UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(8)	Value (Note 1)
COMMON STOCKS - 47.9%
Advanced Materials - 0.0%

Haynes International, Inc.	358	$12,594

Advertising Agencies - 0.0%

Omnicom Group, Inc.	866	65,556

Advertising Sales - 0.0%

Stroeer SE & Co. KGaA	505	29,956

Aerospace/Defense - 0.2%

AeroVironment, Inc.†#	242	19,280
Boeing Co.	371	163,225
Kawasaki Heavy Industries, Ltd.	3,400	87,238
Lockheed Martin Corp.	182	56,313
Raytheon Co.	122	22,753
Saab AB, Series B	629	21,569
Spirit AeroSystems Holdings, Inc., Class A	29	2,865

		373,243

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	976	35,653
Aerojet Rocketdyne Holdings, Inc.†	766	28,534
Barnes Group, Inc.	1,091	63,355
Kaman Corp.	804	49,510
L3 Technologies, Inc.	980	207,515
Moog, Inc., Class A	1,175	110,403
Triumph Group, Inc.#	1,777	41,155

		536,125

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	288	12,154
Mosaic Co.	27	844
OCI NV†	914	21,697

		34,695

Agricultural Operations - 0.0%

Andersons, Inc.	1,372	50,709
Archer-Daniels-Midland Co.	58	2,465

		53,174

Airlines - 0.2%

Air France-KLM†	1,752	21,632
Allegiant Travel Co.	139	18,362
Delta Air Lines, Inc.	771	38,226
Hawaiian Holdings, Inc.#	1,392	41,412
SkyWest, Inc.	1,971	106,513
Southwest Airlines Co.	107	5,996

		232,141

Airport Development/Maintenance - 0.1%

Enav SpA*	6,452	33,172
Flughafen Zurich AG	260	46,318

		79,490

Apparel Manufacturers - 0.1%

Matsuoka Corp.	600	17,575
Oxford Industries, Inc.	486	38,409
PVH Corp.	166	19,063
Under Armour, Inc., Class A†#	517	11,658

		86,705

Appliances - 0.1%

De’Longhi SpA	705	18,524
iRobot Corp.†#	316	39,519
Rational AG	32	20,965

		79,008

Applications Software - 2.0%

CDK Global, Inc.	4,872	282,625
Ebix, Inc.#	598	34,846
Intuit, Inc.	411	101,570
Microsoft Corp.	7,147	800,678
Nemetschek SE	221	32,277
Nuance Communications, Inc.†	145	2,432
PDF Solutions, Inc.†	673	8,015
PTC, Inc.†	410	38,056
salesforce.com, Inc.†	5,961	975,518
ServiceNow, Inc.†	2,846	681,446
Tableau Software, Inc., Class A†#	307	40,493

		2,997,956

Athletic Equipment - 0.1%

Amer Sports Oyj	702	31,820
Fox Factory Holding Corp.†	444	28,141
Vista Outdoor, Inc.†	3,275	29,180

		89,141

Athletic Footwear - 0.0%

NIKE, Inc., Class B	168	14,403

Audio/Video Products - 0.1%

Sony Corp.	2,300	110,208

Auto Repair Centers - 0.0%

Monro, Inc.#	394	30,066

Auto-Cars/Light Trucks - 0.2%

General Motors Co.	738	29,136
Suzuki Motor Corp.	1,900	97,178
Toyota Motor Corp.	2,500	150,204

		276,518

Auto-Truck Trailers - 0.0%

Wabash National Corp.	2,965	44,001

Auto/Truck Parts & Equipment-Original - 0.4%

Allison Transmission Holdings, Inc.	831	41,301
American Axle & Manufacturing Holdings, Inc.†#	4,492	72,321
BorgWarner, Inc.	230	9,340
Brembo SpA	2,759	33,391
CIE Automotive SA	992	28,209
Cooper-Standard Holdings, Inc.†	779	46,826
Garrett Motion, Inc.†#	3,492	58,456
Gentherm, Inc.†	594	24,354
Georg Fischer AG	44	39,016
Koito Manufacturing Co., Ltd.	1,500	86,664
Lear Corp.	108	16,424
Methode Electronics, Inc.	1,671	46,888
Plastic Omnium SA	1,111	31,188
Rheinmetall AG	403	43,107

		577,485

Auto/Truck Parts & Equipment-Replacement - 0.0%

Standard Motor Products, Inc.	236	11,635

B2B/E-Commerce - 0.0%

ePlus, Inc.†	171	15,294

Banks-Commercial - 3.4%

ABN AMRO Group NV CVA*	4,546	110,242

AIB Group PLC	14,441	67,938
Ameris Bancorp	1,720	70,124
Banca Mediolanum SpA	1,104	7,698
Banco Bilbao Vizcaya Argentaria SA	52,739	328,374
Banco BPM SpA†#	14,239	34,530
Banco de Sabadell SA	7,548	8,598
BancorpSouth Bank	1	33
Bank of Hawaii Corp.	137	11,265
Bank of Ireland Group PLC	13,827	89,883
Bank OZK	1	33
Banner Corp.	1,113	69,151
BAWAG Group AG*	791	34,819
BB&T Corp.	2,600	132,522
CaixaBank SA	34,940	124,632
Cathay General Bancorp	81	3,146
Central Pacific Financial Corp.	1,001	29,209
Chemical Financial Corp.	3	137
Chiba Bank, Ltd.	3,900	23,652
Citizens Financial Group, Inc.	2,791	103,100
City Holding Co.	10	801
Columbia Banking System, Inc.	2,579	97,693
Commerzbank AG†	1,497	12,354
Community Bank System, Inc.#	477	30,905
Cullen/Frost Bankers, Inc.	180	18,662
Customers Bancorp, Inc.†	998	21,347
CVB Financial Corp.	2,256	51,414
Danske Bank A/S	4,199	83,540
DNB ASA	4,087	78,333
Eagle Bancorp, Inc.†	1,220	72,212
East West Bancorp, Inc.	465	25,394
Erste Group Bank AG	3,147	119,020
Fidelity Southern Corp.	1,629	53,073
FinecoBank Banca Fineco SpA	2,893	35,950
First BanCorp./Puerto Rico	5,811	66,885
First Citizens BancShares, Inc., Class A	19	8,295
First Commonwealth Financial Corp.	5,341	75,094
First Financial Bancorp	3,365	93,311
First Financial Bankshares, Inc.#	635	41,180
First Midwest Bancorp, Inc.	3,269	75,677
Fulton Financial Corp.	18	309
Glacier Bancorp, Inc.	767	33,610
Great Western Bancorp, Inc.	1,934	72,622
Hancock Whitney Corp.	1	44
Hanmi Financial Corp.	2,653	61,231
Home BancShares, Inc.	5	97
HomeStreet, Inc.†	956	26,672
Hope Bancorp, Inc.	5,132	74,825
Independent Bank Corp./Massachusetts	291	24,773
ING Groep NV	29,796	394,225
International Bancshares Corp.	15	612
Intesa Sanpaolo SpA	108,955	268,806
Jyske Bank A/S	1,072	41,985
KBC Group NV	2,204	163,252
LegacyTexas Financial Group, Inc.	546	22,785
M&T Bank Corp.	803	138,967
MB Financial, Inc.	133	6,021
NBT Bancorp, Inc.	1,967	75,985
Nordea Bank Abp	15,711	142,481
OFG Bancorp	1,862	38,525
Old National Bancorp	1,435	25,514
Opus Bank	1	23
PacWest Bancorp	2,766	113,461
Regions Financial Corp.	8,574	140,614
S&T Bancorp, Inc.	1,834	75,891
ServisFirst Bancshares, Inc.	1,315	45,986
Simmons First National Corp., Class A	3,541	95,005
Skandinaviska Enskilda Banken AB, Class A	8,894	90,539
Southside Bancshares, Inc.	2,310	80,203
SpareBank 1 SR Bank ASA	3,048	34,018
SVB Financial Group†	82	20,267
Svenska Handelsbanken AB, Class A	8,451	96,396
Swedbank AB, Class A	4,293	78,879
Sydbank A/S	1,333	31,743
Synovus Financial Corp.	1,984	78,725
TCF Financial Corp.	4	92
Tompkins Financial Corp.	32	2,573
TrustCo Bank Corp.	6,368	53,937
Trustmark Corp.	44	1,561
UMB Financial Corp.	2	138
Umpqua Holdings Corp.	381	6,927
Unione di Banche Italiane SpA#	14,375	42,856
United Bankshares, Inc.#	113	4,338
United Community Banks, Inc.	2,964	82,073
Valiant Holding AG	267	30,390
Valley National Bancorp	1	11
Westamerica Bancorporation	357	22,948

		5,153,161

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	3,024	158,699
Northern Trust Corp.	284	26,469
State Street Corp.	665	47,794

		232,962

Banks-Mortgage - 0.1%

Deutsche Pfandbriefbank AG*	2,906	35,831
Flagstar Bancorp, Inc.	667	21,784
Walker & Dunlop, Inc.	1,223	68,243

		125,858

Banks-Super Regional - 0.8%

Banque Cantonale Vaudoise	21	17,043
Comerica, Inc.	1,673	145,735
Fifth Third Bancorp	7,030	193,887
KeyCorp	3,502	61,845
Meta Financial Group, Inc.	936	21,856
National Bank Holdings Corp., Class A	885	31,975
PNC Financial Services Group, Inc.	477	60,112
SunTrust Banks, Inc.	2,488	161,397
US Bancorp	2,168	112,064
Wells Fargo & Co.	9,745	486,178

		1,292,092

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co.	552	25,028
Coca-Cola Consolidated, Inc.	204	50,563

PepsiCo, Inc.	765	88,465

		164,056

Bicycle Manufacturing - 0.0%

Shimano, Inc.	200	30,341

Brewery - 0.1%

Asahi Group Holdings, Ltd.	2,000	86,251
Royal Unibrew A/S	407	30,094

		116,345

Broadcast Services/Program - 0.0%

Discovery, Inc., Class C†	169	4,605

Building & Construction Products-Misc. - 0.3%

American Woodmark Corp.†#	684	58,277
Forbo Holding AG	22	31,455
Gibraltar Industries, Inc.†	987	39,974
Nichias Corp.	1,200	23,652
Patrick Industries, Inc.†	1,066	48,194
PGT Innovations, Inc.†	1,079	16,271
Rockwool International A/S	69	16,841
Simpson Manufacturing Co., Inc.	907	54,357
Trex Co., Inc.†	1,203	90,165
Wienerberger AG	1,308	29,607

		408,793

Building & Construction-Misc. - 0.2%

Comfort Systems USA, Inc.	903	48,419
JM AB	893	18,322
MYR Group, Inc.†	718	24,082
Peab AB	3,076	26,843
Penta-Ocean Construction Co., Ltd.	5,600	28,185
TopBuild Corp.†	1,432	85,204

		231,055

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	600	65,079
Nibe Industrier AB, Class B	2,718	34,004

		99,083

Building Products-Cement - 0.0%

US Concrete, Inc.†	607	24,347

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	1,305	46,575
Griffon Corp.	1,120	19,981

		66,556

Building Products-Wood - 0.1%

Boise Cascade Co.	1,730	48,250
Universal Forest Products, Inc.	2,472	76,558

		124,808

Building-Heavy Construction - 0.1%

Ackermans & van Haaren NV	213	33,555
Aegion Corp.†	2,268	39,373
Arcosa, Inc.	2,169	72,640
Boskalis Westminster NV#	1,161	32,684
NCC AB, Class B	1,987	29,796

		208,048

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	2,553	91,040
Bravida Holding AB*	4,667	38,656

		129,696

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	116	16,058
LCI Industries	1,064	86,695
Winnebago Industries, Inc.#	950	30,998

		133,751

Building-Residential/Commercial - 0.2%

Installed Building Products, Inc.†	705	30,752
LGI Homes, Inc.†#	840	49,644
M/I Homes, Inc.†	1,078	28,071
MDC Holdings, Inc.	1,890	54,510
Meritage Homes Corp.†	1,516	66,477
Open House Co., Ltd.	700	24,680
PulteGroup, Inc.	278	7,506

		261,640

Cable/Satellite TV - 0.1%

Charter Communications, Inc., Class A†	25	8,623
Comcast Corp., Class A	286	11,060
Modern Times Group AB, Class B	642	21,757
NOS SGPS SA	5,375	32,097

		73,537

Capacitors - 0.0%

KEMET Corp.	745	14,118

Cellular Telecom - 0.0%

8x8, Inc.†#	1,111	21,853
Sprint Corp.†	1,783	11,322
Sunrise Communications Group AG#*	316	23,446

		56,621

Chemicals-Diversified - 0.2%

AdvanSix, Inc.†	1,505	49,289
Celanese Corp.	245	25,061
Eastman Chemical Co.	463	38,286
Innophos Holdings, Inc.	757	25,132
Innospec, Inc.	327	26,768
Koppers Holdings, Inc.†	829	20,385
Kureha Corp.	300	18,463
LyondellBasell Industries NV, Class A	751	64,226
PPG Industries, Inc.	106	11,869
Quaker Chemical Corp.	159	33,229

		312,708

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.#	2,424	34,154

Chemicals-Other - 0.0%

American Vanguard Corp.	784	14,724

Chemicals-Plastics - 0.0%

A. Schulman, Inc. CVR†(1)(2)	1,774	529
Sumitomo Bakelite Co., Ltd.	1,500	56,453

		56,982

Chemicals-Specialty - 0.4%

Albemarle Corp.#	38	3,469
Balchem Corp.	806	71,516
H.B. Fuller Co.	1,951	98,487

IMCD NV	684	53,683
Ingevity Corp.†	933	107,500
Kraton Corp.†	1,546	55,007
Rogers Corp.†	384	59,616
Shin-Etsu Chemical Co., Ltd.	800	66,539
Stepan Co.	833	78,385

		594,202

Circuit Boards - 0.0%

TTM Technologies, Inc.†	3,992	48,383

Coal - 0.0%

CONSOL Energy, Inc.†	855	32,447

Coatings/Paint - 0.0%

Sherwin-Williams Co.	105	45,486

Commercial Services - 0.2%

Applus Services SA	2,355	28,635
Cintas Corp.	8	1,653
HMS Holdings Corp.†	953	32,840
Medifast, Inc.	148	18,860
Nielsen Holdings PLC	87	2,279
Nutrisystem, Inc.	895	38,736
Team, Inc.†	1,185	18,510
Wirecard AG	1,135	155,566

		297,079

Commercial Services-Finance - 0.4%

Automatic Data Processing, Inc.	35	5,356
Cardtronics PLC, Class A†	486	14,342
EVERTEC, Inc.	1,452	41,556
Experian PLC	14,674	382,153
FleetCor Technologies, Inc.†	21	4,899
PayPal Holdings, Inc.†	252	24,714
Travelport Worldwide, Ltd.	3,520	55,334

		528,354

Computer Aided Design - 0.1%

Autodesk, Inc.†	744	121,279

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	1,982	242,399
Fortinet, Inc.†	4,104	356,186
Gemalto NV†	314	18,179
Qualys, Inc.†	734	61,385

		678,149

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	959	18,796

Computer Services - 2.1%

Accenture PLC, Class A	3,286	530,295
Atos SE	1,709	164,104
Capgemini SE	1,765	211,199
Cognizant Technology Solutions Corp., Class A	3,777	268,092
DXC Technology Co.	3,068	202,059
EPAM Systems, Inc.†	43	6,957
ExlService Holdings, Inc.†	911	55,935
Fujitsu, Ltd.	2,400	161,679
Insight Enterprises, Inc.†	1,426	79,599
International Business Machines Corp.	4,141	571,996
Leidos Holdings, Inc.	1,020	65,882
NEC Corp.	6,700	223,303
Nihon Unisys, Ltd.	2,800	72,974
Nomura Research Institute, Ltd.	1,700	69,089
NTT Data Corp.	17,300	188,885
Perspecta, Inc.	3,591	75,770
SCSK Corp.	2,400	104,858
Sopra Steria Group	345	40,576
Sykes Enterprises, Inc.†	1,930	57,109
Tieto Oyj	728	21,530
Virtusa Corp.†	379	19,128

		3,191,019

Computer Software - 0.3%

Akamai Technologies, Inc.†	134	9,334
Citrix Systems, Inc.	96	10,128
InterXion Holding NV†	602	39,431
Red Hat, Inc.†	111	20,269
Software AG	535	19,564
Splunk, Inc.†	1,929	262,113
TiVo Corp.	5,094	51,093

		411,932

Computers - 0.2%

Apple, Inc.	1,721	297,991
HP, Inc.	1,612	31,805

		329,796

Computers-Integrated Systems - 0.4%

Agilysys, Inc.†	675	14,108
Bechtle AG	347	29,760
Cray, Inc.†	1,308	32,085
Cubic Corp.	727	44,856
Diebold Nixdorf, Inc.	3,038	27,919
Ingenico Group SA	2,370	159,103
Mercury Systems, Inc.†	1,088	69,110
MTS Systems Corp.	434	23,132
OBIC Co., Ltd.	700	66,756
Otsuka Corp.	2,700	97,013

		563,842

Computers-Memory Devices - 0.0%

NetApp, Inc.	64	4,173

Computers-Other - 0.0%

3D Systems Corp.†#	1,353	19,104

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	1,910	51,646
Logitech International SA	1,597	60,053

		111,699

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	1,362	71,996
FTI Consulting, Inc.†	998	74,012
Kelly Services, Inc., Class A	1,079	26,036
Link And Motivation, Inc.	2,300	17,250
Navigant Consulting, Inc.	1,690	34,797

		224,091

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	2,194	61,103

Clorox Co.	145	22,914
Kimberly-Clark Corp.	483	56,429
Quanex Building Products Corp.	2,519	43,302
WD-40 Co.	153	27,382

		211,130

Containers-Metal/Glass - 0.0%

Gerresheimer AG	337	25,874

Containers-Paper/Plastic - 0.1%

Huhtamaki Oyj	1,016	36,784
Multi-Color Corp.	472	23,529
Packaging Corp. of America	149	14,243
Rengo Co., Ltd.	7,200	62,398

		136,954

Cosmetics & Toiletries - 0.1%

Avon Products, Inc.†	5,766	17,817
Estee Lauder Cos., Inc., Class A	86	13,497
Fancl Corp.	1,300	29,449
Kao Corp.	500	37,788
Pola Orbis Holdings, Inc.	1,400	39,250
Procter & Gamble Co.	290	28,579

		166,380

Cruise Lines - 0.0%

Carnival Corp.	105	6,065
Norwegian Cruise Line Holdings, Ltd.†	28	1,555

		7,620

Data Processing/Management - 0.1%

Bottomline Technologies, Inc.†	409	20,401
Broadridge Financial Solutions, Inc.	57	5,771
CSG Systems International, Inc.	1,087	45,165
Fidelity National Information Services, Inc.	27	2,920

		74,257

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	393	29,365
Repligen Corp.†#	485	28,867
Sysmex Corp.	300	18,030

		76,262

Diagnostic Kits - 0.0%

DiaSorin SpA	235	23,054
Meridian Bioscience, Inc.	957	16,336
OraSure Technologies, Inc.†	1,229	13,212

		52,602

Disposable Medical Products - 0.0%

CONMED Corp.	312	23,993
Merit Medical Systems, Inc.†	616	34,329

		58,322

Distribution/Wholesale - 0.2%

Anixter International, Inc.†	1,113	65,311
Copart, Inc.†	76	4,459
Core-Mark Holding Co., Inc.	1,925	60,657
Dorman Products, Inc.†	336	27,182
Fossil Group, Inc.†#	2,204	34,470
G-III Apparel Group, Ltd.†	1,716	61,107
ScanSource, Inc.†	1,287	48,327
WW Grainger, Inc.	181	55,163

		356,676

Diversified Banking Institutions - 3.3%

Banco Santander SA	118,632	579,693
Bank of America Corp.	32,439	943,326
BNP Paribas SA	8,444	432,736
Citigroup, Inc.	8,484	542,806
Credit Agricole SA	11,282	144,137
Credit Suisse Group AG	16,823	208,086
Deutsche Bank AG	8,589	79,729
Goldman Sachs Group, Inc.	533	104,841
JPMorgan Chase & Co.	10,177	1,062,072
Mitsubishi UFJ Financial Group, Inc.	15,200	78,642
Morgan Stanley	2,966	124,513
Natixis SA	14,209	78,095
Societe Generale SA	5,168	158,715
Sumitomo Mitsui Financial Group, Inc.	2,900	102,559
UBS Group AG	22,742	289,388
UniCredit SpA	10,469	142,491

		5,071,829

Diversified Financial Services - 0.0%

Cembra Money Bank AG	426	40,848

Diversified Manufacturing Operations - 0.5%

3M Co.	89	18,458
Aalberts Industries NV	1,324	48,929
Actuant Corp., Class A	2,088	51,052
Eaton Corp. PLC	9	718
EnPro Industries, Inc.	856	58,713
Fabrinet†	888	51,948
Federal Signal Corp.	2,025	49,774
General Electric Co.	1,710	17,767
Harsco Corp.†	942	21,082
Indutrade AB	1,243	35,422
Ingersoll-Rand PLC	388	40,957
Lydall, Inc.†	622	17,509
Parker-Hannifin Corp.	7	1,233
Siemens AG	2,559	279,809
Standex International Corp.	657	53,881
Textron, Inc.	155	8,416
Tredegar Corp.	1,092	19,023
Trelleborg AB, Class B	2,363	38,825

		813,516

Diversified Minerals - 2.1%

Anglo American PLC#	19,198	510,157
BHP Group PLC	38,486	891,261
BHP Group, Ltd.	58,723	1,550,822
China Hongqiao Group, Ltd.#	39,500	26,418
Lundin Mining Corp.	11,949	60,655
Sumitomo Metal Mining Co., Ltd.	6,000	175,696

		3,215,009

Diversified Operations - 0.0%

Sofina SA	122	23,868

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	993	57,495

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	119	195,139
eBay, Inc.	92	3,418
Rocket Internet SE†*	1,198	28,180

		226,737

E-Commerce/Services - 0.2%

Booking Holdings, Inc.†	35	59,396
Expedia Group, Inc.	247	30,458
Scout24 AG*	877	46,186
Shutterfly, Inc.†	892	39,971
SMS Co., Ltd.	2,400	42,460
Stamps.com, Inc.†#	198	18,610
TripAdvisor, Inc.†	114	6,061

		243,142

E-Marketing/Info - 0.0%

New Media Investment Group, Inc.	2,950	39,294

E-Services/Consulting - 0.0%

CDW Corp.	24	2,253
Perficient, Inc.†	673	19,255

		21,508

Electric Products-Misc. - 0.1%

AMETEK, Inc.	146	11,619
Emerson Electric Co.	770	52,476
Mabuchi Motor Co., Ltd.	800	27,488

		91,583

Electric-Distribution - 0.0%

CenterPoint Energy, Inc.	236	7,113

Electric-Integrated - 0.2%

A2A SpA	7,081	12,549
AES Corp.	3,661	63,079
Edison International	562	33,658
Entergy Corp.	787	73,451
Hera SpA	6,216	20,716
Iren SpA	8,203	20,396
Southern Co.	350	17,392

		241,241

Electric-Transmission - 0.0%

Elia System Operator SA/NV	104	7,405

Electronic Components-Misc. - 0.6%

Advanced Energy Industries, Inc.†	1,076	54,198
Benchmark Electronics, Inc.	1,998	54,745
Comtech Telecommunications Corp.	897	23,770
Hoya Corp.	800	48,840
Knowles Corp.†	2,900	47,212
Minebea Mitsumi, Inc.	5,600	89,729
Murata Manufacturing Co., Ltd.	400	62,172
Nidec Corp.	800	96,712
Omron Corp.	2,700	116,391
OSI Systems, Inc.†	506	43,946
Plexus Corp.†	1,255	77,509
Sanmina Corp.†	2,655	84,801
TKH Group NV	757	37,111

		837,136

Electronic Components-Semiconductors - 1.2%

ams AG#	717	22,270
Broadcom, Inc.	996	274,259
CEVA, Inc.†	523	14,550
CTS Corp.	617	19,818
Dialog Semiconductor PLC†	554	16,894
Diodes, Inc.†	1,218	49,122
Intel Corp.	2,480	131,341
IPG Photonics Corp.†	238	36,897
Megachips Corp.#	1,000	18,140
Microchip Technology, Inc.#	919	79,834
Micron Technology, Inc.†	198	8,094
NVIDIA Corp.	992	153,026
ON Semiconductor Corp.†	8,969	192,654
Photronics, Inc.†	2,723	26,713
Qorvo, Inc.†	81	5,681
Rambus, Inc.†	5,776	59,320
Semtech Corp.†	737	40,564
STMicroelectronics NV#	5,644	92,348
Texas Instruments, Inc.	3,588	379,539
Xilinx, Inc.	1,099	137,705
Xperi Corp.	2,311	55,464

		1,814,233

Electronic Connectors - 0.0%

TE Connectivity, Ltd.	101	8,291

Electronic Forms - 0.0%

Adobe, Inc.†	4	1,050

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	829	48,778
FARO Technologies, Inc.†	338	15,484
FLIR Systems, Inc.	738	37,970
Itron, Inc.†	1,389	73,631
National Instruments Corp.	2,360	110,306
Trimble, Inc.†	1,074	42,971
Yokogawa Electric Corp.	3,800	73,092

		402,232

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	830	54,473
dormakaba Holding AG	47	29,762
Resideo Technologies, Inc.†	489	12,567

		96,802

Energy-Alternate Sources - 0.1%

Green Plains, Inc.	1,361	21,232
Renewable Energy Group, Inc.†#	537	14,268
REX American Resources Corp.†	281	22,399
SolarEdge Technologies, Inc.†	963	40,696

		98,595

Engineering/R&D Services - 0.1%

Alten SA	463	47,740
Altran Technologies SA#	2,607	27,637
COMSYS Holdings Corp.	1,600	42,690
Exponent, Inc.	558	31,599
Gaztransport Et Technigaz SA	205	18,444

		168,110

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	2,740	35,921

Enterprise Software/Service - 1.4%

Black Knight, Inc.†	273	14,264

Donnelley Financial Solutions, Inc.†	1,306	18,558
Guidewire Software, Inc.†	2,155	197,700
LivePerson, Inc.†	1,635	45,715
ManTech International Corp., Class A	1,234	67,068
MicroStrategy, Inc., Class A†	290	41,035
Omnicell, Inc.†	461	39,162
Oracle Corp.	887	46,240
Oracle Corp. Japan	900	67,097
Progress Software Corp.	532	19,567
SPS Commerce, Inc.†	249	26,588
Tyler Technologies, Inc.†	1,334	273,190
Ultimate Software Group, Inc.†	1,026	340,119
Veeva Systems, Inc., Class A†	3,231	380,967
Workday, Inc., Class A†	2,813	556,777

		2,134,047

Entertainment Software - 0.1%

Activision Blizzard, Inc.	170	7,164
Capcom Co., Ltd.	4,700	94,156

		101,320

Environmental Consulting & Engineering - 0.1%

Sweco AB, Class B	1,175	27,810
Tetra Tech, Inc.	1,207	72,444

		100,254

Filtration/Separation Products - 0.0%

ESCO Technologies, Inc.	321	22,210

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†#	812	27,770
Enova International, Inc.†	1,678	42,823
PRA Group, Inc.†#	1,866	60,067
Synchrony Financial	200	6,522

		137,182

Finance-Credit Card - 0.2%

Capital One Financial Corp.	828	69,205
Discover Financial Services	492	35,232
Mastercard, Inc., Class A	408	91,706
Visa, Inc., Class A	950	140,714

		336,857

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	76	3,497
E*TRADE Financial Corp.	756	37,036
INTL. FCStone, Inc.†	583	25,361
Investment Technology Group, Inc.	570	17,231
Piper Jaffray Cos.	752	52,610
TD Ameritrade Holding Corp.	171	9,632

		145,367

Finance-Leasing Companies - 0.1%

GRENKE AG	311	31,731
Tokyo Century Corp.	900	40,089

		71,820

Finance-Mortgage Loan/Banker - 0.1%

Aareal Bank AG	1,101	36,055
LendingTree, Inc.†#	13	4,146
Zenkoku Hosho Co., Ltd.	1,500	55,107

		95,308

Finance-Other Services - 0.0%

Bolsas y Mercados Espanoles	1	29
Cboe Global Markets, Inc.	62	5,946
Euronext NV*	652	39,788
WageWorks, Inc.†	562	18,490

		64,253

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc., Class A†	2,050	49,508

Firearms & Ammunition - 0.0%

Axon Enterprise, Inc.†#	638	34,343
Sturm Ruger & Co., Inc.	305	17,370

		51,713

Fisheries - 0.0%

Bakkafrost P/F	449	23,005
Leroy Seafood Group ASA	2,392	18,031
Salmar ASA	358	17,162

		58,198

Food-Confectionery - 0.0%

Hershey Co.	128	14,167

Food-Dairy Products - 0.1%

Dean Foods Co.#	3,537	14,183
Emmi AG	30	24,513
Glanbia PLC	2,515	51,435

		90,131

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	56	3,453

Food-Misc./Diversified - 0.3%

AAK AB	1,679	25,036
Axfood AB	805	14,900
B&G Foods, Inc.#	1,441	35,477
Cal-Maine Foods, Inc.#	886	39,073
Conagra Brands, Inc.	572	13,368
Corbion NV	1,061	32,464
Darling Ingredients, Inc.†	6,263	137,661
Fuji Oil Co., Ltd.	2,700	90,351
Ingredion, Inc.	209	19,322
J&J Snack Foods Corp.	301	46,739
John B. Sanfilippo & Son, Inc.	276	19,176
Kellogg Co.	149	8,383
Kraft Heinz Co.	78	2,589
Lamb Weston Holdings, Inc.	14	970
Viscofan SA#	680	39,717

		525,226

Food-Retail - 0.1%

Kesko Oyj, Class B	400	23,877
Kroger Co.	351	10,295
Seven & i Holdings Co., Ltd.#	1,900	83,422
Takeaway.com NV†*	267	19,558

		137,152

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.#	205	17,452
Chefs’ Warehouse, Inc.†#	400	12,804

SpartanNash Co.	1,954	37,087
Sysco Corp.	824	55,661
United Natural Foods, Inc.†#	2,423	36,369

		159,373

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	785	20,159
Steven Madden, Ltd.	2,019	66,607
Wolverine World Wide, Inc.	2,168	77,527

		164,293

Forestry - 0.0%

Svenska Cellulosa AB SCA, Class B	4,499	41,483

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	1,345	53,491

Gas-Distribution - 0.0%

Italgas SpA	3,210	19,446
Rubis SCA	730	43,219

		62,665

Golf - 0.0%

Callaway Golf Co.	1,149	19,774

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.†	41	2,788
US Ecology, Inc.	244	14,001

		16,789

Home Decoration Products - 0.0%

Newell Brands, Inc.#	67	1,087

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	1,163	23,353
Sleep Number Corp.†	450	19,643

		42,996

Hotels/Motels - 0.0%

Belmond, Ltd., Class A†	1,099	27,310
Extended Stay America, Inc.	361	6,585

		33,895

Human Resources - 0.2%

AMN Healthcare Services, Inc.†	540	27,005
Heidrick & Struggles International, Inc.	414	17,848
Korn Ferry	1,236	60,304
ManpowerGroup, Inc.	73	6,150
Recruit Holdings Co., Ltd.	1,800	50,287
Resources Connection, Inc.	1,504	26,125
Robert Half International, Inc.	246	16,775
TrueBlue, Inc.†	2,116	48,710

		253,204

Identification Systems - 0.0%

Brady Corp., Class A	1,067	50,480

Import/Export - 0.1%

ITOCHU Corp.	2,000	35,850
Mitsubishi Corp.	2,000	56,322
Mitsui & Co., Ltd.	3,400	53,380

		145,552

Independent Power Producers - 0.0%

NRG Energy, Inc.	786	32,760

Industrial Automated/Robotic - 0.7%

Cognex Corp.	752	40,157
FANUC Corp.	900	148,890
Harmonic Drive Systems, Inc.#	3,000	97,968
Keyence Corp.	900	524,263
Rockwell Automation, Inc.	1,182	211,058
THK Co., Ltd.	2,000	49,091
Yaskawa Electric Corp.#	1,300	36,913

		1,108,340

Instruments-Controls - 0.4%

Honeywell International, Inc.	3,212	494,873
Watts Water Technologies, Inc., Class A	778	62,660

		557,533

Insurance Brokers - 0.0%

Aon PLC	20	3,431
eHealth, Inc.†	251	13,406

		16,837

Insurance-Life/Health - 0.1%

American Equity Investment Life Holding Co.	2,463	77,954
Athene Holding, Ltd., Class A†	100	4,455
Dai-ichi Life Holdings, Inc.	6,000	90,728
Prudential Financial, Inc.	80	7,668
Unum Group	72	2,690

		183,495

Insurance-Multi-line - 0.3%

Allstate Corp.	839	79,185
ASR Nederland NV	672	29,611
CNA Financial Corp.	48	2,075
Grupo Catalana Occidente SA	543	19,332
Hartford Financial Services Group, Inc.	825	40,722
Helvetia Holding AG	20	12,003
Horace Mann Educators Corp.	1,706	66,858
Loews Corp.	289	13,762
MetLife, Inc.	426	19,251
Storebrand ASA	3,855	30,645
Topdanmark A/S	174	8,579
Unipol Gruppo Finanziario SpA	7,659	34,908
United Fire Group, Inc.	411	20,032

		376,963

Insurance-Property/Casualty - 0.5%

Ambac Financial Group, Inc.†	2,036	40,252
American National Insurance Co.	187	27,525
Berkshire Hathaway, Inc., Class B†	893	179,761
Employers Holdings, Inc.	1,434	59,740
James River Group Holdings, Ltd.	1,442	59,252
MS&AD Insurance Group Holdings, Inc.	3,900	116,967
ProAssurance Corp.	1,902	77,221
Progressive Corp.	397	28,941
RLI Corp.	388	27,362
Safety Insurance Group, Inc.	459	41,007
Selective Insurance Group, Inc.	1,125	74,205
Stewart Information Services Corp.	1,451	62,291
Universal Insurance Holdings, Inc.	478	18,661

		813,185

Insurance-Reinsurance - 0.0%

Third Point Reinsurance, Ltd.†	2,147	22,951

Internet Connectivity Services - 0.0%

Masmovil Ibercom SA†#	636	13,253

Internet Content-Entertainment - 0.1%

Facebook, Inc., Class A†	629	101,552
Netflix, Inc.†	12	4,297

		105,849

Internet Content-Information/News - 0.1%

SINA Corp.†	2,973	200,291

Internet Financial Services - 0.0%

Cerved Group SpA	3,513	32,386

Internet Gambling - 0.0%

Kindred Group PLC SDR	2,546	26,706

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	1,680	282,475

Internet Security - 0.5%

Palo Alto Networks, Inc.†	1,671	411,517
Symantec Corp.	10,286	231,332
Trend Micro, Inc.	1,800	88,656

		731,505

Investment Companies - 0.0%

KBC Ancora	789	38,159

Investment Management/Advisor Services - 0.2%

Affiliated Managers Group, Inc.	52	5,700
Ameriprise Financial, Inc.	212	27,906
Azimut Holding SpA#	1,909	27,913
BlackRock, Inc.	52	23,048
Blucora, Inc.†	624	16,779
Boston Private Financial Holdings, Inc.	5,433	64,598
T. Rowe Price Group, Inc.	410	41,176
Virtus Investment Partners, Inc.#	332	33,967
Vontobel Holding AG	422	23,678
Waddell & Reed Financial, Inc., Class A	2,382	44,091
WisdomTree Investments, Inc.	1,750	13,615

		322,471

Lasers-System/Components - 0.1%

II-VI, Inc.†#	2,371	100,720

Leisure Products - 0.1%

CTS Eventim AG & Co. KGaA	668	30,013
Thule Group AB*	1,915	42,588
Yamaha Corp.	700	34,414

		107,015

Lighting Products & Systems - 0.0%

Signify NV*	1,114	29,587

Linen Supply & Related Items - 0.0%

UniFirst Corp.	177	25,456

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	1,180	45,029
Caterpillar, Inc.	82	11,262
Komatsu, Ltd.	2,100	51,452

		107,743

Machinery-Electrical - 0.5%

ABB, Ltd.	12,065	238,930
Disco Corp.	400	55,049
Franklin Electric Co., Inc.	437	23,253
Fuji Electric Co., Ltd.#	2,600	81,640
Hitachi, Ltd.	7,600	227,390
Konecranes OYJ	897	31,476
Mitsubishi Electric Corp.	6,900	86,292

		744,030

Machinery-Farming - 0.0%

Alamo Group, Inc.	288	27,660

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	317	24,583
Applied Industrial Technologies, Inc.	1,005	58,431
Bucher Industries AG	125	38,751
Chart Industries, Inc.†	865	76,362
Duerr AG	616	25,182
Hexagon AB, Class B	2,916	153,377
OC Oerlikon Corp. AG	3,307	44,202
Shima Seiki Manufacturing, Ltd.#	1,100	35,922
Stabilus SA	372	21,495
Tennant Co.	757	47,842
Valmet Oyj	933	23,241
Wabtec Corp.	9	673
Zardoya Otis SA	3,642	30,448

		580,509

Machinery-Material Handling - 0.1%

Daifuku Co., Ltd.	3,000	146,952
Dover Corp.	674	61,017

		207,969

Machinery-Pumps - 0.1%

Interpump Group SpA	962	31,185
SPX Corp.†	675	24,543
SPX FLOW, Inc.†	1,751	60,445

		116,173

Machinery-Thermal Process - 0.0%

Nissei ASB Machine Co., Ltd.	700	25,151

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	579	13,230

Medical Information Systems - 0.0%

Cerner Corp.†	7	392
Tabula Rasa HealthCare, Inc.†#	251	13,832

		14,224

Medical Instruments - 0.2%

Ambu A/S, Class B#	1,155	27,082
Edwards Lifesciences Corp.†	212	35,889
Elekta AB, Series B	2,444	28,142
Getinge AB, Class B	2,058	24,343
Intuitive Surgical, Inc.†	24	13,143
Medtronic PLC	455	41,177
Natus Medical, Inc.†	1,283	35,449
Shimadzu Corp.	3,600	88,656
Tecan Group AG	192	43,554
Topcon Corp.	2,700	36,504

		373,939

Medical Labs & Testing Services - 0.1%

Evotec AG†	961	22,583
Laboratory Corp. of America Holdings†	71	10,525
Medpace Holdings, Inc.†	334	18,353
PeptiDream, Inc.†	1,700	80,680
Quest Diagnostics, Inc.	303	26,225

		158,366

Medical Laser Systems - 0.0%

Carl Zeiss Meditec AG	250	21,327

Medical Products - 0.2%

Abbott Laboratories	266	20,647
ABIOMED, Inc.†	133	44,489
Baxter International, Inc.	54	4,035
CryoLife, Inc.†	648	19,168
GN Store Nord A/S	960	46,263
ICU Medical, Inc.†	23	5,652
Integer Holdings Corp.†	338	30,744
Luminex Corp.#	666	16,970
Orthofix Medical, Inc.†	306	18,697
Tactile Systems Technology, Inc.†#	231	17,558
Varian Medical Systems, Inc.†	11	1,478

		225,701

Medical-Biomedical/Gene - 0.4%

AMAG Pharmaceuticals, Inc.†	1,402	20,876
Amgen, Inc.	630	119,750
Argenx SE†	179	23,781
Biogen, Inc.†	274	89,875
Cambrex Corp.†	871	36,007
Celgene Corp.†	16	1,330
Emergent BioSolutions, Inc.†	1,053	61,443
Gilead Sciences, Inc.	690	44,864
Illumina, Inc.†	71	22,207
Innoviva, Inc.†	867	13,612
Medicines Co.†#	1,544	38,090
MorphoSys AG†	255	26,191
Myriad Genetics, Inc.†#	1,909	59,236
NeoGenomics, Inc.†	1,114	21,834
Regeneron Pharmaceuticals, Inc.†	13	5,600
REGENXBIO, Inc.†#	391	20,226
Spectrum Pharmaceuticals, Inc.†	1,369	14,799
Swedish Orphan Biovitrum AB†	1,117	24,273

		643,994

Medical-Drugs - 0.5%

AbbVie, Inc.	821	65,056
Allergan PLC	76	10,466
Bristol-Myers Squibb Co.	919	47,476
Corcept Therapeutics, Inc.†#	1,375	17,146
Enanta Pharmaceuticals, Inc.†	216	22,149
Galapagos NV†	335	32,861
Jazz Pharmaceuticals PLC†	216	30,247
Johnson & Johnson	901	123,113
Merck & Co., Inc.	793	64,463
Nektar Therapeutics†	36	1,459
Pfizer, Inc.	1,827	79,200
Phibro Animal Health Corp., Class A	487	14,269
Shionogi & Co., Ltd.	2,200	140,449
Siegfried Holding AG	91	32,915
Supernus Pharmaceuticals, Inc.†	644	26,301
Vanda Pharmaceuticals, Inc.†	777	15,727
Zoetis, Inc.	510	48,057

		771,354

Medical-Generic Drugs - 0.0%

Endo International PLC†	2,334	25,651
Momenta Pharmaceuticals, Inc.†	2,643	37,240

		62,891

Medical-HMO - 0.1%

Centene Corp.†	178	10,838
Magellan Health, Inc.†	1,022	69,608
Tivity Health, Inc.†	547	11,706
UnitedHealth Group, Inc.	181	43,842

		135,994

Medical-Hospitals - 0.1%

HCA Healthcare, Inc.	123	17,102
Select Medical Holdings Corp.†	4,391	65,075

		82,177

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	565	27,939
Korian SA	472	17,663

		45,602

Medical-Outpatient/Home Medical - 0.1%

LHC Group, Inc.†#	635	69,653
Providence Service Corp.†	395	28,172

		97,825

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	547	29,724
Diplomat Pharmacy, Inc.†#	856	5,521
Galenica AG*	807	36,774
McKesson Corp.	21	2,670
Owens & Minor, Inc.#	2,813	17,553
Premier, Inc., Class A†	237	8,670

		100,912

Metal Processors & Fabrication - 0.2%

Aurubis AG	595	32,736
AZZ, Inc.	471	21,675
CIRCOR International, Inc.†#	754	23,774
Mueller Industries, Inc.	2,395	79,155
NORMA Group	503	26,970
VAT Group AG*	351	36,505

		220,815

Metal Products-Fasteners - 0.0%

SFS Group AG	324	26,523

Metal-Aluminum - 0.2%

Alumina, Ltd.	44,757	80,958
Aluminum Corp of China, Ltd.†	72,000	29,535
China Zhongwang Holdings, Ltd.	30,000	15,899
Kaiser Aluminum Corp.	204	22,334
Norsk Hydro ASA	24,536	101,623

		250,349

Metal-Copper - 0.4%

Antofagasta PLC	7,160	88,965
First Quantum Minerals, Ltd.	12,596	144,438

Freeport-McMoRan, Inc.	25,148	324,409
Jiangxi Copper Co., Ltd.	23,000	31,410
Turquoise Hill Resources, Ltd.†	18,268	31,512

		620,734

Metal-Diversified - 1.9%

Boliden AB	4,994	136,664
China Molybdenum Co, Ltd., Class H#	69,000	33,051
Glencore PLC	207,921	838,221
MMG, Ltd.†	44,000	20,852
Rio Tinto PLC	21,384	1,229,805
Rio Tinto, Ltd.	6,787	462,949
South32, Ltd.	93,601	259,608

		2,981,150

Metal-Iron - 0.1%

Fortescue Metals Group, Ltd.	28,466	122,366

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,493	66,125
John Bean Technologies Corp.	758	71,025

		137,150

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	51	1,893
Yamaha Motor Co., Ltd.	2,200	44,547

		46,440

Multimedia - 0.1%

E.W. Scripps Co., Class A	809	17,110
Twenty-First Century Fox, Inc., Class B	325	16,302
Viacom, Inc., Class B	2,129	62,209
Walt Disney Co.	535	60,370

		155,991

Networking Products - 1.0%

Arista Networks, Inc.†	1,266	361,126
Cisco Systems, Inc.	16,090	832,979
Extreme Networks, Inc.†	1,653	13,588
LogMeIn, Inc.	2,565	203,764
NETGEAR, Inc.†	1,355	48,577

		1,460,034

Non-Ferrous Metals - 0.1%

Materion Corp.	362	20,916
Mitsubishi Materials Corp.	1,900	52,160

		73,076

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	923	185,071

Office Furnishings-Original - 0.0%

Interface, Inc.	2,664	47,286

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	368	39,759

Oil & Gas Drilling - 0.0%

Nabors Industries, Ltd.#	4,645	15,050
Noble Corp. PLC†	4,237	12,753

		27,803

Oil Companies-Exploration & Production - 0.3%

Apache Corp.	25	829
Carrizo Oil & Gas, Inc.†#	1,140	12,517
ConocoPhillips	842	57,130
Continental Resources, Inc.†	2	89
Denbury Resources, Inc.†#	6,238	11,977
Devon Energy Corp.	17	502
Gulfport Energy Corp.†	6,635	50,824
Inpex Corp.	4,100	39,836
Laredo Petroleum, Inc.†	4,969	17,044
Occidental Petroleum Corp.	820	54,243
PDC Energy, Inc.†	2,643	97,976
Penn Virginia Corp.†	243	13,039
SRC Energy, Inc.†#	10,640	48,944
Unit Corp.†	2,051	31,893

		436,843

Oil Companies-Integrated - 0.2%

Chevron Corp.	1,344	160,716
Exxon Mobil Corp.	1,771	139,962

		300,678

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	1,090	46,445
Exterran Corp.†	1,903	32,484
National Oilwell Varco, Inc.	285	8,020
US Silica Holdings, Inc.#	3,360	50,064

		137,013

Oil Refining & Marketing - 0.1%

HollyFrontier Corp.	313	16,026
Marathon Petroleum Corp.	507	31,439
Phillips 66	678	65,332

		112,797

Oil-Field Services - 0.3%

Archrock, Inc.	1,653	16,133
C&J Energy Services, Inc.†	2,961	51,136
Helix Energy Solutions Group, Inc.†	6,243	46,198
KLX Energy Services Holdings, Inc.†	430	11,335
Matrix Service Co.†	993	20,744
Newpark Resources, Inc.†	3,272	28,925
Oil States International, Inc.†	2,710	46,449
ProPetro Holding Corp.†#	919	18,251
Saipem SpA†	7,933	41,192
SBM Offshore NV	1,783	33,646
Schlumberger, Ltd.	179	7,887
Subsea 7 SA	3,878	47,406
Superior Energy Services, Inc.†	8,364	39,144
TGS NOPEC Geophysical Co. ASA	1,508	41,010

		449,456

Optical Recognition Equipment - 0.0%

Jenoptik AG	808	29,428

Paper & Related Products - 0.1%

BillerudKorsnas AB	1,684	21,934
Clearwater Paper Corp.†#	612	17,503
Domtar Corp.	67	3,411
Holmen AB	842	17,796
International Paper Co.	104	4,765
Mercer International, Inc.	1,305	18,688
Neenah, Inc.	758	51,226
P.H. Glatfelter Co.	1,556	20,928

Schweitzer-Mauduit International, Inc.	1,456	56,143

		212,394

Pharmacy Services - 0.0%

Cigna Corp.	136	23,724
CVS Health Corp.	140	8,096

		31,820

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	444	28,034
U.S. Physical Therapy, Inc.	198	21,828

		49,862

Pipelines - 0.0%

Kinder Morgan, Inc.	43	824
ONEOK, Inc.	54	3,470

		4,294

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	511	16,398
Schneider Electric SE	1,857	144,520

		160,918

Publishing-Books - 0.1%

Lagardere SCA	1,387	35,891
Scholastic Corp.	1,238	52,380

		88,271

Publishing-Newspapers - 0.0%

Gannett Co., Inc.#	4,965	58,289

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	2,221	63,276
Aedifica SA	377	34,606
Agree Realty Corp.	367	24,123
Alstria Office REIT-AG	2,192	33,186
Apartment Investment & Management Co., Class A	353	17,293
Apollo Commercial Real Estate Finance, Inc.#	3,394	61,635
ARMOUR Residential REIT, Inc.	1,201	24,080
Capstead Mtg. Corp.	7,302	60,607
CareTrust REIT, Inc.	1,030	23,010
CBL & Associates Properties, Inc.#	8,219	17,589
Cedar Realty Trust, Inc.	5,405	18,809
Chatham Lodging Trust	3,286	65,654
Chesapeake Lodging Trust	2,370	71,384
Cofinimmo SA	132	17,146
DiamondRock Hospitality Co.	5,364	57,341
Easterly Government Properties, Inc.#	1,461	26,269
EastGroup Properties, Inc.	303	32,015
Extra Space Storage, Inc.	117	11,225
Four Corners Property Trust, Inc.	807	22,104
Franklin Street Properties Corp.	7,164	51,867
Global Net Lease, Inc.	1,419	25,315
HCP, Inc.	22	677
Hersha Hospitality Trust	2,560	48,256
Hospitality Properties Trust	564	15,267
Host Hotels & Resorts, Inc.	2,185	42,848
Independence Realty Trust, Inc.	6,248	64,729
Inmobiliaria Colonial SA	2,516	25,942
Invesco Mtg. Capital, Inc.	3,592	57,185
iStar, Inc.	2,707	23,686
Kite Realty Group Trust	3,890	61,229
Lexington Realty Trust	8,226	76,419
LTC Properties, Inc.	968	42,998
Merlin Properties Socimi SA	2,820	36,599
National Storage Affiliates Trust	708	20,051
New York Mortgage Trust, Inc.#	7,239	43,434
Office Properties Income Trust	1,352	41,249
Pennsylvania Real Estate Investment Trust#	5,604	34,465
PennyMac Mtg. Investment Trust	1,908	38,885
PS Business Parks, Inc.	257	37,823
Public Storage	26	5,499
Retail Opportunity Investments Corp.	4,485	77,007
RPT Realty#	1,894	24,016
Simon Property Group, Inc.	405	73,370
Summit Hotel Properties, Inc.	4,989	56,825
Warehouses De Pauw CVA	164	24,176
Washington Prime Group, Inc.#	2,626	15,178
Whitestone REIT	1,773	23,067

		1,769,414

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	220	10,947
Deutsche Euroshop AG	1,109	32,898
Entra ASA*	2,033	28,511
Fabege AB	1,482	19,910
Fastighets AB Balder, Class B†	550	16,186
HFF, Inc., Class A	1,135	51,302
Hufvudstaden AB, Class A	739	11,938
IMMOFINANZ AG	1,045	25,936
Nexity SA	679	33,164
PSP Swiss Property AG	159	16,186
RE/MAX Holdings, Inc., Class A	1,181	46,331
Wallenstam AB	847	7,923
Wihlborgs Fastigheter AB	2,733	36,302

		337,534

Real Estate Operations & Development - 0.2%

ADO Properties SA*	501	28,750
CA Immobilien Anlagen AG	820	27,683
Castellum AB	443	8,070
Grand City Properties SA	1,112	26,182
Hemfosa Fastigheter AB	2,161	18,461
LEG Immobilien AG	255	28,471
Mitsui Fudosan Co., Ltd.	6,100	144,339
TAG Immobilien AG	284	6,622
TLG Immobilien AG	805	23,349

		311,927

Recreational Vehicles - 0.0%

Dometic Group AB*	3,282	27,380

Recycling - 0.0%

Tomra Systems ASA	955	25,224

Rental Auto/Equipment - 0.0%

Rent-A-Center, Inc.†	1,509	28,083

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	3,040	66,728
Buckle, Inc.#	1,117	21,435

Burlington Stores, Inc.†	94	15,955
Caleres, Inc.	2,129	66,212
Chico’s FAS, Inc.	6,915	40,384
Children’s Place, Inc.#	225	21,501
DSW, Inc., Class A	2,044	60,523
Foot Locker, Inc.	18	1,071
Gap, Inc.	137	3,480
Genesco, Inc.†	1,052	50,780
Guess?, Inc.	830	18,584
Lululemon Athletica, Inc.†	122	18,351
Ross Stores, Inc.	153	14,509
Tailored Brands, Inc.	792	10,264
Tapestry, Inc.	157	5,486

		415,263

Retail-Appliances - 0.0%

Conn’s, Inc.†	795	18,754

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	10	1,618
AutoZone, Inc.†	70	65,728
O’Reilly Automotive, Inc.†	18	6,695

		74,041

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	709	50,899
Group 1 Automotive, Inc.	794	49,371
Lithia Motors, Inc., Class A#	919	82,958

		183,228

Retail-Building Products - 0.1%

Home Depot, Inc.	687	127,191
Lowe’s Cos., Inc.	235	24,696

		151,887

Retail-Catalog Shopping - 0.0%

Belluna Co., Ltd.	3,800	31,228

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	106	7,297

Retail-Discount - 0.2%

Costco Wholesale Corp.	46	10,062
Dollar General Corp.	187	22,152
Pan Pacific International Holdings Corp	2,200	131,055
Target Corp.	588	42,712
Walmart, Inc.	430	42,566

		248,547

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc.	244	17,370

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	1,051	25,603
La-Z-Boy, Inc.	2,051	70,575
Nitori Holdings Co., Ltd.	400	49,827
RH†#	502	77,102

		223,107

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	14,877	22,613
TJX Cos., Inc.	73	3,744

		26,357

Retail-Misc./Diversified - 0.0%

GameStop Corp., Class A	4,416	51,667

Retail-Office Supplies - 0.1%

Office Depot, Inc.	23,059	80,015

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†#	2,059	20,116
FirstCash, Inc.	483	42,340

		62,456

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	29	9,062

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	883	20,353

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.	140	9,454

Retail-Restaurants - 0.1%

BJ’s Restaurants, Inc.	340	16,266
Chipotle Mexican Grill, Inc.†	20	12,151
Darden Restaurants, Inc.	136	15,247
Dave & Buster’s Entertainment, Inc.	489	25,100
Dine Brands Global, Inc.#	232	23,014
Red Robin Gourmet Burgers, Inc.†	595	18,094
Shake Shack, Inc., Class A†#	364	20,071
Starbucks Corp.	293	20,586
Wingstop, Inc.	343	22,847

		173,376

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	2,110	67,436

Rubber/Plastic Products - 0.1%

Hexpol AB	4,371	39,020
Myers Industries, Inc.	1,310	24,995
Proto Labs, Inc.†	298	33,671
Raven Industries, Inc.	533	21,277
Sekisui Plastics Co., Ltd.	2,100	18,350

		137,313

Satellite Telecom - 0.0%

Cellnex Telecom SA*	1,447	37,411

Savings & Loans/Thrifts - 0.3%

Axos Financial, Inc.†#	1,464	47,258
Banc of California, Inc.#	3,030	52,480
Berkshire Hills Bancorp, Inc.	1,110	34,765
Brookline Bancorp, Inc.	1,349	21,557
Dime Community Bancshares, Inc.	2,048	40,919
New York Community Bancorp, Inc.#	1,322	16,538
Northfield Bancorp, Inc.	3,580	53,378
Northwest Bancshares, Inc.	4,308	80,129
Oritani Financial Corp.#	255	4,577
Pacific Premier Bancorp, Inc.	1,359	40,566
People’s United Financial, Inc.	7	124
Provident Financial Services, Inc.	1,926	52,869
Washington Federal, Inc.	275	8,437

		453,597

Schools - 0.0%

Career Education Corp.†	1,163	19,329
Strategic Education, Inc.	253	33,087

		52,416

Security Services - 0.0%

Loomis AB, Series B	817	29,722
Prosegur Cia de Seguridad SA	4,606	25,755

		55,477

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	1,415	151,348
Marvell Technology Group, Ltd.	7,886	157,326
Maxim Integrated Products, Inc.	2,536	138,035
MaxLinear, Inc.†#	1,536	38,615
NXP Semiconductors NV	3,491	318,798
Power Integrations, Inc.	740	54,064
QUALCOMM, Inc.	4,610	246,128
Renesas Electronics Corp.†	13,700	80,136

		1,184,450

Semiconductor Equipment - 0.4%

ASM International NV	547	29,828
ASM Pacific Technology, Ltd.	16,300	172,661
BE Semiconductor Industries NV	842	21,070
Brooks Automation, Inc.	837	26,876
Cabot Microelectronics Corp.	303	34,270
Cohu, Inc.	820	14,670
FormFactor, Inc.†	3,445	54,603
KLA-Tencor Corp.	170	19,633
Kulicke & Soffa Industries, Inc.	2,875	67,045
Lam Research Corp.	35	6,163
Siltronic AG	211	20,626
Teradyne, Inc.	3,899	159,196
Veeco Instruments, Inc.†	1,836	20,967

		647,608

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	118	24,710

Software Tools - 0.5%

VMware, Inc., Class A	4,012	689,302

Steel Pipe & Tube - 0.0%

Maruichi Steel Tube, Ltd.	1,000	30,054
TimkenSteel Corp.†	1,401	17,457

		47,511

Steel-Producers - 1.1%

Acerinox SA	1,579	16,718
AK Steel Holding Corp.†#	4,459	13,466
Angang Steel Co., Ltd.	20,000	14,879
ArcelorMittal	12,128	278,797
BlueScope Steel, Ltd.	9,944	94,944
China Oriental Group Co., Ltd.	20,000	13,402
JFE Holdings, Inc.	10,800	188,115
Kobe Steel, Ltd.	5,600	44,261
Maanshan Iron & Steel	30,000	14,293
Nippon Steel & Sumitomo Metal Corp.	13,900	249,842
Nucor Corp.	6,519	394,856
SSAB AB, Class B	10,159	33,427
Steel Dynamics, Inc.	4,292	160,177
thyssenkrupp AG	7,964	119,121
voestalpine AG	2,082	64,462

		1,700,760

Steel-Specialty - 0.0%

APERAM SA	741	24,207
Hitachi Metals, Ltd.	3,900	39,677

		63,884

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	552	19,878

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†	4,506	110,352
Viavi Solutions, Inc.†	2,503	32,864

		143,216

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	2,009	30,175
Digi International, Inc.†	1,439	18,995
Juniper Networks, Inc.	8,586	232,509

		281,679

Telephone-Integrated - 0.3%

AT&T, Inc.	2,036	63,360
CenturyLink, Inc.	1,915	25,259
Freenet AG	1,611	33,928
Nippon Telegraph & Telephone Corp.	3,000	129,215
SoftBank Group Corp.	1,000	92,226
Verizon Communications, Inc.	774	44,056

		388,044

Television - 0.0%

AMC Networks, Inc., Class A†#	314	20,633
ION Media Networks, Inc.†(1)(2)(3)	18	14,830

		35,463

Theaters - 0.0%

Cinemark Holdings, Inc.	450	16,934

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	727	23,722

Tobacco - 0.1%

Altria Group, Inc.	1,650	86,476
Philip Morris International, Inc.	225	19,562
Universal Corp.	971	57,619

		163,657

Tools-Hand Held - 0.0%

Snap-on, Inc.#	217	34,720

Toys - 0.0%

Bandai Namco Holdings, Inc.	1,500	63,787

Transactional Software - 0.0%

SimCorp A/S	426	38,350
Worldline SA†*	367	20,589

		58,939

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	1,061	57,018

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.	1,299	53,584

Transport-Marine - 0.0%

Dfds A/S#	473	21,619
SEACOR Holdings, Inc.†	574	25,635

		47,254

Transport-Rail - 0.1%

CSX Corp.	545	39,605

Norfolk Southern Corp.	133	23,847
Union Pacific Corp.	50	8,385
West Japan Railway Co.	1,300	97,863

		169,700

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	270	24,402
Cia de Distribucion Integral Logista Holdings SA	593	14,934
Echo Global Logistics, Inc.†	999	23,996
Expeditors International of Washington, Inc.	239	17,913
Forward Air Corp.	360	23,274
Hub Group, Inc., Class A†	1,065	45,774
Matson, Inc.	528	19,066
Panalpina Welttransport Holding AG	163	25,412
Sankyu, Inc.	1,100	53,784
SG Holdings Co., Ltd.	4,000	116,987

		365,542

Transport-Truck - 0.1%

ArcBest Corp.	1,188	41,378
Marten Transport, Ltd.	1,216	22,678
Old Dominion Freight Line, Inc.	19	2,865
Saia, Inc.†	1,020	67,483

		134,404

Travel Services - 0.1%

HIS Co., Ltd.	1,800	68,793

Veterinary Diagnostics - 0.0%

Neogen Corp.†	594	36,804

Vitamins & Nutrition Products - 0.0%

Herbalife Nutrition, Ltd.†	135	7,574

Web Hosting/Design - 0.6%

GoDaddy, Inc., Class A†	5,140	383,701
NIC, Inc.	2,567	43,870
Shopify, Inc., Class A†#	2,463	465,877

		893,448

Web Portals/ISP - 0.4%

Alphabet, Inc., Class A†	45	50,695
Alphabet, Inc., Class C†	139	155,669
Baidu, Inc. ADR†	1,522	247,386
United Internet AG	4,199	152,789

		606,539

Wire & Cable Products - 0.0%

Encore Wire Corp.	951	56,337
Insteel Industries, Inc.	73	1,661

		57,998

Wireless Equipment - 0.0%

Infrastrutture Wireless Italiane SpA*	3,004	26,481
Ubiquiti Networks, Inc.	11	1,588

		28,069

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	1,215	38,200

Total Common Stocks (cost $74,078,516)		73,662,732

EXCHANGE-TRADED FUNDS - 9.2%

iShares Core S&P Small-Cap ETF	784	62,736
iShares MSCI Brazil ETF#	125,900	5,413,700
iShares MSCI Europe Financials ETF#	47,662	895,569
iShares MSCI Europe Small-Cap ETF#	40,656	2,053,128
iShares MSCI India ETF	44,600	1,457,974
iShares MSCI South Korea ETF	66,635	4,196,006
iShares Russell 1000 Growth ETF	105	15,501
iShares Russell 1000 Value ETF	124	15,296
iShares S&P SmallCap 600 Value ETF	326	50,246
SPDR S&P 500 ETF Trust#	153	42,638

Total Exchange-Traded Funds (cost $14,343,330)		14,202,794

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056(1)(2)† (cost $0)	$45,000	5

ASSET BACKED SECURITIES - 7.5%
Diversified Financial Services - 7.5%
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	555,000	552,756
Citibank Credit Card Issuance Trust FRS Series 2017-A5, Class A5 3.10% (1 ML + 0.62%) due 04/22/2026	500,000	503,401
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	202,715
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,387,820
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	450,000	452,915
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	989,846
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 4.24% (3 ML+1.48%) due 04/20/2031*(4)	7,500,000	7,345,028
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	78,000	78,256
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	75,000	75,612

Total Asset Backed Securities (cost $11,764,866)		11,588,349

U.S. CORPORATE BONDS & NOTES - 3.3%
Finance-Credit Card - 0.8%

American Express Credit Corp. FRS Senior Notes 3.07% (3 ML+0.33%) due 05/03/2019	1,290,000	1,290,399

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2049(2)†	44,000	858
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†	71,000	7

Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†		69,000	7

			872

Pharmacy Services - 1.0%

CVS Health Corp. FRS Senior Notes 3.40% (3 M + 0.63%) due 03/09/2020		1,500,000	1,503,004

Telephone-Integrated - 1.5%

AT&T, Inc. FRS Senior Notes 3.74% (3 ML+0.95%) due 07/15/2021		1,000,000	1,007,487
Verizon Communications, Inc. FRS Senior Notes 3.21% (3 ML+0.55%) due 05/22/2020		1,216,000	1,221,035

			2,228,522

Total U.S. Corporate Bonds & Notes (cost $5,037,015)			5,022,797

FOREIGN CORPORATE BONDS & NOTES - 2.4%
Banks-Commercial - 0.7%

Royal Bank of Canada FRS Senior Notes 3.00% (3 ML+0.38%) due 03/02/2020		1,100,000	1,102,647

Diversified Manufacturing Operations - 0.9%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 3.10% (3 ML+0.32%) due 09/13/2019*		1,290,000	1,291,540

Soap & Cleaning Preparation - 0.8%

Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 3.38% (3 ML+0.56%) due 06/24/2022*		1,295,000	1,281,699

Total Foreign Corporate Bonds & Notes (cost $3,696,550)			3,675,886

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Sovereign - 2.6%

Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	52,000	39,202
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	33,000	26,041
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	47,000	39,719
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	52,000	46,867
Government of Canada Notes 0.50% due 03/01/2022	CAD	60,000	43,880
Government of Canada Bonds 0.75% due 09/01/2021	CAD	69,000	51,117
Government of Canada Bonds 1.00% due 09/01/2022	CAD	63,000	46,576
Government of Canada Bonds 1.50% due 06/01/2023	CAD	57,000	42,751
Government of Canada Senior Notes 1.75% due 03/01/2023	CAD	61,000	46,227
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	26,038
Government of Canada Bonds 2.25% due 02/01/2021	CAD	39,000	29,896
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,914
Government of Japan Senior Notes 0.10% due 01/01/2021	JPY	10,000,000	90,127
Government of Japan Senior Notes 0.10% due 09/20/2023	JPY	13,300,000	120,729
Government of Japan Senior Notes 0.10% due 12/20/2028	JPY	9,700,000	88,060
Government of Japan Senior Notes 0.10% due 12/20/2023	JPY	10,000,000	90,815
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	3,300,000	30,167
Government of Japan Senior Notes 0.50% due 12/20/2038	JPY	5,000,000	45,477
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	12,900,000	120,352
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	3,800,000	35,407
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	104,584
Government of Japan Senior Notes 2.10% due 12/20/2024	JPY	3,500,000	35,535
Government of Japan Senior Bonds 2.90% due 11/20/2030	JPY	3,200,000	38,166
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	36,000	60,477
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	58,000	101,064
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	306,000	36,757
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	44,000	77,912
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	80,000	137,043
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	73,000	120,242
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR	15,000	21,992
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	27,000	39,243
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	22,000	29,248
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	40,000	52,076
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	30,000	43,709
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	49,000	72,515
Republic of Italy Bonds 7.25% due 11/01/2026	EUR	39,000	59,359
United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	122,000	160,256
United Kingdom Gilt Treasury Bonds 4.25% due 09/07/2039	GBP	20,000	37,858
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	16,300,000	828,603
United Mexican States Bonds 7.50% due 06/03/2027	MXN	16,700,000	831,960

Total Foreign Government Obligations (cost $4,026,343)			3,987,961

RIGHTS - 0.0%
Real Estate Operations & Development - 0.0%

BUWOG AG†#(1)(2) (cost $0)		1,461	0

U.S. GOVERNMENT TREASURIES - 8.8%
United States Treasury Bonds - 0.1%

2.50% due 05/15/2046		134,000	119,386
2.88% due 05/15/2043		110,000	106,171

			225,557

United States Treasury Notes - 8.7%

1.38% due 03/31/2020		3,890,000	3,841,223
1.63% due 08/31/2022		90,000	87,363
1.75% due 05/31/2022		85,000	83,031
1.88% due 04/30/2022		64,000	62,810
1.88% due 07/31/2022		25,000	24,491
2.00% due 10/31/2022#		126,000	123,771
2.00% due 02/15/2023		151,000	148,098
2.00% due 08/15/2025		149,000	143,686
2.13% due 12/31/2022#		138,000	136,059
2.13% due 05/15/2025		112,000	108,990
2.25% due 08/15/2027		121,000	117,105
2.38% due 04/30/2020		3,890,000	3,882,099
2.38% due 01/31/2023		114,000	113,421
2.50% due 05/31/2020		3,890,000	3,887,265
2.50% due 03/31/2023		116,000	115,946
2.63% due 05/15/2021		133,000	133,301
2.75% due 11/30/2020		103,000	103,350
2.75% due 08/15/2021		140,000	140,810
2.75% due 04/30/2023		130,000	131,193

			13,384,012

Total U.S. Government Treasuries (cost $13,559,693)			13,609,569

Total Long-Term Investment Securities (cost $126,506,313)		125,750,093

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Registered Investment Companies - 8.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(6)	5,390,707	5,390,707

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(5)(6)	7,067,468	7,067,468

		12,458,175

U.S. Government Treasuries - 0.8%

United States Treasury Bills 2.50% due 01/02/20(7)	$1,210,000	1,184,678

Total Short-Term Investment Securities (cost $13,642,781)		13,642,853

TOTAL INVESTMENTS (cost $140,149,094)	90.6%	139,392,946
Other assets less liabilities	9.4	14,510,756

NET ASSETS	100.0%	$153,903,702

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $10,948,937 representing 7.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $16,236 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	3/5/2014	18	$0	$14,830	823.89	0.01%

(4)	Collateralized Loan Obligation
(5)

At February 28, 2019, the Fund had loaned securities with a total value of $10,411,428. This was secured by collateral of $7,067,468, which was received in cash and subsequently invested in short-term investments currently valued at $7,067,468 as reported in the Portfolio of Investments. Additional collateral of $3,814,967 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	2.00% to 7.50%	06/01/2019 to 03/01/2049	$70,308
Federal National Mtg. Assoc.	1.51% to 8.50%	07/01/2019 to 09/01/2055	176,545
Government National Mtg. Assoc.	2.50% to 14.48%	10/20/2023 to 12/20/2068	61,966
United States Treasury Bills	0.00%	02/28/2019 to 06/20/2019	96,224
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 02/15/2049	3,409,924

(6)	The rate shown is the 7-day yield as of February 28, 2019.
(7)	The security or a portion thereof was pledge as collateral to cover margin requirements for open future contract.
(8)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

AUD - Australian Dollar

BR - Bearer Shares

CAD - Canadian Dollar

CVA - Certification Van Aadelen (Dutch Cert.)

CVR - Contingent Value Rights

ETF - Exchange-Traded Funds

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

SDR - Swedish Depositary Receipt

FRS - Floating Rate Security

The rates shown on the FRS is the current interest rates as of February 28, 2019, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
799	Long	FTSA China A50 Index	March 2019	$9,932,401	$10,015,465	$83,064
5	Long	MSCI Europe Index	March 2019	293,061	319,925	26,864
1	Long	Nikkei 225 Index	March 2019	106,504	107,450	946
18	Short	Russell 1000 Growth Index	March 2019	1,200,376	1,333,170	(132,794)
63	Long	Russell 1000 E-mini Value Index	March 2019	3,518,390	3,813,705	295,315
15	Short	Russell 2000 E-mini Index	March 2019	1,042,125	1,181,625	(139,500)
29	Short	S&P 500 E-mini Index	March 2019	3,704,751	4,037,815	(333,064)
140	Long	SGX Nifty 50 Index	March 2019	3,042,431	3,043,600	1,169

						$(198,000)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley And Co. International Plc	AUD	205,700	USD	148,663	03/20/2019	$2,706	$—
	CAD	858,400	USD	643,035	03/20/2019	—	(9,572)
	EUR	830,200	USD	950,049	03/20/2019	4,469	—
	GBP	28,900	USD	36,595	03/20/2019	—	(1,768)
	GBP	121,600	USD	160,352	06/19/2019	—	(1,791)
	JPY	45,535,700	USD	410,801	03/20/2019	1,767	—
	JPY	43,570,000	USD	402,381	06/19/2019	8,188	—
	NOK	316,800	USD	36,907	03/20/2019	—	(143)
	USD	327,267	CAD	427,800	03/20/2019	—	(2,028)
	USD	118,707	EUR	103,000	03/20/2019	—	(1,392)

						17,130	(16,694)

Morgan Stanley Capital Services, Inc.	AUD	750,000	USD	539,153	03/20/2019	6,981	—
	EUR	2,000,000	USD	2,261,553	03/20/2019	—	(16,403)
	INR	230,600,000	USD	3,241,405	03/20/2019	6,049	—
	USD	541,838	AUD	750,000	03/20/2019	—	(9,666)
	USD	1,498,580	CNY	10,290,000	03/20/2019	40,373	—
	USD	12,804,583	EUR	11,190,000	03/20/2019	—	(59,416)
	USD	1,825,809	GBP	1,440,000	03/20/2019	85,707	—
	USD	6,334,804	INR	450,690,000	03/20/2019	—	(11,549)
	USD	8,886,962	JPY	994,380,000	03/20/2019	45,267	—

						184,377	(97,034)

Net Unrealized Appreciation/(Depreciation)						$201,507	$(113,728)

AUD - Australian Dollar

CAD - Canadian Dollar

CNY - Yuan Renminbi

EUR - Euro Currency

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$56,453	$—	$529	$56,982
Television	20,633	—	14,830	35,463
Other Industries	73,570,287	—	—	73,570,287
Exchange-Traded Funds	14,202,794	—	—	14,202,794
Preferred Securities/Capital Securities	—	—	5	5
Asset Backed Securities	—	11,588,349	—	11,588,349
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	858	14	872
Other Industries	—	5,021,925	—	5,021,925
Foreign Corporate Bonds & Notes	—	3,675,886	—	3,675,886
Foreign Government Obligations	—	3,987,961	—	3,987,961
Rights	—	—	0	0
U.S. Government Treasuries	—	13,609,569	—	13,609,569
Short-Term Investment Securities:
Registered Investment Companies	12,458,175	—	—	12,458,175
U.S. Government Treasuries	—	1,184,678	—	1,184,678

Total Investments at Value	$100,308,342	$39,069,226	$15,378	$139,392,946

Other Financial Instruments:†
Futures Contracts	$407,358	$—	$—	$407,358
Forward Foreign Currency Contracts	—	201,507	—	201,507

Total Other Financial Instruments	$407,358	$201,507	$—	$608,865

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$605,358	$—	$—	$605,358
Forward Foreign Currency Contracts	—	113,728	—	113,728

Total Other Financial Instruments	$605,358	$113,728	$—	$719,086

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 5.6%

Boeing Co.	86,111	$37,885,396
Northrop Grumman Corp.	22,400	6,495,104

		44,380,500

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	24,477	4,036,992
L3 Technologies, Inc.	1,300	275,275

		4,312,267

Airlines - 0.8%

Alaska Air Group, Inc.	12,210	753,357
American Airlines Group, Inc.	11,580	412,596
Delta Air Lines, Inc.	22,771	1,128,986
United Continental Holdings, Inc.†	46,178	4,054,890

		6,349,829

Apparel Manufacturers - 0.1%

VF Corp.	7,200	628,992

Applications Software - 11.2%

Intuit, Inc.	59,101	14,605,630
Microsoft Corp.	384,114	43,032,291
salesforce.com, Inc.†	101,439	16,600,492
ServiceNow, Inc.†	62,817	15,040,903

		89,279,316

Auto-Cars/Light Trucks - 0.6%

Ferrari NV#	6,660	854,212
Tesla, Inc.†	13,357	4,272,637

		5,126,849

Auto/Truck Parts & Equipment-Original - 0.7%

Aptiv PLC	64,140	5,330,675

Banks-Fiduciary - 0.0%

State Street Corp.	2,011	144,531

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A	500	84,580

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	6,508	823,522

Coatings/Paint - 0.2%

Sherwin-Williams Co.	3,310	1,433,892

Commercial Services - 0.2%

Cintas Corp.	4,878	1,007,795
CoStar Group, Inc.†	1,467	671,196

		1,678,991

Commercial Services-Finance - 4.2%

Automatic Data Processing, Inc.	5,900	902,877
FleetCor Technologies, Inc.†	6,438	1,501,857
Global Payments, Inc.	78,469	10,230,788
IHS Markit, Ltd.†	6,016	319,871
Moody’s Corp.	900	155,808
PayPal Holdings, Inc.†	139,871	13,717,149
S&P Global, Inc.	13,000	2,604,810
Worldpay, Inc., Class A†	45,205	4,330,639

		33,763,799

Computer Software - 0.7%

Splunk, Inc.†	41,600	5,652,608

Computers - 0.3%

Apple, Inc.	12,151	2,103,946

Containers-Metal/Glass - 0.2%

Ball Corp.	24,238	1,327,758

Cruise Lines - 0.7%

Norwegian Cruise Line Holdings, Ltd.†	23,451	1,302,234
Royal Caribbean Cruises, Ltd.	34,943	4,140,047

		5,442,281

Data Processing/Management - 1.3%

Fidelity National Information Services, Inc.	34,624	3,744,586
Fiserv, Inc.†#	81,079	6,866,580

		10,611,166

Diagnostic Equipment - 2.2%

Danaher Corp.	69,042	8,769,715
Thermo Fisher Scientific, Inc.	34,518	8,959,837

		17,729,552

Diversified Banking Institutions - 0.6%

Citigroup, Inc.	6,229	398,532
Goldman Sachs Group, Inc.	200	39,340
JPMorgan Chase & Co.	936	97,681
Morgan Stanley	102,634	4,308,575

		4,844,128

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)(3)	273,650	1,535,177

E-Commerce/Products - 12.7%

Alibaba Group Holding, Ltd. ADR†	152,780	27,963,323
Amazon.com, Inc.†	44,708	73,313,520

		101,276,843

E-Commerce/Services - 2.6%

Booking Holdings, Inc.†	10,456	17,744,250
Ctrip.com International, Ltd. ADR†	1,380	47,100
IAC/InterActiveCorp†	13,200	2,812,260

		20,603,610

Electric-Distribution - 0.2%

Sempra Energy	13,582	1,635,816

Electric-Integrated - 0.0%

NextEra Energy, Inc.	441	82,785

Electronic Components-Misc. - 0.0%

Corning, Inc.	2,235	77,800

Electronic Components-Semiconductors - 1.2%

Broadcom, Inc.	4,543	1,250,960
Microchip Technology, Inc.#	3,132	272,077
NVIDIA Corp.	11,117	1,714,908
Texas Instruments, Inc.	38,741	4,098,023
Xilinx, Inc.	16,419	2,057,301

		9,393,269

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	9,831	780,975
Fortive Corp.	39,953	3,258,966

		4,039,941

Enterprise Software/Service - 1.3%

Workday, Inc., Class A†	51,609	10,214,969

Entertainment Software - 0.3%

Activision Blizzard, Inc.	1,285	54,150
Electronic Arts, Inc.†	25,500	2,442,390

		2,496,540

Finance-Credit Card - 6.2%

Mastercard, Inc., Class A	102,186	22,968,347
Visa, Inc., Class A#	180,564	26,745,140

		49,713,487

Finance-Investment Banker/Broker - 2.2%

Charles Schwab Corp.	126,939	5,840,463
TD Ameritrade Holding Corp.	211,032	11,887,433

		17,727,896

Finance-Other Services - 0.7%

Intercontinental Exchange, Inc.	69,933	5,395,331

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.	42,612	3,541,057
Marriott International, Inc., Class A	39,990	5,009,547

		8,550,604

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	4,988	903,726

Instruments-Controls - 0.6%

Honeywell International, Inc.	30,704	4,730,565

Insurance Brokers - 1.0%

Marsh & McLennan Cos., Inc.	17,918	1,666,732
Willis Towers Watson PLC	35,949	6,183,947

		7,850,679

Insurance-Multi-line - 0.1%

Chubb, Ltd.	7,236	968,900

Insurance-Property/Casualty - 0.2%

Progressive Corp.	18,762	1,367,750

Internet Application Software - 2.2%

Tencent Holdings, Ltd.	405,400	17,342,376

Internet Content-Entertainment - 6.2%

Facebook, Inc., Class A†	231,343	37,350,328
Netflix, Inc.†	34,442	12,333,680

		49,684,008

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	300	39,489
Raymond James Financial, Inc.	9,729	803,421

		842,910

Machinery-General Industrial - 0.8%

Roper Technologies, Inc.	20,528	6,643,887

Machinery-Pumps - 0.1%

Xylem, Inc.	6,500	491,075

Medical Instruments - 1.8%

Boston Scientific Corp.†	5,900	236,708
Intuitive Surgical, Inc.†	25,269	13,837,557

		14,074,265

Medical Products - 4.3%

Abbott Laboratories	30,224	2,345,987
Becton Dickinson and Co.	61,621	15,330,688

Stryker Corp.	87,831	16,557,022

		34,233,697

Medical-Biomedical/Gene - 2.4%

Alexion Pharmaceuticals, Inc.†	35,974	4,868,362
Biogen, Inc.†	107	35,097
Celgene Corp.†	555	46,132
Illumina, Inc.†	273	85,386
Regeneron Pharmaceuticals, Inc.†	1,300	559,962
Vertex Pharmaceuticals, Inc.†	71,739	13,540,736

		19,135,675

Medical-Drugs - 1.2%

Eli Lilly & Co.	56,820	7,175,798
Merck & Co., Inc.	7,519	611,219
Pfizer, Inc.	25,000	1,083,750
Zoetis, Inc.	6,800	640,764

		9,511,531

Medical-HMO - 5.9%

Anthem, Inc.	41,582	12,504,955
Centene Corp.†	68,036	4,142,712
Humana, Inc.	16,685	4,755,892
UnitedHealth Group, Inc.	88,830	21,516,403
WellCare Health Plans, Inc.†	15,217	3,858,727

		46,778,689

Medical-Hospitals - 0.3%

HCA Healthcare, Inc.	15,800	2,196,832

Pharmacy Services - 1.5%

Cigna Corp.	67,619	11,795,458

Real Estate Investment Trusts - 0.0%

American Tower Corp.	1,497	263,697

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	75,587	7,167,915

Retail-Discount - 1.0%

Dollar General Corp.	64,903	7,688,409

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	2,765	864,035

Retail-Restaurants - 1.1%

Domino’s Pizza, Inc.	400	100,376
McDonald’s Corp.	17,008	3,126,751
Restaurant Brands International, Inc.	42,359	2,677,512
Yum! Brands, Inc.	33,706	3,185,217

		9,089,856

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	1,500	160,440
Maxim Integrated Products, Inc.	59,060	3,214,636

		3,375,076

Semiconductor Equipment - 0.0%

Lam Research Corp.	400	70,436

Software Tools - 0.7%

VMware, Inc., Class A	32,313	5,551,697

Tobacco - 0.2%

Philip Morris International, Inc.	18,800	1,634,472

Transport-Rail - 1.2%

Canadian Pacific Railway, Ltd.	13,344	2,755,269

CSX Corp.	44,204	3,212,305
Kansas City Southern	2,294	249,220
Norfolk Southern Corp.	3,200	573,760
Union Pacific Corp.	13,881	2,327,844

		9,118,398

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	9,900	1,065,932

Web Portals/ISP - 5.7%

Alphabet, Inc., Class A†	10,965	12,352,621
Alphabet, Inc., Class C†	29,369	32,890,930

		45,243,551

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	3,654	522,960

Total Long-Term Investment Securities
(cost $461,256,566)		794,001,707

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(4)	500,923	500,923
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)	151,300	151,300
T. Rowe Price Government Reserve Fund 2.44%(4)	2,333,791	2,333,791

Total Short-Term Investment Securities
(cost $2,986,014)		2,986,014

TOTAL INVESTMENTS
(cost $464,242,580)	100.1%	796,987,721
Liabilities in excess of other assets	(0.1)	(657,827)

NET ASSETS	100.0%	$796,329,894

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,535,177	$5.61	0.19%

(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $1,535,177 representing 0.2% of net assets.
(4)	The rate shown is the 7-day yield as of February 28, 2019.
(5)

At February 28, 2019, the Fund had loaned securities with a total value of $21,513,182. This was secured by collateral of $151,300, which was received in cash and subsequently invested in short-term investments currently valued at $151,300 as reported in the Portfolio of Investments. Additional collateral of $21,795,255 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$2,191,163
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2019 to 05/15/2048	19,604,092

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$1,535,177	$1,535,177
Other Industries	792,466,530	—	—	792,466,530
Short-Term Investment Securities:	2,986,014	—	—	2,986,014

Total Investments at Value	$795,452,544	$—	$1,535,177	$796,987,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 1.7%

Spirit AeroSystems Holdings, Inc., Class A	9,462	$934,846

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	6,598	829,171

Applications Software - 1.6%

Microsoft Corp.	7,812	875,178

Banks-Fiduciary - 3.0%

Bank of New York Mellon Corp.	16,927	888,329
State Street Corp.	10,302	740,405

		1,628,734

Banks-Super Regional - 3.1%

US Bancorp	15,608	806,777
Wells Fargo & Co.	17,385	867,338

		1,674,115

Beverages-Non-alcoholic - 1.4%

Coca-Cola European Partners PLC	16,273	767,109

Building & Construction Products-Misc. - 1.0%

Owens Corning	10,372	517,874

Building Products-Air & Heating - 1.2%

Johnson Controls International PLC	17,843	629,323

Building-Residential/Commercial - 0.9%

Lennar Corp., Class A	10,545	505,949

Cable/Satellite TV - 1.8%

Comcast Corp., Class A	25,478	985,234

Casino Hotels - 1.5%

MGM Resorts International	29,761	796,107

Chemicals-Diversified - 2.1%

DowDuPont, Inc.	12,860	684,538
LyondellBasell Industries NV, Class A	5,231	447,355

		1,131,893

Commercial Services - 1.0%

Nielsen Holdings PLC	21,405	560,811

Computers - 0.9%

Hewlett Packard Enterprise Co.	27,970	458,149

Cruise Lines - 3.2%

Norwegian Cruise Line Holdings, Ltd.†	15,684	870,933
Royal Caribbean Cruises, Ltd.	7,478	885,993

		1,756,926

Diversified Banking Institutions - 1.9%

JPMorgan Chase & Co.	10,044	1,048,192

Diversified Manufacturing Operations - 1.8%

General Electric Co.	91,150	947,048

Electric-Integrated - 3.5%

Dominion Energy, Inc.	12,338	914,123
Exelon Corp.	19,643	954,453

		1,868,576

Electronic Components-Semiconductors - 4.2%

Broadcom, Inc.	3,325	915,572
Microchip Technology, Inc.#	8,260	717,546
Texas Instruments, Inc.	6,041	639,017

		2,272,135

Engineering/R&D Services - 1.1%

Jacobs Engineering Group, Inc.	8,111	598,430

Enterprise Software/Service - 1.5%

Oracle Corp.	15,622	814,375

Finance-Consumer Loans - 2.7%

Navient Corp.	35,885	438,515
SLM Corp.†	94,067	1,039,440

		1,477,955

Finance-Credit Card - 2.1%

American Express Co.	10,511	1,132,455

Finance-Investment Banker/Broker - 2.5%

E*TRADE Financial Corp.	15,734	770,808
Jefferies Financial Group, Inc.	28,973	587,283

		1,358,091

Food-Catering - 1.4%

Aramark	24,267	735,290

Industrial Gases - 3.5%

Air Products & Chemicals, Inc.	5,414	980,909
Linde PLC	5,355	927,700

		1,908,609

Insurance Brokers - 1.8%

Willis Towers Watson PLC	5,516	948,862

Insurance-Property/Casualty - 2.5%

Berkshire Hathaway, Inc., Class B†	4,405	886,726
Fidelity National Financial, Inc.	13,951	489,541

		1,376,267

Machinery-General Industrial - 1.1%

Wabtec Corp.#	8,161	597,843

Medical Instruments - 1.8%

Medtronic PLC	10,582	957,671

Medical-Drugs - 3.8%

Merck & Co., Inc.	6,680	543,017
Pfizer, Inc.	22,796	988,207
Sanofi ADR	12,852	534,643

		2,065,867

Medical-Generic Drugs - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR†	16,535	278,284

Medical-HMO - 3.8%

Anthem, Inc.	3,846	1,156,608
UnitedHealth Group, Inc.	3,766	912,200

		2,068,808

Oil Companies-Exploration & Production - 7.5%

ConocoPhillips	14,040	952,614
Hess Corp.	18,536	1,072,308
Kosmos Energy, Ltd.†#	73,580	470,912
Occidental Petroleum Corp.	7,899	522,519
Parsley Energy, Inc., Class A†	22,686	411,524
Vermilion Energy, Inc.#	24,583	628,833

		4,058,710

Oil Companies-Integrated - 3.3%

BP PLC ADR#	21,320	909,298
Chevron Corp.	7,250	866,955

		1,776,253

Oil Refining & Marketing - 2.8%

Phillips 66	8,810	848,931
Valero Energy Corp.	8,185	667,569

		1,516,500

Pharmacy Services - 2.6%

Cigna Corp.	4,000	697,760
CVS Health Corp.	12,520	724,032

		1,421,792

Real Estate Investment Trusts - 2.7%

Liberty Property Trust	14,334	678,428
MGM Growth Properties LLC, Class A	26,082	802,282

		1,480,710

Rental Auto/Equipment - 1.3%

AMERCO	1,835	705,723

Retail-Auto Parts - 1.4%

Advance Auto Parts, Inc.	4,759	769,911

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	8,614	905,245

Retail-Discount - 2.0%

Dollar General Corp.	8,927	1,057,492

Savings & Loans/Thrifts - 1.2%

New York Community Bancorp, Inc.#	51,941	649,782

Semiconductor Components-Integrated Circuits - 2.7%

Marvell Technology Group, Ltd.	43,334	864,513
QUALCOMM, Inc.	10,750	573,943

		1,438,456

Tobacco - 0.8%

Philip Morris International, Inc.	5,211	453,044

Tools-Hand Held - 1.5%

Stanley Black & Decker, Inc.	6,288	832,720

Total Long-Term Investment Securities
(cost $45,621,493)		53,572,515

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $645,304)	645,304	645,304

TOTAL INVESTMENTS
(cost $46,266,797)	100.1%	54,217,819
Liabilities in excess of other assets	(0.1)	(29,694)

NET ASSETS	100.0%	$54,188,125

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $3,938,349. This was secured by collateral of $645,304, which was received in cash and subsequently invested in short-term investments currently valued at $645,304 as reported in the Portfolio of Investments. Additional collateral of $3,440,404 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/28/2019 to 06/20/2019	$42,817
United States Treasury Notes/Bonds	zero coupon to 6.88%	03/15/2019 to 11/15/2048	3,397,587

(2)	The rate shown is the 7-day yield as of February 28, 2019.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$53,572,515	$—	$—	$53,572,515
Short-Term Investment Securities	645,304	—	—	645,304

Total Investments at Value	$54,217,819	$—	$—	$54,217,819

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.7%
Credit Card Bullet - 0.1%

Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	$130,000	$130,842

Diversified Financial Services - 3.6%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	125,000	125,658
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,331
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	263,574
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	412,884
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	189,353
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	517,354
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	225,178
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	253,404
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	253,035	253,609
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	113,940
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	202,715
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	125,000	126,487
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,758,332
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	450,613	464,583
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	346,955
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	122,880
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	302,007
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	287,000	284,203
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	196,951
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	240,031
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	23,000	23,009
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,102
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	388,955
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,353
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	790,000	779,022
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.39% (1 ML+0.90%) due 12/15/2033*(1)	250,000	250,157
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	123,771	122,969
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	98,536
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	226,835
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,941

		8,553,308

Total Asset Backed Securities
(cost $8,777,376)		8,684,150

U.S. CORPORATE BONDS & NOTES - 28.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	116,988
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	131,000	127,222

		244,210

Aerospace/Defense - 0.1%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	311,000	311,399

Aerospace/Defense-Equipment - 0.5%

Harris Corp. Senior Notes 4.40% due 06/15/2028	437,000	449,836
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	156,000	160,249
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	464,000	473,258

		1,083,343

Auto-Cars/Light Trucks - 1.5%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	490,000	490,774
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	445,000	430,899
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	261,000	258,559
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*#	252,000	254,094
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	627,000	615,125
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	229,000	225,791
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*#	578,000	581,296
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	320,282
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	320,000	324,490

		3,501,310

Banks-Commercial - 1.2%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	973,000	993,520
Citizens Bank NA Senior Notes 3.75% due 02/18/2026	256,000	255,900
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	543,012
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037(4)	632,000	815,380
SunTrust Bank Senior Notes 3.50% due 08/02/2022	226,000	227,514

		2,835,326

Banks-Super Regional - 0.8%

Bank of America NA Senior Notes 3.34% due 01/25/2023	372,000	373,879
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	734,000	714,502
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	397,000	394,282
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	429,000	435,422

		1,918,085

Beverages-Non-alcoholic - 0.3%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	144,000	145,583
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	370,000	376,767
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	246,000	242,252

		764,602

Brewery - 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	234,000	225,883
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	142,000	136,245
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	109,000	100,384
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	599,000	629,343

		1,091,855

Broadcast Services/Program - 0.2%

Fox Corp. Company Guar. Notes 5.48% due 01/25/2039*#	179,000	188,317
Fox Corp. Company Guar. Notes 5.58% due 01/25/2049*	219,000	230,898

		419,215

Building & Construction Products-Misc. - 0.1%

Owens Corning Senior Notes 4.30% due 07/15/2047	436,000	338,967

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	180,000	168,975

Cable/Satellite TV - 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	39,000	37,598
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	135,000	134,971
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	129,000	138,107
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	401,000	407,058
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	84,000	78,958
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	308,000	317,846

		1,114,538

Cellular Telecom - 0.2%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	580,000	580,725

Chemicals-Diversified - 0.4%

Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	214,000	225,168
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	326,000	340,201
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	307,000	327,657

		893,026

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	235,098

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	26,000	21,460

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	283,053

Computer Services - 0.5%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	958,000	952,682
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	181,000	178,585

		1,131,267

Computers - 0.2%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	238,497
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	220,000	248,892
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	39,000	40,151

		527,540

Diversified Banking Institutions - 2.9%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	396,000	397,550
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	321,000	326,249
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	487,000	484,987
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037(4)	334,000	385,623
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	474,000	453,843
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	122,000	120,342
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	271,000	272,086
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	324,000	337,962

Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033(4)	189,000	211,289
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033(4)	131,000	148,537
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	266,000	261,087
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/20/2024#	303,000	303,274
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	159,000	146,825
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	295,000	296,362
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(4)	514,000	611,072
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	404,276
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	155,000	146,968
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,383,000	1,454,553

		6,762,885

Diversified Manufacturing Operations - 0.4%

3M Co. Senior Notes 3.25% due 02/14/2024	193,000	195,898
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	639,000	657,304
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	214,000	218,140

		1,071,342

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	141,000	157,218

Electric-Distribution - 0.3%

Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	260,000	263,044
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	517,000	536,421

		799,465

Electric-Generation - 0.0%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	35,000	35,719

Electric-Integrated - 2.1%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	326,788
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	446,000	435,549
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	189,394
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	660,000	670,405
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	164,799
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	166,000	164,438
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	936,192
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	174,627
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	129,000	131,713
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	302,663
MidAmerican Energy Co. 1st Mtg. Notes 4.25% due 07/15/2049	410,000	418,813
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	281,000	285,959
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	193,000	194,279
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	127,000	130,752
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	446,000	485,624

		5,011,995

Electronic Components-Semiconductors - 0.3%

Intel Corp. Senior Notes 2.45% due 07/29/2020	378,000	376,880
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	91,000	91,624
Micron Technology, Inc. Senior Notes 5.33% due 02/06/2029	264,000	264,473

		732,977

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	28,000	28,183
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	530,000	526,592

		554,775

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	161,000	155,910

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.95% due 11/15/2024	640,000	632,543

Finance-Consumer Loans - 0.1%

Synchrony Financial Senior Notes 4.25% due 08/15/2024	218,000	213,798

Finance-Credit Card - 0.3%

American Express Co. Senior Notes 2.50% due 08/01/2022	173,000	169,441
American Express Co. Senior Notes 3.40% due 02/22/2024	467,000	468,250
American Express Co. Senior Notes 4.20% due 11/06/2025	156,000	162,108

		799,799

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	152,029
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016(4)†	89,000	1,735
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	112,000	11

		153,784

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	348,706
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	186,494
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	143,263

		678,463

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	105,330
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	265,000	256,820

		362,150

Food-Misc./Diversified - 0.7%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048#	293,000	274,915
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	251,000	283,453
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	363,000	338,465
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	258,143
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	303,000	299,039
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	302,052

		1,756,067

Food-Retail - 0.1%

Kroger Co. Senior Notes 5.40% due 01/15/2049	184,000	181,337

Gas-Distribution - 0.1%

Brooklyn Union Gas Co. Senior Notes 4.49% due 03/04/2049*	166,000	165,635
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	161,000	179,198

		344,833

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049	115,000	115,499

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	152,000	153,419
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	164,000	161,991

		315,410

Insurance-Life/Health - 0.1%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	94,000	87,867
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	230,000	181,994

		269,861

Insurance-Multi-line - 0.1%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	182,773

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	195,223
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	491,140

		686,363

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	273,000	273,679

Machinery-Construction & Mining - 0.3%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	194,834
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	133,000	133,829
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	286,000	289,966

		618,629

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	341,000	343,104

Machinery-Farming - 0.5%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	465,000	464,709
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	238,000	236,135
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024#	304,000	309,923
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	144,000	148,524

		1,159,291

Machinery-General Industrial - 0.2%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	471,000	473,883

Medical Instruments - 0.1%

Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	163,000	162,736

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	322,000	312,954
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	228,000	213,961
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	391,184
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	546,688
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	267,869

		1,732,656

Medical Products - 0.1%

Baxter International, Inc. Senior Notes 3.50% due 08/15/2046#	236,000	195,046

Medical-Biomedical/Gene - 0.2%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	267,000	266,640
Celgene Corp. Senior Notes 4.63% due 05/15/2044	178,000	166,157

		432,797

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	161,000	141,410
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	185,000	173,767
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	215,000	217,691
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021#	144,000	144,920

		677,788

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	231,000	217,636

Medical-HMO - 0.6%

UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	957,000	940,010
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	172,000	176,569
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	192,000	200,257

		1,316,836

Medical-Hospitals - 0.1%

HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	178,000	185,952

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	453,000	397,834

Multimedia - 0.1%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045#	174,000	164,103

Office Supplies & Forms - 0.2%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	358,000	370,466

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	392,000	441,124
Apache Corp. Senior Notes 4.38% due 10/15/2028#	83,000	81,594
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	134,000	154,578
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	396,000	370,522

		1,047,818

Oil Companies-Integrated - 0.6%

BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022	335,000	337,525
BP Capital Markets America, Inc. Company Guar. Notes 4.23% due 11/06/2028	267,000	280,869
Chevron Corp. Senior Notes 2.90% due 03/03/2024	716,000	712,983

		1,331,377

Oil-Field Services - 0.1%

Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	240,000	241,192

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	380,000	375,918
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	371,957
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	243,516

		991,391

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	201,192

Pharmacy Services - 0.5%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	238,000	236,482
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	538,000	522,092
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	116,588	117,276
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	121,847	130,081
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	120,771	130,758

		1,136,689

Pipelines - 1.2%

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	208,000	206,604
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024#	196,000	201,479

Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	214,000	223,215
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	163,000	174,923
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	48,000	44,754
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	170,000	166,388
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	36,000	30,420
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	232,000	235,822
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	247,000	254,160
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	260,000	310,885
Magellan Midstream Partners LP Senior Notes 4.85% due 02/01/2049	184,000	186,873
MPLX LP Senior Notes 4.00% due 03/15/2028	166,000	160,312
MPLX LP Senior Notes 4.13% due 03/01/2027	127,000	124,525
MPLX LP Senior Notes 5.50% due 02/15/2049	390,000	398,679
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	219,000	217,484

		2,936,523

Real Estate Investment Trusts - 0.5%

American Tower Corp. Senior Notes 4.00% due 06/01/2025	212,000	214,069
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	296,000	292,126
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	226,000	225,357
ERP Operating LP Senior Notes 4.15% due 12/01/2028	168,000	174,527
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	293,000	300,646

		1,206,725

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	226,000	211,894

Retail-Building Products - 0.2%

Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	362,000	382,899

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	535,000	530,310

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	130,000	121,402

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	583,000	586,918

Retail-Restaurants - 0.4%

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	307,000	280,621
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	270,000	262,781
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	468,000	455,291

		998,693

Savings & Loans/Thrifts - 0.4%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	438,654
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	483,000	485,624

		924,278

Semiconductor Equipment - 0.1%

Lam Research Corp. Senior Notes 4.00% due 03/15/2029	211,000	211,056

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 4.35% due 03/01/2029	212,000	211,149
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	660,000	621,698
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	569,000	548,722
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	96,178
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	507,000	551,915

		2,029,662

Television - 0.1%

CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	276,000	274,351

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	302,000	301,052
Stanley Black & Decker, Inc. Senior Notes 4.85% due 11/15/2048#	185,000	193,009

		494,061

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.35% due 02/15/2024	370,000	375,601
GATX Corp. Senior Notes 4.70% due 04/01/2029	115,000	116,515

		492,116

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	206,531

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	123,000	122,898
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	248,000	248,237

		371,135

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 4.95% due 10/17/2048#	185,000	183,554

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	301,000	300,316

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.65% due 07/29/2021*	218,000	219,260
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	338,000	332,942

		552,202

Total U.S. Corporate Bonds & Notes
(cost $65,843,834)		66,125,681

FOREIGN CORPORATE BONDS & NOTES - 7.1%
Agricultural Chemicals - 0.1%

Nutrien, Ltd. Senior Notes 3.63% due 03/15/2024#	202,000	199,349

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC Senior Notes 5.40% due 03/15/2049	124,000	123,452
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	340,000	339,367

		462,819

Banks-Commercial - 1.1%

AIB Group PLC Senior Notes 4.75% due 10/12/2023*	449,000	450,746
Bank of Montreal Senior Notes 3.30% due 02/05/2024	423,000	421,837
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	479,867
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	232,086
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	486,000	500,822
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	226,923
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	351,000	355,198

		2,667,479

Banks-Special Purpose - 0.2%

KFW Government Guar. Notes 2.63% due 02/28/2024	499,000	498,357

Broadcast Services/Program - 0.1%

Fox Corp. Company Guar. Notes 4.03% due 01/25/2024*#	311,000	317,429

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	228,332

Cable/Satellite TV - 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	316,000	322,762
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	224,000	233,052

		555,814

Cellular Telecom - 0.1%

SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	201,912

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	205,342

Diversified Banking Institutions - 2.1%

Bank of America Corp. Senior Notes 4.27% due 07/23/2029	166,000	170,500
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	275,628
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	358,000	368,711
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	181,253
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	804,000	803,931
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	888,000	891,936
Morgan Stanley Senior Notes 4.43% due 01/23/2030	255,000	263,531
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	470,000	472,403
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	625,000	623,338
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	531,000	474,476
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	386,002

		4,911,709

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	398,000	395,081

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	207,000	195,059

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*#	400,000	393,484

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	393,000	383,607
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	383,681

		767,288

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	244,000	227,886

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	250,000	231,830
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	163,000	166,162

		397,992

Medical-Drugs - 0.3%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	185,312
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	515,000	532,184

		717,496

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	178,000	175,826

Oil Companies-Exploration & Production - 0.2%

Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	295,000	300,661
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	233,000	231,838

		532,499

Oil Companies-Integrated - 0.3%

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	278,000	264,879
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	265,000	242,383
Petro-Canada Senior Notes 5.95% due 05/15/2035	132,000	148,461

		655,723

Pharmacy Services - 0.1%

Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	234,000	231,469

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	242,000	248,771

SupraNational Banks - 0.1%

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	300,000	308,587

Telephone-Integrated - 0.5%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	206,000	211,150
Telefonica Emisiones SA Company Guar. Notes 5.52% due 03/01/2049	465,000	464,304
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	331,412
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	195,389

		1,202,255

Transport-Rail - 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	162,785

Total Foreign Corporate Bonds & Notes
(cost $16,988,406)		16,860,743

U.S. GOVERNMENT AGENCIES - 40.0%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	319,531

Federal Home Loan Mtg. Corp. - 13.0%

2.50% due 01/01/2028	199,491	196,909
2.50% due 04/01/2028	479,950	473,740
2.50% due 03/01/2031	639,106	627,428
2.50% due 10/01/2032	846,638	831,168
3.00% due 08/01/2027	133,855	134,249
3.00% due 10/01/2042	452,429	444,924
3.00% due 11/01/2042	575,065	565,525
3.00% due 04/01/2043	636,407	625,848
3.00% due 05/01/2043	813,661	800,162
3.00% due 08/01/2043	604,021	594,000
3.00% due 07/01/2045	816,961	801,383
3.00% due 10/01/2045	405,731	397,806
3.00% due 08/01/2046	2,427,848	2,378,532
3.50% due 01/01/2032	1,423,862	1,449,775
3.50% due 11/01/2041	544,674	549,745
3.50% due 03/01/2042	181,749	183,441
3.50% due 04/01/2042	1,045,933	1,055,673
3.50% due 06/01/2042	1,211,509	1,222,793
3.50% due 08/01/2042	234,547	236,731
3.50% due 03/01/2045	878,029	882,911
3.50% due 07/01/2045	1,074,683	1,080,369
3.50% due 08/01/2045	630,783	634,120
3.50% due 11/01/2045	418,643	420,858
3.50% due 12/01/2046	812,116	815,240
3.50% due 11/01/2047	6,314,819	6,325,176
4.00% due 09/01/2040	265,260	272,967
4.00% due 10/01/2045	753,521	771,695
4.50% due 04/01/2044	147,106	153,287
4.50% due 03/01/2046	219,441	228,215
5.00% due 10/01/2033	385	408
5.00% due 06/01/2039	336,523	360,519
5.00% due 11/01/2043	427,363	457,153
5.50% due 02/01/2035	68,328	72,486
6.00% due 10/01/2033	93,663	100,950
6.00% due 03/01/2040	524	575
6.50% due 02/01/2035	1,792	1,968
6.75% due 09/15/2029	500,000	661,797
6.75% due 03/15/2031	250,000	338,308
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	31,575	32,485
4.38% (12 ML+1.89%) due 11/01/2037	347,039	365,100
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	735,460	732,738
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	99,678
Series 3820, Class DA 4.00% due 11/15/2035(3)	373,906	376,081
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.31% (6.80%-1 ML) due 09/15/2039(3)(6)(7)	189,673	21,427
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.69% (1 ML+1.20%) due 08/25/2029(3)	605,870	607,684

Series 2015-DNA1, Class M2 4.34% (1 ML+1.85%) due 10/25/2027(3)	228,536	231,053
Series 2014-DN1, Class M2 4.69% (1 ML+2.20%) due 02/25/2024(3)	358,892	366,143
Series 2014-HQ2, Class M2 4.69% (1 ML+2.20%) due 09/25/2024(3)	475,229	484,509
Series 2016-HQA1, Class M2 5.24% (1 ML+2.75%) due 09/25/2028(3)	245,147	248,737
Series 2015-HQA2, Class M2 5.29% (1 ML+2.80%) due 05/25/2028(3)	19,681	20,090

		30,734,559

Federal National Mtg. Assoc. - 22.6%

2.50% due 04/01/2028	275,116	271,421
2.50% due 01/01/2032	682,069	669,408
3.00% due 10/01/2027	75,080	75,275
3.00% due 12/01/2027	686,265	686,572
3.00% due 01/01/2028	589,103	590,637
3.00% due 03/01/2030	2,485,398	2,483,444
3.00% due 10/01/2030	475,261	474,678
3.00% due 03/01/2042	652,620	641,303
3.00% due 12/01/2042	652,617	641,300
3.00% due 02/01/2045	566,461	555,233
3.00% due 09/01/2046	94,270	92,225
3.00% due 01/01/2047	485,261	474,726
3.00% due 04/01/2047	4,197,572	4,106,322
3.50% due 08/01/2026	119,664	121,643
3.50% due 09/01/2026	35,056	35,643
3.50% due 08/01/2027	41,495	42,181
3.50% due 10/01/2028	387,883	395,638
3.50% due 03/01/2033	1,408,155	1,431,437
3.50% due 12/01/2041	407,399	410,933
3.50% due 08/01/2042	1,222,257	1,229,576
3.50% due 07/01/2045	431,603	433,612
3.50% due 08/01/2045	489,163	491,440
3.50% due 09/01/2045	420,188	422,144
3.50% due 10/01/2045	676,265	679,413
3.50% due 11/01/2045	315,198	316,421
3.50% due 12/01/2045	2,371,907	2,382,950
3.50% due 02/01/2046	701,593	704,859
3.50% due 03/01/2046	378,664	379,805
3.50% due 07/01/2046	1,586,865	1,594,253
3.50% due 01/01/2047	2,493,363	2,501,373
3.50% due 04/01/2048	2,495,760	2,501,198
4.00% due 07/01/2040	105,371	108,520
4.00% due 10/01/2040	72,141	74,207
4.00% due 12/01/2040	961,693	989,130
4.00% due 10/01/2041	458,803	471,932
4.00% due 11/01/2041	462,138	475,525
4.00% due 01/01/2043	540,374	557,173
4.00% due 10/01/2043	716,558	736,729
4.00% due 10/01/2044	980,108	1,004,345
4.00% due 02/01/2045	1,064,209	1,095,975
4.00% due 06/01/2046	305,719	312,867
4.00% due 01/01/2047	635,649	650,266
4.00% due 05/01/2047	847,600	866,990
4.00% due 07/01/2047	2,074,258	2,121,551
4.00% due 08/01/2047	2,081,910	2,129,217
4.50% due 11/01/2022	38,242	39,052
4.50% due 10/01/2024	155,129	159,386
4.50% due 11/01/2040	157,093	165,075
4.50% due 12/01/2040	288,401	303,054
4.50% due 05/01/2041	177,136	184,190
4.50% due 08/01/2045	2,083,800	2,203,524
4.50% due 11/01/2047	2,633,634	2,728,234
4.50% due 06/01/2048	1,814,203	1,879,131
5.00% due 10/01/2033	2,242	2,395
5.00% due 03/01/2034	37,785	40,358
5.00% due 05/01/2040	88,766	95,044
5.00% due 06/01/2040	50,365	53,926
5.00% due 02/01/2045	283,636	303,709
5.50% due 12/01/2029	58,014	61,525
5.50% due 04/01/2033	50,761	54,816
5.50% due 12/01/2033	41,844	45,529
5.50% due 07/01/2037	236,465	254,588
5.50% due 08/01/2037	165,106	179,618
5.50% due 06/01/2038	23,065	24,970
6.00% due 12/01/2020	702	707
6.00% due 12/01/2036	296,416	326,512
6.00% due 11/01/2038	83,552	92,032
6.00% due 06/01/2040	62,528	68,878
6.50% due 10/01/2037	16,872	18,631
Federal National Mtg. Assoc. FRS
4.12% (6 ML+1.54%) due 09/01/2035	280,818	290,313
4.20% (12 ML+1.66%) due 07/01/2039	223,907	233,183
4.27% (12 ML+1.57%) due 05/01/2037	53,391	55,579
4.29% (1 Yr USTYCR+2.26%) due 11/01/2036	114,649	120,638
4.52% (1 Yr USTYCR+2.21%) due 10/01/2035	294,005	308,786
4.55% (12 ML+1.91%) due 08/01/2035	174,828	183,870
4.57% (12 ML+1.82%) due 10/01/2040	57,330	59,930
4.63% (12 ML+1.76%) due 05/01/2040	295,108	308,803
4.67% (12 ML+1.83%) due 10/01/2040	177,395	185,170
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	275,817	269,274
Federal National Mtg. Assoc., REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(3)	452,877	449,778
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,300,486	1,271,401
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	851,947	828,240

		53,281,339

Government National Mtg. Assoc. - 4.3%

3.00% due 02/20/2045	507,516	505,054
3.00% due 05/20/2045	393,040	389,513
3.00% due 07/20/2045	65,604	65,002
3.00% due 11/20/2045	1,328,102	1,315,496
3.00% due 12/20/2045	622,426	616,390
3.00% due 09/20/2047	2,018,516	1,994,266
3.50% due 03/20/2045	339,338	342,981
3.50% due 04/20/2045	648,672	655,634
3.50% due 07/20/2045	142,099	143,625
3.50% due 03/20/2047	550,616	556,150
4.00% due 07/20/2045	200,022	206,376
4.00% due 10/20/2045	3,111,658	3,206,442
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	186,877

		10,183,806

Total U.S. Government Agencies
(cost $96,017,100)		94,519,235

U.S. GOVERNMENT TREASURIES - 14.0%
United States Treasury Bonds - 4.3%

2.75% due 11/15/2042	423,000	400,181
2.88% due 11/15/2046#	400,000	384,485
3.00% due 11/15/2045	2,800,000	2,759,203
3.00% due 05/15/2047	1,500,000	1,476,387
3.13% due 11/15/2041	2,398,000	2,430,692
3.13% due 02/15/2042	408,000	413,148
3.88% due 08/15/2040	174,000	198,047
4.25% due 05/15/2039	267,000	319,972
4.38% due 05/15/2040	200,000	243,539
4.75% due 02/15/2037	587,000	743,472
5.00% due 05/15/2037	159,000	207,439
5.25% due 11/15/2028	369,000	448,090
8.13% due 08/15/2019	92,000	94,336

		10,118,991

United States Treasury Notes - 9.7%

1.63% due 08/15/2022	2,390,000	2,320,634
1.63% due 08/31/2022	2,000,000	1,941,406
1.63% due 02/15/2026	1,979,000	1,854,230
1.63% due 05/15/2026	427,000	399,011
1.75% due 09/30/2022	5,287,000	5,150,901
2.00% due 02/15/2025	1,800,000	1,741,852
2.00% due 11/15/2026	400,000	382,078
2.25% due 11/15/2024#	620,000	609,441
2.25% due 08/15/2027	1,200,000	1,161,375
2.25% due 11/15/2027	1,400,000	1,352,586
2.50% due 01/15/2022	2,500,000	2,500,293
2.50% due 01/31/2024#	420,000	419,737
2.50% due 05/15/2024	3,000,000	2,993,555
3.13% due 05/15/2019	11,000	11,015
3.63% due 08/15/2019	27,000	27,136

		22,865,250

Total U.S. Government Treasuries
(cost $33,629,213)		32,984,241

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Sovereign - 0.2%

United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	229,484
United Mexican States Senior Bonds 4.75% due 03/08/2044	250,000	237,003

		466,487

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 2.75% due 02/05/2024*	392,000	392,310

Total Foreign Government Obligations
(cost $859,735)		858,797

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%# (cost $177,462)	7,100	172,317

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.7%
Banks-Commercial - 0.2%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(9)	431,000	440,697

Banks-Super Regional - 0.1%

Wells Fargo Capital X 5.95% due 12/01/2086(4)	89,000	95,898
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(9)	192,000	184,800

		280,698

Diversified Banking Institutions - 0.9%

JPMorgan Chase & Co. Series CC 4.63% due 11/01/2023#(9)	450,000	417,172
HSBC Holdings PLC 6.00% due 05/22/2027(9)	351,000	341,786
Bank of Nova Scotia 4.65% due 10/12/2022(9)	560,000	511,700
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(9)	271,000	281,840
UBS Group Funding Switzerland AG 7.00% due 01/31/2024*(9)	241,000	242,687
HSBC Holdings PLC 6.25% due 03/23/2023(9)	337,000	336,158

		2,131,343

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	142,035

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	192,560

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	269,750

Prudential Financial, Inc. 5.70% due 09/15/2048	183,000	179,227

		448,977

Pipelines - 0.1%

TransCanada Trust 5.63% due 05/20/2075	108,000	104,220
TransCanada Trust 5.30% due 03/15/2077	141,000	131,130
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	128,379

		363,729

Total Preferred Securities/Capital Securities
(cost $4,100,235)		4,000,047

Total Long-Term Investment Securities
(cost $226,393,361)		224,205,211

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(10)	10,113,351	10,113,351
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(8)(10)	1,478,240	1,478,240

Total Short-Term Investment Securities
(cost $11,591,591)		11,591,591

TOTAL INVESTMENTS
(cost $237,984,952)	99.9%	235,796,802
Other assets less liabilities	0.1	133,568

NET ASSETS	100.0%	$235,930,370

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $22,962,297 representing 9.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $2,269,562 representing 1.0% of net assets.
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2019.
(8)

At February 28, 2019, the Fund had loaned securities with a total value of $6,481,113. This was secured by collateral of $1,478,240, which was received in cash and subsequently invested in short-term investments currently valued at $1,478,240 as reported in the Portfolio of Investments. Additional collateral of $5,188,906 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	1.09% to 15.07%	10/25/2025 to 04/15/2051	$492,457
Federal National Mtg. Assoc.	2.41% to 16.44%	05/25/2023 to 07/25/2054	352,605
Government National Mtg. Assoc.	2.25% to 24.63%	01/16/2034 to 08/16/2059	181,886
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	273,471
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2019 to 11/15/2046	3,888,487

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of February 28, 2019.
FRS	- Floating Rate Security
REMIC	- Real Estate Mortgage Investment Conduit
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2019, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,684,150	$—	$8,684,150
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	153,764	20	153,784
Other Industries	—	65,971,897	—	65,971,897
Foreign Corporate Bonds & Notes	—	16,860,743	—	16,860,743
U.S. Governement Agencies	—	94,519,235	—	94,519,235
U.S. Governement Treasuries	—	32,984,241	—	32,984,241
Foreign Government Obligations	—	858,797	—	858,797
Preferred Securities	172,317	—	—	172,317
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	4,000,039	—	4,000,039
Short-Term Investment Securities	11,591,591	—	—	11,591,591

Total Investments at Value	$11,763,908	$224,032,866	$28	$235,796,802

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.8%
Airlines - 1.4%

Delta Air Lines, Inc.	67,391	$3,341,246

Applications Software - 5.0%

Microsoft Corp.	106,637	11,946,543

Banks-Commercial - 0.8%

Regions Financial Corp.	117,310	1,923,884

Banks-Super Regional - 3.4%
SunTrust Banks, Inc.	58,667	3,805,728
US Bancorp	85,751	4,432,469

		8,238,197

Brewery - 1.2%

Molson Coors Brewing Co., Class B	45,722	2,819,219

Building-Residential/Commercial - 2.5%

D.R. Horton, Inc.	116,121	4,515,946
Lennar Corp., Class A	29,446	1,412,819

		5,928,765

Cable/Satellite TV - 4.4%

Comcast Corp., Class A	178,572	6,905,379
DISH Network Corp., Class A†	110,708	3,599,117

		10,504,496

Chemicals-Diversified - 1.8%

DowDuPont, Inc.	82,929	4,414,311

Computer Services - 2.2%

Amdocs, Ltd.	4,350	241,729
Cognizant Technology Solutions Corp., Class A	72,654	5,156,981

		5,398,710

Computers - 6.0%

Apple, Inc.	73,298	12,691,549
Dell Technologies, Inc., Class C†	31,419	1,753,808

		14,445,357

Containers-Paper/Plastic - 1.4%

Packaging Corp. of America	34,015	3,251,494

Cruise Lines - 1.9%

Carnival Corp.	80,161	4,630,099

Distribution/Wholesale - 1.5%

KAR Auction Services, Inc.	75,765	3,572,320

Diversified Banking Institutions - 6.0%

Bank of America Corp.	251,865	7,324,234
JPMorgan Chase & Co.	68,735	7,173,185

		14,497,419

E-Services/Consulting - 1.7%

CDW Corp.	44,409	4,169,561

Electric Products-Misc. - 1.4%

Emerson Electric Co.	49,434	3,368,927

Electric-Integrated - 1.7%

AES Corp.	191,019	3,291,257
FirstEnergy Corp.	21,641	881,871

		4,173,128

Electronic Measurement Instruments - 1.4%

Fortive Corp.	42,211	3,443,151

Finance-Auto Loans - 1.2%

Ally Financial, Inc.	104,777	2,838,409

Finance-Consumer Loans - 0.8%

SLM Corp.	182,837	2,020,349

Finance-Investment Banker/Broker - 1.5%

E*TRADE Financial Corp.	72,220	3,538,058

Financial Guarantee Insurance - 1.1%

Assured Guaranty, Ltd.	62,844	2,624,365

Food-Confectionery - 0.9%

J.M. Smucker Co.	20,699	2,192,231

Medical Labs & Testing Services - 2.1%

Laboratory Corp. of America Holdings†	34,691	5,142,594

Medical Products - 1.5%

Baxter International, Inc.	49,526	3,701,078

Medical-Biomedical/Gene - 3.0%

Biogen, Inc.†	14,606	4,790,914
Gilead Sciences, Inc.	38,029	2,472,646

		7,263,560

Medical-Drugs - 5.7%

Novartis AG ADR	37,220	3,395,581
Novo Nordisk A/S ADR	76,135	3,726,808
Pfizer, Inc.	149,222	6,468,774

		13,591,163

Medical-HMO - 5.4%

Centene Corp.†	49,684	3,025,259
Humana, Inc.	16,014	4,564,631
UnitedHealth Group, Inc.	22,188	5,374,377

		12,964,267

Metal-Copper - 1.2%

Freeport-McMoRan, Inc.	218,625	2,820,262

Metal-Diversified - 0.2%

Rio Tinto PLC ADR#	6,197	360,665

Networking Products - 3.0%

Cisco Systems, Inc.	140,835	7,291,028

Oil Companies-Exploration & Production - 0.8%

Marathon Oil Corp.	121,341	2,014,261

Oil Companies-Integrated - 5.2%

BP PLC ADR#	111,082	4,737,647
Chevron Corp.	34,615	4,139,262
Suncor Energy, Inc.	101,741	3,505,995

		12,382,904

Power Converter/Supply Equipment - 0.8%

Hubbell, Inc.	16,613	1,961,165

Retail-Apparel/Shoe - 0.7%

Urban Outfitters, Inc.†	51,082	1,575,880

Retail-Auto Parts - 1.8%

O’Reilly Automotive, Inc.†	11,434	4,252,991

Retail-Building Products - 2.3%

Lowe’s Cos., Inc.	51,783	5,441,875

Retail-Discount - 4.1%

Dollar General Corp.	34,798	4,122,171
Walmart, Inc.	58,898	5,830,313

		9,952,484

Semiconductor Components-Integrated Circuits - 1.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,544	3,770,043

Tobacco - 2.1%

Altria Group, Inc.	98,328	5,153,370

Transport-Rail - 2.0%

Norfolk Southern Corp.	26,446	4,741,768

Web Portals/ISP - 5.1%

Alphabet, Inc., Class A†	5,374	6,054,080
Alphabet, Inc., Class C†	5,594	6,264,832

		12,318,912

Total Long-Term Investment Securities
(cost $193,698,399)		239,980,509

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $145,002 collateralized by $140,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $153,236. (cost $145,000)	$145,000	145,000

TOTAL INVESTMENTS
(cost $193,843,399)	99.9%	240,125,509
Other assets less liabilities	0.1	276,149

NET ASSETS	100.0%	$240,401,658

†	Non-income producing security
#	The security or a portion thereof is out on loan

At February 28, 2019, the Fund had loaned securities with total value of $5,354,626. This was secured by collateral of $5,592,401 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 05/16/2019	$439,857
United States Treasury Notes/Bonds	0.75% to 3.88%	07/15/2019 to 05/15/2045	5,152,544

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$239,980,509	$—	$—	$239,980,509
Repurchase Agreements	—	145,000	—	145,000

Total Investments at Value	$239,980,509	$145,000	$—	$240,125,509

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.9%
Advertising Agencies - 2.7%

Interpublic Group of Cos., Inc.	498,432	$11,478,889
Omnicom Group, Inc.	163,399	12,369,304

		23,848,193

Aerospace/Defense - 1.0%

BAE Systems PLC	519,218	3,209,177
Lockheed Martin Corp.	10,357	3,204,559
Northrop Grumman Corp.	9,556	2,770,858

		9,184,594

Apparel Manufacturers - 1.3%

Hanesbrands, Inc.#	640,079	11,899,069

Applications Software - 1.4%

Microsoft Corp.	112,691	12,624,773

Banks-Fiduciary - 0.7%

State Street Corp.	89,586	6,438,546

Banks-Super Regional - 2.2%

Wells Fargo & Co.	399,001	19,906,160

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	246,943	11,196,395
PepsiCo, Inc.	47,473	5,489,778

		16,686,173

Beverages-Wine/Spirits - 0.8%

Constellation Brands, Inc., Class A	19,630	3,320,611
Diageo PLC	104,699	4,045,904

		7,366,515

Building Products-Air & Heating - 0.5%

Johnson Controls International PLC	130,263	4,594,376

Building Products-Cement - 0.4%

CRH PLC	109,941	3,473,437

Building Products-Wood - 0.2%

Masco Corp.	51,950	1,951,242

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	226,780	8,769,583

Chemicals-Diversified - 1.5%

DowDuPont, Inc.	87,718	4,669,229
LyondellBasell Industries NV, Class A	106,420	9,101,039

		13,770,268

Commercial Services - 1.3%

Nielsen Holdings PLC	428,085	11,215,827

Commercial Services-Finance - 1.2%

H&R Block, Inc.#	441,716	10,667,441

Computer Services - 1.9%

Cognizant Technology Solutions Corp., Class A	87,207	6,189,953
International Business Machines Corp.	78,092	10,786,848

		16,976,801

Computers - 0.4%

Apple, Inc.	20,840	3,608,446

Computers-Memory Devices - 1.1%

Western Digital Corp.	199,373	10,028,462

Cosmetics & Toiletries - 2.4%

Procter & Gamble Co.	179,800	17,719,290
Unilever NV	60,194	3,249,272

		20,968,562

Diversified Banking Institutions - 7.4%

Bank of America Corp.	568,012	16,517,789
Citigroup, Inc.	276,327	17,679,402
Goldman Sachs Group, Inc.	25,333	4,983,001
JPMorgan Chase & Co.	185,104	19,317,453
Morgan Stanley	166,186	6,976,488

		65,474,133

Diversified Manufacturing Operations - 1.0%

3M Co.	16,054	3,329,439
General Electric Co.	156,274	1,623,687
Siemens AG	35,070	3,834,659

		8,787,785

Electric-Integrated - 1.7%

FirstEnergy Corp.	196,668	8,014,221
NextEra Energy, Inc.	19,969	3,748,581
Public Service Enterprise Group, Inc.	54,614	3,211,849

		14,974,651

Electronic Components-Semiconductors - 1.0%

Samsung Electronics Co., Ltd. GDR	8,966	8,943,585

Enterprise Software/Service - 2.0%

Constellation Software, Inc.	3,303	2,820,533
Oracle Corp.	286,753	14,948,434

		17,768,967

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	47,679	2,193,711

Food-Misc./Diversified - 3.4%

Conagra Brands, Inc.#	83,490	1,951,161
General Mills, Inc.	239,810	11,302,245
Kellogg Co.	49,639	2,792,690
Kraft Heinz Co.	198,711	6,595,218
Mondelez International, Inc., Class A	47,560	2,242,930
Nestle SA	60,000	5,432,193

		30,316,437

Home Decoration Products - 0.3%

Newell Brands, Inc.#	162,513	2,637,586

Instruments-Controls - 0.2%

Honeywell International, Inc.	11,511	1,773,500

Insurance Brokers - 1.7%

Arthur J. Gallagher & Co.	65,194	5,233,774
Marsh & McLennan Cos., Inc.	54,731	5,091,078
Willis Towers Watson PLC	28,232	4,856,469

		15,181,321

Insurance-Life/Health - 0.8%

AXA Equitable Holdings, Inc.	184,571	3,528,998
Prudential Financial, Inc.	34,690	3,325,036

		6,854,034

Insurance-Multi-line - 2.0%

Hartford Financial Services Group, Inc.	68,512	3,381,752
MetLife, Inc.	312,903	14,140,087

		17,521,839

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	45,934	6,105,088

Machinery-General Industrial - 0.0%

Wabtec Corp.	839	61,491

Medical Instruments - 1.2%

Medtronic PLC	121,815	11,024,257

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	9,390	812,704

Medical Products - 1.3%

Koninklijke Philips NV	290,071	11,547,938

Medical-Biomedical/Gene - 1.1%

Gilead Sciences, Inc.	156,864	10,199,297

Medical-Drugs - 9.4%

AstraZeneca PLC	130,753	10,646,512
Bayer AG	52,188	4,171,906
Johnson & Johnson	82,896	11,326,909
Merck & Co., Inc.	206,506	16,786,873
Novartis AG ADR	69,818	6,369,496
Novo Nordisk A/S ADR	74,535	3,648,488
Pfizer, Inc.	703,144	30,481,292

		83,431,476

Medical-HMO - 2.1%

Anthem, Inc.	37,435	11,257,827
Humana, Inc.	15,821	4,509,618
UnitedHealth Group, Inc.	14,059	3,405,371

		19,172,816

Medical-Wholesale Drug Distribution - 1.9%

Cardinal Health, Inc.	237,416	12,901,186
McKesson Corp.	33,182	4,219,423

		17,120,609

Networking Products - 1.4%

Cisco Systems, Inc.	241,645	12,509,962

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp.	102,928	4,477,368
Devon Energy Corp.	51,999	1,534,491
Hess Corp.	31,117	1,800,118
Marathon Oil Corp.	106,063	1,760,646

		9,572,623

Oil Companies-Integrated - 5.4%

BP PLC	1,654,051	11,723,934
Chevron Corp.	99,356	11,880,990
Exxon Mobil Corp.	139,203	11,001,213
Suncor Energy, Inc.	330,934	11,403,986
TOTAL SA ADR	38,170	2,172,255

		48,182,378

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	98,854	6,129,937

Oil-Field Services - 0.1%

Baker Hughes a GE Co., LLC	48,345	1,275,341

Paper & Related Products - 0.1%

International Paper Co.	28,006	1,283,235

Pharmacy Services - 1.5%

CVS Health Corp.	225,769	13,056,221

Pipelines - 2.4%

Enterprise Products Partners LP	323,709	8,950,554
ONEOK, Inc.	62,685	4,028,138
Williams Cos., Inc.	302,222	8,066,305

		21,044,997

Retail-Apparel/Shoe - 3.9%

Foot Locker, Inc.	231,701	13,790,844
Gap, Inc.	393,571	9,996,703
L Brands, Inc.	410,177	10,722,027

		34,509,574

Retail-Building Products - 0.4%

Lowe’s Cos., Inc.	36,400	3,825,276

Retail-Discount - 0.6%

Dollar General Corp.	44,375	5,256,662

Retail-Regional Department Stores - 0.9%

Macy’s, Inc.	316,126	7,836,764

Semiconductor Components-Integrated Circuits - 1.4%

Marvell Technology Group, Ltd.	146,200	2,916,690
QUALCOMM, Inc.	109,852	5,864,998
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	84,265	3,290,548

		12,072,236

Semiconductor Equipment - 2.8%

KLA-Tencor Corp.	107,619	12,428,918
Lam Research Corp.	71,329	12,560,324

		24,989,242

Telecom Services - 0.2%

BCE, Inc.	31,723	1,411,673

Telephone-Integrated - 3.9%

Verizon Communications, Inc.	604,236	34,393,113

Tobacco - 3.4%

Altria Group, Inc.	331,906	17,395,193
Philip Morris International, Inc.	145,116	12,616,385

		30,011,578

Toys - 0.2%

Mattel, Inc.†#	114,579	1,652,229

Transport-Rail - 0.3%

Union Pacific Corp.	15,504	2,600,021

Water Treatment Systems - 0.2%

Pentair PLC	38,914	1,655,402

Wireless Equipment - 0.6%

Motorola Solutions, Inc.	35,393	5,065,446

Total Long-Term Investment Securities
(cost $811,195,691)		844,215,603

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $7,200)	7,200	7,200

REPURCHASE AGREEMENTS - 0.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $5,483,076 collateralized by $5,585,000 of United States Treasury Notes, bearing interest at 2.50% due 02/15/2022 and having an approximate value of $5,593,517 (cost $5,483,000)	$5,483,000	5,483,000

TOTAL INVESTMENTS
(cost $816,685,891)	95.5%	849,705,803
Other assets less liabilities	4.5	40,167,754

NET ASSETS	100.0%	$889,873,557

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $13,090,101. This was secured by collateral of $7,200, which was received in cash and subsequently invested in short-term investments currently valued at $7,200 as reported in the Portfolio of Investments. Additional collateral of $13,435,602 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/21/2019 to 06/20/2019	$438,337
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	12,997,265

(2)	The rate shown is the 7-day yield as of February 28, 2019.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$844,215,603	$—	$—	$844,215,603
Short-Term Investment Securities	7,200	—	—	7,200
Repurchase Agreements	—	5,483,000	—	5,483,000

Total Investments at Value	$844,222,803	$5,483,000	$—	$849,705,803

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 82.0%(1)@
Domestic Equity Investment Companies - 52.3%

VALIC Co. I Blue Chip Growth Fund	301,317	$6,583,770
VALIC Co. I Broad Cap Value Income Fund	564,640	9,090,704
VALIC Co. I Dividend Value Fund	636,280	8,176,198
VALIC Co. I Growth & Income Fund	161,307	3,732,642
VALIC Co. I Growth Fund	463,446	8,272,514
VALIC Co. I Large Cap Core Fund	596,655	7,201,627
VALIC Co. I Large Capital Growth Fund	457,680	7,551,716
VALIC Co. I Mid Cap Index Fund	150,520	4,182,952
VALIC Co. I Stock Index Fund	669,121	27,514,240
VALIC Co. I Value Fund	503,172	9,127,542
VALIC Co. II Capital Appreciation Fund	333,319	6,403,050
VALIC Co. II Large Cap Value Fund	163,264	3,526,499
VALIC Co. II Mid Cap Growth Fund	270,478	2,785,928
VALIC Co. II Mid Cap Value Fund	129,669	2,708,781
VALIC Co. II Small Cap Growth Fund	194,855	4,259,527
VALIC Co. II Small Cap Value Fund	290,822	4,132,580

Total Domestic Equity Investment Companies
(cost $98,673,310)		115,250,270

Domestic Fixed Income Investment Companies - 19.3%

VALIC Co. I Capital Conservation Fund	1,409,799	13,773,736
VALIC Co. I Government Securities Fund	776,924	8,126,629
VALIC Co. I Inflation Protected Fund	319,852	3,502,377
VALIC Co. II Core Bond Fund	1,103,395	12,060,105
VALIC Co. II High Yield Bond Fund	240,372	1,846,060
VALIC Co. II Strategic Bond Fund	285,974	3,177,169

Total Domestic Fixed Income Investment Companies
(cost $42,747,940)		42,486,076

International Equity Investment Companies - 10.0%

VALIC Co. I Emerging Economies Fund	283,862	2,336,182
VALIC Co. I Global Real Estate Fund	217,783	1,744,443
VALIC Co. I International Equities Index Fund	628,902	4,446,337
VALIC Co. I International Growth Fund	427,774	6,172,772
VALIC Co. I International Value Fund	610,176	6,016,339
VALIC Co. II International Opportunities Fund	74,662	1,431,270

Total International Equity Investment Companies
(cost $20,477,514)		22,147,343

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund (cost $859,913)	73,715	868,365

Total Affiliated Registered Investment Companies
(cost $162,758,677)		180,752,054

U.S. GOVERNMENT TREASURIES - 15.5%
United States Treasury Bonds - 0.4%

6.13% due 11/15/2027	$316,000	399,666
6.38% due 08/15/2027	278,000	355,373
6.75% due 08/15/2026	136,000	173,857

		928,896

United States Treasury Notes - 15.1%
1.50% due 08/15/2026#	3,457,000	3,192,188
1.63% due 05/15/2026	1,493,100	1,395,232
2.00% due 11/15/2026	2,997,600	2,863,294
2.25% due 02/15/2027	3,714,100	3,606,449
2.25% due 08/15/2027	2,709,500	2,622,288
2.25% due 11/15/2027#	2,771,700	2,677,830
2.38% due 05/15/2027	3,436,000	3,363,925
2.63% due 02/15/2029	2,297,300	2,279,801
2.75% due 02/15/2028	2,837,100	2,849,291
2.88% due 05/15/2028	2,390,600	2,424,124
2.88% due 08/15/2028	2,891,400	2,930,592
3.13% due 11/15/2028	2,969,100	3,072,323

		33,277,337

Total U.S. Government Treasuries
(cost $34,412,426)		34,206,233

OPTIONS - PURCHASED - 0.7%

Options - Purchased(2)
(cost $2,094,162)	59,500	1,507,437

Total Long-Term Investment Securities
(cost $199,265,265)		216,465,724

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%
AB Government Money Market Portfolio, Class AB 2.46%(3)
(cost $5,183,709)	5,183,709	5,183,709

TOTAL INVESTMENTS
(cost $204,448,974)	100.5%	221,649,433
Liabilities in excess of other assets	(0.5)	(1,206,207)

NET ASSETS	100.0%	$220,443,226

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(1)	See Note 3

(2)	Options-purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at February 28, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank NA	August 2019	$2,450	6,500	$18,099,185	$233,316	$208,542	$(24,774)
S&P 500 Index	Citibank NA	September 2019	2,225	12,000	33,413,880	441,309	229,616	(211,693)
S&P 500 Index	Goldman Sachs International	August 2019	2,450	15,000	41,767,350	458,177	481,250	23,073
S&P 500 Index	UBS AG	July 2019	2,425	14,000	38,982,860	451,559	358,412	(93,147)
S&P 500 Index	UBS AG	September 2019	2,225	1,000	2,784,490	25,800	19,135	(6,665)
S&P 500 Index	UBS AG	September 2019	2,225	11,000	30,629,390	484,000	210,482	(273,518)

				59,500	$165,677,155	$2,094,161	$1,507,437	$(586,724)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of February 28, 2019

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
340	Long	S&P 500 E-Mini Index	March 2019	$44,342,150	$47,339,900	$2,997,750

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$180,752,054	$—	$—	$180,752,054
U.S Government Treasuries	—	34,206,233	—	34,206,233
Options Purchased		1,507,437	—	1,507,437
Short-Term Investment Securities	5,183,709	—	—	5,183,709

Total Investments at Value	$185,935,763	$35,713,670	$—	$221,649,433

Other Financial Instruments:†

Futures Contracts	$2,997,750	$—	$—	$2,997,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Bermuda - 0.5%

Kunlun Energy Co., Ltd.	3,278,000	$3,599,651

Brazil - 6.7%

Banco do Brasil SA	588,023	7,921,399
Banco Santander Brasil SA	500,240	5,985,061
Cia Brasileira de Distribuicao (Preference Shares)	113,483	2,813,094
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	71,960	1,478,991
Cia Paranaense de Energia, Class B (Preference Shares)	175,600	1,670,845
Estacio Participacoes SA	663,422	4,865,960
IRB Brasil Resseguros S/A	197,691	4,684,184
Kroton Educacional SA	841,293	2,457,033
MRV Engenharia e Participacoes SA	869,836	3,147,124
SLC Agricola SA	197,449	2,156,293
Telefonica Brasil SA	96,100	1,103,469
Telefonica Brasil SA (Preference Shares)	87,890	1,094,837
Vale SA ADR	901,409	11,249,584

		50,627,874

Cayman Islands - 16.5%

Alibaba Group Holding, Ltd. ADR†	208,512	38,163,951
ANTA Sports Products, Ltd.	573,000	3,357,814
Baidu, Inc. ADR†	19,727	3,206,427
Chailease Holding Co., Ltd.	701,000	2,756,031
China Conch Venture Holdings, Ltd.	1,096,000	3,658,104
China Maple Leaf Educational Systems, Ltd.#	2,580,000	1,160,215
China Resources Cement Holdings, Ltd.	3,524,000	3,753,067
Chlitina Holding, Ltd.	155,000	1,400,094
Country Garden Holdings Co., Ltd.#	3,962,000	5,218,903
ENN Energy Holdings, Ltd.	249,700	2,576,604
Geely Automobile Holdings, Ltd.	1,504,000	2,824,161
Nexteer Automotive Group, Ltd.	971,000	1,382,946
Tencent Holdings, Ltd.	1,025,200	43,856,449
Tingyi Cayman Islands Holding Corp.	1,014,000	1,408,019
Uni-President China Holdings, Ltd.	2,324,000	2,069,462
Want Want China Holdings, Ltd.	4,643,000	3,744,093
Zhen Ding Technology Holding, Ltd.	889,000	2,582,380
Zhongsheng Group Holdings, Ltd.	712,500	1,655,594

		124,774,314

China - 18.2%

Anhui Conch Cement Co., Ltd.	711,000	4,066,868
Anhui Jinhe Industrial Co., Ltd., Class A	452,944	1,140,117
Bank of Nanjing Co., Ltd., Class A	685,100	762,338
Baoshan Iron & Steel Co., Ltd., Class A	1,950,200	2,187,565
China Communications Services Corp., Ltd.	2,198,000	2,209,270
China Construction Bank Corp.	22,258,000	19,791,820
China Merchants Bank Co., Ltd.	2,324,000	10,658,174
China Petroleum & Chemical Corp.	13,492,000	11,653,334
China Railway Construction Corp., Ltd.	2,847,500	4,099,080
China Railway Group, Ltd.	3,946,000	3,910,937
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	207,600	780,573
China Shenhua Energy Co., Ltd.	1,566,000	3,862,258
China Vanke Co., Ltd.	1,889,200	7,171,969
Chongqing Department Store Co., Ltd., Class A	147,700	682,590
Daqin Railway Co., Ltd., Class A	569,100	760,082
GD Power Development Co., Ltd. Class A	1,936,900	767,668
Grandblue Environment Co., Ltd., Class A	358,600	842,036
Huayu Automotive Systems Co., Ltd., Class A	202,100	627,199
Hubei Jumpcan Pharmaceutical Co., Ltd.	137,000	717,968
Industrial & Commercial Bank of China, Ltd.	20,228,000	15,564,460
Ping An Bank Co., Ltd., Class A	1,454,400	2,688,580
Ping An Insurance Group Co. of China, Ltd.#	1,543,000	16,246,243
Postal Savings Bank of China Co., Ltd.*	6,102,000	3,653,543
Sany Heavy Industry Co., Ltd., Class A	1,577,512	2,451,370
SDIC Power Holdings Co., Ltd. Class A	593,700	717,462
Shanghai International Airport Co., Ltd., Class A	85,500	732,214
Shenzhen Expressway Co., Ltd.	2,236,000	2,458,254
Sinopec Shanghai Petrochemical Co., Ltd. Class A	2,740,700	2,258,571
STO Express Co., Ltd., Class A	288,500	919,065
Wangfujing Group Co., Ltd., Class A	257,704	610,130
Weichai Power Co., Ltd.	1,770,881	2,459,009
Weifu High-Technology Group Co., Ltd., Class A	225,793	702,754
Wuliangye Yibin Co., Ltd., Class A	73,400	784,915
XCMG Construction Machinery Co., Ltd., Class A	1,226,300	722,626
Yanzhou Coal Mining Co., Ltd.	2,284,000	2,266,615
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	387,600	1,654,142
Zhejiang Juhua Co., Ltd.	665,672	777,557
Zhejiang Juhua Co., Ltd.	42,170	49,258
Zhejiang Semir Garment Co., Ltd. Class A	503,700	757,109
Zijin Mining Group Co., Ltd., Class H	6,054,000	2,591,349

		137,757,072

Hong Kong - 1.2%

Beijing Enterprises Holdings, Ltd.	276,000	1,619,134
China Overseas Land & Investment, Ltd.	1,100,000	4,049,811
China Unicom Hong Kong, Ltd.	1,636,000	1,940,337
Sinotruk Hong Kong, Ltd.#	897,000	1,631,792

		9,241,074

Hungary - 1.9%

MOL Hungarian Oil & Gas PLC	396,951	4,633,091
OTP Bank PLC	232,005	9,811,928

		14,445,019

India - 5.3%

Bharat Petroleum Corp., Ltd.	803,100	3,822,068
Graphite India, Ltd.	160,266	930,371
HCL Technologies, Ltd.	580,650	8,578,774
HDFC Bank, Ltd. ADR	49,740	5,029,709

HEG, Ltd.	25,571	735,210
Housing Development Finance Corp., Ltd.	491,681	12,731,981
NIIT Technologies, Ltd.	208,692	3,875,221
Oil & Natural Gas Corp., Ltd.	1,873,721	3,964,711

		39,668,045

Indonesia - 0.9%

Bank Rakyat Indonesia Persero Tbk PT	24,661,400	6,749,344

Mexico - 3.7%

Alfa SAB de CV, Class A	1,466,174	1,666,815
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,668,440	3,664,687
Grupo Aeroportuario del Centro Norte SAB de CV	415,375	2,367,121
Grupo Financiero Banorte SAB de CV, Class O	1,638,070	8,918,677
Mexichem SAB de CV	919,295	2,235,613
Wal-Mart de Mexico SAB de CV	3,458,660	8,950,965

		27,803,878

Poland - 1.0%

Grupa Lotos SA	61,720	1,552,501
Polski Koncern Naftowy Orlen SA	227,273	6,120,436

		7,672,937

Russia - 7.6%

Alrosa PJSC†(1)	3,796,472	5,483,666
Lukoil PJSC ADR	161,043	13,455,143
Magnit PJSC†(1)	36,300	2,084,511
Magnitogorsk Iron & Steel Works PJSC†(1)	2,064,019	1,395,632
MMC Norilsk Nickel PJSC ADR#	428,451	9,241,688
Novolipetsk Steel GDR(1)	69,004	1,644,365
RusHydro PJSC†(1)	132,092,066	995,181
Sberbank of Russia PJSC ADR#	1,012,875	12,914,156
Severstal PJSC GDR(1)	140,962	2,177,863
Surgutneftegas OJSC (Preference Shares)†(1)	3,938,386	2,404,668
Tatneft PJSC ADR#(1)	83,138	5,808,021

		57,604,894

Singapore - 0.2%

BOC Aviation, Ltd.*	171,000	1,479,143

South Africa - 2.8%

Absa Group, Ltd.#	358,530	4,594,272
AngloGold Ashanti, Ltd.	211,575	3,032,569
Mondi, Ltd.	183,492	4,312,151
Nedbank Group, Ltd.#	298,513	6,023,741
SPAR Group, Ltd.	232,442	3,293,564

		21,256,297

South Korea - 15.1%

Cheil Worldwide, Inc.	77,476	1,725,592
Daelim Industrial Co., Ltd.	25,743	2,142,389
Doosan Bobcat, Inc.	50,703	1,438,095
GS Engineering & Construction Corp.	39,403	1,499,465
GS Retail Co., Ltd.	43,559	1,498,829
Hana Financial Group, Inc.#	256,067	8,845,206
Hyundai Glovis Co., Ltd.	17,990	2,231,355
Hyundai Marine & Fire Insurance Co., Ltd.	60,612	2,031,717
Industrial Bank of Korea	409,888	5,083,967
Kangwon Land, Inc.†	52,580	1,444,582
Korea Kumho Petrochemical Co., Ltd.	18,942	1,611,763
KT Corp.	40,975	1,036,489
KT&G Corp.#	104,205	9,774,720
LG Corp.	51,709	3,448,186
LG Uplus Corp.	308,340	4,112,297
Samsung Electronics Co., Ltd.	979,762	39,288,047
Samsung SDS Co., Ltd.	20,444	4,189,866
Shinhan Financial Group Co., Ltd.#	242,936	9,428,431
SK Holdings Co Ltd	9,029	2,187,608
SK Innovation Co., Ltd.	20,304	3,393,929
SK Telecom Co., Ltd.	13,537	3,135,404
Woori Financial Group, Inc.†	348,923	4,591,500

		114,139,437

Taiwan - 11.8%

Chilisin Electronics Corp.	294,960	847,220
Chipbond Technology Corp.	817,000	1,791,870
CTBC Financial Holding Co., Ltd.	12,292,000	8,327,399
E.Sun Financial Holding Co., Ltd.	3,121,000	2,241,129
Far Eastern New Century Corp.	2,210,000	2,190,145
FLEXium Interconnect, Inc.	712,072	2,080,005
Globalwafers Co., Ltd.	359,000	3,907,689
Merry Electronics Co., Ltd.	446,000	2,383,864
Novatek Microelectronics Corp.	812,000	4,511,624
President Chain Store Corp.	480,000	4,967,427
Radiant Opto-Electronics Corp.	513,000	1,526,840
Sino-American Silicon Products, Inc.	1,382,000	3,206,174
Taishin Financial Holding Co., Ltd.	3,249,000	1,472,668
Taiwan Cement Corp.	1,801,500	2,247,741
Taiwan Mobile Co., Ltd.	529,000	1,890,728
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	840,090	32,805,515
TCI Co, Ltd.	91,000	1,391,175
Uni-President Enterprises Corp.	2,162,000	5,268,630
Yageo Corp.	137,981	1,551,230
Yuanta Financial Holding Co., Ltd.	7,339,000	4,161,147

		88,770,220

Thailand - 4.4%

Indorama Ventures PCL†(1)	1,738,900	2,841,836
Krung Thai Bank PCL(1)	7,072,600	4,331,652
PTT Exploration & Production PCL(1)	1,667,400	6,587,586
PTT Global Chemical PCL(1)	2,751,500	6,286,648
PTT PCL(1)	6,685,700	10,289,772
Quality Houses PCL(1)	14,091,000	1,368,297
Tisco Financial Group PCL(1)	604,200	1,677,668

		33,383,459

Turkey - 1.6%

Eregli Demir ve Celik Fabrikalari TAS	2,295,027	4,006,866
Ford Otomotiv Sanayi AS	131,729	1,368,309
Petkim Petrokimya Holding AS	2,274,934	2,348,126
Tekfen Holding AS	467,567	2,312,325
Turkiye Sise ve Cam Fabrikalari AS	1,535,540	1,938,751

		11,974,377

Total Long-Term Investment Securities
(cost $661,527,599)		750,947,035

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.7%

State Street Navigator Securities Lending Government Money Market Portfolio
2.43%(2)(3) (cost $20,423,777)	20,423,777	20,423,777

TOTAL INVESTMENTS (cost $681,951,376)	102.1%	771,370,812
Liabilities in excess of other assets	(2.1)	(15,733,251)

NET ASSETS	100.0%	$755,637,561

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $6,786,828 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $55,377,366 representing 7.3% of net assets.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $45,603,459. This was secured by collateral of $20,423,777, which was received in cash and subsequently invested in short-term investments currently valued at $20,423,777 as reported in the Portfolio of Investments.Additional collateral of $27,650,130 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	$4,730,081
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	22,920,049

(3)	The rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Industry Allocation*

Banks-Commercial	16.8%
Oil Companies-Integrated	6.3
Internet Application Software	5.8
Electronic Components-Semiconductors	5.6
Semiconductor Components-Integrated Circuits	5.1
E-Commerce/Products	5.0
Diversified Financial Services	4.8
Registered Investment Companies	2.7
Real Estate Operations & Development	2.2
Insurance-Multi-line	2.2
Oil Refining & Marketing	1.9
Oil Companies-Exploration & Production	1.9
Metal-Iron	1.7
Finance-Mortgage Loan/Banker	1.7
Building-Heavy Construction	1.6
Chemicals-Diversified	1.6
Cellular Telecom	1.5
Computer Services	1.4
Building Products-Cement	1.3
Tobacco	1.3
Steel-Producers	1.3
Metal-Diversified	1.2
Retail-Hypermarkets	1.2
Applications Software	1.2
Schools	1.1
Food-Retail	1.1
Food-Misc./Diversified	1.0
Retail-Convenience Store	0.9
Coal	0.8
Gold Mining	0.7
Electronic Components-Misc.	0.7
Diamonds/Precious Stones	0.7
Banks-Special Purpose	0.7
Insurance-Reinsurance	0.6
Circuit Boards	0.6
Machinery-Construction & Mining	0.6
Diversified Banking Institutions	0.6
Building-Residential/Commercial	0.6
Paper & Related Products	0.6
Finance-Leasing Companies	0.6
Auto-Cars/Light Trucks	0.6
Gas-Distribution	0.5
Diversified Operations	0.5
Semiconductor Equipment	0.5
Food-Confectionery	0.5
Diversified Operations/Commercial Services	0.5
Banks-Money Center	0.5
Distribution/Wholesale	0.5
Retail-Apparel/Shoe	0.4
Telephone-Integrated	0.4
Web Portals/ISP	0.4
Medical-Drugs	0.4
Airport Development/Maintenance	0.4
Chemicals-Fibers	0.4
Auto/Truck Parts & Equipment-Original	0.4
Electric-Integrated	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Public Thoroughfares	0.3
Industrial Audio & Video Products	0.3
Petrochemicals	0.3
Chemicals-Plastics	0.3
Transport-Truck	0.3
Textile-Products	0.3
Agricultural Operations	0.3
Insurance-Property/Casualty	0.3
Housewares	0.3
Advertising Agencies	0.2
Retail-Automobile	0.2
Auto-Heavy Duty Trucks	0.2
Building & Construction-Misc.	0.2
Electric-Generation	0.2
Electric-Transmission	0.2
Casino Hotels	0.2
Food-Flour & Grain	0.2
Cosmetics & Toiletries	0.2
Vitamins & Nutrition Products	0.2
Transport-Services	0.1
Electric-Distribution	0.1
Beverages-Wine/Spirits	0.1
Transport-Rail	0.1
Apparel Manufacturers	0.1
Retail-Regional Department Stores	0.1
Retail-Major Department Stores	0.1

102.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$45,241,236	$12,363,658	$—	$57,604,894
Other Countries	693,342,141	—	—	693,342,141
Short-Term Investment Securities	20,423,777	—	—	20,423,777

Total Investments at Value	$759,007,154	$12,363,658	$—	$771,370,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Australia - 3.9%

BGP Holdings PLC†(1)(2)	479,213	$101
GPT Group	1,440,250	5,976,603
Mirvac Group	3,695,831	6,737,611
Scentre Group	1,646,321	4,519,456

		17,233,771

Bermuda - 0.6%

Hongkong Land Holdings, Ltd. (SGX)	352,400	2,526,708
Hongkong Land Holdings, Ltd. (OTC)	1,700	12,053

		2,538,761

Canada - 3.3%

Allied Properties Real Estate Investment Trust	120,396	4,392,425
Canadian Apartment Properties REIT	91,137	3,480,097
Chartwell Retirement Residences	491,170	5,598,655
Summit Industrial Income REIT	152,776	1,302,593

		14,773,770

Cayman Islands - 3.8%

CK Asset Holdings, Ltd.	1,767,000	14,665,442
Wharf Real Estate Investment Co., Ltd.	354,000	2,487,098

		17,152,540

France - 3.6%

Covivio	26,659	2,698,771
Gecina SA#	40,789	6,049,963
Klepierre SA	211,138	7,370,473

		16,119,207

Germany - 4.5%

Instone Real Estate Group AG†*	53,517	1,162,672
Vonovia SE	388,071	18,821,770

		19,984,442

Hong Kong - 4.4%

Link REIT	525,500	5,941,351
Sun Hung Kai Properties, Ltd.	826,004	13,679,483

		19,620,834

Ireland - 0.8%

Dalata Hotel Group PLC	52,528	362,670
Green REIT PLC	1,970,005	3,302,911

		3,665,581

Japan - 12.7%

Activia Properties, Inc.	1,159	4,829,816
Daiwa House REIT Investment Corp.#	2,314	5,156,754
GLP J-REIT	5,992	6,251,914
Invincible Investment Corp.#	11,780	5,358,148
Japan Retail Fund Investment Corp.#	942	1,896,423
Mitsubishi Estate Co., Ltd.	738,500	12,674,387
Mitsui Fudosan Co., Ltd.	310,000	7,335,262
Mitsui Fudosan Logistics Park, Inc.	560	1,655,408
Sumitomo Realty & Development Co., Ltd.	311,200	11,625,504

		56,783,616

Norway - 0.8%

Entra ASA*	243,416	3,413,710

Singapore - 1.5%

Ascendas India Trust	3,864,600	3,230,028
City Developments, Ltd.	416,100	2,745,275
Mapletree Industrial Trust	548,200	810,947

		6,786,250

Spain - 1.3%

Aedas Homes SAU†*	55,416	1,482,534
Merlin Properties Socimi SA	347,141	4,505,299

		5,987,833

SupraNational - 1.2%
Unibail-Rodamco-Westfield†(2)	4,126	666,423
Unibail-Rodamco-Westfield	30,258	4,887,206

		5,553,629

Sweden - 1.2%

Castellum AB	288,108	5,248,394

Switzerland - 1.0%

PSP Swiss Property AG	43,678	4,446,355

United Kingdom - 5.9%

Big Yellow Group PLC	401,336	5,219,318
British Land Co. PLC	311,118	2,493,239
Derwent London PLC	128,428	5,563,319
Tritax Big Box REIT PLC	2,751,288	5,192,769
Tritax EuroBox PLC†* (GBP)	672,689	831,550
Tritax EuroBox PLC†* (EUR)	708,620	876,304
UNITE Group PLC	499,669	6,067,346

		26,243,845

United States - 46.3%

Agree Realty Corp.	31,000	2,037,630
Alexandria Real Estate Equities, Inc.	31,359	4,261,374
American Assets Trust, Inc.	11,396	495,042
American Homes 4 Rent, Class A	41,253	900,966
American Tower Corp.	71,420	12,580,633
AvalonBay Communities, Inc.	38,857	7,562,738
Boston Properties, Inc.	48,651	6,455,501
Corporate Office Properties Trust	41,290	1,073,127
Crown Castle International Corp.	95,724	11,367,225
CyrusOne, Inc.	64,032	3,191,355
Digital Realty Trust, Inc.#	30,948	3,500,838
Duke Realty Corp.	63,093	1,865,660
EastGroup Properties, Inc.	9,994	1,055,966
Empire State Realty Trust, Inc., Class A	80,105	1,219,198
Equinix, Inc.	18,484	7,827,974
Equity LifeStyle Properties, Inc.	26,246	2,851,365
Equity Residential	75,356	5,552,984
Essential Properties Realty Trust, Inc.	46,208	784,150
Essex Property Trust, Inc.	12,875	3,602,940
Extra Space Storage, Inc.	33,738	3,236,824
Federal Realty Investment Trust	21,017	2,807,661
Four Corners Property Trust, Inc.	177	4,848
HCP, Inc.	122,624	3,773,140
Healthcare Realty Trust, Inc.	145,731	4,612,386
Highwoods Properties, Inc.	46,941	2,173,838
Hilton Worldwide Holdings, Inc.	17,007	1,413,282
Hudson Pacific Properties, Inc.	109,369	3,633,238

Invitation Homes, Inc.	171,032	3,933,736
Iron Mountain, Inc.	57,653	2,042,069
Kilroy Realty Corp.	39,542	2,914,641
Liberty Property Trust	49,827	2,358,312
Macerich Co.#	63,800	2,781,680
Mid-America Apartment Communities, Inc.	51,753	5,360,576
National Health Investors, Inc.	24,346	1,899,718
National Retail Properties, Inc.	81,968	4,270,533
Omega Healthcare Investors, Inc.	21,370	767,183
Park Hotels & Resorts, Inc.	101,454	3,169,423
Pebblebrook Hotel Trust#	51,383	1,644,770
PotlatchDeltic Corp.#	63,204	2,274,712
Prologis, Inc.	154,817	10,846,479
Public Storage	26,183	5,537,443
QTS Realty Trust, Inc., Class A	50,640	2,113,207
Rayonier, Inc.	18,394	542,071
Realty Income Corp.	90,204	6,238,509
Regency Centers Corp.	20,442	1,333,840
Retail Opportunity Investments Corp.	194,851	3,345,592
SBA Communications Corp.†	33,301	6,012,829
Simon Property Group, Inc.	47,843	8,667,238
STAG Industrial, Inc.	64,185	1,776,641
Sun Communities, Inc.	26,109	2,965,199
Sunstone Hotel Investors, Inc.	157,387	2,368,674
Terreno Realty Corp.	18,431	753,828
Ventas, Inc.	85,450	5,361,987
VICI Properties, Inc.	132,439	2,822,275
Washington Real Estate Investment Trust	61,599	1,631,758
Weingarten Realty Investors	71,525	2,060,635
Welltower, Inc.	60,840	4,521,020
Weyerhaeuser Co.	191,807	4,774,076

		206,932,537

Total Long-Term Investment Securities
(cost $406,639,606)		432,485,075

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 7.7%

State Street Institutional U.S. Government Money Market Fund, Administration Class 2.10%(3)	20,944,232	20,944,232
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)	13,667,894	13,667,894

Total Short-Term Investment Securities
(cost $34,612,126)		34,612,126

TOTAL INVESTMENTS —
(cost $441,251,732)	104.5%	467,097,201
Liabilities in excess of other assets	(4.5)	(20,126,437)

NET ASSETS —	100.0%	$446,970,764

†	Non-income producing security
#	The security or a portion thereof is out on loan
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $7,766,770 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $666,524 representing 0.1% of net assets.
(3)	The rate shown is the 7-day yield as of February 28, 2019.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $20,781,257. This was secured by collateral of $13,667,894 which was received in cash and subsequently invested in short-term investments currently valued at $13,667,894 as reported in the Portfolio of Investments. Additional collateral of $8,020,604 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/28/2019 to 06/20/2019	$3,701
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	8,016,903

Euro - Euro Currency

GBP - British Pound

OTC - Over the Counter

SGX - Singapore Exchange

Industry Allocation*

Real Estate Investment Trusts	71.6%
Real Estate Operations & Development	15.4
Real Estate Management/Services	8.8
Registered Investment Companies	7.7
Hotels/Motels	1.0

104.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$17,233,670	$—	$101	$17,233,771
Other Countries	415,251,304	—	—	415,251,304
Short-Term Investment Securities	34,612,126	—	—	34,612,126

Total Investments at Value	$467,097,100	$—	$101	$467,097,201

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Australia - 2.3%

Amcor, Ltd.	22,626	$241,549
APA Group	49,311	350,138
ASX, Ltd.	15,070	745,835
BGP Holdings PLC†(1)(5)	60,919	13
Coles Group, Ltd.†	11,407	91,677
Computershare, Ltd.	16,388	200,528
CSL, Ltd.	7,914	1,087,729
Dexus	63,132	538,288
Fortescue Metals Group, Ltd.	41,195	177,083
Goodman Group	33,750	306,439
GPT Group	103,827	430,851
Insurance Australia Group, Ltd.	91,121	475,080
Macquarie Group, Ltd.	1,658	151,294
Origin Energy, Ltd.	22,646	118,231
QBE Insurance Group, Ltd.	23,435	205,302
Ramsay Health Care, Ltd.	6,273	288,255
Santos, Ltd.	125,876	617,888
Scentre Group	70,481	193,483
Sonic Healthcare, Ltd.	11,410	195,220
Stockland	80,658	200,252
Sydney Airport	38,727	197,791
Transurban Group	93,111	823,622
Vicinity Centres	94,165	164,318
Wesfarmers, Ltd.	11,407	268,478
Woodside Petroleum, Ltd.	15,244	391,983
Woolworths Group, Ltd.	11,583	235,564

		8,696,891

Austria - 0.2%

Erste Group Bank AG	7,963	301,162
OMV AG	6,429	338,357
voestalpine AG	5,591	173,105

		812,624

Belgium - 0.6%

Ageas	5,216	257,074
Groupe Bruxelles Lambert SA	5,139	494,400
KBC Group NV	3,665	271,469
Proximus SADP	11,201	295,964
UCB SA	8,212	688,225
Umicore SA	7,391	319,462

		2,326,594

Bermuda - 0.8%

Arch Capital Group, Ltd.†	15,420	503,771
Axalta Coating Systems, Ltd.†	5,302	141,723
Everest Re Group, Ltd.	2,318	524,123
Hongkong Land Holdings, Ltd.	29,900	214,383
IHS Markit, Ltd.†	7,676	408,133
Invesco, Ltd.	12,366	239,282
Jardine Matheson Holdings, Ltd.	4,000	274,240
Jardine Strategic Holdings, Ltd.	6,000	237,000
NWS Holdings, Ltd.	20,000	48,409
RenaissanceRe Holdings, Ltd.	1,124	165,284
Shangri-La Asia, Ltd.	70,000	99,519

		2,855,867

Canada - 3.7%

Agnico Eagle Mines, Ltd.	5,318	226,185
Alimentation Couche-Tard, Inc., Class B	4,191	236,215
AltaGas, Ltd.	7,389	99,272
ARC Resources, Ltd.	19,368	146,296
Bank of Montreal	7,598	592,505
BCE, Inc.	9,210	409,567
Brookfield Asset Management, Inc., Class A	14,200	641,398
Cameco Corp.	16,563	192,194
Canadian Imperial Bank of Commerce	2,567	217,755
Canadian National Railway Co.	7,893	677,288
Canadian Tire Corp., Ltd., Class A	2,465	271,985
CGI, Inc.†	5,081	340,664
CI Financial Corp.	13,200	186,572
Encana Corp.	32,765	240,518
Fairfax Financial Holdings, Ltd.	849	420,342
First Capital Realty, Inc.	29,984	488,056
First Quantum Minerals, Ltd.	13,768	157,878
Fortis, Inc.	8,562	308,725
Franco-Nevada Corp.	2,469	186,008
Great-West Lifeco, Inc.	22,215	510,829
iA Financial Corp., Inc.	5,774	221,535
IGM Financial, Inc.	10,180	265,959
Intact Financial Corp.	8,048	672,731
Keyera Corp.	8,694	213,460
Manulife Financial Corp.	31,548	533,172
National Bank of Canada	5,260	248,181
Onex Corp.	3,661	220,197
Open Text Corp.	6,092	230,912
Pembina Pipeline Corp.	10,586	387,417
Power Corp. of Canada	15,066	321,596
Power Financial Corp.	11,025	246,061
RioCan Real Estate Investment Trust	7,948	151,839
Rogers Communications, Inc., Class B	5,695	314,665
Saputo, Inc.	6,025	196,369
Seven Generations Energy, Ltd., Class A†	3,485	25,476
Shaw Communications, Inc., Class B	29,396	606,260
Shopify, Inc., Class A†	480	90,926
Sun Life Financial, Inc.	8,746	331,111
Suncor Energy, Inc.	12,839	442,553
Thomson Reuters Corp.	13,377	727,427
Tourmaline Oil Corp.	6,974	105,833
Turquoise Hill Resources, Ltd.†	54,175	93,451
Vermilion Energy, Inc.	5,604	143,342
Waste Connections, Inc.	3,708	309,247
Wheaton Precious Metals Corp.	7,836	170,422

		13,820,394

Cayman Islands - 0.2%

CK Asset Holdings, Ltd.	30,808	255,695
Minth Group, Ltd.	10,000	39,619
WH Group, Ltd.*	232,000	205,999
Wharf Real Estate Investment Co., Ltd.	18,000	126,462

		627,775

Curacao - 0.2%

Schlumberger, Ltd.	19,117	842,295

Denmark - 0.7%

Chr. Hansen Holding A/S	2,648	269,751
DSV A/S	5,415	450,414
Genmab A/S†	894	154,489

Novo Nordisk A/S, Class B	24,237	1,189,246
Novozymes A/S, Class B	7,595	344,819
Pandora A/S	1,457	76,456
Vestas Wind Systems A/S	728	60,599
William Demant Holding A/S†	2,899	87,067

		2,632,841

Finland - 0.8%

Elisa Oyj	8,794	369,001
Kone Oyj, Class B	3,953	193,208
Metso Oyj	7,856	266,376
Nokia Oyj	74,983	453,398
Nokian Renkaat Oyj	5,042	178,359
Nordea Bank Abp	21,352	193,638
Orion Oyj, Class B	5,436	194,214
Sampo Oyj, Class A	11,249	541,492
Stora Enso Oyj, Class R	13,189	176,796
UPM-Kymmene Oyj	10,130	305,573

		2,872,055

France - 2.9%

Accor SA	4,597	194,095
Aeroports de Paris	2,815	546,248
Air Liquide SA	4,601	573,843
Arkema SA	2,361	238,044
Atos SE	2,660	255,422
AXA SA	24,468	620,495
Bureau Veritas SA	12,706	303,790
Capgemini SE	2,743	328,226
Casino Guichard Perrachon SA	3,259	172,336
Cie de Saint-Gobain	5,254	189,205
CNP Assurances	12,364	285,769
Covivio	2,037	206,212
Danone SA	8,969	676,684
Dassault Systemes SE	2,614	382,514
EssilorLuxottica SA	7,315	885,711
Eutelsat Communications SA	9,358	184,784
Gecina SA	2,109	312,814
ICADE	2,531	215,485
Iliad SA	890	92,628
Klepierre SA	8,921	311,417
L’Oreal SA	5,556	1,402,334
Legrand SA	5,384	355,194
Orange SA	14,471	221,223
Schneider Electric SE	4,708	366,397
SCOR SE	8,324	374,843
Societe BIC SA	1,493	141,206
Sodexo SA	5,101	560,370
Veolia Environnement SA	10,211	224,160
Wendel SA	1,751	220,877

		10,842,326

Germany - 2.6%

Allianz SE	5,828	1,296,643
Beiersdorf AG	7,692	713,590
Brenntag AG	5,411	268,347
Commerzbank AG†	9,190	75,838
Continental AG	1,377	225,542
Covestro AG*	976	55,663
Deutsche Wohnen SE	5,229	243,857
Fraport AG Frankfurt Airport Services Worldwide	3,354	269,416
Fresenius SE & Co. KGaA	4,930	277,185
Fuchs Petrolub SE (Preference Shares)	5,308	237,277
Hannover Rueck SE	2,979	443,888
Henkel AG & Co. KGaA	1,677	157,560
Henkel AG & Co. KGaA (Preference Shares)	3,268	326,517
Infineon Technologies AG	13,282	291,652
LANXESS AG	4,176	226,337
Merck KGaA	5,817	600,650
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	793,621
SAP SE	14,724	1,577,643
Siemens AG	4,524	494,668
Symrise AG	4,994	440,119
Telefonica Deutschland Holding AG	42,775	140,416
TUI AG	12,628	134,027
Vonovia SE	9,834	476,957

		9,767,413

Hong Kong - 1.7%

AIA Group, Ltd.	135,400	1,354,043
Bank of East Asia, Ltd.	76,000	264,798
BOC Hong Kong Holdings, Ltd.	61,000	254,887
Hang Lung Properties, Ltd.	92,000	217,291
Hang Seng Bank, Ltd.	17,700	438,568
Henderson Land Development Co., Ltd.	41,367	233,981
Hong Kong & China Gas Co., Ltd.	448,226	1,038,090
Hong Kong Exchanges & Clearing, Ltd.	12,100	417,116
Link REIT	62,500	706,631
PCCW, Ltd.	360,000	216,466
Power Assets Holdings, Ltd.	20,000	138,858
Sun Hung Kai Properties, Ltd.	15,000	248,416
Swire Pacific, Ltd., Class A	16,500	196,220
Swire Properties, Ltd.	113,600	455,862

		6,181,227

Ireland - 1.2%

Accenture PLC, Class A	8,675	1,399,971
Alkermes PLC†	3,693	122,866
CRH PLC	8,730	276,449
DCC PLC	4,121	356,649
Jazz Pharmaceuticals PLC†	1,834	256,815
Johnson Controls International PLC	14,883	524,923
Kerry Group PLC, Class A	6,361	654,796
Pentair PLC	4,813	204,745
Perrigo Co. PLC	2,305	112,254
Seagate Technology PLC	1,507	70,166
Willis Towers Watson PLC	3,025	520,361

		4,499,995

Israel - 0.1%

Check Point Software Technologies, Ltd.†	2,287	279,700
NICE, Ltd.†	1,980	232,723

		512,423

Italy - 0.6%

Assicurazioni Generali SpA	34,830	621,794
Intesa Sanpaolo SpA	146,572	361,612
Recordati SpA	8,189	308,033
Snam SpA	61,634	304,609
Terna Rete Elettrica Nazionale SpA	60,973	379,226
UniCredit SpA	19,456	264,810

		2,240,084

Japan - 9.1%

Aeon Co., Ltd.	14,600	307,286
Ajinomoto Co., Inc.	11,000	166,187
Amada Holdings Co., Ltd.	8,800	92,449
Aozora Bank, Ltd.	5,200	149,751
Astellas Pharma, Inc.	32,800	505,691
Bridgestone Corp.	7,800	307,409
Canon, Inc.	17,600	505,429
Central Japan Railway Co.	1,900	425,717
Chiba Bank, Ltd.	27,000	163,746
Chubu Electric Power Co., Inc.	12,500	196,530
Chugai Pharmaceutical Co., Ltd.	5,000	339,568
Concordia Financial Group, Ltd.	45,800	185,312
Dai Nippon Printing Co., Ltd.	8,000	185,027
Dai-ichi Life Holdings, Inc.	16,600	251,014
Daiichi Sankyo Co., Ltd.	15,200	568,236
Daikin Industries, Ltd.	2,200	238,622
Daito Trust Construction Co., Ltd.	200	27,695
Daiwa House Industry Co., Ltd.	9,500	293,612
Denso Corp.	13,700	587,749
Dentsu, Inc.	3,800	158,525
East Japan Railway Co.	5,600	535,558
Eisai Co., Ltd.	3,900	321,720
FANUC Corp.	2,800	463,213
FUJIFILM Holdings Corp.	4,600	205,971
Hankyu Hanshin Holdings, Inc.	4,800	173,974
Hisamitsu Pharmaceutical Co., Inc.	3,000	148,029
Hitachi Chemical Co., Ltd.	9,900	179,588
Hitachi Metals, Ltd.	17,700	180,073
Hitachi, Ltd.	8,800	263,293
Hoya Corp.	10,300	628,821
Idemitsu Kosan Co., Ltd.	7,100	251,604
Inpex Corp.	24,600	239,015
Isuzu Motors, Ltd.	15,000	214,709
JFE Holdings, Inc.	14,000	243,852
JTEKT Corp.	14,000	173,328
JXTG Holdings, Inc.	91,800	428,836
Kajima Corp.	500	7,392
Kao Corp.	4,600	347,646
KDDI Corp.	23,700	571,636
Keikyu Corp.	13,000	215,296
Keio Corp.	4,700	275,764
Keyence Corp.	900	524,263
Kintetsu Group Holdings Co., Ltd.	4,200	189,530
Komatsu, Ltd.	10,600	259,710
Kubota Corp.	25,000	336,989
Kyocera Corp.	5,600	308,524
Kyowa Hakko Kirin Co., Ltd.	10,000	190,732
LIXIL Group Corp.	10,600	143,502
Marubeni Corp.	51,300	365,748
Mazda Motor Corp.	15,000	175,952
MEIJI Holdings Co., Ltd.	1,700	134,518
Mitsubishi Chemical Holdings Corp.	39,800	293,470
Mitsubishi Corp.	16,100	453,397
Mitsubishi Electric Corp.	29,000	362,679
Mitsubishi Estate Co., Ltd.	10,000	171,623
Mitsui & Co., Ltd.	29,600	464,720
Mitsui Fudosan Co., Ltd.	12,000	283,946
MS&AD Insurance Group Holdings, Inc.	8,100	242,931
Murata Manufacturing Co., Ltd.	1,600	248,688
Nagoya Railroad Co., Ltd.	6,200	170,484
NGK Insulators, Ltd.	10,000	152,424
NGK Spark Plug Co., Ltd.	1,800	38,207
Nidec Corp.	3,500	423,115
Nikon Corp.	1,400	21,176
Nintendo Co., Ltd.	1,100	300,399
Nippon Steel & Sumitomo Metal Corp.	12,600	226,476
Nippon Telegraph & Telephone Corp.	13,700	590,084
Nitori Holdings Co., Ltd.	1,400	174,396
NSK, Ltd.	29,500	270,744
NTT DOCOMO, Inc.	24,700	574,261
Ono Pharmaceutical Co., Ltd.	5,900	121,134
Oriental Land Co., Ltd.	3,800	416,938
ORIX Corp.	19,200	277,669
Osaka Gas Co., Ltd.	9,200	188,185
Otsuka Holdings Co., Ltd.	6,100	254,037
Panasonic Corp.	27,800	255,641
Rakuten, Inc.	17,000	133,602
Resona Holdings, Inc.	74,600	336,843
Ryohin Keikaku Co., Ltd.	700	165,918
Santen Pharmaceutical Co., Ltd.	16,600	258,386
Secom Co., Ltd.	4,000	345,220
Sekisui House, Ltd.	11,400	171,156
Shimano, Inc.	900	136,536
Shin-Etsu Chemical Co., Ltd.	6,700	557,266
Shionogi & Co., Ltd.	4,000	255,363
Shiseido Co., Ltd.	1,400	92,291
Shizuoka Bank, Ltd.	18,000	141,946
SMC Corp.	700	243,350
SoftBank Group Corp.	12,800	1,180,496
Sony Corp.	12,900	618,121
Sumitomo Chemical Co., Ltd.	43,000	212,946
Sumitomo Corp.	34,800	499,685
Sumitomo Dainippon Pharma Co., Ltd.	7,400	182,369
Sumitomo Mitsui Financial Group, Inc.	14,200	502,188
Sumitomo Mitsui Trust Holdings, Inc.	5,800	219,533
Suntory Beverage & Food, Ltd.	4,900	215,844
Sysmex Corp.	2,700	162,269
Takeda Pharmaceutical Co., Ltd. ADR	28,076	563,210
Terumo Corp.	5,100	312,044
Tobu Railway Co., Ltd.	8,000	223,209
Tohoku Electric Power Co., Inc.	14,100	184,686
Tokio Marine Holdings, Inc.	10,400	506,261

Tokyo Electron, Ltd.	300	40,775
Tokyo Gas Co., Ltd.	9,200	252,976
Tokyu Corp.	13,500	228,543
Toppan Printing Co., Ltd.	10,000	158,974
Toray Industries, Inc.	28,000	194,806
TOTO, Ltd.	2,900	109,662
Toyoda Gosei Co., Ltd.	4,100	92,766
Toyota Industries Corp.	7,200	368,833
Toyota Motor Corp.	18,700	1,123,527
Toyota Tsusho Corp.	8,500	269,569
Unicharm Corp.	1,000	31,804
West Japan Railway Co.	4,500	338,757
Yahoo Japan Corp.	40,100	107,207
Yakult Honsha Co., Ltd.	3,400	227,856
Yamaguchi Financial Group, Inc.	19,000	176,934
Yamazaki Baking Co., Ltd.	9,000	153,896

		33,628,788

Jersey - 0.3%

Aptiv PLC	3,496	290,553
Experian PLC	8,984	233,969
Ferguson PLC	4,000	276,995
WPP PLC	28,561	312,828

		1,114,345

Luxembourg - 0.2%

RTL Group SA	4,902	276,447
SES SA FDR	7,843	157,590
Tenaris SA	13,542	180,681

		614,718

Netherlands - 1.6%

Aegon NV	70,452	378,881
AerCap Holdings NV†	3,448	155,643
Akzo Nobel NV	3,310	300,180
ASML Holding NV	3,981	729,581
CNH Industrial NV	27,566	298,624
EXOR NV	4,981	306,511
Ferrari NV	1,458	187,648
Koninklijke Ahold Delhaize NV	21,039	542,631
Koninklijke DSM NV	3,564	382,685
Koninklijke KPN NV	50,803	156,715
Koninklijke Vopak NV	4,605	225,180
LyondellBasell Industries NV, Class A	6,634	567,340
NN Group NV	13,556	590,558
NXP Semiconductors NV	2,921	266,746
QIAGEN NV†	4,979	190,402
STMicroelectronics NV	5,602	91,565
Wolters Kluwer NV	11,114	732,961

		6,103,851

New Zealand - 0.1%

Auckland International Airport, Ltd.	22,556	119,352
Fletcher Building, Ltd.†	37,047	123,370
Spark New Zealand, Ltd.	95,487	242,549

		485,271

Norway - 0.5%

Equinor ASA	7,937	178,420
Gjensidige Forsikring ASA	23,102	414,163
Mowi ASA	10,328	238,265
Orkla ASA	35,200	277,350
Telenor ASA	11,202	218,433
Yara International ASA	8,507	358,010

		1,684,641

Papua New Guinea - 0.1%

Oil Search, Ltd.	36,637	217,523

Portugal - 0.2%

Banco Espirito Santo SA†(1)(5)	126,030	0
EDP - Energias de Portugal SA	93,029	341,256
Galp Energia SGPS SA	33,940	557,070

		898,326

Singapore - 0.8%

CapitaLand, Ltd.	80,000	202,367
City Developments, Ltd.	29,500	194,630
ComfortDelGro Corp., Ltd.	159,000	281,072
DBS Group Holdings, Ltd.	27,000	496,065
Jardine Cycle & Carriage, Ltd.	9,200	226,870
Oversea-Chinese Banking Corp., Ltd.	106,000	867,130
United Overseas Bank, Ltd.	27,000	499,660

		2,767,794

Spain - 1.1%

Aena SME SA*	1,353	241,464
Amadeus IT Group SA	6,764	509,323
Banco Bilbao Vizcaya Argentaria SA	92,461	575,699
Banco de Sabadell SA	138,750	158,058
Bankia SA	5,878	17,952
Bankinter SA	27,525	226,108
CaixaBank SA	80,880	288,502
Enagas SA	7,953	226,606
Grifols SA	10,560	274,582
Red Electrica Corp. SA	13,704	296,165
Repsol SA	49,096	844,644
Telefonica SA	60,355	520,991

		4,180,094

SupraNational - 0.2%

HK Electric Investments & HK Electric Investments, Ltd.*	191,000	199,036
HKT Trust & HKT, Ltd.	123,000	192,106
Unibail-Rodamco-Westfield	2,019	326,104

		717,246

Sweden - 1.2%

Assa Abloy AB, Class B	30,513	631,172
Atlas Copco AB, Class A	11,320	306,716
Atlas Copco AB, Class B	7,859	197,241
Boliden AB	9,577	262,082
Epiroc AB, Class A†	11,320	113,654
Epiroc AB, Class B†	7,859	73,842
Essity AB, Class B	6,725	187,639
Hennes & Mauritz AB, Class B	7,515	113,734
Hexagon AB, Class B	5,022	264,150
Industrivarden AB, Class C	11,313	235,606
Investor AB, Class B	16,914	755,416

Sandvik AB	14,312	235,150
Skandinaviska Enskilda Banken AB, Class A	20,839	212,135
Svenska Handelsbanken AB, Class A	38,558	439,810
Telefonaktiebolaget LM Ericsson, Class B	32,965	301,739

		4,330,086

Switzerland - 3.2%

ABB, Ltd.	28,594	566,265
Baloise Holding AG	1,739	284,011
Chubb, Ltd.	13,729	1,838,313
Coca-Cola HBC AG	11,386	382,982
EMS-Chemie Holding AG	379	218,920
Garmin, Ltd.	4,306	361,575
Geberit AG	1,734	692,175
Givaudan SA	203	507,881
Kuehne & Nagel International AG	1,294	168,873
Pargesa Holding SA	6,739	553,678
Partners Group Holding AG	508	367,493
Schindler Holding AG (Participation Certificate)	1,303	294,531
Schindler Holding AG	1,585	351,605
SGS SA	169	430,945
Sika AG	3,120	422,023
Sonova Holding AG	3,591	671,570
Swatch Group AG	670	198,372
Swiss Life Holding AG	909	396,187
Swiss Prime Site AG	12,310	1,039,144
Swiss Re AG	4,613	456,747
Swisscom AG	1,889	874,612
Vifor Pharma AG	1,560	195,303
Zurich Insurance Group AG	1,749	578,298

		11,851,503

United Kingdom - 4.9%

3i Group PLC	53,962	676,933
Admiral Group PLC	4,576	132,434
Antofagasta PLC	29,780	370,024
Aon PLC	3,253	557,987
Ashtead Group PLC	12,566	333,838
Auto Trader Group PLC*	37,662	237,626
Aviva PLC	77,931	437,435
British Land Co. PLC	35,934	287,968
BT Group PLC	174,256	496,224
Bunzl PLC	33,711	1,061,029
Burberry Group PLC	11,844	296,827
Compass Group PLC	25,390	560,706
Croda International PLC	4,382	279,618
Direct Line Insurance Group PLC	85,325	403,680
Fresnillo PLC	16,790	191,517
Hammerson PLC	52,725	266,930
Hargreaves Lansdown PLC	10,788	249,257
InterContinental Hotels Group PLC	7,074	423,108
Intertek Group PLC	10,773	726,727
Investec PLC	31,544	206,179
ITV PLC	74,244	129,099
Johnson Matthey PLC	5,956	244,339
Kingfisher PLC	40,468	129,947
Land Securities Group PLC	19,687	234,902
Legal & General Group PLC	161,043	599,360
Liberty Global PLC, Class A†	6,033	158,970
Liberty Global PLC, Class C†	7,042	178,796
London Stock Exchange Group PLC	7,068	422,515
Marks & Spencer Group PLC	41,696	150,978
Melrose Industries PLC	84,584	195,095
Merlin Entertainments PLC*	36,892	176,937
Mondi PLC	10,072	230,910
National Grid PLC	70,378	791,479
Next PLC	6,024	406,528
Nielsen Holdings PLC	6,062	158,824
Pearson PLC	26,239	294,426
Persimmon PLC	2,734	88,226
RELX PLC	58,177	1,336,041
Royal Mail PLC	26,021	97,603
Sage Group PLC	25,297	221,783
Schroders PLC	9,585	347,702
Segro PLC	54,440	477,285
Smith & Nephew PLC	25,446	484,823
Smiths Group PLC	18,020	341,901
SSE PLC	33,488	527,894
St James’s Place PLC	33,593	433,263
TechnipFMC PLC	8,742	194,859
United Utilities Group PLC	43,128	480,618
Weir Group PLC	9,425	205,014
Whitbread PLC	4,680	301,241

		18,237,405

United States - 57.3%

A.O. Smith Corp.	4,170	216,548
Abbott Laboratories	11,386	883,781
AbbVie, Inc.	20,175	1,598,667
Activision Blizzard, Inc.	9,737	410,317
Acuity Brands, Inc.#	725	94,337
Adobe, Inc.†	6,278	1,647,975
Advance Auto Parts, Inc.	1,590	257,230
Advanced Micro Devices, Inc.†	6,209	146,098
Affiliated Managers Group, Inc.	2,068	226,673
Aflac, Inc.	19,838	974,839
Agilent Technologies, Inc.	8,640	686,362
AGNC Investment Corp.	9,173	161,903
Air Products & Chemicals, Inc.	5,168	936,338
Akamai Technologies, Inc.†	1,244	86,657
Albemarle Corp.#	3,348	305,639
Alexion Pharmaceuticals, Inc.†	2,695	364,714
Align Technology, Inc.†	1,208	312,836
Alleghany Corp.†	398	255,898
Alliance Data Systems Corp.	920	159,160
Allstate Corp.	13,980	1,319,432
Alnylam Pharmaceuticals, Inc.†#	938	79,730
Alphabet, Inc., Class A†	4,082	4,598,577
Alphabet, Inc., Class C†	3,636	4,072,029
American Express Co.	15,233	1,641,203
American Tower Corp.	10,755	1,894,493
American Water Works Co., Inc.	5,568	565,820
Ameriprise Financial, Inc.	4,466	587,860
AMETEK, Inc.	4,930	392,329

Amgen, Inc.	12,489	2,373,909
Amphenol Corp., Class A	3,249	305,309
Anadarko Petroleum Corp.	8,297	360,920
Analog Devices, Inc.	3,632	388,479
Annaly Capital Management, Inc.	16,295	165,068
Antero Resources Corp.†#	6,732	58,299
Apache Corp.	11,520	382,234
Apple, Inc.	27,842	4,820,842
Applied Materials, Inc.	11,871	455,134
Arista Networks, Inc.†	107	30,522
Assurant, Inc.	2,911	299,804
Atmos Energy Corp.	4,547	449,471
Autodesk, Inc.†	4,061	661,984
Automatic Data Processing, Inc.	9,124	1,396,246
AvalonBay Communities, Inc.	1,148	223,435
Avery Dennison Corp.	3,669	396,399
Baker Hughes a GE Co., LLC	4,989	131,610
Ball Corp.	6,352	347,963
Bank of New York Mellon Corp.	9,097	477,411
Baxter International, Inc.	9,257	691,776
BB&T Corp.	10,844	552,719
Best Buy Co., Inc.	3,967	273,088
Biogen, Inc.†	2,412	791,160
BioMarin Pharmaceutical, Inc.†	3,122	291,158
BlackRock, Inc.	2,225	986,164
Booking Holdings, Inc.†	616	1,045,377
Boston Properties, Inc.	1,856	246,273
Broadcom, Inc.	4,530	1,247,381
C.H. Robinson Worldwide, Inc.	4,142	374,354
Cabot Oil & Gas Corp.	10,408	256,245
Campbell Soup Co.#	2,840	102,297
Capital One Financial Corp.	8,990	751,384
CarMax, Inc.†#	3,715	230,702
Caterpillar, Inc.	4,114	565,017
CBRE Group, Inc., Class A†	6,735	335,134
Celanese Corp.	5,247	536,716
Celgene Corp.†	10,195	847,408
Centene Corp.†	6,648	404,797
CenterPoint Energy, Inc.	9,924	299,109
CenturyLink, Inc.	23,530	310,361
Cerner Corp.†	10,843	606,666
CF Industries Holdings, Inc.	2,753	116,177
Charles Schwab Corp.	16,947	779,731
Cheniere Energy, Inc.†	4,155	267,790
Chipotle Mexican Grill, Inc.†	435	264,276
Church & Dwight Co., Inc.	5,892	387,694
Cincinnati Financial Corp.	7,048	611,907
Cintas Corp.	2,934	606,164
Cisco Systems, Inc.	67,029	3,470,091
CIT Group, Inc.	5,817	296,492
Citizens Financial Group, Inc.	9,141	337,669
Citrix Systems, Inc.	1,735	183,043
Clorox Co.	7,198	1,137,500
CME Group, Inc.	5,673	1,031,975
CMS Energy Corp.	10,564	574,682
Cognizant Technology Solutions Corp., Class A	8,995	638,465
Colgate-Palmolive Co.	16,984	1,118,736
Comcast Corp., Class A	72,044	2,785,941
Comerica, Inc.	4,468	389,207
Concho Resources, Inc.	2,390	262,900
Continental Resources, Inc.†	5,768	257,310
Cooper Cos., Inc.	1,050	300,290
Corning, Inc.	14,840	516,580
Crown Castle International Corp.	8,215	975,531
CSX Corp.	17,593	1,278,483
D.R. Horton, Inc.	5,759	223,968
Danaher Corp.	15,390	1,954,838
Deere & Co.	8,676	1,423,211
Dell Technologies, Inc., Class C†	1,684	94,001
DENTSPLY SIRONA, Inc.	5,808	242,542
Devon Energy Corp.	32,561	960,875
Diamondback Energy, Inc.	2,143	220,579
Digital Realty Trust, Inc.#	2,876	325,333
Discover Financial Services	7,023	502,917
Discovery, Inc., Class C†	16,153	440,169
DISH Network Corp., Class A†	5,080	165,151
Dollar Tree, Inc.†	4,673	450,150
Dover Corp.	9,002	814,951
DXC Technology Co.	3,569	235,054
E*TRADE Financial Corp.	7,743	379,330
Eaton Vance Corp.	4,012	167,902
eBay, Inc.	16,919	628,541
Ecolab, Inc.	6,409	1,082,544
Edwards Lifesciences Corp.†	4,134	699,845
Electronic Arts, Inc.†	4,406	422,007
Emerson Electric Co.	22,504	1,533,648
EOG Resources, Inc.	6,297	591,918
Equinix, Inc.	1,497	633,980
Equity Residential	4,349	320,478
Estee Lauder Cos., Inc., Class A	5,535	868,663
Eversource Energy	9,632	672,410
Expedia Group, Inc.	2,598	320,359
Expeditors International of Washington, Inc.	10,857	813,732
Extra Space Storage, Inc.	3,906	374,742
Fastenal Co.	8,190	515,479
Federal Realty Investment Trust	3,058	408,518
Fidelity National Financial, Inc.	7,583	266,087
Fidelity National Information Services, Inc.	8,745	945,772
Fifth Third Bancorp	15,741	434,137
First Republic Bank#	3,876	406,902
Fiserv, Inc.†#	13,280	1,124,683
FleetCor Technologies, Inc.†	1,152	268,739
Flowserve Corp.	4,021	178,573
Ford Motor Co.	46,034	403,718
Fortive Corp.	7,695	627,681
Franklin Resources, Inc.	7,712	251,488
Gartner, Inc.†#	1,580	224,834
General Mills, Inc.	20,561	969,040
Genuine Parts Co.	3,093	336,457
Gilead Sciences, Inc.	16,851	1,095,652
Hanesbrands, Inc.#	9,177	170,600
Hasbro, Inc.#	4,481	380,437
HCA Healthcare, Inc.	3,556	494,426
HCP, Inc.	7,868	242,098
HD Supply Holdings, Inc.†	3,493	150,234

Helmerich & Payne, Inc.	2,696	146,123
Hess Corp.	6,603	381,984
Hewlett Packard Enterprise Co.	19,643	321,752
HollyFrontier Corp.	3,459	177,101
Hormel Foods Corp.#	10,317	447,345
Host Hotels & Resorts, Inc.	16,843	330,291
HP, Inc.	24,752	488,357
Humana, Inc.	1,960	558,678
IAC/InterActiveCorp†	1,569	334,275
Illinois Tool Works, Inc.	2,451	353,140
Illumina, Inc.†	1,489	465,715
Incyte Corp.†	2,512	216,610
Ingredion, Inc.	1,834	169,553
Intel Corp.	57,070	3,022,427
Intercontinental Exchange, Inc.	16,675	1,286,476
International Flavors & Fragrances, Inc.#	4,707	600,143
International Paper Co.	7,172	328,621
Interpublic Group of Cos., Inc.	10,654	245,362
Intuit, Inc.	3,458	854,576
IPG Photonics Corp.†	449	69,608
IQVIA Holdings, Inc.†	2,810	393,681
Iron Mountain, Inc.	4,511	159,780
J.M. Smucker Co.	1,985	210,231
JB Hunt Transport Services, Inc.	3,516	378,568
Jones Lang LaSalle, Inc.	2,807	463,492
Juniper Networks, Inc.	7,205	195,111
Kansas City Southern	2,001	217,389
KeyCorp	16,491	291,231
Kimberly-Clark Corp.	15,783	1,843,928
Kinder Morgan, Inc.	22,465	430,429
KLA-Tencor Corp.	417	48,159
Kohl’s Corp.	3,164	213,665
Kraft Heinz Co.	7,293	242,055
Kroger Co.	19,449	570,439
L Brands, Inc.	4,771	124,714
Laboratory Corp. of America Holdings†	3,264	483,855
Lam Research Corp.	2,596	457,130
Lear Corp.	2,301	349,913
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,871	241,944
Lincoln National Corp.	4,705	294,157
LKQ Corp.†	10,988	304,368
Loews Corp.	5,566	265,053
Lowe’s Cos., Inc.	9,390	986,795
M&T Bank Corp.	3,811	659,532
Macerich Co.	2,125	92,650
Marathon Oil Corp.	50,149	832,473
Markel Corp.†	439	441,142
Marsh & McLennan Cos., Inc.	7,787	724,347
Martin Marietta Materials, Inc.#	905	169,959
Masco Corp.	5,856	219,951
Mastercard, Inc., Class A	14,855	3,338,958
Mattel, Inc.†#	7,944	114,552
McCormick & Co., Inc.	2,150	292,357
MercadoLibre, Inc.†	575	263,804
Microchip Technology, Inc.#	1,466	127,351
Micron Technology, Inc.†	15,142	619,005
Microsoft Corp.	91,520	10,252,986
Mid-America Apartment Communities, Inc.	1,694	175,465
Monster Beverage Corp.†	6,084	388,342
Mosaic Co.	6,964	217,764
Motorola Solutions, Inc.	952	136,250
MSCI, Inc.	2,388	441,111
Nasdaq, Inc.	6,716	614,984
National Oilwell Varco, Inc.	13,658	384,336
NetApp, Inc.	3,588	233,938
Netflix, Inc.†	5,011	1,794,439
Newell Brands, Inc.#	7,862	127,600
NiSource, Inc.	13,830	373,133
Noble Energy, Inc.	12,199	270,208
Norfolk Southern Corp.	4,381	785,513
Northern Trust Corp.	5,252	489,486
Nucor Corp.	9,846	596,372
NVIDIA Corp.	5,928	914,453
O’Reilly Automotive, Inc.†	1,151	428,126
Occidental Petroleum Corp.	6,941	459,147
OGE Energy Corp.	6,618	281,397
Omnicom Group, Inc.#	11,877	899,089
ONEOK, Inc.	7,889	506,947
Oracle Corp.	40,001	2,085,252
PACCAR, Inc.	4,720	320,016
Parker-Hannifin Corp.	4,152	731,416
Parsley Energy, Inc., Class A†	2,061	37,387
Paychex, Inc.	9,280	714,746
PayPal Holdings, Inc.†	14,841	1,455,457
People’s United Financial, Inc.	22,008	390,862
PepsiCo, Inc.	28,141	3,254,225
Pioneer Natural Resources Co.	1,932	272,315
Plains GP Holdings LP, Class A	3,826	88,725
PNC Financial Services Group, Inc.	10,505	1,323,840
PPL Corp.	31,005	997,431
Principal Financial Group, Inc.	9,465	498,238
Procter & Gamble Co.	38,851	3,828,766
Progressive Corp.	10,826	789,215
Prologis, Inc.	6,021	421,831
Prudential Financial, Inc.	8,857	848,943
Public Storage	1,999	422,769
QUALCOMM, Inc.#	16,331	871,912
Quest Diagnostics, Inc.	6,487	561,450
Qurate Retail, Inc.†	15,276	275,121
Raymond James Financial, Inc.	5,302	437,839
Red Hat, Inc.†	2,356	430,206
Regeneron Pharmaceuticals, Inc.†	1,040	447,970
Regions Financial Corp.	21,191	347,532
Republic Services, Inc.	6,786	532,226
ResMed, Inc.	2,871	294,077
Robert Half International, Inc.	478	32,595
Rockwell Automation, Inc.	4,117	735,132
Roper Technologies, Inc.	4,838	1,565,819
Ross Stores, Inc.	6,969	660,870
S&P Global, Inc.	4,248	851,172
salesforce.com, Inc.†	8,590	1,405,753
SBA Communications Corp.†	5,672	1,024,136
Sealed Air Corp.	3,953	172,430
Seattle Genetics, Inc.†	1,644	122,116

SEI Investments Co.	4,295	226,561
ServiceNow, Inc.†	1,324	317,019
Simon Property Group, Inc.	3,310	599,640
Snap-on, Inc.	2,120	339,200
Southwest Airlines Co.	4,588	257,112
Square, Inc., Class A†	2,156	175,153
Stanley Black & Decker, Inc.	3,498	463,240
Starbucks Corp.	23,035	1,618,439
Stryker Corp.	4,534	854,704
SunTrust Banks, Inc.	10,302	668,291
SVB Financial Group†	1,283	317,106
Synchrony Financial	10,798	352,123
T. Rowe Price Group, Inc.	6,856	688,548
Take-Two Interactive Software, Inc.†	576	50,262
Tapestry, Inc.	5,861	204,783
Targa Resources Corp.	5,071	204,057
TD Ameritrade Holding Corp.	8,363	471,088
Texas Instruments, Inc.	11,801	1,248,310
Thermo Fisher Scientific, Inc.	8,190	2,125,878
Tiffany & Co.	3,930	373,507
TJX Cos., Inc.	26,650	1,366,878
Torchmark Corp.	7,853	648,344
Total System Services, Inc.	1,713	161,707
Tractor Supply Co.	1,874	178,686
TransDigm Group, Inc.†	831	360,729
Travelers Cos., Inc.	9,938	1,320,860
TripAdvisor, Inc.†#	2,793	148,504
Twitter, Inc.†	7,166	220,569
UGI Corp.	5,791	317,926
Ulta Beauty, Inc.†	1,451	453,423
Union Pacific Corp.	11,975	2,008,207
United Parcel Service, Inc., Class B	13,351	1,471,280
United Rentals, Inc.†	2,725	366,758
United Therapeutics Corp.†	1,305	164,808
US Bancorp	30,198	1,560,935
Vail Resorts, Inc.	1,362	283,827
Valero Energy Corp.	4,416	360,169
Varian Medical Systems, Inc.†	3,147	422,831
Veeva Systems, Inc., Class A†	1,246	146,916
Ventas, Inc.	5,335	334,771
VeriSign, Inc.†	2,698	480,352
Verisk Analytics, Inc.†	4,082	516,087
Vertex Pharmaceuticals, Inc.†	4,672	881,840
Viacom, Inc., Class B	7,902	230,896
Visa, Inc., Class A#	27,304	4,044,268
Vornado Realty Trust	3,640	245,008
Voya Financial, Inc.	7,253	366,784
Vulcan Materials Co.	2,163	241,088
Walgreens Boots Alliance, Inc.	10,661	758,957
Walt Disney Co.	21,553	2,432,041
Waters Corp.†	1,325	320,942
WEC Energy Group, Inc.	6,906	526,790
Welltower, Inc.	4,073	302,665
Western Digital Corp.	3,913	196,824
Western Union Co.	11,620	207,649
WestRock Co.	4,699	175,649
Weyerhaeuser Co.	7,956	198,025
Whirlpool Corp.	1,088	153,963
Workday, Inc., Class A†	1,287	254,736
Worldpay, Inc., Class A†	3,592	344,114
WR Berkley Corp.	1,772	148,246
WW Grainger, Inc.	518	157,871
Xerox Corp.	5,582	172,484
Yum! Brands, Inc.	5,094	481,383
Zoetis, Inc.	6,582	620,222

		212,589,011

Total Long-Term Investment Securities
(cost $287,389,044)		368,951,406

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)	119,160	119,160

U.S. Government Treasuries - 0.1%

United States Treasury Bills 2.42% due 06/13/2019(2)	$200,000	198,615

Total Short-Term Investment Securities
(cost $317,773)		317,775

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $1,544,021 collateralized by $1,575,000 of U.S. Treasury Notes, bearing interest at 2.50% due 02/15/2022 and having an approximate value of $1,577,402 (cost $1,544,000)	1,544,000	1,544,000

TOTAL INVESTMENTS
(cost $289,250,817)	99.9%	370,813,181
Other assets less liabilities	0.1	465,702

NET ASSETS	100.0%	$371,278,883

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $1,116,725 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $13 representing 0.0% of net assets.
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)

At February 28, 2019, the Fund had loaned securities with a total value of $ 10,431,434 This was secured by collateral of $119,160, which was received in cash and subsequently invested in short-term investments currently valued at $119,160 as reported in the Portfolio of Investments. Additional collateral of $10,546,198 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$342,145
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	231,750
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	188,218
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	950,361
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	8,833,724

(4)	The rate shown is the 7-day yield as of February 28, 2019.
(5)	Securities classified as Level 3 (see Note 1).
ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
18	Long	S&P 500 E-Mini Index	March 2019	$2,400,172	$2,506,230	$106,058

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Real Estate Investment Trusts	4.5%
Applications Software	3.7
Banks-Commercial	3.1
Finance-Credit Card	2.8
Medical-Drugs	2.8
Insurance-Multi-line	2.7
Insurance-Life/Health	2.4
Medical-Biomedical/Gene	2.3
Web Portals/ISP	2.3
Cosmetics & Toiletries	2.2
Oil Companies-Exploration & Production	2.2
Transport-Rail	2.1
Electronic Components-Semiconductors	1.9
Investment Management/Advisor Services	1.7
Insurance-Property/Casualty	1.6
Telephone-Integrated	1.5
Computers	1.5
Commercial Services-Finance	1.3
Electric-Integrated	1.3
Finance-Other Services	1.3
Banks-Super Regional	1.3
Medical Products	1.2
Commercial Services	1.2
Enterprise Software/Service	1.2
Beverages-Non-alcoholic	1.2
Diagnostic Equipment	1.1
Multimedia	1.1
Chemicals-Specialty	1.1
Networking Products	1.0
Chemicals-Diversified	1.0
Gas-Distribution	1.0
Computer Services	1.0
Transport-Services	0.9
Food-Misc./Diversified	0.9
Cable/Satellite TV	0.8
Real Estate Management/Services	0.8
Insurance-Reinsurance	0.8
Consumer Products-Misc.	0.8
Data Processing/Management	0.8
Pipelines	0.8
Real Estate Operations & Development	0.8
Distribution/Wholesale	0.7
Electronic Components-Misc.	0.7
Machinery-General Industrial	0.7
E-Commerce/Services	0.7
Investment Companies	0.6
Retail-Restaurants	0.6
Electric Products-Misc.	0.6
Food-Retail	0.6
Diversified Manufacturing Operations	0.6
Machinery-Farming	0.6
Internet Content-Entertainment	0.6
Machinery-Construction & Mining	0.6
Oil Companies-Integrated	0.5
Auto/Truck Parts & Equipment-Original	0.5
Import/Export	0.5
Industrial Automated/Robotic	0.5
Auto-Cars/Light Trucks	0.5
Machinery-Electrical	0.5
Insurance Brokers	0.4
Semiconductor Equipment	0.4
Building & Construction Products-Misc.	0.4
Electronic Forms	0.4
Finance-Investment Banker/Broker	0.4
Oil Refining & Marketing	0.4
Repurchase Agreements	0.4
Private Equity	0.4
Semiconductor Components-Integrated Circuits	0.4
Retail-Major Department Stores	0.4
Retail-Apparel/Shoe	0.4
Industrial Gases	0.4
Advertising Agencies	0.4
Medical Labs & Testing Services	0.4
Airport Development/Maintenance	0.4
Electronic Measurement Instruments	0.4
Telecom Services	0.4
Water	0.4
Steel-Producers	0.4
Hotels/Motels	0.4
Food-Dairy Products	0.4
Diversified Operations	0.4
Oil-Field Services	0.3
Retail-Building Products	0.3
Consulting Services	0.3
Computer Aided Design	0.3
Paper & Related Products	0.3
Retail-Auto Parts	0.3
Cellular Telecom	0.3
Audio/Video Products	0.3
Food-Catering	0.2
Banks-Fiduciary	0.2
Medical-HMO	0.2
Diversified Banking Institutions	0.2
Optical Supplies	0.2
Entertainment Software	0.2
Resorts/Theme Parks	0.2
Soap & Cleaning Preparation	0.2
Non-Hazardous Waste Disposal	0.2
Public Thoroughfares	0.2
Machinery-Material Handling	0.2
Tools-Hand Held	0.2
Toys	0.2
Medical-Hospitals	0.2
Building-Residential/Commercial	0.2
Building Products-Air & Heating	0.2
E-Commerce/Products	0.2
Retail-Drug Store	0.2
Publishing-Periodicals	0.2
Retail-Discount	0.2
Rubber-Tires	0.2
Rental Auto/Equipment	0.2
Medical Instruments	0.2
Agricultural Chemicals	0.2
Building Products-Cement	0.2
Electric-Transmission	0.2
Food-Meat Products	0.2
Retail-Jewelry	0.2
Medical Information Systems	0.2
Dental Supplies & Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Computers-Memory Devices	0.2
Gold Mining	0.2
Office Automation & Equipment	0.1
Electronic Security Devices	0.1
Metal-Copper	0.1
Wireless Equipment	0.1
Containers-Paper/Plastic	0.1

Web Hosting/Design	0.1
Office Supplies & Forms	0.1
Transactional Software	0.1
Apparel Manufacturers	0.1
Retail-Perfume & Cosmetics	0.1
Coatings/Paint	0.1
Decision Support Software	0.1
Broadcast Services/Program	0.1
Telecommunication Equipment	0.1
Television	0.1
Savings & Loans/Thrifts	0.1
Oil Field Machinery & Equipment	0.1
Machinery-Pumps	0.1
Transport-Truck	0.1
Power Converter/Supply Equipment	0.1
Aerospace/Defense	0.1
Finance-Consumer Loans	0.1
Containers-Metal/Glass	0.1
Security Services	0.1
Computers-Integrated Systems	0.1
Instruments-Scientific	0.1
Electronic Connectors	0.1
Gas-Transportation	0.1
Electric-Distribution	0.1
Respiratory Products	0.1
Computer Data Security	0.1
Finance-Leasing Companies	0.1
Dialysis Centers	0.1
Retail-Catalog Shopping	0.1
Retail-Consumer Electronics	0.1
Metal Processors & Fabrication	0.1
Metal-Diversified	0.1
Airlines	0.1
Radio	0.1
Fisheries	0.1
Retail-Convenience Store	0.1
Retail-Automobile	0.1
Photo Equipment & Supplies	0.1
Building Products-Wood	0.1
Chemicals-Plastics	0.1
Retail-Regional Department Stores	0.1
Food-Confectionery	0.1
Water Treatment Systems	0.1
Electric-Generation	0.1
U.S. Government Treasuries	0.1
MRI/Medical Diagnostic Imaging	0.1
Non-Ferrous Metals	0.1
Silver Mining	0.1
Diagnostic Kits	0.1
Steel Pipe & Tube	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$8,696,878	$—	$13	$8,696,891
Portugal	898,326	—	0	898,326
Other Countries	359,356,189	—	—	359,356,189
Short-Term Investment Securities:
Registered Investment Companies	119,160	—	—	119,160
U.S. Government Treasuries	—	198,615	—	198,615
Repurchase Agreements	—	1,544,000	—	1,544,000

Total Investments at Value	$369,070,553	$1,742,615	$13	$370,813,181

Other Financial Instruments:†
Futures Contracts	$106,058	$—	$—	$106,058

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 (unaudited)

Security Description	Shares/ Principal Amount(6)	Value (Note 1)
COMMON STOCKS - 57.1%
Bermuda - 0.1%

Kunlun Energy Co., Ltd.	284,700	$312,636

Canada - 1.0%

Husky Energy, Inc.	154,000	1,712,086
Wheaton Precious Metals Corp.	86,700	1,885,599

		3,597,685

Cayman Islands - 1.7%

Baidu, Inc. ADR†	17,920	2,912,717
CK Hutchison Holdings, Ltd.	283,000	3,012,153

		5,924,870

China - 1.7%

China Life Insurance Co., Ltd.	966,000	2,658,123
China Telecom Corp., Ltd.	5,952,000	3,222,523

		5,880,646

Denmark - 0.9%

Vestas Wind Systems A/S	37,633	3,132,569

France - 5.9%

AXA SA	110,454	2,801,051
BNP Paribas SA	75,217	3,854,705
Cie de Saint-Gobain	54,289	1,955,036
Cie Generale des Etablissements Michelin SCA	14,571	1,748,533
Sanofi	42,471	3,550,683
TOTAL SA	65,788	3,740,778
Veolia Environnement SA	139,077	3,053,126

		20,703,912

Germany - 3.9%

Bayer AG	40,433	3,232,212
Deutsche Telekom AG	127,188	2,095,544
E.ON SE	287,426	3,166,341
Merck KGaA	23,620	2,438,946
Siemens AG ADR	51,643	2,819,191

		13,752,234

Hong Kong - 0.9%

China Mobile, Ltd.	286,500	3,014,733

Ireland - 2.4%

Allergan PLC	22,465	3,093,655
Bank of Ireland Group PLC	334,174	2,172,306
CRH PLC	100,412	3,179,706

		8,445,667

Israel - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR†	170,770	2,874,059

Italy - 1.0%

Eni SpA	204,179	3,522,202

Japan - 4.8%

IHI Corp.	29,900	787,569
Mitsui Fudosan Co., Ltd.	109,600	2,593,370
Omron Corp.	18,900	814,736
Panasonic Corp.	211,300	1,943,054
Seven & i Holdings Co., Ltd.#	81,100	3,560,790
Sumitomo Mitsui Financial Group, Inc.	56,500	1,998,143
Suntory Beverage & Food, Ltd.	45,800	2,017,476
Takeda Pharmaceutical Co., Ltd.	74,633	2,992,283

		16,707,421

Luxembourg - 1.0%

SES SA FDR	75,308	1,513,167
Tenaris SA	162,457	2,167,547

		3,680,714

Netherlands - 2.1%

ING Groep NV	254,852	3,371,899
LyondellBasell Industries NV, Class A	11,300	966,376
NXP Semiconductors NV	32,100	2,931,372

		7,269,647

Norway - 0.7%

Yara International ASA	57,111	2,403,472

Singapore - 0.8%

Singapore Telecommunications, Ltd.	1,231,500	2,750,836

South Korea - 2.1%

Hana Financial Group, Inc.	40,192	1,388,334
KB Financial Group, Inc. ADR†	38,428	1,511,373
Samsung Electronics Co., Ltd.	112,178	4,498,291

		7,397,998

Switzerland - 2.8%

Novartis AG	22,880	2,087,065
Roche Holding AG	16,466	4,574,943
UBS Group AG	254,605	3,239,801

		9,901,809

Taiwan - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	348,914	2,709,549

Thailand - 0.7%

Bangkok Bank PCL NVDR	369,500	2,450,631

United Kingdom - 6.3%

BAE Systems PLC	221,053	1,366,282
Barclays PLC	333,662	726,494
BP PLC	755,262	5,353,307
HSBC Holdings PLC#	217,983	1,781,408
Kingfisher PLC	733,961	2,356,817
Royal Dutch Shell PLC, Class B	131,885	4,136,116
Standard Chartered PLC	504,036	4,021,864
Vodafone Group PLC ADR	140,547	2,508,764

		22,251,052

United States - 14.7%

Ally Financial, Inc.	76,300	2,066,967
Amgen, Inc.	10,590	2,012,947
Apache Corp.	50,560	1,677,581
Capital One Financial Corp.	38,320	3,202,785
Citigroup, Inc.	67,730	4,333,365
Comcast Corp., Class A	85,630	3,311,312
CommScope Holding Co., Inc.†	88,000	2,051,280
Coty, Inc., Class A#	164,200	1,806,200
Eastman Chemical Co.	17,040	1,409,038
Eli Lilly & Co.	7,730	976,222
Exxon Mobil Corp.	56,100	4,433,583

Gilead Sciences, Inc.		44,450	2,890,139
Kellogg Co.		37,100	2,087,246
Kroger Co.		101,800	2,985,794
Oracle Corp.		105,760	5,513,269
Tapestry, Inc.		50,600	1,767,964
United Parcel Service, Inc., Class B		29,400	3,239,880
Walgreens Boots Alliance, Inc.		41,700	2,968,623
Wells Fargo & Co.		59,100	2,948,499

			51,682,694

Total Common Stocks
(cost $199,990,333)			200,367,036

FOREIGN GOVERNMENT OBLIGATIONS - 22.4%
Argentina - 1.2%

Republic of Argentina Bonds 4.00% due 03/06/2020(1)	ARS	5,000	187
Republic of Argentina Notes 4.50% due 02/13/2020		$439,000	426,379
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	1,831,400
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	1,060,676
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	921,029
Republic of Argentina FRS Bonds BADLARPP+2.00% 43.16% due 04/03/2022	ARS	2,800,000	77,817
Republic of Argentina FRS Bonds ARLLMONP+0.00% 53.67% due 06/21/2020	ARS	10,000	307

			4,317,795

Brazil - 4.2%

Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	402,645
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,402,168
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	1,035,476
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,195,818
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,303,896
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	12,430,000	3,557,393

			14,897,396

Colombia - 0.6%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	19,761
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	766,011
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	827,266
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	111,090
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	486,040

			2,210,168

Ghana - 0.6%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	252,247
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	702,840
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	244,497
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	696,609
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	9,373
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,712
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	9,908
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,846

			1,935,032

India - 3.6%

Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,064,610
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	559,976

Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,110,033
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,833,495
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,064,729
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	871,408

			12,504,251

Indonesia - 3.5%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,802
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,794
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	329,605
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	85,869,000,000	6,292,136
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	608,472
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	2,394,000,000	179,029
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	174,202
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,916
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	21,838
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,004,239
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,166,115
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	562,195
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	892,997

			12,266,340

Mexico - 3.2%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,613,332	131,453
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,351,067	171,653
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,211,883
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,052,250
United Mexican States Bonds 6.50% due 06/09/2022	MXN	5,430,000	269,295
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	560,000	28,467
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	883,826
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	5,270,000	273,080
United Mexican States Bonds 10.00% due 12/05/2024	MXN	2,650,000	149,827

			11,171,734

Philippines - 0.7%

Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,311,098

South Korea - 4.7%

Bank of Korea Senior Bonds 2.06% due 12/02/2019	KRW	768,000,000	683,909
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	2,127,000,000	1,883,523
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,060,845
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,367,199
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	228,484
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,995,419
Republic of South Korea Senior Notes 2.05% due 10/05/2020	KRW	400,000,000	356,660
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	542,954

Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,310,630

			16,429,623

Ukraine - 0.1%

Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		766,000	493,687

Total Foreign Government Obligations
(cost $86,562,193)			78,537,124

Total Long-Term Investment Securities
(cost $286,552,526)			278,904,160

SHORT-TERM INVESTMENT SECURITIES - 18.9%
Foreign Government Obligations - 5.9%

Republic of Argentina
0.00% due 09/30/2019	ARS	28,494,000	905,479
0.73% due 10/31/2019	ARS	15,508,000	480,715
1.16% due 04/30/2019	ARS	5,601,000	173,197
2.73% due 05/31/2019	ARS	12,704,000	383,506
3.00% due 04/30/2020	ARS	8,069,000	239,410
3.75% due 02/08/2019(1)(3)	ARS	5,194,000	203,632

			2,385,939

Republic of South Korea
1.75% due 03/12/2019	KRW	390,000,000	346,625
1.80% due 09/09/2019(3)	KRW	768,000,000	682,742
1.87% due 11/09/2019	KRW	590,000,000	524,628

			1,553,995

United Mexican States
7.91% due 03/28/2019	MXN	14,134,300	728,457
7.92% due 03/28/2019	MXN	24,735,000	1,274,799
7.93% due 03/28/2019	MXN	7,067,100	364,226
7.94% due 05/23/2019	MXN	21,201,300	1,079,109
7.95% due 05/23/2019	MXN	5,300,400	269,781
8.00% due 03/28/2019	MXN	3,533,000	182,085
8.01% due 05/23/2019	MXN	43,511,200	2,214,645
8.02% due 05/23/2019	MXN	4,946,200	251,753
8.03% due 03/28/2019	MXN	4,083,200	210,441
8.06% due 09/12/2019	MXN	5,959,000	295,892
8.06% due 03/14/2019	MXN	4,001,800	206,887
8.06% due 05/23/2019	MXN	6,124,800	311,742
8.07% due 05/23/2019	MXN	2,633,800	134,056
8.08% due 07/18/2019	MXN	3,028,800	152,257
8.09% due 05/23/2019	MXN	6,824,800	347,370
8.09% due 07/04/2019	MXN	2,107,000	106,247
8.09% due 07/18/2019	MXN	16,332,800	821,045
8.10% due 07/04/2019	MXN	8,603,000	433,813
8.11% due 05/23/2019	MXN	1,316,900	67,028
8.11% due 07/04/2019	MXN	7,113,900	358,724
8.11% due 09/12/2019	MXN	6,124,900	304,129
8.13% due 05/23/2019	MXN	4,001,800	203,685
8.13% due 09/12/2019	MXN	2,633,800	130,780
8.14% due 07/18/2019	MXN	8,694,700	437,080
8.14% due 09/12/2019	MXN	3,028,800	150,394
8.15% due 09/12/2019	MXN	4,001,800	198,708
8.17 % due 04/25/2019	MXN	29,534,400	1,512,655
8.17% due 07/18/2019	MXN	5,713,400	287,211
8.19% due 08/01/2019	MXN	25,710,000	128,845
8.22% due 07/04/2019	MXN	6,414,400	323,451
8.24% due 03/28/2019	MXN	8,543,200	440,302
8.25% due 03/28/2019	MXN	4,239,800	218,512
8.25% due 01/02/2020	MXN	7,141,800	346,182
8.26% due 03/28/2019	MXN	9,178,900	473,065
8.28% due 01/02/2020	MXN	4,276,300	207,284
8.33% due 03/28/2019	MXN	7,577,300	390,521
8.35% due 01/02/2020	MXN	4,276,300	207,283
8.45% due 07/18/2019	MXN	3,179,900	159,853
8.46% due 01/02/2020	MXN	8,766,400	424,930
8.52% due 06/06/2019	MXN	10,103,100	512,632
8.67 % due 11/07/2019	MXN	3,788,700	185,861

			17,053,720

Total Foreign Government Obligations
(cost $20,383,232)			20,993,654

Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)		3,518,800	3,518,800

U.S. Government Agencies - 6.9%

Federal Home Loan Bank Disc. Notes 2.28% due 03/01/2019		23,990,000	23,990,000

U.S. Government Treasuries - 5.1%

United States Treasury Bills Disc. Notes 2.42% due 05/30/2019		18,080,000	17,971,633

Total Short-Term Investment Securities
(cost $65,863,326)			66,474,087

TOTAL INVESTMENTS
(cost $352,415,852)		98.4%	345,378,247
Other assets less liabilities		1.6	5,578,208

NET ASSETS		100.0%	$350,956,455

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $493,687 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Principal amount of security is adjusted for inflation.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $886,374 representing 0.3% of net assets.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $6,837,850. This was secured by collateral of $3,518,800, which was received in cash and subsequently invested in short-term investments currently valued at $3,518,800 as reported in the Portfolio of Investments. Additional collateral of $ 3,643,043 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/21/2019 to 06/20/2019	$76,338
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	3,566,705

(5)	The rate shown is the 7-day yield as of February 28, 2019.
(6)	Denominated in United States Dollars unless otherwise indicated.
ADR	- American Depositary Receipt
ARS	- Argentine Peso
BRL	- Brazilian Real
COP	- Columbian Peso
FDR	- Fiduciary Depositary Receipt
GHS	- Ghanaian Cedi
IDR	- Indonesian Rupiah
INR	- Indian Rupee
KRW	- South Korean Won
MXN	- Mexican Peso
NVDR	- Non-Voting Depositary Receipt
PHP	- Philippine Peso
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP - Argentina Blended Policy Rate

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$—	$265,737
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	—	400,098
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	—	(21,136)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	—	(25,662)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	—	(29,187)

						$589,850

USD - United States Dollar

LIBOR - London Interbank Offered rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,085,049	USD	1,244,117	03/04/2019	$9,929	$—
	EUR	234,146	USD	268,770	03/06/2019	2,397	—
	EUR	605,539	USD	688,171	03/18/2019	—	(1,408)
	EUR	584,552	USD	675,321	04/16/2019	8,016	—
	EUR	2,236,820	USD	2,558,531	04/29/2019	2,286	—
	EUR	2,236,820	USD	2,573,864	04/30/2019	17,407	—
	EUR	1,211,078	USD	1,377,710	05/20/2019	—	(8,738)
	EUR	1,085,049	USD	1,245,071	06/04/2019	1,346	—
	USD	1,235,599	EUR	1,085,049	03/04/2019	—	(1,411)

						41,381	(11,557)

Barclays Bank PLC	EUR	183,000	USD	209,631	03/11/2019	1,357	—
	EUR	47,026	USD	53,766	03/28/2019	169	—
	EUR	94,051	USD	108,280	04/30/2019	789	—
	EUR	47,026	USD	53,743	05/28/2019	—	(128)
	JPY	116,230,000	USD	1,039,996	03/11/2019	—	(3,298)
	JPY	40,123,600	USD	364,184	03/13/2019	3,971	—
	JPY	476,000,000	USD	4,369,418	05/08/2019	76,929	—
	JPY	12,425,000	USD	110,880	05/20/2019	—	(1,271)
	JPY	62,630,000	USD	567,357	05/28/2019	1,700	—

						84,915	(4,697)

BNP Paribas SA	EUR	118,000	USD	134,933	05/28/2019	—	(244)
	INR	53,041,000	USD	743,183	03/05/2019	—	(2,453)
	INR	7,430,000	USD	103,945	03/12/2019	—	(411)
	INR	26,410,300	USD	368,257	04/05/2019	—	(1,491)
	INR	26,630,700	USD	370,105	06/06/2019	101	—
	USD	744,968	INR	53,041,000	03/05/2019	669	—

						770	(4,599)

Citibank N.A.	EUR	89,576	USD	102,734	03/13/2019	769	—
	EUR	1,082,037	BRL	5,260,000	04/01/2019	164,204	—
	EUR	1,104,900	USD	1,270,978	05/02/2019	7,979	—
	EUR	1,906,904	USD	2,169,294	05/15/2019	—	(12,829)
	INR	38,714,000	USD	540,887	03/18/2019	—	(2,423)
	INR	48,228,000	USD	676,115	04/15/2019	1,779	—
	INR	2,511,000	USD	35,153	04/16/2019	49	—
	JPY	111,700,000	USD	998,898	03/11/2019	—	(3,735)
	JPY	38,770,000	USD	350,273	03/20/2019	2,014	—
	JPY	9,976,666	USD	90,138	04/15/2019	333	—
	JPY	280,651,280	USD	2,582,797	04/26/2019	54,319	—
	JPY	80,345,200	USD	724,307	05/07/2019	—	(177)
	JPY	9,976,667	USD	91,038	05/13/2019	1,036	—
	JPY	40,176,667	USD	366,495	05/14/2019	4,021	—
	JPY	29,930,000	USD	271,961	05/15/2019	1,912	—
	JPY	72,889,000	USD	663,568	05/28/2019	5,255	—
	KRW	524,000,000	USD	466,441	03/20/2019	337	—
	KRW	538,612,000	USD	474,423	04/16/2019	—	(5,079)
	KRW	1,051,000,000	USD	928,527	05/15/2019	—	(8,027)
	KRW	1,245,000,000	USD	1,108,341	05/21/2019	—	(1,284)
	KRW	2,099,790,391	USD	1,867,310	05/28/2019	—	(4,550)
	KRW	889,209,609	USD	793,264	08/26/2019	—	(2,076)

						244,007	(40,180)

Deutsche Bank AG	EUR	595,000	USD	681,056	03/06/2019	4,162	—
	EUR	270,464	USD	310,975	03/12/2019	3,132	—
	EUR	3,247,000	USD	3,675,604	03/19/2019	—	(22,345)
	EUR	595,000	USD	683,722	04/08/2019	4,941	—
	EUR	270,464	USD	312,793	04/15/2019	4,066	—
	EUR	68,878	USD	79,054	04/23/2019	379	—
	EUR	133,000	USD	152,281	04/24/2019	351	—
	EUR	68,877	USD	78,913	04/25/2019	226	—
	EUR	2,905,954	USD	3,348,778	04/30/2019	27,568	—
	EUR	2,907,096	USD	3,324,869	05/31/2019	—	(6,246)
	JPY	23,100,000	USD	206,218	03/12/2019	—	(1,148)
	JPY	43,140,000	USD	382,686	03/18/2019	—	(4,765)
	JPY	222,755,000	USD	2,021,422	03/19/2019	20,641	—
	JPY	43,210,000	USD	389,395	03/26/2019	1,062	—
	JPY	39,300,000	USD	354,807	04/15/2019	1,047	—
	JPY	459,286,000	USD	4,182,038	05/21/2019	36,126	—
	JPY	58,120,000	USD	528,755	05/28/2019	3,831	—
	KRW	920,000,000	USD	816,798	05/16/2019	—	(3,045)
	KRW	2,075,000,000	USD	1,849,623	05/29/2019	—	(192)
	KRW	920,000,000	USD	827,636	06/10/2019	7,151	—

						114,683	(37,741)

Goldman Sachs International	EUR	161,487	USD	186,009	03/21/2019	2,063	—
	EUR	161,526	USD	185,565	04/23/2019	1,064	—
	EUR	79,216	USD	90,997	04/29/2019	469	—
	EUR	484,500	USD	550,348	05/20/2019	—	(4,310)
	EUR	161,487	USD	184,147	05/21/2019	—	(740)
	EUR	236,784	USD	270,990	05/28/2019	—	(263)
	JPY	15,058,476	USD	133,636	03/18/2019	—	(1,608)
	JPY	11,563,000	USD	107,198	04/10/2019	3,154	—
	JPY	15,055,762	USD	136,255	04/18/2019	698	—
	JPY	15,055,762	USD	136,984	05/20/2019	1,088	—

						8,536	(6,921)

HSBC Bank PLC	EUR	517,579	USD	596,917	04/11/2019	6,310	—
	EUR	235,000	USD	267,391	05/14/2019	—	(1,503)
	INR	22,443,000	USD	314,923	03/05/2019	—	(575)
	INR	47,930,704	USD	676,109	03/11/2019	2,818	—
	INR	24,050,542	USD	338,397	03/14/2019	691	—
	INR	47,978,000	USD	676,108	03/15/2019	2,516	—
	INR	22,542,000	USD	314,920	04/04/2019	—	(711)
	INR	27,921,941	USD	392,146	04/11/2019	1,535	—
	INR	48,184,921	USD	676,118	04/15/2019	2,385	—
	INR	31,906,000	USD	443,848	05/20/2019	—	(335)
	INR	22,443,000	USD	311,557	06/06/2019	—	(263)
	INR	30,542,000	USD	419,182	07/22/2019	—	(3,090)
	JPY	48,100,000	USD	429,773	03/11/2019	—	(1,978)
	JPY	55,600,000	USD	493,190	03/18/2019	—	(6,168)
	JPY	78,700,000	USD	729,820	04/10/2019	21,680	—
	JPY	69,900,000	USD	648,862	04/16/2019	19,607	—
	JPY	379,935,000	USD	3,500,060	04/26/2019	77,104	—
	JPY	55,600,000	USD	506,041	05/20/2019	4,186	—
	KRW	1,485,000,000	USD	1,385,714	03/20/2019	64,790	—
	KRW	323,600,000	USD	287,083	04/18/2019	—	(1,023)
	KRW	780,129,587	USD	697,884	04/24/2019	3,178	—
	KRW	1,093,958,907	USD	974,530	04/29/2019	192	—
	KRW	2,644,000,000	USD	2,349,178	04/30/2019	—	(5,791)
	KRW	250,870,413	USD	225,056	07/24/2019	950	—
	KRW	3,173,000,000	USD	2,839,882	08/19/2019	2,592	—
	USD	315,876	INR	22,443,000	03/05/2019	—	(378)

						210,534	(21,815)

JPMorgan Chase Bank N.A	AUD	1,019,000	USD	731,408	04/11/2019	8,121	—
	AUD	4,441,500	USD	3,197,114	04/15/2019	44,359	—
	AUD	2,964,500	USD	2,134,855	04/23/2019	30,297	—
	AUD	1,740,000	USD	1,238,022	04/29/2019	2,657	—
	AUD	1,019,000	USD	721,600	05/13/2019	—	(2,013)
	AUD	2,403,500	USD	1,709,393	05/15/2019	2,571	—
	AUD	2,964,500	USD	2,123,709	05/22/2019	18,291	—
	EUR	2,120,000	USD	2,435,223	03/06/2019	23,431	—
	EUR	197,305	USD	227,850	04/11/2019	2,707	—
	EUR	74,000	USD	85,038	04/23/2019	513	—
	EUR	145,167	USD	166,202	04/25/2019	360	—
	EUR	686,000	USD	789,585	04/30/2019	5,557	—
	EUR	126,839	USD	145,541	05/08/2019	481	—
	EUR	84,559	USD	96,614	05/13/2019	—	(134)
	EUR	243,819	USD	277,204	05/20/2019	—	(1,921)
	EUR	3,856,327	USD	4,378,194	05/21/2019	—	(36,917)
	INR	33,944,000	USD	475,148	03/05/2019	—	(2,028)
	INR	33,945,000	USD	473,271	03/20/2019	—	(2,983)
	INR	29,163,000	USD	405,661	03/22/2019	—	(3,390)
	INR	33,830,000	USD	469,084	05/22/2019	—	(1,773)
	INR	33,944,000	USD	470,960	05/28/2019	—	(1,146)
	JPY	116,200,000	USD	1,072,950	03/04/2019	30,471	—
	JPY	155,250,000	USD	1,415,262	03/07/2019	22,136	—
	JPY	116,480,000	USD	1,064,104	03/13/2019	18,395	—
	JPY	56,320,000	USD	500,765	03/14/2019	—	(4,894)
	JPY	27,300,000	USD	242,326	03/18/2019	—	(2,862)
	JPY	64,760,000	USD	603,147	04/16/2019	20,164	—
	JPY	152,440,000	USD	1,376,141	04/22/2019	3,194	—
	JPY	629,861,720	USD	5,690,913	04/23/2019	17,629	—
	JPY	112,000,000	USD	1,026,567	04/25/2019	17,603	—
	JPY	158,172,000	USD	1,437,248	05/15/2019	10,110	—
	JPY	25,450,000	USD	231,461	05/20/2019	1,746	—
	JPY	116,200,000	USD	1,053,543	06/04/2019	3,490	—
	USD	1,045,952	JPY	116,200,000	03/04/2019	—	(3,472)
	USD	476,648	INR	33,944,000	03/05/2019	528	—

						284,811	(63,533)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	157,739	05/28/2019	—	(350)

Standard Chartered Bank	EUR	3,642,368	USD	4,164,137	03/05/2019	20,785	—
	EUR	1,019,570	USD	1,160,123	03/29/2019	—	(2,033)
	EUR	1,210,000	USD	1,390,290	04/17/2019	8,878	—
	EUR	999,742	USD	1,150,383	04/30/2019	7,780	—
	INR	45,804,000	USD	637,539	05/28/2019	479	—
	INR	55,008,000	USD	765,063	06/03/2019	534	—
	JPY	116,210,000	USD	1,072,998	03/04/2019	30,429	—
	JPY	116,210,000	USD	1,057,829	06/03/2019	7,766	—
	USD	1,050,276	JPY	116,210,000	03/04/2019	—	(7,708)

						76,651	(9,741)

UBS AG	EUR	176,932	USD	203,278	03/06/2019	1,994	—
	EUR	226,932	USD	262,290	04/09/2019	3,383	—
	EUR	1,679,100	USD	1,929,823	04/23/2019	11,901	—
	EUR	1,733,621	USD	1,972,791	05/21/2019	—	(12,032)

						17,278	(12,032)

Net Unrealized Appreciation (Depreciation)						$1,083,566	$(213,166)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

USD - United States Dollar

Industry Allocation*
Sovereign	22.1%
U.S. Government Treasuries	12.0
Medical-Drugs	6.6
Oil Companies-Integrated	6.6
Foreign Government Obligations	5.5
Diversified Banking Institutions	4.5
Banks-Commercial	3.4
Food-Retail	1.9
Telecom Services	1.7
Semiconductor Components-Integrated Circuits	1.6
Cellular Telecom	1.6
Enterprise Software/Service	1.6
Medical-Biomedical/Gene	1.4
Electronic Components-Semiconductors	1.3
Registered Investment Companies	1.0
Cable/Satellite TV	0.9
Transport-Services	0.9
Finance-Credit Card	0.9
Building Products-Cement	0.9
Electric-Generation	0.9
Energy-Alternate Sources	0.9
Water	0.9
Diversified Operations	0.9
Retail-Drug Store	0.8
Banks-Super Regional	0.8
Web Portals/ISP	0.8
Diversified Financial Services	0.8
Medical-Generic Drugs	0.8
Diversified Manufacturing Operations	0.8
Insurance-Multi-line	0.8
Insurance-Life/Health	0.8
Central Bank	0.7
Real Estate Operations & Development	0.7
Agricultural Chemicals	0.7
Chemicals-Diversified	0.7
Retail-Building Products	0.7
Steel Pipe & Tube	0.6
Telephone-Integrated	0.6
Food-Misc./Diversified	0.6
Finance-Auto Loans	0.6
Telecommunication Equipment	0.6
Beverages-Non-alcoholic	0.6
Oil Companies-Exploration & Production	0.6
Audio/Video Products	0.6
Building & Construction Products-Misc.	0.5
Precious Metals	0.5
Cosmetics & Toiletries	0.5
Retail-Apparel/Shoe	0.5
Rubber-Tires	0.5
Satellite Telecom	0.4
Aerospace/Defense	0.4
Electronic Components-Misc.	0.2
Aerospace/Defense-Equipment	0.2

98.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$200,367,036	$—	$—	200,367,036
Foreign Government Obligations	—	78,537,124	—	78,537,124
Short-Term Investment Securities:
Registered Investment Companies	3,518,800	—	—	3,518,800
Other Short-Term Investment Securities	—	62,955,287	—	62,955,287

Total Investments at Value	$203,885,836	$141,492,411	$—	$345,378,247

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$665,835	$—	$665,835
Forward Foreign Currency Contracts	—	1,083,566	—	1,083,566

	$—	$1,749,401	$—	$1,749,401

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$75,985	$—	$75,985
Forward Foreign Currency Contracts	—	213,166	—	213,166

	—	$289,151	—	$289,151

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 101.6%
U.S. Government Agencies - 72.4%

Federal Home Loan Bank
2.39% due 03/14/2019	$11,000,000	$10,990,551
2.40% due 03/04/2019	5,500,000	5,498,911
2.40% due 03/06/2019	5,400,000	5,398,226
2.40% due 03/11/2019	6,000,000	5,996,058
2.40% due 03/13/2019	8,200,000	8,193,536
2.41% due 03/04/2019	2,100,000	2,099,585
2.41% due 03/11/2019	6,900,000	6,895,457
2.41% due 03/13/2019	5,500,000	5,495,639
2.41% due 04/01/2019	7,000,000	6,985,684
2.42% due 03/06/2019	2,650,000	2,649,124
2.42% due 03/11/2019	5,336,000	5,332,473
2.42% due 03/21/2019	7,000,000	6,990,746
2.42% due 04/04/2019	11,000,000	10,974,964
2.42% due 04/08/2019	11,000,000	10,972,016
2.42% due 04/09/2019	4,000,000	3,989,687
2.43% due 03/13/2019	5,300,000	5,295,778
2.43% due 04/01/2019	4,000,000	3,991,700
2.43% due 04/10/2019	10,000,000	9,973,220
2.44% due 03/15/2019	10,000,000	9,990,740
2.44% due 04/09/2019	21,500,000	21,444,016
2.44% due 05/01/2019	1,000,000	995,899
2.45% due 03/06/2019	1,500,000	1,499,504
2.45% due 04/15/2019	10,100,000	10,069,569
2.45% due 04/16/2019	7,000,000	6,978,447
2.45% due 04/29/2019	10,300,000	10,259,315
2.45% due 04/30/2019	5,000,000	4,979,915
2.46% due 05/01/2019	7,000,000	6,971,355
2.47% due 03/05/2019	800,000	799,789
Federal Home Loan Bank FRS
2.38% (1 ML - 0.13%) due 03/01/2019	8,000,000	8,000,000
2.44% (1 ML - 0.06%) due 01/14/2020	7,000,000	6,997,429
2.49% (3 ML-0.16%) due 05/24/2019	7,000,000	7,001,210
Federal Home Loan Mtg. Corp. 2.43% due 03/04/2019	3,900,000	3,899,228
2.43% due 04/17/2019	6,000,000	5,981,124
2.44% due 04/24/2019	10,000,000	9,963,850
Federal Home Loan Mtg. Corp. FRS 2.37% (SOFR - 0.01%) due 05/20/2019	10,000,000	9,999,305
2.39% (SOFR + 0.01%) due 07/09/2019	10,000,000	9,999,664
Federal National Mtg. Assoc. 2.31% due 03/01/2019	35,000,000	35,000,000
Federal National Mtg. Assoc. FRS 2.51% (1 ML + 0.00%) due 03/08/2019	3,000,000	2,999,838

Total U.S. Government Agencies
(amortized cost $291,557,459)		291,553,552

U.S. Government Treasuries - 29.2%

United States Treasury Bills 2.35% due 03/05/2019	5,000,000	4,998,697
2.35% due 03/19/2019	10,000,000	9,988,265
2.35% due 03/19/2019	5,000,000	4,994,146
2.35% due 03/26/2019	6,400,000	6,389,389
2.36% due 03/19/2019	7,000,000	6,991,740
2.37% due 03/26/2019	6,100,000	6,089,965
2.38% due 03/19/2019	9,000,000	8,989,313
2.39% due 04/04/2019	5,000,000	4,988,882
2.39% due 04/09/2019	6,000,000	5,984,449
2.40% due 04/04/2019	10,000,000	9,977,555
2.40% due 04/11/2019	6,000,000	5,983,532
2.43% due 04/18/2019	8,000,000	7,974,560
2.43% due 06/20/2019	2,800,000	2,779,312
2.44% due 04/02/2019	6,000,000	5,987,129
2.51% due 06/06/2019	5,000,000	4,967,656

United States Treasury Notes
1.25% due 03/31/2019	6,000,000	5,994,163
1.50% due 03/31/2019	8,800,000	8,793,231
1.63% due 03/31/2019	6,000,000	5,995,995

Total U.S. Government Treasuries
(amortized cost $117,866,740)		117,867,979

Total Short-Term Investment Securities - 101.6%
(amortized cost $409,424,199)		409,421,531

REPURCHASE AGREEMENTS - 0.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 2/28/2019, to be repurchased 3/01/2019 in the amount $104,001 collateralized by $110,000 of United States Treasury Notes, bearing interest at 1.38% due 01/31/2021 and having an approximate value of $107,740 (cost $104,000)	104,000	104,000

TOTAL INVESTMENTS -
(amortized cost $409,528,199)	101.6%	409,525,531
Liabilities in excess of other assets	(1.6)	(6,585,612)

NET ASSETS	100.0%	$402,939,919

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 month USD LIBOR

3 ML - 3 month USD LIBOR

SOFR - Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$409,421,531	$—	$409,421,531
Repurchase Agreements	—	104,000	—	104,000

Total Investments at Value	$—	$409,525,531	$—	$409,525,531

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 6.0%
Diversified Financial Services - 6.0%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$350,696	$339,482
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,182,805
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.65% due 08/15/2045(1)(2)(3)	790,708	36,530
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	91,031	91,329
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	401,980
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,091,081
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	446,955	442,828
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,039	292,914
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	693,893	690,751
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,000,162
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	560,438	549,651
UBS Commercial Mortgage Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,567,138
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	218,985
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	317,247

Total Asset Backed Securities (cost $8,285,926)		8,222,883

U.S. CORPORATE BONDS & NOTES - 3.5%
Airlines - 0.7%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	689,785	652,569
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	318,151	305,837

		958,406

Diversified Banking Institutions - 0.3%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	167,889
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	315,085

		482,974

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	221,439

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	105,179

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	150,929

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	124,445

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	251,677

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	143,754

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	492,686

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	114,459

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	440,237

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	193,332
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026#	127,000	127,244
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	130,376
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	170,233

		621,185

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	222,174

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	326,135

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	88,075
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,145

		109,220

Total U.S. Corporate Bonds & Notes (cost $4,843,392)		4,764,899

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	203,428

Diversified Banking Institutions - 0.7%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	390,194
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	204,037
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	359,333

		953,564

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	125,457

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	171,507

Total Foreign Corporate Bonds & Notes (cost $1,484,870)		1,453,956

U.S. GOVERNMENT AGENCIES - 54.1%
Federal Farm Credit Bank - 0.8%

3.35% due 10/21/2025	1,000,000	1,033,538

Federal Home Loan Mtg. Corp. - 15.0%

3.50% due 06/01/2033	1,341,866	1,363,761
4.50% due 09/01/2019	3,359	3,414
4.50% due 09/01/2039	424,399	446,086
4.50% due 11/01/2039	231,403	243,416
4.50% due 02/01/2040	319,812	336,411
4.50% due 04/01/2040	29,289	30,810
4.50% due 06/01/2040	81,648	85,887
4.50% due 08/01/2040	352,051	370,283
4.50% due 03/01/2041	1,216,056	1,278,255
4.50% due 04/01/2041	147,551	155,210
4.50% due 06/01/2041	280,222	294,120
5.00% due 10/01/2034	22,241	23,370
5.50% due 12/01/2036	17,549	19,037
6.00% due 11/01/2033	55,648	61,117
6.50% due 02/01/2032	22,980	25,563
8.00% due 02/01/2030	677	679
8.00% due 08/01/2030	177	210
8.00% due 06/01/2031	1,387	1,540
Federal Home Loan Mtg. Corp. FRS 4.69% (12 ML+1.81%) due 12/01/2035	8,593	8,972
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	923,435	904,173
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	585,538
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	429,816
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,016,692
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(4)	1,163,504	1,128,856
Series 4186, Class JE 2.00% due 03/15/2033(4)	326,966	320,544
Series 4594, Class GN 2.50% due 02/15/2045(4)	783,017	770,776
Series 3981, Class PA 3.00% due 04/15/2031(4)	236,843	234,121
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,687,142
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	3,590,028	318,956
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	951,960
Series 4365, Class HZ 3.00% due 01/15/2040(4)	803,043	772,773
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,411,808	1,406,509

Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,011,684
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,045,791
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	487,169
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,552,861
Series 3786, Class PB 4.50% due 07/15/2040(4)	1,000,000	1,023,953
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 4.01% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	469,821	72,797

		20,470,252

Federal National Mtg. Assoc. - 34.3%

2.63% due 12/01/2026	1,946,905	1,903,821
2.81% due 04/01/2025	800,000	792,264
2.94% due 01/01/2026	1,593,120	1,589,042
3.00% due 03/01/2043	966,527	949,765
3.12% due 07/01/2029	3,500,000	3,444,008
3.30% due 02/01/2030	3,000,000	2,996,428
3.64% due 07/01/2028	1,500,000	1,545,281
3.69% due 05/01/2030	1,512,618	1,560,924
4.00% due 09/01/2040	103,809	106,781
4.00% due 10/01/2040	78,128	80,366
4.00% due 12/01/2040	132,564	136,362
4.00% due 01/01/2041	284,368	292,513
4.00% due 02/01/2041	1,042,103	1,071,950
4.00% due 03/01/2041	1,606,653	1,652,680
4.00% due 06/01/2042	907,986	933,131
4.00% due 03/01/2043	2,441,082	2,504,690
5.00% due 12/01/2036	11,904	12,487
5.50% due 12/01/2033	20,566	22,227
5.50% due 10/01/2034	7,622	8,083
6.50% due 07/01/2032	5,081	5,716
7.00% due 09/01/2031	16,285	17,641
Federal National Mtg. Assoc. FRS
4.28% (6 ML+1.50%) due 01/01/2036	8,948	9,253
4.42% (12 ML+1.30%) due 02/01/2035	1,604	1,657
4.70% (1 Yr USTYCR+2.20%) due 11/01/2034	14,891	15,767
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,126,589	1,096,565
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00% due 08/25/2037(2)(4)	186,428	36,717
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	234,636	214,995
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	857,738	824,579
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	262,402	258,725
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,491,291	1,444,242
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,943,547	1,910,059
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	649,636	638,482
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,345,907	2,354,821
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,835,088
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	793,301	790,805
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	556,303	555,058
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	550,823	550,846
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,892,053
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	998,904	990,764
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	806,507
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,401,734
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,053,493
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	165,161	165,655
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,014,300
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	269,462
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	64,012	69,823
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	515,000	507,070
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,228,584
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,278,813

		46,842,077

Government National Mtg. Assoc. - 2.6%

4.50% due 03/15/2038	19,544	20,364
4.50% due 03/15/2039	5,670	5,936
4.50% due 05/15/2039	154,811	162,031
4.50% due 06/15/2039	130,940	137,067
4.50% due 07/15/2039	285,483	299,155
4.50% due 09/15/2039	3,508	3,672
4.50% due 12/15/2039	64,547	67,057
4.50% due 04/15/2040	103,370	108,219
4.50% due 06/15/2040	267,853	280,367
4.50% due 08/15/2040	46,633	48,821
5.00% due 09/15/2035	1,442	1,545
5.00% due 02/15/2036	59,307	63,350

5.00% due 05/15/2036	6,093	6,343
6.00% due 01/15/2032	8,621	9,369
7.50% due 02/15/2029	4,074	4,151
7.50% due 07/15/2030	123	125
7.50% due 01/15/2031	4,807	5,254
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	452,004
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	281,951	296,250
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	939,146	980,698
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	509,113	545,763
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	124,563	125,286

		3,622,827

Resolution Funding Corp - 1.4%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,929,716

Total U.S. Government Agencies (cost $75,112,165)		73,898,410

U.S. GOVERNMENT TREASURIES - 28.6%
United States Treasury Bonds - 8.1%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,772,031
2.88% due 08/15/2045#	1,000,000	962,344
3.13% due 02/15/2043	1,000,000	1,009,219
3.75% due 08/15/2041	4,000,000	4,467,031
3.75% due 11/15/2043	1,000,000	1,116,836
3.88% due 08/15/2040	1,500,000	1,707,305

		11,034,766

United States Treasury Notes - 20.5%

1.75% due 05/15/2023	8,000,000	7,755,313
2.00% due 02/15/2022	3,000,000	2,958,867
2.50% due 08/15/2023	3,000,000	2,997,773
2.63% due 08/15/2020	6,750,000	6,756,064
2.75% due 02/15/2024	2,500,000	2,525,977
2.88% due 08/15/2028	5,000,000	5,067,773

		28,061,767

Total U.S. Government Treasuries (cost $38,522,568)		39,096,533

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Sovereign - 1.7%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024(7) (cost $2,378,773)	2,641,000	2,295,468

Total Long-Term Investment Securities (cost $130,627,694)		129,732,149

REPURCHASE AGREEMENTS - 4.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $6,551,091 collateralized by $6,165,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $6,747,870 (cost $6,551,000)	$6,551,000	6,551,000

TOTAL INVESTMENTS (cost $137,178,694)	99.8%	136,283,149
Other assets less liabilities	0.2	306,688

NET ASSETS	100.0%	$136,589,837

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $4,496,258 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.

At February 28, 2019, the Fund had loaned securities with a total value of $1,090,850. This was secured by collateral of $1,120,825 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	1.09% to 15.07%	10/25/2025 to 04/15/2051	$474,766
Federal National Mtg. Assoc.	2.41% to 16.44%	05/25/2023 to 07/25/2054	339,937
Government National Mtg. Assoc.	2.25% to 24.63%	01/16/2034 to 08/16/2059	175,351
United States Treasury Notes/Bonds	0.13% to 3.63%	07/15/2020 to 11/15/2045	130,771

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2019.
(6)	Principal Only
(7)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $2,295,468 representing 1.7% of net assets.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,222,883	$—	$8,222,883
U.S. Corporate Bonds & Notes	—	4,764,899	—	4,764,899
Foreign Corporate Bonds & Notes	—	1,453,956	—	1,453,956
U.S. Government Agencies	—	73,898,410	—	73,898,410
U.S. Government Treasuries	—	39,096,533	—	39,096,533
Foreign Government Obligations	—	2,295,468	—	2,295,468
Repurchase Agreements	—	6,551,000	—	6,551,000

Total Investments at Value	$—	$136,283,149	$—	$136,283,149

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.7%
Aerospace/Defense - 4.5%

Boeing Co.	83,943	$36,931,562
Lockheed Martin Corp.	38,027	11,765,934
MSA Safety, Inc.	6,311	652,494
Raytheon Co.	12,069	2,250,869

		51,600,859

Aerospace/Defense-Equipment - 0.1%

Airbus SE	12,480	1,612,594
Astronics Corp.†	522	18,776
Astronics Corp., Class B†	78	2,777

		1,634,147

Agricultural Chemicals - 0.1%

Nutrien, Ltd.	11,830	643,932

Airlines - 0.3%

Delta Air Lines, Inc.	63,786	3,162,510

Apparel Manufacturers - 0.7%

Burberry Group PLC	30,570	766,126
Canada Goose Holdings, Inc.†#	20,700	1,178,037
Deckers Outdoor Corp.†	10,040	1,485,418
Kering SA	2,630	1,436,215
Under Armour, Inc., Class C†#	158,930	3,191,315

		8,057,111

Applications Software - 7.0%

Immersion Corp.†#	21,000	188,580
Intuit, Inc.	9,425	2,329,200
Microsoft Corp.	516,714	57,887,469
salesforce.com, Inc.†	100,589	16,461,390
Tableau Software, Inc., Class A†#	33,250	4,385,675

		81,252,314

Athletic Footwear - 1.7%

adidas AG	4,940	1,200,218
NIKE, Inc., Class B	209,733	17,980,410

		19,180,628

Auto-Cars/Light Trucks - 0.6%

Peugeot SA	31,220	794,030
Tesla, Inc.†	19,600	6,269,648

		7,063,678

Auto/Truck Parts & Equipment-Original - 0.7%

WABCO Holdings, Inc.†	61,763	8,494,265

Banks-Commercial - 0.5%

Bank Central Asia Tbk PT	338,800	664,113
Central Pacific Financial Corp.	40,928	1,194,279
Erste Group Bank AG	38,212	1,445,185
HDFC Bank, Ltd.	22,140	646,492
Independent Bank Corp./Michigan	2,934	68,216
KBC Group NV	17,170	1,271,794
Merchants Bancorp	772	16,096
Standard Chartered PLC	63,930	510,118

		5,816,293

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.	7,620	425,196

Banks-Super Regional - 0.5%

Comerica, Inc.	11,593	1,009,866
US Bancorp	81,570	4,216,354

		5,226,220

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	37,323	1,692,225
PepsiCo, Inc.	9,182	1,061,806

		2,754,031

Beverages-Wine/Spirits - 0.8%

Constellation Brands, Inc., Class A	33,200	5,616,112
Diageo PLC	66,210	2,558,566
Treasury Wine Estates, Ltd.	83,500	887,277

		9,061,955

Broadcast Services/Program - 0.1%

Liberty Media Corp. - Liberty Formula One, Series C†#	33,710	1,049,055

Building & Construction Products-Misc. - 0.1%

Sika AG#	7,750	1,048,294

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	5,500	596,555

Building Products-Cement - 0.1%

CRH PLC	42,640	1,350,263

Casino Hotels - 0.2%

Las Vegas Sands Corp.	44,276	2,719,875

Cellular Telecom - 0.0%

T-Mobile US, Inc.†	2,955	213,381

Chemicals-Diversified - 0.3%

Koninklijke DSM NV	10,000	1,073,752
Symrise AG	21,630	1,906,243

		2,979,995

Commercial Services - 0.7%

Ecolab, Inc.	31,650	5,346,002
Edenred	13,830	613,821
Intertek Group PLC	18,525	1,249,662
Medifast, Inc.	7,475	952,539

		8,162,024

Commercial Services-Finance - 2.2%

EVERTEC, Inc.	41,664	1,192,424
PayPal Holdings, Inc.†	224,719	22,038,192
Square, Inc., Class A†	34,620	2,812,529

		26,043,145

Computer Aided Design - 0.3%

Autodesk, Inc.†	7,716	1,257,785
Cadence Design Systems, Inc.†	18,793	1,075,899
Dassault Systemes SE	7,770	1,137,007

		3,470,691

Computer Services - 0.1%

Accenture PLC, Class A	473	76,333
Teradata Corp.†	32,277	1,561,238

		1,637,571

Computer Software - 0.6%

Akamai Technologies, Inc.†	23,031	1,604,340
InterXion Holding NV†	20,800	1,362,400
Splunk, Inc.†	30,081	4,087,406

		7,054,146

Computers - 5.9%

Apple, Inc.	384,124	66,511,070
Dell Technologies, Inc., Class C†	26,056	1,454,446

		67,965,516

Computers-Integrated Systems - 0.1%

OBIC Co., Ltd.	7,300	696,174

Computers-Memory Devices - 0.1%

NetApp, Inc.	12,671	826,149

Cosmetics & Toiletries - 1.8%

Colgate-Palmolive Co.	24,105	1,587,796
Estee Lauder Cos., Inc., Class A	64,729	10,158,569
Procter & Gamble Co.	65,803	6,484,886
Shiseido Co., Ltd.	15,000	988,831
Unicharm Corp.	32,700	1,039,981

		20,260,063

Cruise Lines - 0.7%

Royal Caribbean Cruises, Ltd.	67,772	8,029,627

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	4,233	285,262
DocuSign, Inc.†	44,130	2,433,769
Fidelity National Information Services, Inc.	8,166	883,153

		3,602,184

Decision Support Software - 0.3%

MSCI, Inc.	17,390	3,212,281

Diagnostic Equipment - 0.4%

Lonza Group AG	7,970	2,215,996
Sysmex Corp.	12,400	745,235
Thermo Fisher Scientific, Inc.	6,123	1,589,347

		4,550,578

Diagnostic Kits - 0.5%

Genomic Health, Inc.†	8,641	656,457
IDEXX Laboratories, Inc.†	18,678	3,941,618
QIAGEN NV†	16,015	615,457

		5,213,532

Distribution/Wholesale - 0.2%

Bunzl PLC	38,130	1,200,114
HD Supply Holdings, Inc.†	2,410	103,654
WW Grainger, Inc.	3,467	1,056,638

		2,360,406

Diversified Banking Institutions - 0.5%

JPMorgan Chase & Co.	56,890	5,937,040

Diversified Manufacturing Operations - 0.0%

Lydall, Inc.†	387	10,894

Diversified Minerals - 0.1%

BHP Group, Ltd.	44,640	1,178,902

Drug Delivery Systems - 0.1%

DexCom, Inc.†	11,766	1,639,357

E-Commerce/Products - 6.0%

Alibaba Group Holding, Ltd. ADR†	8,820	1,614,325
Amazon.com, Inc.†	40,112	65,776,861
eBay, Inc.	41,731	1,550,307
MonotaRO Co., Ltd.#	35,300	831,631

		69,773,124

E-Commerce/Services - 0.0%

Booking Holdings, Inc.†	10	16,970
Stamps.com, Inc.†#	159	14,945

		31,915

E-Services/Consulting - 0.5%

CDW Corp.	60,108	5,643,540

Electronic Components-Misc. - 0.2%

Anritsu Corp.	49,800	983,803
Hoya Corp.	16,500	1,007,334
Murata Manufacturing Co., Ltd.	3,300	512,919

		2,504,056

Electronic Components-Semiconductors - 1.8%

Broadcom, Inc.	38,672	10,648,722
Infineon Technologies AG	37,700	827,834
Intel Corp.	27,718	1,467,945
Lattice Semiconductor Corp.†	14,365	169,507
NVIDIA Corp.	149	22,985
ON Semiconductor Corp.†	69,891	1,501,259
Qorvo, Inc.†	11,772	825,688
Xilinx, Inc.	44,503	5,576,226

		21,040,166

Electronic Forms - 0.1%

Adobe, Inc.†	4,696	1,232,700

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	27,264	2,165,852
FLIR Systems, Inc.	207	10,650
National Instruments Corp.	34,089	1,593,320
Stoneridge, Inc.†	788	23,301

		3,793,123

Electronics-Military - 0.0%

Thales SA	3,420	421,101

Engineering/R&D Services - 0.0%

JGC Corp.	31,200	453,172

Engines-Internal Combustion - 0.5%

Cummins, Inc.	37,440	5,769,130

Enterprise Software/Service - 0.4%

Oracle Corp.	31,401	1,636,934
Temenos AG	7,080	1,026,478
Workday, Inc., Class A†	9,556	1,891,419

		4,554,831

Entertainment Software - 0.6%

Activision Blizzard, Inc.	32,123	1,353,663
Electronic Arts, Inc.†	22,479	2,153,039
Take-Two Interactive Software, Inc.†	31,021	2,706,892
Ubisoft Entertainment SA†	6,830	493,318

		6,706,912

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	27,600	1,423,884

Finance-Credit Card - 6.4%

American Express Co.	58,194	6,269,822
Mastercard, Inc., Class A	96,942	21,789,653
Visa, Inc., Class A#	314,354	46,562,114

		74,621,589

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	82,050	3,775,120
Interactive Brokers Group, Inc., Class A	34,117	1,884,282

		5,659,402

Finance-Mortgage Loan/Banker - 0.0%

Mr. Cooper Group, Inc.†#	829	11,316

Finance-Other Services - 0.3%

BGC Partners, Inc., Class A	774	4,745
Deutsche Boerse AG	6,880	869,430
Hong Kong Exchanges & Clearing, Ltd.	18,300	630,845
London Stock Exchange Group PLC	39,760	2,376,796

		3,881,816

Food-Catering - 0.1%

Compass Group PLC	59,015	1,303,271

Food-Dairy Products - 0.2%

Danone SA	26,640	2,009,909

Food-Misc./Diversified - 0.7%

Associated British Foods PLC	35,120	1,044,821
Chr. Hansen Holding A/S	15,380	1,566,758
Kerry Group PLC, Class A	10,420	1,072,626
Mondelez International, Inc., Class A	88,400	4,168,944

		7,853,149

Garden Products - 0.0%

Scotts Miracle-Gro Co.#	197	16,134

Hotels/Motels - 0.1%

Huazhu Group, Ltd. ADR#	16,361	573,780

Human Resources - 0.4%

ASGN, Inc.†	436	28,083
BG Staffing, Inc.	10,607	264,645
Heidrick & Struggles International, Inc.	3,414	147,177
Kforce, Inc.	14,216	526,134
Recruit Holdings Co., Ltd.	54,700	1,528,155
Robert Half International, Inc.	23,070	1,573,143

		4,067,337

Industrial Automated/Robotic - 0.8%

Cognex Corp.	29,790	1,590,786
Keyence Corp.	6,100	3,553,340
Rockwell Automation, Inc.	5,608	1,001,364
SMC Corp.	2,600	903,871
Yaskawa Electric Corp.#	72,500	2,058,606

		9,107,967

Insurance-Life/Health - 0.3%

AIA Group, Ltd.	333,400	3,334,106

Insurance-Property/Casualty - 0.2%

Progressive Corp.	28,753	2,096,094

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	32,835	1,416,502

Internet Application Software - 0.4%

Tencent Holdings, Ltd.	106,400	4,551,625

Internet Content-Entertainment - 5.0%

Facebook, Inc., Class A†	249,679	40,310,675
Netflix, Inc.†	43,519	15,584,154
Twitter, Inc.†	57,245	1,762,001

		57,656,830

Internet Content-Information/News - 0.0%

HealthStream, Inc.†	2,506	69,667

Internet Security - 0.6%

Palo Alto Networks, Inc.†	25,927	6,385,042

Investment Companies - 0.1%

Melrose Industries PLC	277,820	640,798

Investment Management/Advisor Services - 0.1%

Partners Group Holding AG	1,400	1,012,775

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.	30,930	4,024,612

Machinery-Construction & Mining - 0.0%

Atlas Copco AB, Class A	19,810	536,753
Hyster-Yale Materials Handling, Inc.	385	26,049

		562,802

Machinery-General Industrial - 0.7%

Hexagon AB, Class B	26,800	1,409,640
Nordson Corp.	15,880	2,155,869
Wabtec Corp.#	60,350	4,421,241

		7,986,750

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	1,083	35,674

Medical Instruments - 2.2%

Boston Scientific Corp.†	123,816	4,967,498
Edwards Lifesciences Corp.†	32,482	5,498,878
Intuitive Surgical, Inc.†	27,686	15,161,130

		25,627,506

Medical Labs & Testing Services - 0.2%

Eurofins Scientific SE#	1,300	547,409
ICON PLC†	2,940	411,541
Quest Diagnostics, Inc.	12,529	1,084,385

		2,043,335

Medical Products - 0.9%

ABIOMED, Inc.†	10,178	3,404,541
ICU Medical, Inc.†	4,580	1,125,581
Integer Holdings Corp.†	19,183	1,744,886
Penumbra, Inc.†#	10,240	1,368,781
Straumann Holding AG	1,320	1,030,289
Surmodics, Inc.†	2,959	172,657
Terumo Corp.	21,400	1,309,362

		10,156,097

Medical-Biomedical/Gene - 4.9%

Alexion Pharmaceuticals, Inc.†	16,910	2,288,430
Alnylam Pharmaceuticals, Inc.†#	15,880	1,349,800
Amgen, Inc.	16,684	3,171,295
Biogen, Inc.†	37,129	12,178,683
Bluebird Bio, Inc.†#	11,410	1,771,060
Celgene Corp.†	98,286	8,169,532
CSL, Ltd.	17,210	2,365,406
Exelixis, Inc.†	50,736	1,135,979
Illumina, Inc.†	18,804	5,881,327
Incyte Corp.†	19,753	1,703,301
Ionis Pharmaceuticals, Inc.†#	32,060	2,275,940
Regeneron Pharmaceuticals, Inc.†	19,880	8,563,111
Sage Therapeutics, Inc.†#	12,560	2,000,180
Vertex Pharmaceuticals, Inc.†	17,593	3,320,679

		56,174,723

Medical-Drugs - 2.2%

AbbVie, Inc.	13,684	1,084,320
Allergan PLC	12,759	1,757,042
AstraZeneca PLC	34,040	2,771,694
Bristol-Myers Squibb Co.	12,907	666,776
Eli Lilly & Co.	20,351	2,570,128
Horizon Pharma PLC†	30,656	889,330
Merck & Co., Inc.	60,920	4,952,187
Novartis AG	16,980	1,548,879
Novo Nordisk A/S, Class B	99,534	4,883,871
Zoetis, Inc.	49,827	4,695,198

		25,819,425

Medical-HMO - 3.2%

UnitedHealth Group, Inc.	126,456	30,630,172
WellCare Health Plans, Inc.†	25,564	6,482,519

		37,112,691

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	3,195	157,993

Medical-Outpatient/Home Medical - 0.0%

Amedisys, Inc.†	4,388	545,428

Metal Processors & Fabrication - 0.0%

Global Brass & Copper Holdings, Inc.	15,612	526,905

Multimedia - 1.0%

Entravision Communications Corp., Class A	1,181	4,665
Vivendi SA	30,450	890,128
Walt Disney Co.	92,621	10,451,354

		11,346,147

Networking Products - 0.1%

Telefonaktiebolaget LM Ericsson, Class B	138,410	1,266,910

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	18,951	1,486,327

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	3,029	607,345

Oil Companies-Exploration & Production - 1.2%

Concho Resources, Inc.	70,598	7,765,780
Continental Resources, Inc.†	5,741	256,106
EOG Resources, Inc.	50,002	4,700,188
Lundin Petroleum AB	37,480	1,225,526

		13,947,600

Oil Companies-Integrated - 0.2%

Royal Dutch Shell PLC, Class A	49,402	1,541,354
TOTAL SA	15,810	898,974

		2,440,328

Oil Refining & Marketing - 0.2%

CVR Energy, Inc.#	34,073	1,381,319
Neste Oyj	15,470	1,486,891

		2,868,210

Oil-Field Services - 0.2%

Halliburton Co.	59,435	1,824,060

Real Estate Investment Trusts - 1.0%

Equity Residential	52,790	3,890,095
GEO Group, Inc.	18,818	427,545
SBA Communications Corp.†	40,092	7,239,012

		11,556,652

Real Estate Operations & Development - 0.1%

Aroundtown SA	107,730	906,777

Rental Auto/Equipment - 0.2%

Ashtead Group PLC	29,630	787,174
Localiza Rent a Car SA	191,627	1,762,632

		2,549,806

Retail-Apparel/Shoe - 1.4%

ANTA Sports Products, Ltd.	205,000	1,201,312
Burlington Stores, Inc.†	9,852	1,672,278
Fast Retailing Co., Ltd.#	1,900	889,104
HUGO BOSS AG	7,830	579,083
Ross Stores, Inc.	73,708	6,989,730
Tapestry, Inc.	136,625	4,773,678

		16,105,185

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	2,438	2,289,209
O’Reilly Automotive, Inc.†	5,779	2,149,557

		4,438,766

Retail-Building Products - 0.2%

Home Depot, Inc.	9,587	1,774,937

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc., Class B	14,330	807,672

Retail-Discount - 1.4%

B&M European Value Retail SA	260,714	1,222,396
Costco Wholesale Corp.	29,930	6,546,888
Magazine Luiza SA	21,900	1,011,348
Pan Pacific International Holdings Corp	16,900	1,006,737
Target Corp.	55,714	4,047,065
Walmart, Inc.	22,128	2,190,451

		16,024,885

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc.	427	30,398

Retail-Major Department Stores - 1.6%

TJX Cos., Inc.	370,272	18,991,251

Retail-Restaurants - 1.7%

Chipotle Mexican Grill, Inc.†	12,012	7,297,650
Darden Restaurants, Inc.	42,389	4,752,231
Ruth’s Hospitality Group, Inc.	9,147	232,517
Starbucks Corp.	100,593	7,067,664

		19,350,062

Satellite Telecom - 0.0%

Cellnex Telecom SA#*	20,710	535,441

Schools - 0.0%

TAL Education Group ADR†	7,420	264,152

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	47,560	5,087,018
Maxim Integrated Products, Inc.	100,249	5,456,553
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	885,286

		11,428,857

Semiconductor Equipment - 1.3%

Applied Materials, Inc.	177,189	6,793,426
ASML Holding NV	40,057	7,341,080
Lam Research Corp.	4,888	860,728
Nanometrics, Inc.†	8,757	249,224

		15,244,458

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	56,264	3,702,171

Software Tools - 0.1%

VMware, Inc., Class A	9,446	1,622,917

Steel-Producers - 0.1%

Steel Dynamics, Inc.	37,749	1,408,793

Telecom Services - 0.0%

Vonage Holdings Corp.†	2,426	24,939

Telecommunication Equipment - 0.0%

Quantenna Communications, Inc.†	7,366	133,693

Telephone-Integrated - 0.1%

Koninklijke KPN NV	218,880	675,193
Shenandoah Telecommunications Co.	2,228	99,012

		774,205

Tobacco - 0.1%

Swedish Match AB	26,730	1,253,150

Transactional Software - 0.2%

Adyen NV†*	1,200	900,860
Amadeus IT Group SA	18,550	1,396,799

		2,297,659

Transport-Rail - 0.9%

Canadian Pacific Railway, Ltd.	4,400	909,190
CSX Corp.	9,911	720,232
Union Pacific Corp.	50,613	8,487,800

		10,117,222

Transport-Services - 0.1%

C.H. Robinson Worldwide, Inc.	17,854	1,613,645

Transport-Truck - 0.7%

ArcBest Corp.	33,206	1,156,565
JB Hunt Transport Services, Inc.	48,690	5,242,452
XPO Logistics, Inc.†	37,282	1,877,149

		8,276,166

Web Hosting/Design - 0.2%

NIC, Inc.	1,087	18,577
VeriSign, Inc.†	13,570	2,416,003

		2,434,580

Web Portals/ISP - 6.5%

Alphabet, Inc., Class A†	51,879	58,444,288
Alphabet, Inc., Class C†	13,000	14,558,960
Baidu, Inc. ADR†	12,030	1,955,356
Yandex NV, Class A†	24,230	833,512

		75,792,116

Total Common Stocks (cost $872,382,868)		1,131,819,023

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Growth ETF (cost $2,062,963)	14,340	2,117,014

Total Long-Term Investment Securities (cost $874,445,831)		1,133,936,037

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $5,512,759)	5,512,759	5,512,759

TOTAL INVESTMENTS (cost $879,958,590)	98.4%	1,139,448,796
Other assets less liabilities	1.6	18,827,160

NET ASSETS	100.0%	$1,158,275,956

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $1,436,301 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At February 28, 2019, the Fund had loaned securities with a total value of $30,692,482. This was secured by collateral of $5,512,759, which was received in cash and subsequently invested in short-term investments currently valued at $5,512,759 as reported in the Portfolio of Investments. Additional collateral of $26,165,347 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	$731,446
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	25,433,901

(2)	The rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

ETF - Exchange – Traded Funds

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	167,466,600	USD	1,507,388	03/29/2019	$1,977	$—
	USD	220,674	JPY	24,029,600	03/29/2019	—	(4,661)

						1,977	(4,661)

Credit Suisse	EUR	5,338,656	USD	6,137,193	03/29/2019	51,932	—
	USD	1,018,756	EUR	890,023	03/29/2019	—	(4,265)

						51,932	(4,265)

Net Unrealized Appreciation (Depreciation)						$53,909	$(8,926)

EUR - Euro Currency

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,131,819,023	$—	$—	$1,131,819,023
Exchange-Traded Funds	2,117,014	—	—	2,117,014
Short-Term Investment Securities	5,512,759	—	—	5,512,759

Total Investments at Value	$1,139,448,796	$—	$—	$1,139,448,796

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$53,909	$—	$53,909

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$8,926	$—	$8,926

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Aerospace/Defense - 1.7%

Boeing Co.	1,440	$633,542
General Dynamics Corp.	5,740	977,063
Northrop Grumman Corp.	1,560	452,338

		2,062,943

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	7,700	967,659

Airlines - 0.4%

Delta Air Lines, Inc.	7,550	374,329
United Continental Holdings, Inc.†	1,260	110,641

		484,970

Apparel Manufacturers - 0.3%

PVH Corp.	3,400	390,456

Applications Software - 5.8%

Intuit, Inc.	550	135,922
Microsoft Corp.	51,044	5,718,459
salesforce.com, Inc.†	8,090	1,323,928

		7,178,309

Athletic Footwear - 0.2%

NIKE, Inc., Class B	2,161	185,263

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.	32,290	283,183

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.	8,700	589,860

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.	6,210	252,188
Magna International, Inc.	4,870	256,795

		508,983

Banks-Commercial - 0.1%

Citizens Financial Group, Inc.	4,220	155,887

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	12,790	671,219

Banks-Super Regional - 2.3%

Huntington Bancshares, Inc.	13,120	189,059
KeyCorp	37,071	654,674
SunTrust Banks, Inc.	9,860	639,618
Wells Fargo & Co.	27,900	1,391,931

		2,875,282

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	37,234	1,688,189
PepsiCo, Inc.	7,226	835,615

		2,523,804

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A	850	143,786

Brewery - 0.4%

Molson Coors Brewing Co., Class B	8,040	495,746

Broadcast Services/Program - 0.4%

Discovery, Inc., Class A†#	11,620	335,818
Discovery, Inc., Class C†	6,721	183,147

		518,965

Building Products-Wood - 0.4%

Masco Corp.	11,980	449,969

Building-Residential/Commercial - 0.2%

Lennar Corp., Class A	6,420	308,032

Cable/Satellite TV - 2.1%

Charter Communications, Inc., Class A†	2,780	958,850
Comcast Corp., Class A	38,450	1,486,861
DISH Network Corp., Class A†	3,080	100,131

		2,545,842

Cellular Telecom - 0.3%

T-Mobile US, Inc.†	5,640	407,264

Chemicals-Diversified - 1.8%

Celanese Corp.	3,140	321,191
DowDuPont, Inc.	22,090	1,175,851
Eastman Chemical Co.	8,250	682,192

		2,179,234

Coatings/Paint - 0.0%

RPM International, Inc.	1,050	60,764

Commercial Services - 0.1%

Cintas Corp.	330	68,178

Commercial Services-Finance - 2.1%

Automatic Data Processing, Inc.	9,482	1,451,030
H&R Block, Inc.#	2,120	51,198
PayPal Holdings, Inc.†	11,410	1,118,979

		2,621,207

Computers - 4.0%

Apple, Inc.	23,810	4,122,701
Hewlett Packard Enterprise Co.	27,670	453,235
HP, Inc.	17,530	345,867

		4,921,803

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	690	65,957
WestRock Co.	7,200	269,136

		335,093

Cosmetics & Toiletries - 0.8%

Estee Lauder Cos., Inc., Class A	1,996	313,252
Procter & Gamble Co.	6,320	622,836

		936,088

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	1,110	131,513

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	6,640	718,116
First Data Corp., Class A†	5,070	127,460

		845,576

Diagnostic Equipment - 0.7%

Danaher Corp.	3,090	392,492
Thermo Fisher Scientific, Inc.	2,020	524,331

		916,823

Distribution/Wholesale - 0.1%

HD Supply Holdings, Inc.†	3,040	130,750

Diversified Banking Institutions - 3.7%

Bank of America Corp.	69,985	2,035,164
Citigroup, Inc.	23,736	1,518,629
Morgan Stanley	24,020	1,008,360

		4,562,153

Diversified Manufacturing Operations - 1.1%

Eaton Corp. PLC	11,590	924,534
Ingersoll-Rand PLC	4,580	483,465

		1,407,999

E-Commerce/Products - 3.2%

Amazon.com, Inc.†	2,394	3,925,753

E-Commerce/Services - 0.6%

Booking Holdings, Inc.†	140	237,585
Expedia Group, Inc.	3,670	452,548

		690,133

Electric-Distribution - 0.4%

Sempra Energy	4,090	492,600

Electric-Integrated - 2.8%

American Electric Power Co., Inc.	1,950	158,242
Evergy, Inc.	1,520	84,983
Exelon Corp.	17,240	837,692
FirstEnergy Corp.	2,410	98,208
NextEra Energy, Inc.	6,100	1,145,092
Public Service Enterprise Group, Inc.	2,530	148,789
Xcel Energy, Inc.	17,600	965,536

		3,438,542

Electronic Components-Semiconductors - 2.8%

Broadcom, Inc.	1,814	499,503
Intel Corp.	4,900	259,504
Microchip Technology, Inc.#	550	47,779
Micron Technology, Inc.†	2,430	99,338
NVIDIA Corp.	5,800	894,708
Texas Instruments, Inc.	15,849	1,676,507

		3,477,339

Electronic Forms - 0.3%

Adobe, Inc.†	1,534	402,675

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	1,690	134,254

Engines-Internal Combustion - 0.4%

Cummins, Inc.	3,510	540,856

Enterprise Software/Service - 1.1%

Oracle Corp.	25,074	1,307,108
Workday, Inc., Class A†	570	112,820

		1,419,928

Entertainment Software - 0.5%

Electronic Arts, Inc.†	6,156	589,622

Finance-Credit Card - 2.6%

Alliance Data Systems Corp.	1,090	188,570
American Express Co.	4,469	481,490
Capital One Financial Corp.	7,101	593,502
Mastercard, Inc., Class A	1,730	388,852
Visa, Inc., Class A	10,600	1,570,072

		3,222,486

Finance-Investment Banker/Broker - 0.9%

Charles Schwab Corp.	13,500	621,135
TD Ameritrade Holding Corp.	8,050	453,456

		1,074,591

Finance-Other Services - 0.7%

CME Group, Inc.	650	118,242
Intercontinental Exchange, Inc.	10,170	784,615

		902,857

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	23,920	1,128,067

Gold Mining - 0.1%

Newmont Mining Corp.	2,490	84,959

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	4,800	398,880

Industrial Gases - 0.2%

Linde PLC	1,640	284,114

Instruments-Controls - 1.0%

Honeywell International, Inc.	8,310	1,280,322

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc.	1,910	177,668

Insurance-Life/Health - 0.6%

Lincoln National Corp.	6,590	412,007
Principal Financial Group, Inc.	2,170	114,229
Prudential Financial, Inc.	2,740	262,629

		788,865

Insurance-Multi-line - 1.4%

Allstate Corp.	1,880	177,434
Chubb, Ltd.	1,180	158,002
Hartford Financial Services Group, Inc.	11,280	556,781
MetLife, Inc.	16,986	767,597
Voya Financial, Inc.	1,080	54,616

		1,714,430

Insurance-Property/Casualty - 1.6%

Berkshire Hathaway, Inc., Class B†	9,620	1,936,506
Travelers Cos., Inc.	280	37,215

		1,973,721

Insurance-Reinsurance - 0.2%

Everest Re Group, Ltd.	700	158,277
RenaissanceRe Holdings, Ltd.	450	66,173

		224,450

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	6,700	1,081,715
Netflix, Inc.†	2,880	1,031,328

		2,113,043

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc.	140	18,428

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	3,030	416,140

Machinery-Farming - 0.2%

Deere & Co.	1,570	257,543

Medical Instruments - 2.0%

Boston Scientific Corp.†	28,330	1,136,600
Intuitive Surgical, Inc.†	420	229,996
Medtronic PLC	12,505	1,131,702

		2,498,298

Medical Products - 1.1%

Baxter International, Inc.	2,200	164,406
Becton Dickinson and Co.	840	208,984
Zimmer Biomet Holdings, Inc.	7,770	964,412

		1,337,802

Medical-Biomedical/Gene - 2.5%

Alexion Pharmaceuticals, Inc.†	3,210	434,409
Amgen, Inc.	1,070	203,386
Biogen, Inc.†	1,720	564,177
Celgene Corp.†	5,180	430,561
Gilead Sciences, Inc.	6,690	434,984
Illumina, Inc.†	780	243,961
Regeneron Pharmaceuticals, Inc.†	570	245,522
Vertex Pharmaceuticals, Inc.†	2,780	524,725

		3,081,725

Medical-Drugs - 5.2%

AbbVie, Inc.	2,940	232,966
Allergan PLC	2,180	300,208
Bristol-Myers Squibb Co.	1,320	68,191
Eli Lilly & Co.	7,370	930,757
Johnson & Johnson	10,720	1,464,781
Merck & Co., Inc.	19,060	1,549,387
Nektar Therapeutics†	1,000	40,540
Pfizer, Inc.	40,170	1,741,369
Zoetis, Inc.	690	65,019

		6,393,218

Medical-Generic Drugs - 0.1%

Mylan NV†	2,730	72,045

Medical-HMO - 1.9%

Anthem, Inc.	2,290	688,671
UnitedHealth Group, Inc.	6,840	1,656,785

		2,345,456

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp.	280	35,605

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	10,170	131,193

Multimedia - 0.8%

Walt Disney Co.	8,590	969,296

Networking Products - 0.3%

Cisco Systems, Inc.	7,370	381,545

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	1,550	167,462

Oil Companies-Exploration & Production - 2.4%

Concho Resources, Inc.	1,200	132,000
Diamondback Energy, Inc.	4,890	503,328
EOG Resources, Inc.	10,270	965,380
Occidental Petroleum Corp.	9,650	638,347
Parsley Energy, Inc., Class A†	3,040	55,146
Pioneer Natural Resources Co.	4,750	669,512

		2,963,713

Oil Companies-Integrated - 1.8%

Chevron Corp.	14,300	1,709,994
Exxon Mobil Corp.	6,250	493,937

		2,203,931

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	13,940	864,419

Pharmacy Services - 1.1%

Cigna Corp.	5,660	987,331
CVS Health Corp.	6,810	393,822

		1,381,153

Pipelines - 0.3%

ONEOK, Inc.	6,730	432,470

Real Estate Investment Trusts - 2.2%

AvalonBay Communities, Inc.	2,900	564,427
Boston Properties, Inc.	1,090	144,632
Digital Realty Trust, Inc.#	810	91,627
Equinix, Inc.	460	194,810
Equity Residential	2,220	163,592
Federal Realty Investment Trust	1,970	263,172
Host Hotels & Resorts, Inc.	8,970	175,902
Prologis, Inc.	7,490	524,749
Public Storage	280	59,217
Ventas, Inc.	2,950	185,113
Vornado Realty Trust	5,450	366,840

		2,734,081

Retail-Apparel/Shoe - 0.8%

Ross Stores, Inc.	10,530	998,560

Retail-Auto Parts - 1.3%

Advance Auto Parts, Inc.	1,800	291,204
AutoZone, Inc.†	910	854,462
O’Reilly Automotive, Inc.†	1,180	438,913

		1,584,579

Retail-Building Products - 1.8%

Home Depot, Inc.	9,050	1,675,517
Lowe’s Cos., Inc.	5,660	594,809

		2,270,326

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	7,310	503,220

Retail-Discount - 0.4%

Dollar General Corp.	3,990	472,655

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	1,190	61,035

Retail-Regional Department Stores - 0.1%

Macy’s, Inc.	5,300	131,387

Retail-Restaurants - 0.6%

Yum! Brands, Inc.	7,981	754,204

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	13,660	1,461,074

Semiconductor Equipment - 0.1%

Teradyne, Inc.	1,570	64,103

Telephone-Integrated - 1.2%

AT&T, Inc.	3,267	101,669
Verizon Communications, Inc.	25,330	1,441,784

		1,543,453

Tobacco - 1.4%

Altria Group, Inc.	8,440	442,341
Philip Morris International, Inc.	15,130	1,315,402

		1,757,743

Tools-Hand Held - 0.7%

Snap-on, Inc.#	2,420	387,200
Stanley Black & Decker, Inc.	3,630	480,721

		867,921

Transport-Rail - 2.2%

CSX Corp.	1,730	125,719
Norfolk Southern Corp.	6,460	1,158,278
Union Pacific Corp.	8,300	1,391,910

		2,675,907

Web Portals/ISP - 3.4%

Alphabet, Inc., Class A†	1,890	2,129,179
Alphabet, Inc., Class C†	1,830	2,049,454

		4,178,633

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	530	75,854

Total Long-Term Investment Securities
(cost $100,163,495)		121,430,935

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $5,850)	5,850	5,850

TOTAL INVESTMENTS
(cost $100,169,345)	98.0%	121,436,785
Other assets less liabilities	2.0	2,450,168

NET ASSETS	100.0%	$123,886,953

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $913,622. This was secured by collateral of $5,850, which was received in cash and subsequently invested in short-term investments currently valued at $5,850 as reported in the Portfolio of Investments. Additional collateral of $935,956 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/28/2019 to 06/20/2019	$3,265
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	932,691

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16	Long	S&P 500 E-Mini Index	March 2019	$2,224,120	$2,227,760	$3,640

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$121,430,935	$—	$—	$121,430,935
Short-Term Investment Securities	5,850	—	—	5,850

Total Investments at Value	$121,436,785	$—	$—	$121,436,785

Other Financial Instruments:†
Futures Contracts	$3,640	$—	$—	$3,640

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Dental Supplies & Equipment - 0.6%

Align Technology, Inc.†	16,432	$4,255,395
Patterson Cos., Inc.#	27,600	622,380

		4,877,775

Diagnostic Equipment - 5.5%

Danaher Corp.	121,436	15,424,801
GenMark Diagnostics, Inc.†#	149,242	1,147,671
Lonza Group AG	3,824	1,063,233
Quanterix Corp.†#	50,393	1,245,211
Thermo Fisher Scientific, Inc.	96,997	25,177,511

		44,058,427

Diagnostic Kits - 0.4%

Quidel Corp.†	52,671	3,453,111

Dialysis Centers - 0.1%

DaVita, Inc.†	15,055	856,630

Drug Delivery Systems - 0.3%

DexCom, Inc.†	15,934	2,220,084

Electronic Measurement Instruments - 2.3%

Agilent Technologies, Inc.	206,578	16,410,556
Sartorius AG (Preference Shares)	12,650	2,005,790

		18,416,346

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	9,500	622,915

Instruments-Controls - 0.4%

Mettler-Toledo International, Inc.†	4,130	2,812,158

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	58,768	1,342,849

Medical Instruments - 6.4%

Bruker Corp.	93,137	3,558,765
Intuitive Surgical, Inc.†	73,868	40,450,855
NuVasive, Inc.†	20,975	1,235,428
Teleflex, Inc.	22,047	6,390,102

		51,635,150

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	35,900	1,551,598
SI-BONE, Inc.†	15,050	311,836
Teladoc Health, Inc.†#	41,672	2,682,010

		4,545,444

Medical Products - 12.3%

ABIOMED, Inc.†	5,482	1,833,729
AtriCure, Inc.†	40,000	1,277,600
Becton Dickinson and Co.	145,018	36,079,028
Cooper Cos., Inc.	24,475	6,999,605
Hologic, Inc.†	198,112	9,340,981
ICU Medical, Inc.†	18,441	4,532,060
Inspire Medical Systems, Inc.†	9,866	611,692
Integer Holdings Corp.†	6,000	545,760
Nevro Corp.†	24,900	1,147,143
Novocure, Ltd.†	60,300	3,238,713
Penumbra, Inc.†#	17,718	2,368,365
Stryker Corp.	114,165	21,521,244
West Pharmaceutical Services, Inc.	41,732	4,371,427
Wright Medical Group NV†	123,770	3,875,239
Wright Medical Group NV CVR	7,700	62
Zimmer Biomet Holdings, Inc.	15,050	1,868,006

		99,610,654

Medical-Biomedical/Gene - 28.1%

Abcam PLC	77,318	1,317,777
Abeona Therapeutics, Inc.†	44,078	309,428
ACADIA Pharmaceuticals, Inc.†#	149,093	3,950,964
Acceleron Pharma, Inc.†#	81,998	3,611,192
Acerta Pharma BV, Class B†(1)(3)	9,771,120	683,978
Alder Biopharmaceuticals, Inc.†#	159,997	2,051,162
Alexion Pharmaceuticals, Inc.†	125,062	16,924,640
Allakos, Inc.†#	18,885	754,645
Allogene Therapeutics, Inc.†#	19,784	626,955
Allogene Therapeutics, Inc.†(2)(3)	35,304	1,062,845
Alnylam Pharmaceuticals, Inc.†#	37,300	3,170,500
Amarin Corp. PLC ADR†	211,308	4,325,475
Amgen, Inc.	39,960	7,595,597
AnaptysBio, Inc.†#	17,046	1,173,958
Argenx SE ADR†#	45,846	6,110,813
Atara Biotherapeutics, Inc.†#	52,459	1,878,557
Audentes Therapeutics, Inc.†	29,146	892,451
Autolus Therapeutics PLC ADR†#	11,079	303,011
Avrobio, Inc.†	13,296	221,511
BeiGene, Ltd. ADR†	19,684	2,697,692
Biogen, Inc.†	27,249	8,937,944
BioMarin Pharmaceutical, Inc.†	77,230	7,202,470
Bluebird Bio, Inc.†#	41,191	6,393,667
Blueprint Medicines Corp.†	48,364	3,975,037
Cara Therapeutics, Inc.†#	39,161	667,695
Celgene Corp.†	100,595	8,361,456
CRISPR Therapeutics AG†#	19,500	690,105
CytomX Therapeutics, Inc.†	39,058	438,231
Denali Therapeutics, Inc.†#	22,500	489,600
Dicerna Pharmaceuticals, Inc.†	24,200	295,482
Editas Medicine, Inc.†#	9,879	203,804
Exact Sciences Corp.†#	54,550	4,964,050
Exelixis, Inc.†	118,930	2,662,843
Fate Therapeutics, Inc.†#	42,266	663,999
FibroGen, Inc.†	49,687	2,871,909
Five Prime Therapeutics, Inc.†#	21,700	251,286
Forty Seven, Inc.†#	15,425	257,597
Gilead Sciences, Inc.	33,596	2,184,412
GlycoMimetics, Inc.†#	60,492	743,447
Guardant Health, Inc.†#	15,703	1,046,448
Guardant Health, Inc.†(2)(3)	24,819	1,571,241
Homology Medicines, Inc.†#	25,688	757,282
HTG Molecular Diagnostics, Inc.†#	104,120	286,330
Illumina, Inc.†	18,515	5,790,937
ImmunoGen, Inc.†	70,300	331,816
Immunomedics, Inc.†#	193,944	3,056,557
Incyte Corp.†	102,231	8,815,379
Insmed, Inc.†#	108,136	3,206,232
Intercept Pharmaceuticals, Inc.†#	6,200	618,388
Ionis Pharmaceuticals, Inc.†#	72,181	5,124,129
Iovance Biotherapeutics, Inc.†#	102,953	1,057,327
Krystal Biotech, Inc.†	7,897	176,577
MacroGenics, Inc.†	12,040	240,800
Menlo Therapeutics, Inc.†	30,000	255,300
Orchard Therapeutics PLC ADR†	36,112	619,321
PTC Therapeutics, Inc.†	71,481	2,468,954
Puma Biotechnology, Inc.†#	33,200	923,292
Regeneron Pharmaceuticals, Inc.†	30,555	13,161,261
REGENXBIO, Inc.†	32,500	1,681,225
Sage Therapeutics, Inc.†#	116,810	18,601,992
Scholar Rock Holding Corp.†#	13,978	260,270
Seattle Genetics, Inc.†#	59,046	4,385,937

Spark Therapeutics, Inc.†#	25,540	2,893,682
Stemline Therapeutics, Inc.†	49,178	539,483
Theravance Biopharma, Inc.†#	17,463	423,827
Tocagen, Inc.†#	29,225	319,137
Ultragenyx Pharmaceutical, Inc.†#	53,072	3,404,038
Verily Life Sciences LLC, Series B(1)(2)(3)†	6,986	861,094
Vertex Pharmaceuticals, Inc.†	165,363	31,212,266
WaVe Life Sciences, Ltd.†	15,480	649,076
Zai Lab, Ltd., ADR†	10,058	289,872
Zeneca, Inc. CVR†(1)(3)	23,110	14,213

		226,961,868

Medical-Drugs - 17.0%

Aimmune Therapeutics, Inc.†#	70,928	1,708,656
Alkermes PLC†#	33,523	1,115,310
Allergan PLC	34,999	4,819,712
Apellis Pharmaceuticals, Inc.†	17,310	262,247
Array BioPharma, Inc.†#	187,535	4,302,053
Ascendis Pharma A/S ADR†	54,671	3,981,142
AstraZeneca PLC ADR	239,800	9,970,884
Bristol-Myers Squibb Co.	116,339	6,010,073
Chugai Pharmaceutical Co., Ltd.	34,900	2,370,188
Corvus Pharmaceuticals, Inc.†#	36,793	178,078
Daiichi Sankyo Co., Ltd.	86,200	3,222,495
Eisai Co., Ltd.	29,500	2,433,522
Eli Lilly & Co.	144,241	18,216,196
Enanta Pharmaceuticals, Inc.†	32,960	3,379,718
Galapagos NV†	3,925	385,018
Global Blood Therapeutics, Inc.†#	38,682	2,030,805
InflaRx NV†	3,839	142,273
Intra-Cellular Therapies, Inc.†	14,937	203,442
Ironwood Pharmaceuticals, Inc.†#	50,704	722,025
Madrigal Pharmaceuticals, Inc.†#	4,620	606,514
Merck & Co., Inc.	140,288	11,404,012
Minerva Neurosciences, Inc.†	56,080	444,714
Moderna, Inc.†#	2,167	48,974
Moderna, Inc.(2)(3)	19,991	429,207
MyoKardia, Inc.†#	35,137	1,575,894
Myovant Sciences, Ltd.†#	41,476	912,472
Nektar Therapeutics†	32,929	1,334,942
Novartis AG	141,615	12,917,819
Odonate Therapeutics, Inc.†#	14,205	234,098
Pfizer, Inc.	516,700	22,398,945
PhaseBio Pharmaceuticals, Inc.†#	32,614	102,734
Principia Biopharma, Inc.†	16,431	581,986
ProQR Therapeutics NV†	22,800	303,696
Reata Pharmaceuticals, Inc., Class A†#	12,865	1,213,684
Rhythm Pharmaceuticals, Inc.†	18,727	537,090
Roche Holding AG	40,524	11,259,261
Rocket Pharmaceuticals, Inc.†#	22,925	399,124
Takeda Pharmaceutical Co., Ltd.	2,000	80,187
Takeda Pharmaceutical Co., Ltd. ADR	76,134	1,527,248
TherapeuticsMD, Inc.†#	81,213	464,538
Tricida, Inc.†#	22,963	531,134
Zogenix, Inc.†#	57,100	3,010,883

		137,772,993

Medical-Generic Drugs - 0.7%

Amneal Pharmaceuticals, Inc.†#	106,233	1,437,332
Momenta Pharmaceuticals, Inc.†	55,132	776,810
Mylan NV†	40,000	1,055,600
Perrigo Co. PLC	44,503	2,167,296
Y-mAbs Therapeutics, Inc.†#	19,510	422,392

		5,859,430

Medical-HMO - 14.6%

Anthem, Inc.	86,962	26,152,082
Centene Corp.†	227,114	13,828,971
Humana, Inc.	39,414	11,234,567
Molina Healthcare, Inc.†	36,393	4,899,590
UnitedHealth Group, Inc.	219,263	53,109,884
WellCare Health Plans, Inc.†	35,633	9,035,816

		118,260,910

Medical-Hospitals - 2.3%

Acadia Healthcare Co., Inc.†#	48,178	1,266,599
HCA Healthcare, Inc.	114,023	15,853,758
Universal Health Services, Inc., Class B	12,407	1,722,464

		18,842,821

Patient Monitoring Equipment - 0.2%

CareDx, Inc.†	15,899	494,777
Insulet Corp.†#	14,100	1,324,131

		1,818,908

Pharmacy Services - 2.5%

Cigna Corp.	112,200	19,572,168
JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	36,095	552,217

		20,124,385

Therapeutics - 3.6%

Agios Pharmaceuticals, Inc.†#	43,329	2,810,752
G1 Therapeutics, Inc.†#	44,299	817,760
GW Pharmaceuticals PLC ADR†#	11,010	1,893,830
Mirati Therapeutics, Inc.†#	19,700	1,434,160
Neurocrine Biosciences, Inc.†	86,251	6,662,890
Proteostasis Therapeutics, Inc.†#	38,179	157,297
Sarepta Therapeutics, Inc.†#	85,633	12,351,704
Xencor, Inc.†#	97,998	2,973,259
Zafgen, Inc.†	42,200	188,634

		29,290,286

Veterinary Diagnostics - 0.1%

Elanco Animal Health, Inc.†#	29,688	897,765

X-Ray Equipment - 0.1%

ViewRay, Inc.†#	62,026	525,981

Total Common Stocks (cost $584,231,581)		794,806,890

CONVERTIBLE PREFERRED SECURITIES - 1.0%
Applications Software - 0.2%

Outset Medical, Inc. Series C†(1)(2)(3)	320,192	995,797
Outset Medical, Inc. Series D†(1)(2)(3)	171,126	532,202

		1,527,999

Medical Information Systems - 0.1%

Doximity, Inc. Series C†(1)(2)(3)	64,785	419,807

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(1)(2)(3)	160,251	271,140

Medical Labs & Testing Services - 0.2%

Tempus Labs, Inc. Series D†(1)(2)(3)	60,677	980,474
Tempus Labs, Inc. Series E†(1)(2)(3)	39,722	665,057

		1,645,531

Medical Products - 0.4%

Becton Dickinson and Co. Series A 6.13%	26,711	1,648,336
Kardium, Inc. Series D-5†(1)(2)(3)	542,402	525,544
Shockwave Medical, Inc. Series A-1†(1)(2)(3)	63,961	78,640
Shockwave Medical, Inc. Series B†(1)(2)(3)	1,306	1,606
Shockwave Medical, Inc. Series C†(1)(2)(3)	739,910	909,727

		3,163,853

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series D†(1)(2)(3)	75,264	1,151,464
JAND, Inc. (dba Warby Parker) Series E†(1)(2)(3)	2,948	45,101

		1,196,565

Total Convertible Preferred Securities (cost $6,764,342)		8,224,895

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	865,000	966,210

Total Long-Term Investment Securities (cost $591,860,923)		803,997,995

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(5)	500,725	500,725
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)	5,491,795	5,491,795
T. Rowe Price Government Reserve Fund 2.44%(5)	2,689,744	2,689,744

Total Short-Term Investment Securities (cost $8,682,264)		8,682,264

TOTAL INVESTMENTS (cost $600,543,187)	100.6%	812,680,259
Liabilities in excess of other assets	(0.6)	(4,505,293)

NET ASSETS	100.0%	$808,174,966

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Allogene Therapeutics, Inc.	10/15/2018	35,304	540,155	1,062,845	30.11	0.13%
Guardant Health, Inc.	10/9/2018	24,819	276,594	1,571,241	63.31	0.20%
JAND, Inc. (dba Warby Parker), Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	552,217	15.30	0.07%
Moderna, Inc.	12/12/2018	19,991	438,425	429,207	21.47	0.05%
Verily Life Sciences LLC, Series B	1/25/2019	6,986	861,094	861,094	123.26	0.11%
Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	419,807	6.48	0.05%
JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	1,151,464	15.30	0.14%
JAND, Inc. (dba Warby Parker).
Series E	3/9/2018	2,948	46,334	45,101	15.30	0.01%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	995,797	3.11	0.12%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	532,202	3.11	0.07%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	271,140	1.69	0.03%
Shockwave Medical, Inc.
Series A-1	9/25/2017	63,961	64,601	78,640	1.23	0.01%
Shockwave Medical, Inc.
Series B	9/25/2017	1,306	1,319	1,606	1.23	0.00%
Shockwave Medical, Inc.
Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	909,727	1.23	0.11%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	980,474	16.16	0.12%
Tempus Labs, Inc.
Series E	8/23/2018	39,772	665,058	665,057	16.72	0.08%

				$11,053,163		1.37%

(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $11,751,354 representing 1.5% of net assets.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $116,828,288. This was secured by collateral of $5,491,795, which was received in cash and subsequently invested in short-term investments currently valued at $5,491,795 as reported in the Portfolio of Investments. Additional collateral of $115,592,306 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$782,325
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	529,904
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	430,366
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	2,567,562
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	111,282,149

(5)	The rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$222,768,497	$2,634,086	$1,559,285	$226,961,868
Medical - Drugs	137,343,786	429,207	—	137,772,993
Pharmacy Services	19,572,168	—	552,217	20,124,385
Other Industries	409,947,644		—	409,947,644
Convertible Preferred Securities:
Medical Products	1,648,336	—	1,515,517	3,163,853
Other Industries	—	—	5,061,042	5,061,042
Convertible Bonds & Notes	—	966,210	—	966,210
Short-Term Investment Securities	8,682,264	—	—	8,682,264

Total Investments at Value	$799,962,695	$4,029,503	$8,688,061	$812,680,259

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2018	$1,879,685	$4,674,661
Accrued Discounts
Accrued Premiums
Realized Gain	460,088	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	895,071
Change in unrealized depreciation(1)	(452,565)	(946)
Net purchases	861,094	1,722,792
Net sales	(636,800)	(715,019)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of February 28, 2019	$2,111,502	$6,576,559

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2019 includes:

Common Stocks	Convertible Preferred Securities
$(437)	$894,121

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/19	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$552,217	Market Approach	Secondary Market Transactions*	$15.7170
			Market Transaction Price*	$15.7170
			Company Repurchase Price*	$12.3500

	$861,094	Market Approach	Market Transaction Price*	$123.26

	$698,191	Income Approach	Estimated Future Cash Distribution*	$0.07-$0.615 ($0.3425)

Preferred Securities	$2,989,740	Market Approach	Market Transaction Price*	$0.96892-$16.7428 ($5.12474)
	$980,474	Market Approach	Market Transaction Price*	$16.7428
			Discount for Future Cumulative Dividend Variance	3.5%
	$989,973	Market Approach	Announced IPO price Range*	$14.00-$16.00 ($15.00)
	$1,196,565	Market Approach	Secondary Market Transactions*	$15.7170
			Market Transaction Price*	$15.7170
			Company Repurchase Price*	$12.3500
	$419,807	Market Approach	Market Transaction Price*	$4.3100
			2020 Estimated Revenue Multiple*	5.7x
			2019 Estimated Revenue Multiple*	6.5x
			2019 Estimated Gross Profit Multiple*	8.3x
			Discount for Lack of Marketability	10.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
ASSET BACKED SECURITIES - 3.9%
Diversified Financial Services - 3.9%

Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	$6,000,000	$6,228,156
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(2)	6,000,000	6,459,867
BX Trust FRS Series 2018-MCSF, Class A 3.07% (1 ML+0.58%) due 04/15/2035*(2)	2,700,000	2,657,718
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.56% (1 ML + 1.07%) due 12/15/2037*(2)	750,000	752,347
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,967,073
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(2)	6,000,000	6,276,179
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.19% (1 ML+0.70%) due 06/15/2034*(2)	1,360,000	1,352,339
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,688,292	1,718,328

Total Asset Backed Securities
(cost $26,804,779)		27,412,007

U.S. CORPORATE BONDS & NOTES - 11.6%
Auto-Cars/Light Trucks - 0.1%

Ford Motor Credit Co. LLC FRS Senior Notes 3.53% (3 ML+0.83%) due 08/12/2019	350,000	349,670

Banks-Commercial - 0.3%

Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	1,978,000	2,000,248

Banks-Super Regional - 0.4%

SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	506,000	521,769
Wells Fargo & Co. FRS Senior Notes 3.41% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,976,400

		2,498,169

Building Products-Wood - 0.3%

Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,328,217

Chemicals-Diversified - 0.5%

DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	2,213,000	2,310,550
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	1,025,000	1,069,651

		3,380,201

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	372,000	307,044

Diversified Banking Institutions - 6.8%

Bank of America Corp. FRS Senior Notes 3.28% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,850,000
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	219,091
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,489,419
Bank of America Corp. FRS Senior Notes 4.28% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,604,000
Citigroup, Inc. FRS Senior Notes 2.64% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,863,200
Citigroup, Inc. FRS Senior Notes 2.91% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,887,200
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	3,020,000	3,036,945
Citigroup, Inc. FRS Senior Notes 4.41% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,928,000
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,673,000	2,788,191
Goldman Sachs Group, Inc. FRS Senior Notes 3.31% (CPIYOY+1.40%) due 08/30/2023	4,000,000	3,946,064
JPMorgan Chase & Co. FRS Senior Notes 3.16% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,943,400
JPMorgan Chase & Co. Senior Notes 3.30% due 04/01/2026	2,200,000	2,154,264
JPMorgan Chase & Co. FRS Senior Notes 3.91% (CPIYOY+2.00%) due 02/25/2021	1,000,000	997,700
JPMorgan Chase & Co. FRS Senior Notes 3.99% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,940,500

Morgan Stanley FRS Senior Notes 3.73% (CPIYOY+1.55%) due 08/24/2023	468,000	445,185
Morgan Stanley Senior Notes 3.74% due 04/24/2024	1,015,000	1,022,153
Morgan Stanley FRS Senior Notes 3.78% (CPIYOY+1.6%) due 09/26/2028(3)	1,402,000	1,333,652
Morgan Stanley FRS Senior Notes 4.18% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,828,864
Morgan Stanley FRS Senior Notes 4.18% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,225,030
Morgan Stanley FRS Senior Notes 4.18% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,020,000
Morgan Stanley FRS Senior Notes 4.18% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,903,862
Morgan Stanley FRS Senior Notes 4.18% (CPIYOY+2.00%) due 06/09/2023	664,000	647,400

		47,074,120

Electric-Integrated - 0.2%

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,318,000	1,305,600

Finance-Consumer Loans - 0.8%

SLM Corp. FRS Senior Notes 4.33% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,953,969
SLM Corp. FRS Senior Notes 4.43% (CPIYOY+2.25%) due 05/03/2019	3,745,000	3,791,812

		5,745,781

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011(3)†	400,000	7,600
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014(3)†	578,000	11,271
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014(3)†	1,000,000	19,000

		37,871

Medical-Drugs - 0.3%

Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,761,000	1,764,959

Metal-Diversified - 0.0%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*#	338,000	332,457

Oil Companies-Exploration & Production - 0.2%

Apache Corp. Senior Notes 4.38% due 10/15/2028#	678,000	666,515
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	758,281

		1,424,796

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	2,549,000	2,447,011

Pharmacy Services - 0.4%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,070,443

Pipelines - 0.9%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027#	1,274,000	1,251,936
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	881,048
Energy Transfer Partners LP Company Guar. Notes 5.80% due 06/15/2038	1,067,000	1,088,947
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,271,396
Enterprise Products Operating LLC Company Guar. Notes 4.15% due 10/16/2028	1,826,000	1,874,461

		6,367,788

Total U.S. Corporate Bonds & Notes
(cost $81,122,676)		80,434,375

FOREIGN CORPORATE BONDS & NOTES - 5.2%
Banks-Commercial - 1.4%

Barclays Bank PLC FRS Senior Notes 3.18% (CPIYOY+1.00%) due 05/22/2023(3)	9,800,000	9,550,100

Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		475,000	489,487

			10,039,587

Diversified Banking Institutions - 2.6%

BNP Paribas SA FRS Senior Notes 3.05% (CPIYOY+1.14%) due 12/21/2020		431,000	423,458
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*		2,548,000	2,394,893
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		3,470,000	3,487,740
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)		10,000,000	9,815,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		738,000	659,441
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		1,150,000	1,177,459

			17,957,991

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	713,332

Gas-Distribution - 0.4%

National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,944,269

Gold Mining - 0.5%

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,507,603
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	1,656,484

			3,164,087

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		1,163,000	1,078,473

Total Foreign Corporate Bonds & Notes
(cost $36,374,047)			35,897,739

U.S. GOVERNMENT AGENCIES - 0.7%
Federal Home Loan Mtg. Corp. - 0.4%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.94% (1 ML+0.45%) due 12/15/2038(6)		455,895	456,643
Series 3925, Class FL 2.94% (1 ML+0.45%) due 01/15/2041(6)		1,386,165	1,389,314
Series 4001, Class FM 2.99% (1 ML+0.50%) due 02/15/2042(6)		384,556	386,022
Series 3355, Class BF 3.19% (1 ML+0.70%) due 08/15/2037(6)		389,394	394,984
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-HQ1, Class M2 4.69% (1 ML+2.20%) due 03/25/2025(6)		1,067	1,068
Series 2014-HQ2, Class M2 4.69% (1 ML+2.20%) due 09/25/2024(6)		650,998	663,711

			3,291,742

Federal National Mtg. Assoc. - 0.2%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 4.09% (1 ML+1.60%) due 01/25/2024(6)		1,848	1,852
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.89% (1 ML+0.40%) due 09/25/2042(6)		771,111	769,598
Series 2011-103, Class FD 2.94% (1 ML+0.45%) due 05/25/2040(6)		862,211	864,603

			1,636,053

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 3.03% (1 ML+0.55%) due 02/16/2040(6)		349,221	351,602

Total U.S. Government Agencies
(cost $5,280,575)			5,279,397

U.S. GOVERNMENT TREASURIES - 52.4%
United States Treasury Bonds - 19.8%

United States Treasury Bonds TIPS(7)
0.63% due 02/15/2043		6,387,825	5,733,156
0.75% due 02/15/2042		3,150,211	2,927,809
0.75% due 02/15/2045		8,368,773	7,664,401
0.88% due 02/15/2047		3,538,992	3,328,173
1.00% due 02/15/2046		7,327,078	7,114,040
1.00% due 02/15/2048		5,400,276	5,241,854
1.38% due 02/15/2044		4,619,658	4,879,575
1.75% due 01/15/2028		13,672,704	14,814,945
2.00% due 01/15/2026		4,443,484	4,833,750
2.13% due 02/15/2040		2,790,000	3,351,015
2.13% due 02/15/2041		4,784,491	5,771,479
2.38% due 01/15/2025		3,998,940	4,394,438
2.38% due 01/15/2027		4,983,760	5,609,117
2.50% due 01/15/2029		9,947,465	11,565,612

3.63% due 04/15/2028		21,593,511	26,947,465
3.88% due 04/15/2029		17,958,935	23,291,663

			137,468,492

United States Treasury Notes - 32.6%

United States Treasury Notes TIPS(7)
0.13% due 04/15/2020		18,025,392	17,885,977
0.13% due 04/15/2021		21,123,290	20,844,396
0.13% due 01/15/2022		5,672,764	5,590,434
0.13% due 04/15/2022		16,737,354	16,444,886
0.13% due 07/15/2022		2,513,026	2,481,619
0.13% due 01/15/2023		27,811,691	27,277,639
0.13% due 07/15/2024		19,497,151	19,061,251
0.13% due 07/15/2026		6,689,070	6,431,001
0.25% due 01/15/2025		7,531,893	7,357,201
0.38% due 07/15/2023		8,097,600	8,046,895
0.38% due 07/15/2025		7,370,726	7,257,478
0.38% due 01/15/2027		5,970,576	5,807,318
0.38% due 07/15/2027		15,275,924	14,871,748
0.50% due 01/15/2028		10,695,615	10,455,939
0.63% due 04/15/2023		12,846,812	12,832,259
0.63% due 01/15/2024		8,076,375	8,082,746
0.63% due 01/15/2026		5,984,850	5,959,679
0.75% due 07/15/2028		10,209,996	10,227,146
1.13% due 01/15/2021		4,364,393	4,403,196
1.25% due 07/15/2020		15,553,755	15,760,160

			227,078,968

Total U.S. Government Treasuries
(cost $359,730,470)			364,547,460

FOREIGN GOVERNMENT OBLIGATIONS - 20.9%
Sovereign - 20.9%

Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(7)	AUD	15,484,500	11,163,433
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(7)	AUD	3,287,625	2,839,029
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(7)	AUD	16,421,700	13,576,694
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	17,518,080	19,021,018
Government of Canada Bonds 4.25% due 12/01/2021(7)	CAD	30,509,820	25,729,844
Government of France Bonds 2.10% due 07/25/2023(7)	EUR	5,949,248	7,701,960
Government of New Zealand Senior Notes 2.00% due 09/20/2025(7)	NZD	34,435,200	25,039,658
Kingdom of Spain Bonds 0.30% due 11/30/2021(7)	EUR	14,029,740	16,565,964
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	9,597,245	11,890,951
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 08/10/2028(7)	GBP	5,829,219	9,324,366
United Mexican States Bonds 2.50% due 12/10/2020(7)	MXN	43,451,337	2,185,637

Total Foreign Government Obligations
(cost $147,306,770)			145,038,554

PREFERRED SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	222,084

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.0%
Banks-Commercial - 0.1%

Corestates Capital II FRS 3.44% (3 ML+0.65%) due 01/15/2027*		669,000	618,825

Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,024,764

Banks-Super Regional - 0.3%

SunTrust Capital III FRS 3.44% (3 ML+0.65%) due 03/15/2028		1,067,000	996,909
Wachovia Capital Trust II FRS 3.29% (3 ML+0.50%) due 01/15/2027		1,039,000	961,075

			1,957,984

Diversified Banking Institutions - 0.9%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 03/21/2019(8)		3,161,000	2,433,970
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(8)		2,539,000	2,335,880
HSBC Holdings PLC 6.00% due 05/22/2027(8)		1,018,000	991,277
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)		366,000	392,462

			6,153,589

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 4.80% (3 ML+2.11%) due 05/15/2067		819,000	720,351

Insurance-Life/Health - 1.0%

Prudential Financial, Inc. 5.70% due 09/15/2048		7,000,000	6,855,660

Insurance-Multi-line - 0.5%

Genworth Holdings, Inc. FRS 4.69% (3 ML+2.00%) due 11/15/2066		800,000	440,000

Hartford Financial Services Group, Inc. FRS 4.81% (3 ML+2.13%) due 02/12/2067*	3,202,000	2,741,713

		3,181,713

Pipelines - 1.0%
Andeavor Logistics LP 6.88% due 02/15/2023(8)	1,271,000	1,232,870
Enbridge, Inc. 5.50% due 07/15/2077	2,670,000	2,468,006
Energy Transfer Partners LP 6.25% due 02/15/2023(8)	2,554,000	2,330,525
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	475,000	385,937
Enterprise Products Operating LLC 5.25% due 08/16/2077	859,000	787,697

		7,205,035

Total Preferred Securities/Capital Securities
(cost $29,442,459)		27,717,921

Total Long-Term Investment Securities
(cost $686,300,607)		686,549,537

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(9)	8,305,731	8,305,731
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(9)(10)	688,170	688,170

Total Short-Term Investment Securities
(cost $8,993,901)		8,993,901

TOTAL INVESTMENTS
(cost $695,294,508)	100.0%	695,543,438
Liabilities in excess of other assets	0.0	(261,836)

NET ASSETS	100.0%	$695,281,602

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $35,900,111 representing 5.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $20,736,623 representing 3.0% of net assets.
(4)	Securities classified as Level 3 (see Note 1).
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of February 28, 2019.
(10)

At February 28, 2019, the Fund had loaned securities with a total value of $2,091,537. This was secured by collateral of $688,170, which was received in cash and subsequently invested in short-term investments currently valued at $688,170 as reported in the Portfolio of Investments. Additional collateral of $1,458,625 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$29,345
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2019 to 11/15/2046	1,429,280

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$27,412,007	$—	$27,412,007
U.S. Corporate Bonds & Notes	—	80,434,375	—	80,434,375
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	8,142,991	9,815,000	17,957,991
Other Industries	—	17,939,748	—	17,939,748
U.S. Government Agencies	—	5,279,397	—	5,279,397
U.S. Government Treasuries	—	364,547,460	—	364,547,460
Foreign Government Obligations	—	145,038,554	—	145,038,554
Preferred Securities	222,084	—	—	222,084
Preferred Securities/Capital Securities	—	27,717,921	—	27,717,921
Short-Term Investment Securities	8,993,901	—	—	8,993,901

Total Investment at Value	$9,215,985	$676,512,453	$9,815,000	$695,543,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2018	$18,372,760
Accrued Discounts	6,077
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	200,000
Change in unrealized depreciation(1)	(212,237)
Net purchases	998,500
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3(2)	(9,550,100)

Balance as of 02/28/2019	$9,815,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2019 includes:

Foreign Corporate Bonds & Notes
$200,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2019.

(2)	Security was transferred from Level 3 to Level 2 due to a reassessment of inputs.

The Fund’s security classified as Level 3, with a fair value of $9,815,000 at February 28, 2019, is attributable to valuations from a single broker which was deemed to been indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.3%
Australia - 6.5%

AGL Energy, Ltd.	46,199	$695,079
Alumina, Ltd.	188,700	341,329
Amcor, Ltd.	84,245	899,376
AMP, Ltd.#	211,111	353,414
APA Group	80,758	573,430
Aristocrat Leisure, Ltd.	41,068	717,220
ASX, Ltd.	14,268	706,143
Aurizon Holdings, Ltd.	143,587	460,378
AusNet Services	125,630	154,616
Australia & New Zealand Banking Group, Ltd.	204,204	4,055,860
Bank of Queensland, Ltd.#	26,615	170,103
Bendigo & Adelaide Bank, Ltd.	32,122	224,667
BGP Holdings PLC†(1)(2)	835,027	176
BHP Group, Ltd.	209,337	5,528,403
BlueScope Steel, Ltd.	40,571	387,366
Boral, Ltd.	82,816	292,553
Brambles, Ltd.	111,996	934,266
Caltex Australia, Ltd.	19,531	396,233
Challenger, Ltd.	41,315	235,920
CIMIC Group, Ltd.	7,629	271,393
Coca-Cola Amatil, Ltd.	36,036	203,730
Cochlear, Ltd.	4,237	512,441
Coles Group, Ltd.†	81,100	651,796
Commonwealth Bank of Australia	124,582	6,535,129
Computershare, Ltd.	32,796	401,301
Crown Resorts, Ltd.	26,919	218,829
CSL, Ltd.	32,109	4,413,179
Dexus	69,029	588,568
Domino’s Pizza Enterprises, Ltd.#	4,349	127,255
Flight Centre Travel Group, Ltd.#	4,202	136,426
Fortescue Metals Group, Ltd.	111,201	478,015
Goodman Group	116,569	1,058,409
GPT Group	124,925	518,401
Harvey Norman Holdings, Ltd.#	39,521	100,923
Incitec Pivot, Ltd.	123,358	294,889
Insurance Australia Group, Ltd.	169,510	883,778
LendLease Group	40,862	373,333
Macquarie Group, Ltd.	22,909	2,090,465
Medibank Private, Ltd.	200,714	404,349
Mirvac Group	274,370	500,185
National Australia Bank, Ltd.	193,183	3,443,674
Newcrest Mining, Ltd.	55,681	960,575
Orica, Ltd.	27,724	347,105
Origin Energy, Ltd.	125,305	654,194
QBE Insurance Group, Ltd.	98,587	863,669
Ramsay Health Care, Ltd.	9,887	454,324
REA Group, Ltd.	3,971	229,684
Rio Tinto, Ltd.	26,376	1,799,136
Santos, Ltd.	125,818	617,603
Scentre Group	378,348	1,038,635
SEEK, Ltd.	24,730	323,128
Sonic Healthcare, Ltd.	30,803	527,025
South32, Ltd.	373,260	1,035,259
Stockland	172,428	428,091
Suncorp Group, Ltd.	91,115	875,770
Sydney Airport	81,016	413,775
Tabcorp Holdings, Ltd.	138,872	464,962
Telstra Corp., Ltd.	291,845	647,973
TPG Telecom, Ltd.	24,261	114,616
Transurban Group	185,944	1,644,786
Treasury Wine Estates, Ltd.	52,547	558,368
Vicinity Centres	242,195	422,631
Washington H. Soul Pattinson & Co., Ltd.	7,655	159,807
Wesfarmers, Ltd.	81,100	1,908,789
Westpac Banking Corp.	244,082	4,667,844
Woodside Petroleum, Ltd.	66,566	1,711,674
Woolworths Group, Ltd.	93,385	1,899,177
WorleyParsons, Ltd.#	22,817	241,322

		66,342,922

Austria - 0.2%

ANDRITZ AG	5,428	271,042
Erste Group Bank AG	20,673	781,857
OMV AG	10,710	563,665
Raiffeisen Bank International AG	10,543	268,863
Verbund AG#	4,839	232,934
voestalpine AG	8,261	255,772

		2,374,133

Belgium - 0.9%

Ageas	13,267	653,873
Anheuser-Busch InBev SA	54,090	4,217,514
Colruyt SA	4,269	304,457
Groupe Bruxelles Lambert SA	6,021	579,253
KBC Group NV	17,896	1,325,569
Proximus SADP	11,273	297,866
Solvay SA	5,313	594,779
Telenet Group Holding NV	3,920	176,925
UCB SA	9,282	777,899
Umicore SA#	14,944	645,926

		9,574,061

Bermuda - 0.4%

CK Infrastructure Holdings, Ltd.	47,000	391,879
Dairy Farm International Holdings, Ltd.	24,326	217,474
Hongkong Land Holdings, Ltd.	83,800	600,846
Jardine Matheson Holdings, Ltd.	15,386	1,054,864
Jardine Strategic Holdings, Ltd.	15,461	610,710
Kerry Properties, Ltd.	46,500	194,299
NWS Holdings, Ltd.	108,000	261,410
Shangri-La Asia, Ltd.	76,000	108,049
Yue Yuen Industrial Holdings, Ltd.	52,500	176,566

		3,616,097

Cayman Islands - 0.7%

ASM Pacific Technology, Ltd.	21,600	228,802
BeiGene, Ltd. ADR†	2,318	317,682
CK Asset Holdings, Ltd.	185,308	1,537,987
CK Hutchison Holdings, Ltd.	191,808	2,041,537
Melco Resorts & Entertainment, Ltd. ADR	17,612	405,781
MGM China Holdings, Ltd.#	69,600	146,298
Minth Group, Ltd.	51,629	204,549
Sands China, Ltd.	177,200	884,900
WH Group, Ltd.*	621,500	551,846
Wharf Real Estate Investment Co., Ltd.	87,000	611,236
Wynn Macau, Ltd.	114,800	283,719

		7,214,337

Denmark - 1.7%

AP Moller-Maersk A/S, Series A	282	362,638
AP Moller-Maersk A/S, Series B#	454	611,853
Carlsberg A/S, Class B	7,611	921,997
Chr. Hansen Holding A/S#	7,076	720,831
Coloplast A/S, Class B	8,249	822,215
Danske Bank A/S	50,934	1,013,345
DSV A/S	13,406	1,115,097
Genmab A/S†	4,365	754,302
H. Lundbeck A/S	4,909	224,519
ISS A/S	11,839	369,464
Novo Nordisk A/S, Class B	129,195	6,339,258
Novozymes A/S, Class B	15,883	721,102
Orsted A/S*	13,325	966,971
Pandora A/S	7,845	411,664
Tryg A/S#	7,967	217,171
Vestas Wind Systems A/S#	13,895	1,156,619
William Demant Holding A/S†#	7,179	215,610

		16,944,656

Finland - 1.2%

Elisa Oyj	10,717	449,691
Fortum Oyj	32,722	726,527
Kone Oyj, Class B	24,420	1,193,557
Metso Oyj	8,320	282,109
Neste Oyj	9,357	899,343
Nokia Oyj	400,796	2,423,486
Nokian Renkaat Oyj	8,381	296,475
Nordea Bank Abp	216,439	1,962,855
Orion Oyj, Class B	7,400	264,382
Sampo Oyj, Class A	31,983	1,539,561
Stora Enso Oyj, Class R	40,938	548,768
UPM-Kymmene Oyj	37,990	1,145,974
Wartsila Oyj Abp	32,816	533,023

		12,265,751

France - 9.6%

Accor SA	13,405	565,987
Aeroports de Paris	2,199	426,713
Air Liquide SA	30,434	3,795,769
Alstom SA	10,970	476,902
Amundi SA*	4,267	285,191
Arkema SA	4,745	478,408
Atos SE	6,676	641,053
AXA SA	136,929	3,472,442
BioMerieux	2,876	237,170
BNP Paribas SA	79,774	4,088,241
Bollore SA	62,795	279,133
Bouygues SA	15,583	589,352
Bureau Veritas SA	19,095	456,546
Capgemini SE	11,338	1,356,701
Carrefour SA	42,064	861,222
Casino Guichard Perrachon SA#	4,178	220,933
Cie de Saint-Gobain	35,192	1,267,322
Cie Generale des Etablissements Michelin SCA	12,203	1,464,371
CNP Assurances	12,765	295,037
Covivio	3,236	327,590
Credit Agricole SA	79,281	1,012,881
Danone SA	43,785	3,303,448
Dassault Aviation SA	161	271,031
Dassault Systemes SE	9,148	1,338,653
Edenred	16,741	743,020
Eiffage SA	5,685	554,688
Electricite de France SA	41,631	604,700
Engie SA	129,463	1,951,163
EssilorLuxottica SA	20,329	2,461,465
Eurazeo SE	3,445	259,014
Eutelsat Communications SA	11,271	222,558
Faurecia SA	5,345	254,981
Gecina SA#	3,284	487,094
Getlink SE	34,841	514,396
Hermes International#	2,248	1,423,730
ICADE	2,383	202,884
Iliad SA	1,955	203,470
Imerys SA	2,546	144,739
Ingenico Group SA	3,964	266,112
Ipsen SA	2,658	367,638
JCDecaux SA	4,947	152,491
Kering SA	5,368	2,931,408
Klepierre SA	14,735	514,374
L’Oreal SA	17,819	4,497,516
Legrand SA	19,248	1,269,830
LVMH Moet Hennessy Louis Vuitton SE	19,738	6,780,195
Natixis SA	68,466	376,300
Orange SA	141,400	2,161,627
Pernod Ricard SA	15,176	2,613,456
Peugeot SA	41,562	1,057,062
Publicis Groupe SA	15,045	833,913
Remy Cointreau SA	1,783	232,214
Renault SA	13,573	929,867
Rexel SA	21,648	269,874
Safran SA	23,566	3,213,935
Sanofi	80,043	6,691,797
Sartorius Stedim Biotech	1,965	231,332
Schneider Electric SE	38,836	3,022,384
SCOR SE	12,143	546,819
SEB SA	1,597	275,019
Societe BIC SA	1,822	172,323
Societe Generale SA	54,565	1,675,753
Sodexo SA	6,423	705,598
Suez	26,068	333,129
Teleperformance	4,099	731,998
Thales SA	7,432	915,094
TOTAL SA	170,133	9,673,949
Ubisoft Entertainment SA†	5,591	403,827
Valeo SA	16,828	531,163
Veolia Environnement SA	37,862	831,176
Vinci SA	36,054	3,441,526
Vivendi SA	74,201	2,169,077
Wendel SA	2,062	260,107

		98,619,881

Germany - 8.2%

1&1 Drillisch AG	3,752	148,431
adidas AG	13,394	3,254,195
Allianz SE	30,548	6,796,475
Axel Springer SE	3,450	196,799

BASF SE	65,311	4,976,550
Bayer AG	66,310	5,300,818
Bayerische Motoren Werke AG	23,321	1,971,181
Bayerische Motoren Werke AG (Preference Shares)	3,981	293,879
Beiersdorf AG	7,163	664,514
Brenntag AG	11,150	552,960
Commerzbank AG†	71,324	588,580
Continental AG	7,919	1,297,074
Covestro AG*	13,707	781,734
Daimler AG	64,828	3,883,073
Delivery Hero SE†*	6,567	254,565
Deutsche Bank AG	139,746	1,297,224
Deutsche Boerse AG	13,585	1,716,745
Deutsche Lufthansa AG	17,562	448,459
Deutsche Post AG	70,201	2,181,504
Deutsche Telekom AG	235,411	3,878,621
Deutsche Wohnen SE	25,137	1,172,275
E.ON SE	155,437	1,712,325
Evonik Industries AG	11,485	323,324
Fraport AG Frankfurt Airport Services Worldwide	2,772	222,665
Fresenius Medical Care AG & Co. KGaA	15,139	1,186,103
Fresenius SE & Co. KGaA	29,462	1,656,475
Fuchs Petrolub SE (Preference Shares)	5,403	241,524
GEA Group AG	11,544	276,664
Hannover Rueck SE	4,474	666,652
HeidelbergCement AG	10,443	767,819
Henkel AG & Co. KGaA	7,591	713,200
Henkel AG & Co. KGaA (Preference Shares)	12,683	1,267,204
HOCHTIEF AG	1,463	231,974
HUGO BOSS AG	4,860	359,431
Infineon Technologies AG	80,604	1,769,940
Innogy SE*	9,817	453,800
KION Group AG	5,015	285,900
LANXESS AG	6,214	336,795
Merck KGaA	9,357	966,182
METRO AG	12,056	202,474
MTU Aero Engines AG	3,634	779,163
Muenchener Rueckversicherungs-Gesellschaft AG	10,633	2,504,771
OSRAM Licht AG	7,021	304,268
Porsche Automobil Holding SE (Preference Shares)	10,897	726,582
ProSiebenSat.1 Media SE	15,932	290,674
Puma SE	593	334,218
RWE AG	35,910	876,551
SAP SE	69,824	7,481,483
Sartorius AG (Preference Shares)	2,528	400,841
Siemens AG	54,333	5,940,934
Siemens Healthineers AG*	10,641	431,130
Symrise AG	8,980	791,404
Telefonica Deutschland Holding AG	53,043	174,123
thyssenkrupp AG	31,658	473,523
TUI AG	31,357	332,806
Uniper SE	14,171	412,802
United Internet AG	8,730	317,659
Volkswagen AG	2,310	408,315
Volkswagen AG (Preference Shares)	13,109	2,250,043
Vonovia SE	34,525	1,674,491
Wirecard AG	8,322	1,140,635
Zalando SE†*	7,881	290,441

		83,632,964

Hong Kong - 2.7%

AIA Group, Ltd.	856,000	8,560,273
Bank of East Asia, Ltd.	85,600	298,246
BOC Hong Kong Holdings, Ltd.	265,500	1,109,386
CLP Holdings, Ltd.	118,500	1,403,930
Galaxy Entertainment Group, Ltd.	170,000	1,207,363
Hang Lung Group, Ltd.	61,000	191,554
Hang Lung Properties, Ltd.	146,000	344,831
Hang Seng Bank, Ltd.	54,600	1,352,871
Henderson Land Development Co., Ltd.	92,938	525,679
Hong Kong & China Gas Co., Ltd.	656,924	1,521,434
Hong Kong Exchanges & Clearing, Ltd.	83,900	2,892,237
Hysan Development Co., Ltd.	44,000	232,339
Link REIT	150,000	1,695,914
MTR Corp., Ltd.	104,000	597,522
New World Development Co., Ltd.	435,000	694,914
PCCW, Ltd.	296,000	177,983
Power Assets Holdings, Ltd.	100,500	697,761
Sino Land Co., Ltd.	236,000	439,545
SJM Holdings, Ltd.	141,000	158,967
Sun Hung Kai Properties, Ltd.	114,500	1,896,239
Swire Pacific, Ltd., Class A	35,500	422,170
Swire Properties, Ltd.	84,600	339,489
Techtronic Industries Co., Ltd.	100,500	671,515
Wharf Holdings, Ltd.	87,000	272,091
Wheelock & Co., Ltd.	58,000	392,713

		28,096,966

Ireland - 0.6%

AIB Group PLC	57,638	271,157
Bank of Ireland Group PLC	67,506	438,824
CRH PLC	59,500	1,884,162
DCC PLC	6,981	604,166
James Hardie Industries PLC CDI	31,649	396,022
Kerry Group PLC, Class A	11,285	1,161,669
Kingspan Group PLC	10,883	513,228
Paddy Power Betfair PLC	6,043	488,713
Smurfit Kappa Group PLC	16,002	453,945

		6,211,886

Isle of Man - 0.0%

GVC Holdings PLC	38,647	336,518

Israel - 0.5%

Azrieli Group, Ltd.	2,644	148,016
Bank Hapoalim B.M.	77,903	536,276
Bank Leumi Le-Israel B.M.	107,071	708,115
Bezeq The Israeli Telecommunication Corp., Ltd.	140,855	123,507

Check Point Software Technologies, Ltd.†	8,881	1,086,146
Elbit Systems, Ltd.	1,658	218,298
Israel Chemicals, Ltd.	50,805	284,555
Mizrahi Tefahot Bank, Ltd.	10,165	194,695
NICE, Ltd.†	4,310	506,583
Teva Pharmaceutical Industries, Ltd. ADR†	68,782	1,157,601
Wix.com, Ltd.†	3,092	337,801

		5,301,593

Italy - 1.8%

Assicurazioni Generali SpA	83,346	1,487,915
Atlantia SpA	35,133	854,388
Davide Campari-Milano SpA	40,454	385,831
Enel SpA	578,403	3,500,050
Eni SpA	181,577	3,132,304
Intesa Sanpaolo SpA	1,058,103	2,610,475
Leonardo SpA	29,108	293,543
Mediobanca Banca di Credito Finanziario SpA	44,112	442,645
Moncler SpA	12,722	487,950
Pirelli & C SpA†*	28,567	191,712
Poste Italiane SpA*	37,230	335,814
Prysmian SpA	17,080	348,726
Recordati SpA	7,375	277,414
Snam SpA	162,483	803,026
Telecom Italia SpA†	805,187	490,718
Telecom Italia SpA (RSP)	450,374	245,432
Terna Rete Elettrica Nazionale SpA	101,169	629,228
UniCredit SpA	142,159	1,934,886

		18,452,057

Japan - 22.7%

ABC-Mart, Inc.#	2,300	131,647
Acom Co., Ltd.#	29,500	100,834
Aeon Co., Ltd.#	43,700	919,752
AEON Financial Service Co., Ltd.	8,100	159,071
Aeon Mall Co., Ltd.	8,200	133,595
AGC, Inc.	13,200	457,112
Air Water, Inc.	11,500	183,232
Aisin Seiki Co., Ltd.	11,600	452,178
Ajinomoto Co., Inc.	32,700	494,028
Alfresa Holdings Corp.	12,900	373,234
Alps Apine Co., Ltd.	14,202	278,650
Amada Holdings Co., Ltd.	24,800	260,537
ANA Holdings, Inc.	8,700	322,508
Aozora Bank, Ltd.	8,300	239,026
Asahi Group Holdings, Ltd.	25,800	1,112,642
Asahi Intecc Co., Ltd.	6,900	331,180
Asahi Kasei Corp.	91,100	992,198
Asics Corp.#	11,700	155,559
Astellas Pharma, Inc.	133,800	2,062,848
Bandai Namco Holdings, Inc.	14,100	599,596
Bank of Kyoto, Ltd.	3,700	165,473
Benesse Holdings, Inc.	4,800	130,265
Bridgestone Corp.	43,300	1,706,517
Brother Industries, Ltd.	17,300	315,844
Calbee, Inc.	5,300	146,687
Canon, Inc.	71,600	2,056,176
Casio Computer Co., Ltd.	15,400	208,760
Central Japan Railway Co.	10,200	2,285,426
Chiba Bank, Ltd.	42,800	259,568
Chubu Electric Power Co., Inc.	43,500	683,925
Chugai Pharmaceutical Co., Ltd.	16,300	1,106,993
Chugoku Electric Power Co., Inc.#	19,900	258,335
Coca-Cola Bottlers Japan Holdings, Inc.	8,802	226,476
Concordia Financial Group, Ltd.	76,400	309,123
Credit Saison Co., Ltd.	10,700	155,127
CyberAgent, Inc.	7,249	225,342
Dai Nippon Printing Co., Ltd.	18,300	423,249
Dai-ichi Life Holdings, Inc.	75,800	1,146,197
Daicel Corp.	19,000	199,776
Daifuku Co., Ltd.	6,991	342,447
Daiichi Sankyo Co., Ltd.	40,300	1,506,572
Daikin Industries, Ltd.	17,600	1,908,976
Daito Trust Construction Co., Ltd.	5,200	720,065
Daiwa House Industry Co., Ltd.	40,100	1,239,353
Daiwa House REIT Investment Corp.#	120	267,420
Daiwa Securities Group, Inc.	114,700	581,912
DeNA Co., Ltd.	7,500	115,395
Denso Corp.	31,000	1,329,942
Dentsu, Inc.	15,300	638,272
Disco Corp.	2,100	289,006
East Japan Railway Co.	22,000	2,103,979
Eisai Co., Ltd.	17,800	1,468,362
Electric Power Development Co., Ltd.	10,300	257,257
FamilyMart UNY Holdings Co., Ltd.#	18,000	512,717
FANUC Corp.	13,700	2,266,433
Fast Retailing Co., Ltd.#	4,100	1,918,593
Fuji Electric Co., Ltd.	8,100	254,340
FUJIFILM Holdings Corp.	27,500	1,231,351
Fujitsu, Ltd.	14,100	949,867
Fukuoka Financial Group, Inc.	10,900	235,475
Hakuhodo DY Holdings, Inc.	17,100	261,873
Hamamatsu Photonics KK	10,100	355,197
Hankyu Hanshin Holdings, Inc.	16,600	601,660
Hikari Tsushin, Inc.	1,500	268,470
Hino Motors, Ltd.	18,400	168,871
Hirose Electric Co., Ltd.	2,335	239,858
Hisamitsu Pharmaceutical Co., Inc.#	4,100	202,306
Hitachi Chemical Co., Ltd.	7,600	137,866
Hitachi Construction Machinery Co., Ltd.	7,900	196,960
Hitachi High-Technologies Corp.	4,400	167,174
Hitachi Metals, Ltd.	16,200	164,812
Hitachi, Ltd.	68,700	2,055,484
Honda Motor Co., Ltd.	115,900	3,278,452
Hoshizaki Corp.	3,900	263,814
Hoya Corp.	27,400	1,672,785
Hulic Co., Ltd.	21,500	197,322
Idemitsu Kosan Co., Ltd.	9,800	347,284
IHI Corp.	11,100	292,375
Iida Group Holdings Co., Ltd.	10,500	191,603
Inpex Corp.	72,800	707,329
Isetan Mitsukoshi Holdings, Ltd.	24,300	241,114
Isuzu Motors, Ltd.	39,200	561,105

ITOCHU Corp.	100,600	1,803,246
J. Front Retailing Co., Ltd.#	17,400	192,475
Japan Airlines Co., Ltd.	8,900	324,573
Japan Airport Terminal Co., Ltd.	3,000	118,961
Japan Exchange Group, Inc.	36,200	638,164
Japan Post Bank Co., Ltd.	29,600	330,084
Japan Post Holdings Co., Ltd.	111,900	1,360,288
Japan Prime Realty Investment Corp.	56	219,549
Japan Real Estate Investment Corp.	92	532,364
Japan Retail Fund Investment Corp.#	180	362,374
Japan Tobacco, Inc.	78,400	1,992,618
JFE Holdings, Inc.	36,100	628,791
JGC Corp.	14,300	207,704
JSR Corp.	13,000	215,296
JTEKT Corp.	14,800	183,232
JXTG Holdings, Inc.	232,000	1,083,770
Kajima Corp.	31,300	462,768
Kakaku.com, Inc.	10,700	205,524
Kamigumi Co., Ltd.	7,500	173,664
Kaneka Corp.	3,900	152,375
Kansai Electric Power Co., Inc.	51,600	771,003
Kansai Paint Co., Ltd.	12,600	231,393
Kao Corp.	35,100	2,652,693
Kawasaki Heavy Industries, Ltd.	10,400	266,846
KDDI Corp.	126,000	3,039,080
Keihan Holdings Co., Ltd.	7,200	297,780
Keikyu Corp.	16,399	271,588
Keio Corp.	7,400	434,181
Keisei Electric Railway Co., Ltd.	9,400	320,459
Keyence Corp.	6,900	4,019,351
Kikkoman Corp.	9,900	492,047
Kintetsu Group Holdings Co., Ltd.	12,400	559,566
Kirin Holdings Co., Ltd.	58,700	1,310,764
Kobayashi Pharmaceutical Co., Ltd.	3,401	273,996
Kobe Steel, Ltd.	22,300	176,255
Koito Manufacturing Co., Ltd.	7,500	433,320
Komatsu, Ltd.	65,700	1,609,713
Konami Holdings Corp.	6,600	272,076
Konica Minolta, Inc.	32,200	311,990
Kose Corp.	2,079	336,102
Kubota Corp.	70,200	946,266
Kuraray Co., Ltd.	22,500	301,575
Kurita Water Industries, Ltd.	7,400	186,154
Kyocera Corp.	22,900	1,261,642
Kyowa Hakko Kirin Co., Ltd.	18,100	345,226
Kyushu Electric Power Co., Inc.	27,100	321,898
Kyushu Railway Co.	11,500	393,083
Lawson, Inc.#	3,500	211,950
LINE Corp.†#	5,100	188,050
Lion Corp.	15,800	323,612
LIXIL Group Corp.	19,400	262,635
M3, Inc.	30,600	506,774
Makita Corp.	15,800	559,198
Marubeni Corp.	112,200	799,940
Marui Group Co., Ltd.	14,700	258,353
Maruichi Steel Tube, Ltd.	3,300	99,179
Mazda Motor Corp.	39,800	466,860
McDonald’s Holdings Co. Japan, Ltd.	4,700	210,407
Mebuki Financial Group, Inc.	66,900	180,657
Medipal Holdings Corp.	12,000	279,478
MEIJI Holdings Co., Ltd.	8,700	688,413
Minebea Mitsumi, Inc.	26,800	429,416
MISUMI Group, Inc.	19,500	472,521
Mitsubishi Chemical Holdings Corp.	91,200	672,474
Mitsubishi Corp.	96,100	2,706,302
Mitsubishi Electric Corp.	129,800	1,623,301
Mitsubishi Estate Co., Ltd.	84,100	1,443,353
Mitsubishi Gas Chemical Co., Inc.	11,700	178,652
Mitsubishi Heavy Industries, Ltd.	22,200	902,420
Mitsubishi Materials Corp.	7,900	216,875
Mitsubishi Motors Corp.	47,700	267,461
Mitsubishi Tanabe Pharma Corp.	16,300	234,852
Mitsubishi UFJ Financial Group, Inc.	835,200	4,321,176
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,000	147,517
Mitsui & Co., Ltd.	117,700	1,847,890
Mitsui Chemicals, Inc.	13,300	323,715
Mitsui Fudosan Co., Ltd.	64,300	1,521,475
Mitsui OSK Lines, Ltd.	7,899	184,958
Mizuho Financial Group, Inc.	1,711,300	2,689,811
MonotaRO Co., Ltd.	8,900	209,675
MS&AD Insurance Group Holdings, Inc.	33,800	1,013,712
Murata Manufacturing Co., Ltd.	12,800	1,989,503
Nabtesco Corp.	8,300	218,846
Nagoya Railroad Co., Ltd.	13,000	357,466
NEC Corp.	19,000	633,248
Nexon Co., Ltd.†	31,300	496,184
NGK Insulators, Ltd.	19,000	289,607
NGK Spark Plug Co., Ltd.	11,300	239,858
NH Foods, Ltd.	6,500	237,048
Nidec Corp.	15,900	1,922,150
Nikon Corp.	22,800	344,869
Nintendo Co., Ltd.	7,900	2,157,413
Nippon Building Fund, Inc.	95	617,907
Nippon Electric Glass Co., Ltd.	5,500	148,522
Nippon Express Co., Ltd.	5,300	312,394
Nippon Paint Holdings Co., Ltd.#	10,400	399,336
Nippon Prologis REIT, Inc.	129	274,052
Nippon Steel & Sumitomo Metal Corp.	57,400	1,031,722
Nippon Telegraph & Telephone Corp.	49,200	2,119,133
Nippon Yusen KK	11,700	184,215
Nissan Chemical Corp.	8,700	438,649
Nissan Motor Co., Ltd.	166,000	1,433,261
Nisshin Seifun Group, Inc.	14,100	302,075
Nissin Foods Holdings Co., Ltd.	4,200	291,266
Nitori Holdings Co., Ltd.	5,600	697,582
Nitto Denko Corp.	11,500	613,044
Nomura Holdings, Inc.	246,600	952,640
Nomura Real Estate Holdings, Inc.	9,000	170,287
Nomura Real Estate Master Fund, Inc.	276	377,855
Nomura Research Institute, Ltd.	7,900	321,060
NSK, Ltd.	27,500	252,389
NTT Data Corp.	44,500	485,861
NTT DOCOMO, Inc.	94,100	2,187,773
Obayashi Corp.	46,800	455,551
OBIC Co., Ltd.	4,600	438,685

Odakyu Electric Railway Co., Ltd.	20,899	487,671
Oji Holdings Corp.	57,400	340,903
Olympus Corp.	20,600	910,196
Omron Corp.	13,600	586,265
Ono Pharmaceutical Co., Ltd.	27,100	556,393
Oracle Corp. Japan	2,600	193,837
Oriental Land Co., Ltd.	14,200	1,558,032
ORIX Corp.	93,400	1,350,745
Osaka Gas Co., Ltd.	27,200	556,372
Otsuka Corp.	6,700	240,735
Otsuka Holdings Co., Ltd.	27,700	1,153,576
Pan Pacific International Holdings Corp	8,700	518,261
Panasonic Corp.	156,130	1,435,726
Park24 Co., Ltd.	7,300	175,124
Persol Holdings Co., Ltd.	12,574	215,235
Pigeon Corp.	8,200	333,988
Pola Orbis Holdings, Inc.	6,232	174,719
Rakuten, Inc.	61,200	480,969
Recruit Holdings Co., Ltd.	77,583	2,167,438
Renesas Electronics Corp.†	59,700	349,207
Resona Holdings, Inc.	148,700	671,428
Ricoh Co., Ltd.	47,800	484,583
Rinnai Corp.	2,500	167,990
Rohm Co., Ltd.	6,700	422,563
Ryohin Keikaku Co., Ltd.	1,714	406,261
Sankyo Co., Ltd.	3,400	125,062
Santen Pharmaceutical Co., Ltd.	26,700	415,597
SBI Holdings, Inc.	16,000	336,464
Secom Co., Ltd.	14,800	1,277,316
Sega Sammy Holdings, Inc.	13,200	153,476
Seibu Holdings, Inc.	15,700	278,604
Seiko Epson Corp.	20,100	296,816
Sekisui Chemical Co., Ltd.	28,000	438,846
Sekisui House, Ltd.	43,300	650,092
Seven & i Holdings Co., Ltd.	53,100	2,331,417
Seven Bank, Ltd.	43,600	127,125
SG Holdings Co., Ltd.	6,728	196,773
Sharp Corp.#	15,100	176,380
Shimadzu Corp.	15,900	391,562
Shimamura Co., Ltd.#	1,500	126,632
Shimano, Inc.	5,300	804,046
Shimizu Corp.	37,500	329,027
Shin-Etsu Chemical Co., Ltd.	26,100	2,170,844
Shinsei Bank, Ltd.	11,800	161,864
Shionogi & Co., Ltd.	20,000	1,276,813
Shiseido Co., Ltd.	27,100	1,786,487
Shizuoka Bank, Ltd.	32,200	253,925
Showa Denko KK	9,600	356,991
Showa Shell Sekiyu KK	13,600	203,759
SMC Corp.	4,100	1,425,335
Softbank Corp.†#	119,000	1,483,964
SoftBank Group Corp.	58,700	5,413,681
Sohgo Security Services Co., Ltd.	5,100	220,078
Sompo Holdings, Inc.	23,700	883,873
Sony Corp.	89,900	4,307,683
Sony Financial Holdings, Inc.	12,800	241,726
Stanley Electric Co., Ltd.	10,300	295,698
Subaru Corp.	43,500	1,103,062
SUMCO Corp.	16,604	210,483
Sumitomo Chemical Co., Ltd.	108,600	537,812
Sumitomo Corp.	80,100	1,150,137
Sumitomo Dainippon Pharma Co., Ltd.	11,500	283,412
Sumitomo Electric Industries, Ltd.	53,700	746,255
Sumitomo Heavy Industries, Ltd.	7,900	270,031
Sumitomo Metal Mining Co., Ltd.	16,900	494,878
Sumitomo Mitsui Financial Group, Inc.	94,500	3,342,027
Sumitomo Mitsui Trust Holdings, Inc.	23,400	885,700
Sumitomo Realty & Development Co., Ltd.	25,700	960,075
Sumitomo Rubber Industries, Ltd.#	12,700	163,044
Sundrug Co., Ltd.	5,280	161,529
Suntory Beverage & Food, Ltd.	10,200	449,307
Suzuken Co., Ltd.	5,500	300,991
Suzuki Motor Corp.	24,200	1,237,736
Sysmex Corp.	11,800	709,175
T&D Holdings, Inc.	38,800	465,224
Taiheiyo Cement Corp.	8,600	293,572
Taisei Corp.	14,800	698,408
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	252,770
Taiyo Nippon Sanso Corp.	9,200	129,831
Takashimaya Co., Ltd.#	10,600	139,317
Takeda Pharmaceutical Co., Ltd.	50,500	2,024,712
Takeda Pharmaceutical Co., Ltd. ADR	116,589	2,338,778
TDK Corp.	9,200	718,073
Teijin, Ltd.	13,500	226,120
Terumo Corp.	21,500	1,315,480
THK Co., Ltd.	8,100	198,821
Tobu Railway Co., Ltd.	14,000	390,616
Toho Co., Ltd.	8,000	285,650
Toho Gas Co., Ltd.	5,800	263,293
Tohoku Electric Power Co., Inc.	30,000	392,948
Tokio Marine Holdings, Inc.	47,900	2,331,722
Tokyo Century Corp.	3,016	134,342
Tokyo Electric Power Co. Holdings, Inc.†	106,600	663,710
Tokyo Electron, Ltd.	11,100	1,508,680
Tokyo Gas Co., Ltd.	27,200	747,930
Tokyu Corp.	35,500	600,982
Tokyu Fudosan Holdings Corp.	43,000	237,249
Toppan Printing Co., Ltd.	18,100	287,742
Toray Industries, Inc.	99,500	692,255
Toshiba Corp.	46,600	1,459,059
Tosoh Corp.	18,400	271,217
TOTO, Ltd.	10,000	378,146
Toyo Seikan Group Holdings, Ltd.	11,700	246,984
Toyo Suisan Kaisha, Ltd.	5,800	214,902
Toyoda Gosei Co., Ltd.	4,600	104,079
Toyota Industries Corp.	10,400	532,759
Toyota Motor Corp.	162,300	9,751,250
Toyota Tsusho Corp.	15,400	488,395
Trend Micro, Inc.	8,800	433,428
Tsuruha Holdings, Inc.	2,504	221,500
Unicharm Corp.	28,700	912,766
United Urban Investment Corp.	214	331,372
USS Co., Ltd.	16,299	296,545

Welcia Holdings Co., Ltd.	3,400	120,486
West Japan Railway Co.	11,700	880,767
Yahoo Japan Corp.	202,400	541,113
Yakult Honsha Co., Ltd.	8,500	569,641
Yamada Denki Co., Ltd.	48,800	235,539
Yamaguchi Financial Group, Inc.	13,200	122,923
Yamaha Corp.	9,800	481,801
Yamaha Motor Co., Ltd.	19,200	388,771
Yamato Holdings Co., Ltd.	21,900	569,579
Yamazaki Baking Co., Ltd.	8,700	148,766
Yaskawa Electric Corp.#	17,200	488,387
Yokogawa Electric Corp.	15,400	296,215
Yokohama Rubber Co., Ltd.	7,200	146,694
ZOZO, Inc.	13,693	257,485

		233,449,135

Jersey - 0.7%

Experian PLC	65,512	1,706,121
Ferguson PLC	16,520	1,143,989
Glencore PLC	810,842	3,268,861
WPP PLC	90,261	988,628

		7,107,599

Luxembourg - 0.3%

ArcelorMittal	47,219	1,085,464
Aroundtown SA	54,943	462,462
Eurofins Scientific SE#	780	328,445
Millicom International Cellular SA SDR	4,849	291,906
RTL Group SA	2,866	161,627
SES SA FDR	25,672	515,829
Tenaris SA	34,782	464,071

		3,309,804

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	518,800	105,525

Netherlands - 4.2%

ABN AMRO Group NV CVA*	29,746	721,353
Aegon NV	124,502	669,554
AerCap Holdings NV†	8,895	401,520
Airbus SE	41,334	5,340,942
Akzo Nobel NV	15,928	1,444,492
ASML Holding NV	29,200	5,351,363
CNH Industrial NV	72,618	786,676
EXOR NV	7,397	455,182
Ferrari NV	8,741	1,124,988
Fiat Chrysler Automobiles NV†	76,112	1,123,898
Heineken Holding NV	8,495	821,807
Heineken NV	18,420	1,856,331
ING Groep NV	275,827	3,649,415
Koninklijke Ahold Delhaize NV	88,937	2,293,833
Koninklijke DSM NV	12,811	1,375,584
Koninklijke KPN NV	242,974	749,517
Koninklijke Philips NV	67,540	2,688,816
Koninklijke Vopak NV	5,185	253,541
NN Group NV	21,332	929,314
NXP Semiconductors NV	24,624	2,248,664
QIAGEN NV†	16,099	615,643
Randstad NV	8,445	450,990
STMicroelectronics NV	48,606	794,472
Unilever NV CVA	110,133	5,958,501
Wolters Kluwer NV	20,777	1,370,229

		43,476,625

New Zealand - 0.2%

a2 Milk Co., Ltd.†#	52,170	508,402
Auckland International Airport, Ltd.	71,869	380,286
Fisher & Paykel Healthcare Corp., Ltd.	40,224	402,670
Fletcher Building, Ltd.†#	62,993	209,772
Meridian Energy, Ltd.	90,234	226,748
Ryman Healthcare, Ltd.	27,870	208,774
Spark New Zealand, Ltd.	135,072	343,101

		2,279,753

Norway - 0.7%

Aker BP ASA	7,648	259,204
DNB ASA	69,483	1,331,738
Equinor ASA	82,634	1,857,579
Gjensidige Forsikring ASA	14,948	267,981
Mowi ASA#	29,331	676,660
Norsk Hydro ASA	99,265	411,137
Orkla ASA	58,084	457,658
Schibsted ASA, Class B	6,450	238,954
Telenor ASA	52,282	1,019,470
Yara International ASA	13,239	557,153

		7,077,534

Papua New Guinea - 0.1%

Oil Search, Ltd.	97,716	580,165

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	182,275	668,635
Galp Energia SGPS SA	35,342	580,082
Jeronimo Martins SGPS SA	18,410	277,461

		1,526,178

Singapore - 1.2%

Ascendas Real Estate Investment Trust	187,800	388,935
CapitaLand Commercial Trust	186,300	267,324
CapitaLand Mall Trust	177,900	315,799
CapitaLand, Ltd.	187,800	475,056
City Developments, Ltd.	29,600	195,290
ComfortDelGro Corp., Ltd.	149,100	263,572
DBS Group Holdings, Ltd.	126,100	2,316,808
Genting Singapore, Ltd.	447,600	337,687
Jardine Cycle & Carriage, Ltd.	7,600	187,414
Keppel Corp., Ltd.	105,000	478,402
Oversea-Chinese Banking Corp., Ltd.	222,000	1,816,065
SATS, Ltd.	46,400	176,059
Sembcorp Industries, Ltd.	71,200	137,976
Singapore Airlines, Ltd.	40,100	296,894
Singapore Exchange, Ltd.	57,300	332,272
Singapore Press Holdings, Ltd.#	117,600	213,976
Singapore Technologies Engineering, Ltd.	113,600	314,249
Singapore Telecommunications, Ltd.	577,700	1,290,425
Suntec Real Estate Investment Trust	165,000	235,540
United Overseas Bank, Ltd.	94,800	1,754,361

UOL Group, Ltd.	32,600	159,865
Venture Corp., Ltd.	19,152	252,149
Wilmar International, Ltd.	133,900	316,923
Yangzijiang Shipbuilding Holdings, Ltd.	169,500	179,279

		12,702,320

Spain - 2.9%

ACS Actividades de Construccion y Servicios SA	17,962	796,395
Aena SME SA*	4,917	877,516
Amadeus IT Group SA	31,515	2,373,053
Banco Bilbao Vizcaya Argentaria SA	471,742	2,937,253
Banco de Sabadell SA	379,955	432,828
Banco Santander SA	1,155,984	5,648,696
Bankia SA#	87,667	267,740
Bankinter SA	49,434	406,083
CaixaBank SA	253,681	904,891
Enagas SA	16,049	457,286
Endesa SA	22,893	576,778
Ferrovial SA	34,570	796,656
Grifols SA	22,026	572,722
Iberdrola SA	441,492	3,691,989
Industria de Diseno Textil SA	77,637	2,343,698
International Consolidated Airlines Group SA	45,212	357,722
Mapfre SA	68,236	192,796
Naturgy Energy Group SA	25,690	697,507
Red Electrica Corp. SA	31,823	687,744
Repsol SA	101,934	1,753,665
Siemens Gamesa Renewable Energy SA†#	16,898	258,613
Telefonica SA	332,173	2,867,352

		29,898,983

SupraNational - 0.2%

HK Electric Investments & HK Electric Investments, Ltd.	178,269	185,769
HKT Trust & HKT, Ltd.	263,000	410,762
Unibail-Rodamco-Westfield	9,807	1,584,005

		2,180,536

Sweden - 2.3%

Alfa Laval AB	20,730	453,385
Assa Abloy AB, Class B	71,393	1,476,790
Atlas Copco AB, Class A	47,681	1,291,920
Atlas Copco AB, Class B	28,670	719,544
Boliden AB	20,092	549,832
Electrolux AB, Series B	17,811	466,102
Epiroc AB, Class A†	47,681	478,720
Epiroc AB, Class B†	28,670	269,379
Essity AB, Class B	43,520	1,214,281
Hennes & Mauritz AB, Class B	62,610	947,556
Hexagon AB, Class B	18,818	989,799
Husqvarna AB, Class B	30,029	246,123
ICA Gruppen AB	5,657	217,436
Industrivarden AB, Class C	11,791	245,561
Investor AB, Class B	32,680	1,459,560
Kinnevik AB, Class B	17,317	438,737
L E Lundbergforetagen AB, Class B	5,083	156,739
Lundin Petroleum AB	13,223	432,367
Sandvik AB	79,957	1,313,715
Securitas AB, Class B	23,107	362,392
Skandinaviska Enskilda Banken AB, Class A	115,760	1,178,406
Skanska AB, Class B	24,109	434,881
SKF AB, Class B	26,909	452,902
Svenska Handelsbanken AB, Class A	106,313	1,212,654
Swedbank AB, Class A	65,004	1,194,368
Swedish Match AB	12,694	595,117
Tele2 AB, Class B	35,477	467,278
Telefonaktiebolaget LM Ericsson, Class B	218,809	2,002,827
Telia Co AB	198,089	859,830
Volvo AB, Class B	111,525	1,642,204

		23,770,405

Switzerland - 8.3%

ABB, Ltd.	130,187	2,578,173
Adecco Group AG	11,245	584,305
Baloise Holding AG	3,494	570,635
Barry Callebaut AG	162	279,022
Chocoladefabriken Lindt & Spruengli AG	8	591,554
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	468,193
Cie Financiere Richemont SA#	36,825	2,820,403
Clariant AG	14,146	304,025
Coca-Cola HBC AG	14,325	481,839
Credit Suisse Group AG	182,087	2,252,256
Dufry AG#	2,486	252,075
EMS-Chemie Holding AG	608	351,197
Geberit AG	2,616	1,044,251
Givaudan SA	656	1,641,232
Julius Baer Group, Ltd.	15,909	694,828
Kuehne & Nagel International AG	4,014	523,845
LafargeHolcim, Ltd.	34,670	1,716,044
Lonza Group AG	5,236	1,455,829
Nestle SA	217,662	19,706,366
Novartis AG	154,160	14,062,148
Pargesa Holding SA	2,743	225,365
Partners Group Holding AG	1,226	886,901
Roche Holding AG	49,925	13,871,251
Schindler Holding AG	1,430	317,221
Schindler Holding AG (Participation Certificate)	2,834	640,600
SGS SA	390	994,489
Sika AG#	9,142	1,236,581
Sonova Holding AG	3,947	738,147
Straumann Holding AG	734	572,903
Swatch Group AG (TRQX)	3,667	209,795
Swatch Group AG (XEGT)	2,187	647,521
Swiss Life Holding AG	2,432	1,059,987
Swiss Prime Site AG	5,397	455,586
Swiss Re AG	21,657	2,144,326
Swisscom AG	1,863	862,574
Temenos AG	4,296	622,846
UBS Group AG	274,423	3,491,981

Vifor Pharma AG#(1)	3,235	405,003
Zurich Insurance Group AG	10,728	3,547,157

		85,308,454

United Kingdom - 15.3%
3i Group PLC	68,741	862,329
Admiral Group PLC	14,958	432,899
Anglo American PLC#	75,007	1,993,192
Antofagasta PLC	28,960	359,835
Ashtead Group PLC	35,250	936,479
Associated British Foods PLC	25,547	760,024
AstraZeneca PLC	89,905	7,320,479
Auto Trader Group PLC*	71,300	449,863
Aviva PLC	278,372	1,562,533
Babcock International Group PLC#	18,249	130,947
BAE Systems PLC	226,237	1,398,323
Barclays PLC	1,216,032	2,647,710
Barratt Developments PLC	72,142	573,156
Berkeley Group Holdings PLC	9,227	483,410
BHP Group PLC	150,087	3,475,725
BP PLC	1,417,587	10,047,875
British American Tobacco PLC	163,186	5,970,544
British Land Co. PLC	66,038	529,216
BT Group PLC	596,600	1,698,922
Bunzl PLC	23,899	752,204
Burberry Group PLC	30,449	763,094
Carnival PLC	12,329	689,424
Centrica PLC	385,717	636,937
Coca-Cola European Partners PLC	15,154	714,360
Compass Group PLC	112,849	2,492,126
ConvaTec Group PLC*	96,990	170,645
Croda International PLC	9,290	592,801
Diageo PLC	175,181	6,769,554
Direct Line Insurance Group PLC	100,658	476,222
easyJet PLC	11,959	194,704
Fresnillo PLC	15,990	182,392
G4S PLC	112,573	313,404
GlaxoSmithKline PLC	352,925	7,009,359
Hammerson PLC	57,087	289,013
Hargreaves Lansdown PLC	20,264	468,200
HSBC Holdings PLC	1,414,605	11,499,603
Imperial Brands PLC	67,747	2,255,840
Informa PLC	88,940	831,893
InterContinental Hotels Group PLC	12,009	718,279
Intertek Group PLC	11,469	773,677
Investec PLC	46,487	303,851
ITV PLC	258,732	449,895
J Sainsbury PLC	124,973	379,586
John Wood Group PLC#	47,909	330,683
Johnson Matthey PLC	13,823	567,075
Kingfisher PLC#	157,283	505,050
Land Securities Group PLC	54,192	646,610
Legal & General Group PLC	424,066	1,578,262
Lloyds Banking Group PLC	5,054,797	4,259,994
London Stock Exchange Group PLC	22,709	1,357,512
Marks & Spencer Group PLC	118,895	430,511
Meggitt PLC	58,387	417,565
Melrose Industries PLC	345,681	797,321
Merlin Entertainments PLC*	47,086	225,828
Micro Focus International PLC	31,142	773,026
Mondi PLC	26,655	611,091
National Grid PLC	241,064	2,711,034
Next PLC	10,269	693,000
NMC Health PLC	7,432	266,545
Pearson PLC	55,743	625,488
Persimmon PLC	22,357	721,462
Prudential PLC	183,250	3,864,552
Reckitt Benckiser Group PLC	47,722	3,650,284
RELX PLC (Euronext Amsterdam)	73,654	1,691,472
RELX PLC (LSE)	66,834	1,532,676
Rio Tinto PLC	83,393	4,795,975
Rolls-Royce Holdings PLC	117,680	1,490,610
Royal Bank of Scotland Group PLC	342,086	1,205,549
Royal Dutch Shell PLC, Class A	327,170	10,195,463
Royal Dutch Shell PLC, Class B	265,951	8,340,632
Royal Mail PLC	65,071	244,076
RSA Insurance Group PLC	74,377	504,101
Sage Group PLC	78,456	687,837
Schroders PLC	9,288	336,928
Segro PLC	70,205	615,499
Severn Trent PLC	17,469	467,802
Smith & Nephew PLC	62,200	1,185,097
Smiths Group PLC	29,322	556,339
SSE PLC	71,818	1,132,115
St James’s Place PLC	37,789	487,381
Standard Chartered PLC	199,640	1,592,991
Standard Life Aberdeen PLC	167,713	548,886
Taylor Wimpey PLC	236,758	569,639
Tesco PLC	693,392	2,078,477
Unilever PLC	80,371	4,272,530
United Utilities Group PLC	49,515	551,795
Vodafone Group PLC	1,891,827	3,369,386
Weir Group PLC	17,514	380,967
Whitbread PLC	13,028	838,583
WM Morrison Supermarkets PLC	154,452	471,377

		156,537,600

Total Common Stocks
(cost $966,855,912)		968,294,438

EXCHANGE-TRADED FUNDS - 1.9%
United States - 1.9%

iShares MSCI EAFE ETF# (cost $18,884,157)	299,700	19,261,719

Total Long-Term Investment Securities
(cost $985,740,069)		987,556,157

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)	13,710,448	13,710,448

U.S. Government Treasuries - 0.4%

United States Treasury Bills 2.42% due 04/11/2019(5)	$100,000	99,726
2.46% due 08/15/2019(5)	3,500,000	3,460,546

2.50% due 05/23/2019(5)	100,000	99,448
2.54% due 07/18/2019(5)	85,000	84,208

		3,743,928

Total Short-Term Investment Securities
(cost $17,454,317)		17,454,376

REPURCHASE AGREEMENTS - 3.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount $32,083,446 collateralized by $32,675,000 of U.S. Treasury Notes, bearing interest at 2.50% due 02/15/2022 and having an approximate value of $32,724,829 (cost $32,083,000)	32,083,000	32,083,000

TOTAL INVESTMENTS —
(cost $1,035,277,386)	101.0%	1,037,093,533
Liabilities in excess of other assets	(1.0)	(10,070,950)

NET ASSETS —	100.0%	$1,027,022,583

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $6,988,409 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $405,179 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)

At February 28, 2019, the Fund had loaned securities with a total value of $26,775,930. This was secured by collateral of $13,710,448, which was received in cash and subsequently invested in short-term investments currently valued at $13,710,448 as reported in the Portfolio of Investments. Additional collateral of $14,353,826 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	02/28/2019 to 07/18/2019	$875,937
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	13,477,889

(4)	The rate shown is the 7-day yield as of February 28, 2019.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
ETF	- Exchange-Traded Funds
FDR	- Fiduciary Depositary Receipt
LSE	- London Stock Exchange
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt
TRQX	- Turquoise Stock Exchange
XEGT	- Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
419	Long	mini MSCI EAFE Index	March 2019	$38,425,346	$39,155,550	$730,204

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	7.7%
Banks-Commercial	5.4
Diversified Banking Institutions	5.1
Oil Companies-Integrated	4.6
Repurchase Agreements	3.1
Auto-Cars/Light Trucks	3.1
Food-Misc./Diversified	2.6
Telephone-Integrated	2.5
Cosmetics & Toiletries	2.2
Insurance-Life/Health	2.2
Insurance-Multi-line	2.0
Exchange-Traded Funds	1.9
Electric-Integrated	1.9
Chemicals-Diversified	1.7
Real Estate Investment Trusts	1.7
Food-Retail	1.3
Registered Investment Companies	1.3
Real Estate Operations & Development	1.3
Transport-Rail	1.3
Metal-Diversified	1.2
Diversified Minerals	1.1
Tobacco	1.1
Beverages-Wine/Spirits	1.1
Medical Products	1.0
Import/Export	1.0
Diversified Manufacturing Operations	1.0
Brewery	0.9
Enterprise Software/Service	0.9
Cellular Telecom	0.9
Electronic Components-Misc.	0.9
Machinery-Electrical	0.9
Industrial Automated/Robotic	0.9
Finance-Other Services	0.9
Gas-Distribution	0.9
Aerospace/Defense-Equipment	0.8
Chemicals-Specialty	0.8
Semiconductor Equipment	0.7
Commercial Services	0.7
Textile-Apparel	0.7
Insurance-Reinsurance	0.7
Insurance-Property/Casualty	0.6
Retail-Apparel/Shoe	0.6
Audio/Video Products	0.6
Machinery-Construction & Mining	0.6
Real Estate Management/Services	0.6
Building-Heavy Construction	0.6
Soap & Cleaning Preparation	0.6
Apparel Manufacturers	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computer Services	0.6
Building-Residential/Commercial	0.6
Medical-Biomedical/Gene	0.5
Transport-Services	0.5
Diversified Operations	0.5
Electric-Generation	0.5
Rubber-Tires	0.5
Building Products-Cement	0.5
Food-Dairy Products	0.5
Oil Companies-Exploration & Production	0.5
Building & Construction-Misc.	0.5
Retail-Jewelry	0.5
Building & Construction Products-Misc.	0.4
Industrial Gases	0.4
Steel-Producers	0.4
Multimedia	0.4
U.S. Government Treasuries	0.4
Electronic Components-Semiconductors	0.4
Aerospace/Defense	0.3
Investment Companies	0.3
Athletic Footwear	0.3
Investment Management/Advisor Services	0.3
Oil Refining & Marketing	0.3
Human Resources	0.3
Food-Catering	0.3
Office Automation & Equipment	0.3
Paper & Related Products	0.3
Power Converter/Supply Equipment	0.3
Dialysis Centers	0.3
Toys	0.3
Public Thoroughfares	0.3
Hotels/Motels	0.3
Auto-Heavy Duty Trucks	0.3
Gambling (Non-Hotel)	0.3
Machinery-General Industrial	0.2
Telecom Services	0.2
Casino Hotels	0.2
Semiconductor Components-Integrated Circuits	0.2
Optical Supplies	0.2
Wireless Equipment	0.2
Transactional Software	0.2
Distribution/Wholesale	0.2
Water	0.2
Diagnostic Equipment	0.2
Building Products-Air & Heating	0.2
Beverages-Non-alcoholic	0.2
Coatings/Paint	0.2
Networking Products	0.2
Machinery-Farming	0.2
Finance-Investment Banker/Broker	0.2
Resorts/Theme Parks	0.2
Advertising Services	0.2
Commercial Services-Finance	0.2
Electric-Distribution	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Security Services	0.1
Airlines	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Photo Equipment & Supplies	0.1
Publishing-Periodicals	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Transport-Marine	0.1
Food-Confectionery	0.1
Computer Aided Design	0.1
Medical Instruments	0.1
Entertainment Software	0.1
Medical-Generic Drugs	0.1
Private Equity	0.1
Computer Data Security	0.1
Web Portals/ISP	0.1
Internet Content-Information/News	0.1
Appliances	0.1
Casino Services	0.1
Advertising Agencies	0.1
Gold Mining	0.1
E-Commerce/Products	0.1
Computers-Integrated Systems	0.1
Rental Auto/Equipment	0.1
Diversified Operations/Commercial Services	0.1
Electronics-Military	0.1
Containers-Paper/Plastic	0.1
Fisheries	0.1
Agricultural Chemicals	0.1

Pipelines	0.1
Bicycle Manufacturing	0.1
Gas-Transportation	0.1
Food-Meat Products	0.1
Satellite Telecom	0.1
Retail-Convenience Store	0.1
Computers-Memory Devices	0.1
Printing-Commercial	0.1
Metal Processors & Fabrication	0.1
Retail-Home Furnishings	0.1
Cruise Lines	0.1
Applications Software	0.1
Machine Tools & Related Products	0.1
Retail-Misc./Diversified	0.1
Retail-Discount	0.1
Diagnostic Kits	0.1
Steel Pipe & Tube	0.1
Tools-Hand Held	0.1
MRI/Medical Diagnostic Imaging	0.1
Telecommunication Equipment	0.1
Leisure Products	0.1
Metal-Iron	0.1
Miscellaneous Manufacturing	0.1
Metal Products-Distribution	0.1
Building Products-Doors & Windows	0.1
Consulting Services	0.1
Filtration/Separation Products	0.1
Internet Security	0.1
Respiratory Products	0.1

101.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$66,342,746	$—	$176	$66,342,922
Portugal	1,526,178	—	0	1,526,178
Other Countries	900,425,338	—	—	900,425,338
Exchange-Traded Funds	19,261,719	—	—	19,261,719
Short-Term Investment Securities:
Registered Investment Companies	13,710,448	—	—	13,710,448
U.S. Government Treasuries	—	3,743,928	—	3,743,928
Repurchase Agreements	—	32,083,000	—	32,083,000

Total Investments at Value	$1,001,266,429	$35,826,928	$176	$1,037,093,533

Other Financial Instruments:+

Futures Contracts	$730,204	$—	$—	$730,204

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 – (unaudited)

Security Description	Principal Amount(1)		Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 6.8%
Argentina - 0.1%

Capex SA Senior Notes 6.88% due 05/15/2024		$290,000	$255,925

Bermuda - 0.2%

Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026		400,000	385,219

British Virgin Islands - 0.2%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		440,000	427,092

Cayman Islands - 0.2%

Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023		200,000	197,777
CDBL Funding 1 Company Guar. Notes 3.00% due 04/24/2023		200,000	192,150

			389,927

Chile - 0.5%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		510,000	480,680
Codelco, Inc. Senior Notes 3.63% due 08/01/2027		400,000	394,724

			875,404

China - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(2)		440,000	417,948

Hong Kong - 0.6%

CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.88% due 03/14/2025		840,000	871,385
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		200,000	188,426

			1,059,811

Indonesia - 0.6%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	327,264
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*#		400,000	396,220
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		400,000	396,220

			1,119,704

Luxembourg - 0.8%

Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		300,000	304,875
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	207,450
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		280,000	300,524
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		740,000	754,856

			1,567,705

Malaysia - 0.1%

Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		250,000	247,900

Mauritius - 0.1%

Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023		230,000	217,109

Mexico - 1.8%

Controladora Mabe SA de CV Company Guar. Notes 5.60% due 10/23/2028#		400,000	396,500
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		600,000	549,756
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028		640,000	571,200
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		500,000	419,875
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		500,000	475,700
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN	15,000,000	632,008
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	287,103

			3,332,142

Netherlands - 0.5%

Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		400,000	458,022
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		150,000	152,175
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		300,000	329,700

			939,897

Peru - 0.3%

Banco Internacional del Peru SAA Interbank Senior Notes 3.38% due 01/18/2023*		270,000	264,330
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		220,000	220,550

			484,880

South Korea - 0.3%

Woori Bank Sub. Notes 4.75% due 04/30/2024		555,000	569,223

Turkey - 0.2%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	285,000

United Kingdom - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	279,000

Total Foreign Corporate Bonds & Notes (cost $13,009,483)			12,853,886

FOREIGN GOVERNMENT OBLIGATIONS - 68.2%
Argentina - 2.4%

Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	619,412
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	1,000,000	878,680
Republic of Argentina Senior Notes 5.63% due 01/26/2022		80,000	71,760
Republic of Argentina Senior Notes 5.88% due 01/11/2028		690,000	538,200
Republic of Argentina Senior Notes 6.88% due 01/26/2027		1,250,000	1,037,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,612,343	1,380,182

			4,525,734

Australia - 1.4%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	744,633
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	1,600,000	1,197,516
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	745,291

			2,687,440

Austria - 0.9%

Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,699,249

Azerbaijan - 0.3%

Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		600,000	612,643

Belarus - 1.1%

Republic of Belarus Senior Notes 6.88% due 02/28/2023		600,000	624,972
Republic of Belarus Senior Notes 7.63% due 06/29/2027		1,300,000	1,398,436

			2,023,408

Belgium - 0.9%

Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,795,274

Canada - 0.8%

Government of Canada Bonds 2.25% due 06/01/2025	CAD	2,000,000	1,554,254

Colombia - 1.5%

Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	591,306
Republic of Colombia Senior Notes 4.38% due 07/12/2021		600,000	613,500
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	400,604
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		600,000	753,606
Republic of Colombia Senior Notes 8.13% due 05/21/2024		500,000	595,000

			2,954,016

Costa Rica - 0.7%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		600,000	548,052
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044		300,000	285,000

Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		500,000	476,875

			1,309,927

Dominican Republic - 1.5%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		780,000	811,262
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		1,100,000	1,144,000
Dominican Republic Senior Notes 6.88% due 01/29/2026		400,000	433,500
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	550,625

			2,939,387

Egypt - 1.6%

Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	632,970
Arab Republic of Egypt Senior Notes 7.50% due 01/31/2027		900,000	930,465
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029*		700,000	717,150
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		735,000	751,981

			3,032,566

El Salvador - 0.8%

Republic of El Salvador Senior Notes 6.38% due 01/18/2027#		1,000,000	977,500
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		500,000	508,250

			1,485,750

France - 3.8%

Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,333,737
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	664,752
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,920,231
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	761,711
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,580,549

			7,260,980

Gabon - 0.3%

Gabonese Republic Bonds 6.38% due 12/12/2024		600,000	578,352

Germany - 2.5%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	700,000	831,169
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,003,671
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	959,343
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	653,275
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,404,603

			4,852,061

Ghana - 0.9%

Republic of Ghana Senior Notes 7.63% due 05/16/2029		870,000	842,618
Republic of Ghana Senior Notes 8.63% due 06/16/2049		950,000	900,125

			1,742,743

Guatemala - 0.6%

Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,100,000	1,080,332

Honduras - 0.8%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	878,704
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	644,172

			1,522,876

Hungary - 0.2%

Republic of Hungary Senior Notes 7.63% due 03/29/2041#		300,000	437,258

Indonesia - 1.3%

Republic of Indonesia Senior Notes 2.95% due 01/11/2023		810,000	791,268
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	552,223
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	760,651
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	359,890

			2,464,032

Ireland - 0.9%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	712,398
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	925,135

			1,637,533

Italy - 5.1%

Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	762,933
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,206,457
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	652,986
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,251,445
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	691,762
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	960,646
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	1,000,000	1,363,915
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	886,312
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,109,924
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	804,061

			9,690,441

Ivory Coast - 1.7%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,113,000
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		300,000	278,250
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		800,000	783,360
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048*	EUR	1,000,000	1,065,221

			3,239,831

Jamaica - 0.4%

Government of Jamaica Senior Notes 6.75% due 04/28/2028		630,000	697,303

Japan - 9.0%

Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	300,000,000	2,729,646
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,401,588
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,203,567
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	60,000,000	616,999
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,317,230
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,073,943
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	576,873
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,406,766
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,000,394
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,183,995
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	642,519
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,400,748

Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	666,118
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	430,159
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,558,542

			17,209,087

Jordan - 0.3%

Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		600,000	585,768

Kazakhstan - 0.6%

Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		1,150,000	1,174,472

Kenya - 0.7%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	615,900
Republic of Kenya Senior Notes 7.25% due 02/28/2028		450,000	454,739
Republic of Kenya Senior Notes 8.25% due 02/28/2048		300,000	302,010

			1,372,649

Kuwait - 0.4%

State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	792,470

Lebanon - 0.3%

Lebanese Republic Senior Notes 6.85% due 03/23/2027		580,000	493,930

Mexico - 1.4%

United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	505,190
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	217,800
United Mexican States Senior Notes 4.35% due 01/15/2047#		700,000	628,250
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	650,650
United Mexican States Bonds 5.75% due 03/05/2026	MXN	16,000,000	726,180

			2,728,070

Mongolia - 0.3%

Government of Mongolia Senior Notes 5.63% due 05/01/2023		600,000	605,173

Netherlands - 1.1%

Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	1,700,000	2,023,835

Nigeria - 0.9%

Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		300,000	298,887
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		260,000	259,035
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		600,000	582,000
Federal Republic of Nigeria Senior Notes 7.70% due 02/23/2038*		300,000	296,190
Federal Republic of Nigeria Senior Notes 8.75% due 01/21/2031*#		200,000	218,340

			1,654,452

Oman - 1.5%

Sultanate of Oman Senior Notes 4.75% due 06/15/2026		1,400,000	1,282,333
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,700,000	1,534,573

			2,816,906

Panama - 0.5%

Republic of Panama Senior Notes 4.00% due 09/22/2024		300,000	308,703
Republic of Panama Bonds 6.70% due 01/26/2036		500,000	633,750

			942,453

Paraguay - 0.6%

Republic of Paraguay Senior Notes 5.00% due 04/15/2026		600,000	623,094
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	548,490

			1,171,584

Poland - 0.7%

Republic of Poland Bonds 5.75% due 09/23/2022	PLN	4,500,000	1,340,902

Qatar - 0.9%

State of Qatar Senior Notes 4.50% due 01/20/2022		450,000	465,542
State of Qatar Senior Notes 4.50% due 04/23/2028		1,100,000	1,161,875

			1,627,417

Russia - 0.2%

Russian Federation Senior Notes 5.25% due 06/23/2047		400,000	396,570

Saudi Arabia - 0.4%

Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029*		700,000	713,986

Senegal - 0.8%

Republic of Senegal Bonds 6.25% due 05/23/2033		1,000,000	950,000
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		540,000	491,724

			1,441,724

South Africa - 1.9%

Republic of South Africa Senior Notes 4.30% due 10/12/2028		830,000	771,361
Republic of South Africa Senior Notes 5.65% due 09/27/2047		500,000	473,125
Republic of South Africa Senior Notes 5.88% due 05/30/2022		500,000	523,771
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	10,000,000	589,907
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	9,000,000	598,885
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	9,000,000	702,120

			3,659,169

Spain - 3.9%

Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,174,719
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,283,516
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,997,027
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	940,000	1,551,602
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	708,289
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	658,860

			7,374,013

Sri Lanka - 1.3%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	295,506
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		550,000	551,436
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		500,000	503,008
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,240,000	1,210,489

			2,560,439

Turkey - 1.8%

Republic of Turkey Senior Notes 4.63% due 03/31/2025	EUR	1,000,000	1,147,354
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	642,684
Republic of Turkey Senior Notes 6.88% due 03/17/2036		500,000	480,000
Republic of Turkey Senior Notes 7.25% due 12/23/2023#		760,000	792,232
Republic of Turkey Senior Notes 11.88% due 01/15/2030		224,000	305,518

			3,367,788

Ukraine - 1.2%

Government of Ukraine Senior Notes 7.38% due 09/25/2032		700,000	602,925
Government of Ukraine Senior Notes 7.75% due 09/01/2022		200,000	194,500
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,300,000	1,246,240
Government of Ukraine Senior Notes 7.75% due 09/01/2025		200,000	186,196

			2,229,861

United Arab Emirates - 0.6%

Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,250,000	1,217,213

United Kingdom - 3.8%

United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	420,516
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	679,878
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	658,124
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	1,000,000	1,423,094
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	397,593
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,827,577
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	861,922
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	400,000	890,807

			7,159,511

Uruguay - 0.7%

Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		774,000	789,093
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	513,500

			1,302,593

Total Foreign Government Obligations (cost $130,263,574)			129,785,425

U.S. CORPORATE BONDS & NOTES - 0.2%
United States - 0.2%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025
(cost $297,948)		300,000	285,702

U.S. GOVERNMENT TREASURIES - 21.9%
United States - 21.9%

United States Treasury Bonds 3.00% due 05/15/2042#		720,000	713,025
3.00% due 02/15/2048		700,000	687,777
3.38% due 05/15/2044		1,200,000	1,261,922
3.75% due 11/15/2043		500,000	558,418
United States Treasury Notes 1.75% due 12/31/2020		1,000,000	985,859
1.75% due 05/15/2023		3,000,000	2,908,242
1.88% due 11/30/2021		2,000,000	1,967,422
1.88% due 10/31/2022		2,000,000	1,955,859
2.00% due 01/15/2021		2,000,000	1,980,234
2.00% due 11/30/2022		3,000,000	2,945,273
2.00% due 02/15/2025#		1,000,000	967,695
2.00% due 08/15/2025		2,500,000	2,410,840
2.13% due 05/15/2025		1,500,000	1,459,688
2.25% due 11/15/2024#		1,500,000	1,474,453
2.25% due 11/15/2025		2,000,000	1,955,469
2.25% due 02/15/2027		1,000,000	971,016
2.25% due 11/15/2027		1,500,000	1,449,199
2.38% due 08/15/2024#		2,050,000	2,031,262
2.50% due 08/15/2023		2,000,000	1,998,516
2.50% due 05/15/2024		3,000,000	2,993,555
2.63% due 11/15/2020		600,000	600,727
2.75% due 11/30/2020		2,000,000	2,006,797
2.75% due 11/15/2023		2,000,000	2,020,312
2.75% due 02/15/2024		1,200,000	1,212,469
2.75% due 02/15/2028		1,200,000	1,205,156
2.88% due 05/15/2028		1,000,000	1,014,023

Total U.S. Government Treasuries (cost $42,166,321)			41,735,208

Total Long-Term Investment Securities (cost $185,737,326)			184,660,221

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(4)		2,603,885	2,603,885
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)		766,685	766,685

Total Short-Term Investment Securities (cost $3,370,570)			3,370,570

TOTAL INVESTMENTS - (cost $189,107,896)		98.9%	188,030,791
Other assets less liabilities		1.1	2,171,653

NET ASSETS -		100.0%	$190,202,444

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $19,577,819 representing 10.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity - maturity date reflects the next call date.

(3)

At February 28, 2019, the Fund had loaned securities with a total value of $8,878,448. This was secured by collateral of $766,685, which was received in cash and subsequently invested in short-term investments currently valued at $766,685 as reported in the Portfolio of Investments. Additional collateral of $8,420,830 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	1.09% to 15.07%	06/01/2019 to 04/15/2051	$1,625,236
Federal National Mtg. Assoc.	1.51% to 16.44%	07/01/2019 to 09/01/2055	2,625,217
Government National Mtg. Assoc.	2.25% to 24.63%	10/20/2023 to 12/20/2068	965,969
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	259,140
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2019 to 02/15/2049	2,945,268

(4)	The rate shown is the 7-day yield as of February 28, 2019.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

ZAR - South African Rand

Industry Allocation*

Sovereign	68.2%
United States Treasury Notes	20.1
Registered Investment Companies	1.8
United States Treasury Bonds	1.8
Oil Companies-Integrated	1.6
Chemicals-Diversified	0.7
Banks-Commercial	0.6
Electric-Generation	0.5
Metal-Diversified	0.4
Transport-Marine	0.4
Diversified Banking Institutions	0.3
Airport Development/Maintenance	0.3
Cellular Telecom	0.3
Finance-Commercial	0.3
Transport-Rail	0.2
Consumer Products-Misc.	0.2
Non-Ferrous Metals	0.2
Oil Companies-Exploration & Production	0.2
Finance-Leasing Companies	0.2
Platinum	0.2
Transport-Services	0.1
Diamonds/Precious Stones	0.1
Electric-Integrated	0.1
Pipelines	0.1

98.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$12,853,886	$—	$12,853,886
Foreign Government Obligations:	—	129,785,425	—	129,785,425
U.S. Corporate Bonds & Notes	—	285,702	—	285,702
U.S. Government Treasuries	—	41,735,208	—	41,735,208
Short-Term Investment Securities:	3,370,570	—	—	3,370,570

Total Investments at Value	$3,370,570	$184,660,221	$—	$188,030,791

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 94.8%
Australia - 1.8%

Cochlear, Ltd.	67,366	$8,147,527

Belgium - 2.0%

Anheuser-Busch InBev SA	120,371	9,385,586

Bermuda - 3.0%

Brookfield Infrastructure Partners LP	345,855	13,841,117

Canada - 4.8%

Brookfield Asset Management, Inc., Class A	239,428	10,814,963
Constellation Software, Inc.	12,941	11,050,716

		21,865,679

Cayman Islands - 4.8%

Haidilao International Holding, Ltd.†#*	2,120,000	5,928,087
TAL Education Group ADR†	450,409	16,034,560

		21,962,647

China - 2.8%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,139,827	13,071,989

Denmark - 10.1%

Chr. Hansen Holding A/S	158,308	16,126,812
DSV A/S	361,490	30,068,367

		46,195,179

France - 8.9%

Danone SA	85,649	6,461,962
Hermes International	40,453	25,620,172
Pernod Ricard SA	49,678	8,555,040

		40,637,174

Germany - 1.1%

Rational AG	7,412	4,856,126

Hong Kong - 3.0%

AIA Group, Ltd.	1,394,718	13,947,624

India - 3.8%

HDFC Bank, Ltd.	592,197	17,292,265

Italy - 7.5%

Brunello Cucinelli SpA	126,807	4,940,102
Moncler SpA	763,181	29,271,649

		34,211,751

Japan - 11.3%

Calbee, Inc.	459,200	12,709,210
Keyence Corp.	38,600	22,485,067
Pigeon Corp.#	405,400	16,512,053

		51,706,330

Sweden - 3.0%

Vitrolife AB	681,247	13,831,468

Switzerland - 5.3%

Chocoladefabriken Lindt & Spruengli AG	218	16,119,834
Kuehne & Nagel International AG	64,501	8,417,670

		24,537,504

United Kingdom - 12.2%

Diageo PLC	169,521	6,550,834
Fevertree Drinks PLC	332,945	11,826,088
Reckitt Benckiser Group PLC	205,014	15,681,641
Rightmove PLC	3,411,616	21,815,004

		55,873,567

United States - 9.4%

Booking Holdings, Inc.†	9,456	16,047,210
EPAM Systems, Inc.†	167,069	27,028,423

		43,075,633

Total Long-Term Investment Securities (cost $411,180,811)		434,439,166

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $599,470)	599,470	599,470

TOTAL INVESTMENTS (cost $411,780,281)	95.0%	435,038,636
Other assets less liabilities	5.0	23,094,583

NET ASSETS	100.0%	$458,133,219

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $5,928,087 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At February 28, 2019, the Fund had loaned securities with a total value of $6,235,584. This was secured by collateral of $599,470, which was received in cash and subsequently invested in short-term investments currently valued at $599,470 as reported in the Portfolio of Investments. Additional collateral of $5,960,993 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Notes/Bonds	1.75% to 1.88%	04/30/2022 to 05/15/2023	$5,960,993

(2)	The rate shown is the 7-day yield as of February 28, 2019.
ADR	- American Depositary Receipt

Industry Allocation*

Apparel Manufacturers	13.1%
Food-Misc./Diversified	9.1
Transport-Services	8.4
E-Commerce/Services	8.3
Computer Services	5.9
Industrial Automated/Robotic	4.9
Banks-Commercial	3.8
Cosmetics & Toiletries	3.6
Food-Confectionery	3.5
Schools	3.5
Soap & Cleaning Preparation	3.4
Beverages-Wine/Spirits	3.3
Insurance-Life/Health	3.0
Electric-Transmission	3.0
Medical-Biomedical/Gene	3.0
Beverages-Non-alcoholic	2.6
Enterprise Software/Service	2.4
Private Equity	2.4
Brewery	2.0
Medical Products	1.8
Food-Dairy Products	1.4
Retail-Restaurants	1.3
Appliances	1.1
Registered Investment Companies	0.2

95.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$434,439,166	$—	$—	$434,439,166
Short-Term Investment Securities	599,470	—	—	599,470

Total Investments at Value	$435,038,636	$—	$—	$435,038,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 1.5%

Origin Energy, Ltd.	2,140,647	$11,175,927

Bermuda - 2.6%

Cosan, Ltd., Class A	1,659,990	19,056,685

British Virgin Islands - 2.0%

Hollysys Automation Technologies, Ltd.	665,696	14,731,852

Canada - 4.9%

Home Capital Group, Inc.†#	1,128,800	14,796,763
Lundin Mining Corp.	4,293,700	21,795,597

		36,592,360

Cayman Islands - 1.8%

Xinyi Glass Holdings, Ltd.	11,412,000	13,084,238

China - 2.1%

Shanghai Pharmaceuticals Holding Co., Ltd.	6,882,900	15,467,290

France - 4.8%

Cie de Saint-Gobain	514,452	18,526,264
Orange SA	1,120,531	17,129,916

		35,656,180

Germany - 8.3%

METRO AG	616,786	10,358,576
Muenchener Rueckversicherungs-Gesellschaft AG	58,217	13,713,932
Rheinmetall AG	167,614	17,928,955
SAP SE	118,504	12,697,435
Siemens AG	62,109	6,791,185

		61,490,083

Hong Kong - 5.3%

China Everbright, Ltd.	8,688,000	17,553,639
China Mobile, Ltd.	2,098,000	22,076,474

		39,630,113

Ireland - 0.5%

Greencore Group PLC	1,329,000	3,454,929

Israel - 2.7%

Check Point Software Technologies, Ltd.†	163,659	20,015,496

Italy - 5.6%

Eni SpA	1,183,672	20,419,002
Prysmian SpA	1,047,959	21,396,405

		41,815,407

Japan - 12.3%

Alps Apine Co., Ltd.	274,400	5,383,868
Daiwa Securities Group, Inc.	3,886,100	19,715,512
Hitachi, Ltd.	717,500	21,467,389
Mitsubishi UFJ Financial Group, Inc.	4,012,300	20,758,923
Nomura Holdings, Inc.	3,435,600	13,272,053
Takeda Pharmaceutical Co., Ltd.	267,300	10,716,940

		91,314,685

Malaysia - 1.9%

CIMB Group Holdings Bhd	9,944,300	14,305,706

Netherlands - 8.6%

Koninklijke Philips NV	581,936	23,167,296
NN Group NV	517,350	22,537,997
OCI NV†	781,642	18,555,062

		64,260,355

Norway - 2.5%

DNB ASA	965,551	18,506,117

Russia - 1.9%

Mobile TeleSystems PJSC ADR	1,844,827	14,260,513

Singapore - 1.9%

Keppel Corp., Ltd.	3,126,800	14,246,367

South Africa - 2.3%

Sasol, Ltd.#	555,772	16,951,859

South Korea - 2.8%

Hana Financial Group, Inc.	144,737	4,999,584
Samsung Electronics Co., Ltd.	107,234	4,300,039
SK Telecom Co., Ltd.	49,600	11,488,219

		20,787,842

Switzerland - 2.7%

Novartis AG	178,140	16,249,552
Zurich Insurance Group AG	12,056	3,986,253

		20,235,805

Thailand - 0.9%

Siam Commercial Bank PCL(1)	1,657,900	7,049,856

United Kingdom - 16.6%

Babcock International Group PLC	305,408	2,191,471
BP PLC	3,225,780	22,864,369
Fresnillo PLC	293,762	3,350,828
John Wood Group PLC#	2,704,535	18,667,576
Kingfisher PLC	5,285,391	16,971,879
Man Group PLC	6,983,932	12,797,022
Sensata Technologies Holding PLC†	411,376	20,869,104
Smiths Group PLC	1,146,011	21,743,762
Vodafone Group PLC	2,361,845	4,206,499

		123,662,510

Total Long-Term Investment Securities
(cost $737,745,952)		717,752,175

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 5.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(2)	26,011,875	26,011,875
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(2)(3)	14,491,541	14,491,541

Total Short-Term Investment Securities
(cost $40,503,416)		40,503,416

TOTAL INVESTMENTS
(cost $778,249,368)	102.0%	758,255,591
Liabilities in excess of other assets	(2.0)	(14,689,523)

NET ASSETS	100.0%	$743,566,068

@	Effective September 10, 2018, the Board of Directors approved a change in the name of the Foreign Value Fund to the “VC I International Value Fund”.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $7,049,856 representing 0.9% of net assets
(2)	The rate shown is the 7-day yield as of February 28, 2019.
(3)

At February 28, 2019, the Fund had loaned securities with a total value of $15,424,513. This was secured by collateral of $14,491,541, which was received in cash and subsequently invested in short-term investments currently valued at $14,491,541 as reported in the Portfolio of Investments. Additional collateral of $1,815,632 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Notes/Bonds	0.13% to 3.63%	04/15/2019 to 02/15/2047	$1,815,632

ADR	- American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	26,318,000	USD	30,182,535	03/28/2019	$186,549	$—
	GBP	38,993,000	USD	49,637,114	03/28/2019	—	(2,145,398)

Net Unrealized Appreciation (Depreciation)						$186,549	$(2,145,398)

EUR	- Euro Currency
GBP	- Pound Sterling
USD	- United States Dollar

Industry Allocation*
Cellular Telecom	7.0%
Oil Companies-Integrated	5.8
Registered Investment Companies	5.5
Banks-Commercial	5.3
Finance-Investment Banker/Broker	4.5
Diversified Manufacturing Operations	3.8
Medical-Drugs	3.6
Electronic Components-Misc.	3.5
Medical Products	3.1
Diversified Financial Services	3.0
Insurance-Life/Health	3.0
Diversified Minerals	2.9
Machinery-Electrical	2.9
Wire & Cable Products	2.9
Diversified Banking Institutions	2.8
Computer Data Security	2.7
Sugar	2.6
Oil-Field Services	2.5
Agricultural Chemicals	2.5
Building & Construction Products-Misc.	2.5
Auto/Truck Parts & Equipment-Original	2.4
Telephone-Integrated	2.3
Retail-Building Products	2.3
Chemicals-Diversified	2.3
Retail-Drug Store	2.1
Banks-Mortgage	2.0
Industrial Automated/Robotic	2.0
Diversified Operations	1.9
Insurance-Reinsurance	1.9
Building Products-Doors & Windows	1.8
Investment Management/Advisor Services	1.7
Enterprise Software/Service	1.7
Electric-Integrated	1.5
Food-Retail	1.4
Electronic Components-Semiconductors	0.6
Insurance-Multi-line	0.5
Food-Misc./Diversified	0.5
Silver Mining	0.4
Building-Maintenance & Services	0.3

102.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$717,752,175	$—	$—	$717,752,175
Short-Term Investment Securities	40,503,416	—	—	40,503,416

Total Investments at Value	$758,255,591	$—	$—	$758,255,591

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$186,549	$—	$186,549

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$2,145,398	$—	$2,145,398

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.9%
Aerospace/Defense - 1.1%

Northrop Grumman Corp.	6,690	$1,939,832

Aerospace/Defense-Equipment - 1.2%

Harris Corp.	12,275	2,024,516

Apparel Manufacturers - 0.8%

PVH Corp.	12,290	1,411,384

Applications Software - 5.6%

CDK Global, Inc.	10,370	601,564
Microsoft Corp.	79,595	8,917,028

		9,518,592

Banks-Super Regional - 2.0%

Wells Fargo & Co.	70,095	3,497,040

Beverages-Wine/Spirits - 0.5%

Constellation Brands, Inc., Class A	4,885	826,347

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.	20,995	816,496

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	101,298	3,917,194

Casino Hotels - 0.5%

Las Vegas Sands Corp.	14,225	873,842

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	15,815	1,142,001

Chemicals-Diversified - 1.1%

DowDuPont, Inc.	35,546	1,892,114

Coatings/Paint - 0.7%

Sherwin-Williams Co.	2,598	1,125,454

Commercial Services-Finance - 1.3%

Total System Services, Inc.	14,105	1,331,512
Worldpay, Inc., Class A†	9,770	935,966

		2,267,478

Computers - 3.3%

Apple, Inc.	32,663	5,655,598

Cosmetics & Toiletries - 0.8%

Colgate-Palmolive Co.	19,385	1,276,890

Data Processing/Management - 2.5%

Fidelity National Information Services, Inc.	22,955	2,482,583
First Data Corp., Class A†	70,405	1,769,982

		4,252,565

Dental Supplies & Equipment - 0.7%

DENTSPLY SIRONA, Inc.	27,540	1,150,070

Diversified Banking Institutions - 5.3%

Citigroup, Inc.	53,921	3,449,866
JPMorgan Chase & Co.	42,165	4,400,339
Morgan Stanley	31,045	1,303,269

		9,153,474

E-Commerce/Products - 4.5%

Amazon.com, Inc.†	3,285	5,386,842
eBay, Inc.	62,820	2,333,763

		7,720,605

Electric Products-Misc. - 1.0%

Emerson Electric Co.	25,120	1,711,928

Electric-Integrated - 0.9%

American Electric Power Co., Inc.	19,800	1,606,770

Electronic Components-Semiconductors - 1.3%

Broadcom, Inc.	4,970	1,368,539
NVIDIA Corp.	5,855	903,192

		2,271,731

Electronic Forms - 0.7%

Adobe, Inc.†	4,430	1,162,875

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	9,390	745,942

Entertainment Software - 1.7%

Activision Blizzard, Inc.	26,609	1,121,303
Electronic Arts, Inc.†	19,220	1,840,892

		2,962,195

Finance-Credit Card - 2.9%

Mastercard, Inc., Class A	22,417	5,038,669

Food-Misc./Diversified - 2.2%

Conagra Brands, Inc.	53,863	1,258,778
Mondelez International, Inc., Class A	54,815	2,585,076

		3,843,854

Food-Wholesale/Distribution - 1.0%

Sysco Corp.	25,599	1,729,212

Gold Mining - 0.5%

Newmont Mining Corp.	27,085	924,140

Industrial Gases - 1.0%

Air Products & Chemicals, Inc.	9,125	1,653,267

Instruments-Controls - 1.9%

Honeywell International, Inc.	21,141	3,257,194

Insurance Brokers - 1.1%

Aon PLC	11,012	1,888,888

Insurance-Property/Casualty - 3.1%

Berkshire Hathaway, Inc., Class B†	26,019	5,237,625

Internet Content-Entertainment - 1.6%

Facebook, Inc., Class A†	17,445	2,816,495

Internet Security - 0.6%

Palo Alto Networks, Inc.†	4,320	1,063,886

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	4,022	1,782,631

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	8,030	1,102,840

Medical Instruments - 2.2%

Medtronic PLC	41,619	3,766,519

Medical Products - 1.4%

Abbott Laboratories	17,196	1,334,753
Baxter International, Inc.	14,220	1,062,661

		2,397,414

Medical-Biomedical/Gene - 2.1%

Alexion Pharmaceuticals, Inc.†	12,435	1,682,829
Biogen, Inc.†	6,015	1,972,980

		3,655,809

Medical-Drugs - 5.2%

Allergan PLC	12,385	1,705,538
Johnson & Johnson	29,568	4,040,172
Pfizer, Inc.	71,015	3,078,500

		8,824,210

Medical-HMO - 1.0%

Anthem, Inc.	5,850	1,759,270

Networking Products - 1.4%

Cisco Systems, Inc.	47,110	2,438,885

Oil Companies-Exploration & Production - 2.4%

Canadian Natural Resources, Ltd.	61,685	1,751,854
Cimarex Energy Co.	6,530	469,572
EOG Resources, Inc.	20,633	1,939,502

		4,160,928

Oil Companies-Integrated - 2.4%

Chevron Corp.	33,985	4,063,926

Oil-Field Services - 0.9%

Schlumberger, Ltd.	33,775	1,488,126

Pharmacy Services - 0.9%

Cigna Corp.	5,824	1,015,939
CVS Health Corp.	10,180	588,709

		1,604,648

Real Estate Investment Trusts - 1.3%

American Tower Corp.	12,135	2,137,580

Retail-Apparel/Shoe - 0.8%

Tapestry, Inc.	38,075	1,330,340

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	28,715	3,017,659

Retail-Discount - 0.5%

Dollar General Corp.	6,962	824,719

Retail-Restaurants - 1.7%

McDonald’s Corp.	10,670	1,961,573
Restaurant Brands International, Inc.	14,823	936,962

		2,898,535

Semiconductor Components-Integrated Circuits - 0.7%

Marvell Technology Group, Ltd.	30,970	617,852
NXP Semiconductors NV	6,410	585,361

		1,203,213

Semiconductor Equipment - 1.0%

Lam Research Corp.	9,740	1,715,117

Telephone-Integrated - 2.3%

AT&T, Inc.	85,210	2,651,735
Verizon Communications, Inc.	21,698	1,235,050

		3,886,785

Tobacco - 2.6%

Philip Morris International, Inc.	51,535	4,480,453

Transport-Services - 0.6%

FedEx Corp.	5,593	1,012,333

Web Portals/ISP - 3.8%

Alphabet, Inc., Class A†	2,502	2,818,628
Alphabet, Inc., Class C†	3,238	3,626,301

		6,444,929

Total Long-Term Investment Securities
(cost $140,070,038)		164,373,032

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $5,963,083 collateralized by $5,560,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $6,085,670 (cost $5,963,000)	$5,963,000	5,963,000

TOTAL INVESTMENTS
(cost $146,033,038)	99.4%	170,336,032
Other assets less liabilities	0.6	1,021,197

NET ASSETS	100.0%	$171,357,229

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$164,373,032	$—	$—	$164,373,032
Repurchase Agreements	—	5,963,000	—	5,963,000

Total Investments at Value	$164,373,032	$5,963,000	$—	$170,336,032

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense-Equipment - 2.2%

United Technologies Corp.	81,221	$10,207,043

Apparel Manufacturers - 1.2%

VF Corp.	65,181	5,694,212

Applications Software - 4.5%

Microsoft Corp.	189,834	21,267,103

Athletic Footwear - 3.3%

adidas AG	20,387	4,953,209
NIKE, Inc., Class B	123,582	10,594,685

		15,547,894

Beverages-Non-alcoholic - 1.2%

PepsiCo, Inc.	46,757	5,406,979

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	306,101	11,836,926

Chemicals-Diversified - 2.0%

LyondellBasell Industries NV, Class A	13,535	1,157,513
PPG Industries, Inc.	71,465	8,001,936

		9,159,449

Coatings/Paint - 1.5%

Sherwin-Williams Co.	16,236	7,033,435

Commercial Services - 1.5%

Ecolab, Inc.	42,561	7,188,978

Commercial Services-Finance - 3.9%

Equifax, Inc.	36,064	3,949,369
Experian PLC	177,194	4,614,641
Moody’s Corp.	55,636	9,631,704

		18,195,714

Computer Services - 5.4%

Accenture PLC, Class A	100,257	16,179,475
Cognizant Technology Solutions Corp., Class A	125,483	8,906,783

		25,086,258

Computers - 2.5%

Apple, Inc.	66,463	11,508,068

Consulting Services - 1.8%

Verisk Analytics, Inc.†	66,981	8,468,408

Cosmetics & Toiletries - 4.5%

Colgate-Palmolive Co.	145,173	9,562,546
Estee Lauder Cos., Inc., Class A	55,296	8,678,154
L’Oreal SA	11,783	2,974,029

		21,214,729

Data Processing/Management - 3.8%

Fidelity National Information Services, Inc.	87,898	9,506,168
Fiserv, Inc.†#	96,220	8,148,872

		17,655,040

Diagnostic Equipment - 4.3%

Danaher Corp.	65,514	8,321,588
Thermo Fisher Scientific, Inc.	45,883	11,909,851

		20,231,439

Diversified Manufacturing Operations - 0.2%

Colfax Corp.†	30,386	804,014

E-Commerce/Products - 1.9%

Alibaba Group Holding, Ltd. ADR†	49,293	9,022,098

Electronic Components-Semiconductors - 2.9%

Texas Instruments, Inc.	128,456	13,588,076

Electronic Connectors - 1.6%

Amphenol Corp., Class A	77,379	7,271,305

Electronic Measurement Instruments - 1.2%

Fortive Corp.	70,310	5,735,187

Entertainment Software - 2.1%

Electronic Arts, Inc.†	104,494	10,008,435

Finance-Credit Card - 5.3%

Mastercard, Inc., Class A	44,978	10,109,705
Visa, Inc., Class A#	97,865	14,495,764

		24,605,469

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	86,491	3,979,451

Finance-Other Services - 0.5%

CME Group, Inc.	11,902	2,165,093

Gambling (Non-Hotel) - 0.7%

Paddy Power Betfair PLC	39,373	3,149,009

Instruments-Controls - 1.7%

Mettler-Toledo International, Inc.†	11,722	7,981,627

Instruments-Scientific - 1.4%

Waters Corp.†	27,716	6,713,370

Insurance Brokers - 3.0%

Aon PLC	83,036	14,243,165

Machinery-General Industrial - 2.0%

Nordson Corp.	70,504	9,571,623

Medical Products - 1.9%

Abbott Laboratories	114,638	8,898,202

Medical-Drugs - 1.5%

Eli Lilly & Co.	23,473	2,964,405
Zoetis, Inc.	43,373	4,087,038

		7,051,443

Multimedia - 0.8%

Twenty-First Century Fox, Inc., Class A	40,800	2,057,544
Walt Disney Co.	14,192	1,601,425

		3,658,969

Oil-Field Services - 0.1%

Schlumberger, Ltd.	11,137	490,696

Pharmacy Services - 0.5%

Cigna Corp.	12,396	2,162,358

Private Equity - 2.1%

Blackstone Group LP	288,703	9,639,793

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	2,682	2,518,318

Retail-Major Department Stores - 2.0%

TJX Cos., Inc.	178,439	9,152,136

Retail-Restaurants - 2.4%

Starbucks Corp.	156,943	11,026,815

Semiconductor Components-Integrated Circuits - 3.4%

Analog Devices, Inc.	93,277	9,976,908
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	152,349	5,949,228

		15,926,136

Soap & Cleaning Preparation - 1.9%

Church & Dwight Co., Inc.	54,322	3,574,387
Reckitt Benckiser Group PLC	69,647	5,327,340

		8,901,727

Textile-Apparel - 1.9%

LVMH Moet Hennessy Louis Vuitton SE	25,370	8,714,841

Transport-Rail - 1.9%

Union Pacific Corp.	52,878	8,867,641

Veterinary Diagnostics - 0.8%

Elanco Animal Health, Inc.†#	118,308	3,577,634

Web Portals/ISP - 6.2%

Alphabet, Inc., Class A†	25,661	28,908,400

Total Long-Term Investment Securities
(cost $325,713,517)		464,034,706

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2)	3,608,394	3,608,394

U.S. Government Treasuries - 0.1%

Federal Home Loan Bank Disc. Notes 2.23% due 03/01/2019	$627,000	627,000

Total Short-Term Investment Securities
(cost $4,235,394)		4,235,394

TOTAL INVESTMENTS
(cost $329,948,911)	100.2%	468,270,100
Liabilities in excess of other assets	(0.2)	(777,959)

NET ASSETS	100.0%	$467,492,141

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $24,325,214. This was secured by collateral of $3,608,394 which was received in cash and subsequently invested in short-term investments currently valued at $3,608,394 as reported in the Portfolio of Investments. Additional collateral of $21,106,484 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/21/2019 to 06/20/2019	$957,392
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	20,149,092

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$464,034,706	$—	$—	$464,034,706
Short-Term Investment Securities:
Registered Investment Companies	3,608,394	—	—	3,608,394
U.S. Government Treasuries	—	627,000	—	627,000

Total Investments at Value	$467,643,100	$627,000	$—	$468,270,100

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

ADR	- American Depositary Receipt

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Aerospace/Defense - 0.9%

Esterline Technologies Corp.†	49,788	$6,061,689
MSA Safety, Inc.	65,600	6,782,384
Teledyne Technologies, Inc.†	67,617	15,960,317

		28,804,390

Aerospace/Defense-Equipment - 0.3%

Curtiss-Wright Corp.	82,068	10,118,164

Airlines - 0.3%

JetBlue Airways Corp.†	571,207	9,539,157

Apparel Manufacturers - 0.5%

Carter’s, Inc.	85,927	8,372,727
Deckers Outdoor Corp.†	54,579	8,074,963

		16,447,690

Applications Software - 1.2%

CDK Global, Inc.	241,337	13,999,959
Covetrus, Inc.†#	179,216	6,412,349
PTC, Inc.†	200,171	18,579,872

		38,992,180

Auction Houses/Art Dealers - 0.1%

Sotheby’s†#	61,671	2,705,507

Auto/Truck Parts & Equipment-Original - 0.5%

Adient PLC	162,784	3,164,521
Dana, Inc.	271,117	5,354,561
Delphi Technologies PLC	165,845	3,617,079
Visteon Corp.†#	54,181	4,641,145

		16,777,306

Banks-Commercial - 7.5%

Associated Banc-Corp.	310,696	7,233,003
BancorpSouth Bank	169,992	5,540,039
Bank of Hawaii Corp.	78,250	6,434,498
Bank OZK	226,554	7,430,971
Cathay General Bancorp	144,349	5,606,515
Chemical Financial Corp.#	133,897	6,136,500
Commerce Bancshares, Inc.	186,044	11,707,749
Cullen/Frost Bankers, Inc.	119,839	12,424,908
East West Bancorp, Inc.	271,671	14,835,953
First Horizon National Corp.	607,110	9,489,129
FNB Corp.	607,772	7,439,129
Fulton Financial Corp.	330,026	5,669,847
Hancock Whitney Corp.	159,611	6,971,809
Home BancShares, Inc.	298,169	5,808,332
International Bancshares Corp.	102,906	4,200,623
MB Financial, Inc.	157,871	7,146,820
PacWest Bancorp	228,212	9,361,256
Pinnacle Financial Partners, Inc.#	137,215	8,053,148
Prosperity Bancshares, Inc.#	124,342	9,257,262
Signature Bank	100,045	13,582,109
Synovus Financial Corp.	310,690	12,328,179
TCF Financial Corp.	312,614	7,158,861
Texas Capital Bancshares, Inc.†	94,047	5,739,688
Trustmark Corp.	125,733	4,461,007
UMB Financial Corp.	84,127	5,788,779
Umpqua Holdings Corp.	412,758	7,503,940
United Bankshares, Inc.#	193,379	7,423,820
Valley National Bancorp#	621,257	6,560,474
Webster Financial Corp.	172,863	9,925,793
Wintrust Financial Corp.	105,686	7,785,888

		239,006,029

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	119,399	5,478,026
EnerSys	78,991	5,831,116

		11,309,142

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	16,121	5,038,780

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.#	264,585	6,686,063

Building & Construction-Misc. - 0.2%

EMCOR Group, Inc.	107,875	7,781,024

Building Products-Air & Heating - 0.5%

Lennox International, Inc.	67,946	16,663,756

Building Products-Cement - 0.5%

Eagle Materials, Inc.	87,876	6,717,241
MDU Resources Group, Inc.	367,363	9,705,731

		16,422,972

Building-Heavy Construction - 0.4%

Arcosa, Inc.	1	34
Dycom Industries, Inc.†	58,655	2,644,167
Granite Construction, Inc.#	87,891	4,092,205
MasTec, Inc.†#	119,438	5,157,333

		11,893,739

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	94,018	6,070,742

Building-Residential/Commercial - 1.0%

KB Home	161,540	3,684,727
NVR, Inc.†	6,367	16,681,540
Toll Brothers, Inc.	254,085	9,045,426
TRI Pointe Group, Inc.†#	266,505	3,357,963

		32,769,656

Cable/Satellite TV - 0.3%

Cable One, Inc.	9,301	8,826,556

Casino Hotels - 0.4%

Boyd Gaming Corp.	151,408	4,505,902
Caesars Entertainment Corp.†#	1,091,993	9,412,980

		13,918,882

Casino Services - 0.3%

Eldorado Resorts, Inc.†#	121,834	5,873,617
Scientific Games Corp.†#	103,121	2,996,696

		8,870,313

Chemicals-Diversified - 0.3%

Olin Corp.	312,670	8,085,646

Chemicals-Plastics - 0.2%

PolyOne Corp.	149,593	4,879,724

Chemicals-Specialty - 1.9%

Ashland Global Holdings, Inc.	117,109	9,061,894
Cabot Corp.	112,502	5,274,094
Chemours Co.	320,635	12,193,749
Minerals Technologies, Inc.	66,083	3,912,114
NewMarket Corp.	16,670	7,318,130
Sensient Technologies Corp.	79,229	5,126,116
Valvoline, Inc.	352,641	6,626,124
Versum Materials, Inc.	204,344	10,012,856

		59,525,077

Coatings/Paint - 0.4%

RPM International, Inc.	248,730	14,394,005

Commercial Services - 0.6%

CoreLogic, Inc.†	150,981	5,536,473
Healthcare Services Group, Inc.#	138,306	5,280,523
LiveRamp Holdings, Inc.†#	127,468	6,851,405
Weight Watchers International, Inc.†#	72,651	1,469,730

		19,138,131

Commercial Services-Finance - 1.5%

Green Dot Corp., Class A†	88,893	5,738,043
MarketAxess Holdings, Inc.	70,454	17,182,321
Sabre Corp.	515,971	11,573,230
WEX, Inc.†	80,780	14,383,687

		48,877,281

Computer Services - 1.8%

CACI International, Inc., Class A†	46,570	8,487,848
Leidos Holdings, Inc.	280,669	18,128,411
MAXIMUS, Inc.	120,193	8,495,241
Perspecta, Inc.	265,079	5,593,167
Science Applications International Corp.	95,382	7,125,036
Teradata Corp.†	221,522	10,715,019

		58,544,722

Computer Software - 0.2%

j2 Global, Inc.#	87,753	7,459,882

Computers-Integrated Systems - 0.3%

NCR Corp.†#	221,522	6,207,047
NetScout Systems, Inc.†	131,066	3,587,276

		9,794,323

Computers-Other - 0.2%

Lumentum Holdings, Inc.†#	138,022	6,866,594

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	49,479	5,547,091

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A	48,616	1,954,363
Owens-Illinois, Inc.	297,422	5,924,646
Silgan Holdings, Inc.	145,119	4,108,319

		11,987,328

Containers-Paper/Plastic - 0.6%

Bemis Co., Inc.	170,578	9,023,576
Sonoco Products Co.	187,055	10,828,614

		19,852,190

Cosmetics & Toiletries - 0.1%

Edgewell Personal Care Co.†	101,280	4,492,781

Data Processing/Management - 0.6%

CommVault Systems, Inc.†	72,870	4,910,709
Fair Isaac Corp.†	54,265	13,447,953

		18,358,662

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	154,821	3,491,214

Disposable Medical Products - 0.6%

STERIS PLC	158,364	19,155,709

Distribution/Wholesale - 0.6%

Pool Corp.	75,458	12,038,569
Watsco, Inc.	60,193	8,661,171

		20,699,740

Diversified Manufacturing Operations - 1.2%

Carlisle Cos., Inc.	111,595	13,735,112
Crane Co.	94,703	8,009,033
ITT, Inc.	164,173	9,482,632
Trinity Industries, Inc.	274,182	6,418,601

		37,645,378

E-Commerce/Services - 0.1%

Cars.com, Inc.†	118,225	2,783,016

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	47,147	9,103,614

Electric-Integrated - 1.9%

ALLETE, Inc.	96,377	7,811,356
Black Hills Corp.	101,160	7,180,337
Hawaiian Electric Industries, Inc.	204,053	7,811,149
IDACORP, Inc.	94,443	9,294,136
NorthWestern Corp.	94,308	6,463,870
OGE Energy Corp.	374,322	15,916,171
PNM Resources, Inc.	149,281	6,520,594

		60,997,613

Electronic Components-Misc. - 1.0%

Gentex Corp.	491,240	9,991,822
Jabil, Inc.	269,439	7,652,068
nVent Electric PLC	306,002	8,408,935
Vishay Intertechnology, Inc.#	247,606	5,427,523

		31,480,348

Electronic Components-Semiconductors - 0.9%

Cree, Inc.†#	192,209	10,458,092
Monolithic Power Systems, Inc.	73,127	9,807,062
Silicon Laboratories, Inc.†	80,865	6,551,682
Synaptics, Inc.†	64,880	2,716,526

		29,533,362

Electronic Measurement Instruments - 0.9%

National Instruments Corp.	210,967	9,860,597
Trimble, Inc.†	470,681	18,831,947

		28,692,544

Electronic Parts Distribution - 1.2%

Arrow Electronics, Inc.†	163,372	13,020,748
Avnet, Inc.	208,451	9,065,534
SYNNEX Corp.	77,664	7,620,392
Tech Data Corp.†	69,938	7,149,062

		36,855,736

Electronic Security Devices - 0.2%

Resideo Technologies, Inc.†	230,456	5,922,719

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	141,434	7,432,357

Engineering/R&D Services - 0.4%

AECOM†	293,023	9,071,992
KBR, Inc.	264,023	5,217,095

		14,289,087

Enterprise Software/Service - 1.5%

Blackbaud, Inc.#	91,024	7,030,694
Manhattan Associates, Inc.†	122,526	6,708,298
Tyler Technologies, Inc.†	72,759	14,900,316
Ultimate Software Group, Inc.†	58,602	19,426,563

		48,065,871

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	239,684	12,365,298

Finance-Consumer Loans - 0.4%

Navient Corp.	430,280	5,258,022
SLM Corp.	816,483	9,022,137

		14,280,159

Finance-Investment Banker/Broker - 0.5%

Evercore, Inc., Class A	75,848	6,985,601
Interactive Brokers Group, Inc., Class A	140,717	7,771,800

		14,757,401

Finance-Mortgage Loan/Banker - 0.1%

LendingTree, Inc.†#	13,944	4,447,439

Finance-Other Services - 0.4%

SEI Investments Co.	244,861	12,916,418

Food-Baking - 0.2%

Flowers Foods, Inc.	343,862	7,038,855

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.	34,743	1,292,092

Food-Misc./Diversified - 1.2%

Hain Celestial Group, Inc.†#	167,724	3,299,131
Ingredion, Inc.	124,678	11,526,481
Lancaster Colony Corp.	36,578	5,734,333
Post Holdings, Inc.†	124,969	12,731,842
TreeHouse Foods, Inc.†	104,945	6,357,568

		39,649,355

Food-Retail - 0.2%

Sprouts Farmers Market, Inc.†	239,146	5,576,885

Footwear & Related Apparel - 0.3%

Skechers U.S.A., Inc., Class A†	250,908	8,438,036

Funeral Services & Related Items - 0.4%

Service Corp. International	339,125	14,019,427

Garden Products - 0.6%

Scotts Miracle-Gro Co.#	73,618	6,029,314
Toro Co.	197,146	13,520,273

		19,549,587

Gas-Distribution - 1.9%

National Fuel Gas Co.#	161,107	9,697,030
New Jersey Resources Corp.	165,869	8,028,060
ONE Gas, Inc.	98,440	8,510,138
Southwest Gas Holdings, Inc.	99,327	8,138,854
Spire, Inc.	94,974	7,533,338
UGI Corp.	325,811	17,887,024

		59,794,444

Gold Mining - 0.3%

Royal Gold, Inc.	122,772	10,854,272

Hazardous Waste Disposal - 0.4%

Clean Harbors, Inc.†	95,514	6,494,952
Stericycle, Inc.†	159,600	7,114,968

		13,609,920

Health Care Cost Containment - 0.3%

HealthEquity, Inc.†	101,725	8,186,828

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	85,796	4,994,185

Hotels/Motels - 0.6%

Wyndham Destinations, Inc.	182,639	8,224,234
Wyndham Hotels & Resorts, Inc.	185,883	9,771,869

		17,996,103

Housewares - 0.1%

Tupperware Brands Corp.	91,047	2,741,425

Human Resources - 0.8%

ASGN, Inc.†	98,349	6,334,659
Insperity, Inc.	71,305	9,003,683
ManpowerGroup, Inc.	115,881	9,762,974

		25,101,316

Industrial Automated/Robotic - 0.5%

Cognex Corp.	322,707	17,232,554

Instruments-Controls - 0.3%

Woodward, Inc.	104,208	10,039,399

Insurance Brokers - 0.4%

Brown & Brown, Inc.	439,570	13,020,063

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.	308,573	5,254,998
Primerica, Inc.	80,471	10,062,094

		15,317,092

Insurance-Multi-line - 1.2%

American Financial Group, Inc.	132,144	13,169,471
Genworth Financial, Inc., Class A†	938,482	3,631,925
Kemper Corp.	114,064	9,478,718
Old Republic International Corp.	533,160	11,121,718

		37,401,832

Insurance-Property/Casualty - 1.7%

Alleghany Corp.†	27,807	17,878,789
First American Financial Corp.	209,505	10,640,759
Hanover Insurance Group, Inc.	79,337	9,418,095
Mercury General Corp.#	50,820	2,691,935
WR Berkley Corp.	180,812	15,126,732

		55,756,310

Insurance-Reinsurance - 0.9%

Reinsurance Group of America, Inc.	117,649	16,999,104
RenaissanceRe Holdings, Ltd.	75,463	11,096,834

		28,095,938

Internet Content-Information/News - 0.2%

Yelp, Inc.†	143,253	5,337,607

Investment Management/Advisor Services - 1.1%

Eaton Vance Corp.	218,388	9,139,538
Federated Investors, Inc., Class B	178,916	5,322,751
Janus Henderson Group PLC	312,701	7,661,174
Legg Mason, Inc.	160,290	4,688,483
Stifel Financial Corp.	134,960	7,345,873

		34,157,819

Lasers-System/Components - 0.2%

Coherent, Inc.†#	45,690	6,080,425

Lighting Products & Systems - 0.7%

Acuity Brands, Inc.	75,132	9,776,176
Universal Display Corp.#	79,446	11,856,521

		21,632,697

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	153,872	5,799,436
Lincoln Electric Holdings, Inc.	120,780	10,437,807

		16,237,243

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	134,738	10,483,964
Terex Corp.#	121,548	4,082,797

		14,566,761

Machinery-Electrical - 0.2%

Regal Beloit Corp.	80,853	6,772,247

Machinery-Farming - 0.3%

AGCO Corp.	123,239	8,328,492

Machinery-General Industrial - 1.3%

IDEX Corp.	143,764	20,716,392
Nordson Corp.	98,081	13,315,477
Wabtec Corp.#	81,387	5,962,412

		39,994,281

Machinery-Pumps - 0.5%

Graco, Inc.	311,924	14,647,951

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†	327,436	3,510,114
Medidata Solutions, Inc.†#	114,677	8,603,068

		12,113,182

Medical Instruments - 1.3%

Bio-Techne Corp.	70,778	13,723,854
Cantel Medical Corp.	68,026	5,001,272
Integra LifeSciences Holdings Corp.†#	132,500	7,299,425
LivaNova PLC†	91,242	8,503,754
NuVasive, Inc.†	96,371	5,676,252

		40,204,557

Medical Labs & Testing Services - 1.1%

Catalent, Inc.†	272,445	11,775,073
Charles River Laboratories International, Inc.†	90,138	12,814,919
MEDNAX, Inc.†	167,585	5,515,222
Syneos Health, Inc.†	114,141	4,767,670

		34,872,884

Medical Products - 1.8%

Avanos Medical, Inc.†	88,886	4,184,753
Globus Medical, Inc., Class A†	142,471	6,936,913
Haemonetics Corp.†	96,863	8,414,489
Hill-Rom Holdings, Inc.	126,096	13,372,481
ICU Medical, Inc.†	31,103	7,643,873
Inogen, Inc.†	33,076	3,554,347
West Pharmaceutical Services, Inc.	138,835	14,542,966

		58,649,822

Medical-Biomedical/Gene - 1.2%

Bio-Rad Laboratories, Inc., Class A†	37,739	10,223,495
Exelixis, Inc.†	560,331	12,545,811
Ligand Pharmaceuticals, Inc.†#	39,833	4,942,479
United Therapeutics Corp.†	81,687	10,316,251

		38,028,036

Medical-Drugs - 0.6%

Mallinckrodt PLC†#	156,139	3,897,230
PRA Health Sciences, Inc.†	109,595	11,724,473
Prestige Consumer Healthcare, Inc.†#	96,963	2,837,137

		18,458,840

Medical-HMO - 0.5%

Molina Healthcare, Inc.†	116,925	15,741,613

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†#	165,403	4,348,445
Tenet Healthcare Corp.†	155,596	4,446,934

		8,795,379

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	54,386	6,760,180
Chemed Corp.	30,009	9,887,965

		16,648,145

Metal Processors & Fabrication - 0.2%

Timken Co.	129,643	5,625,210

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	75,401	2,964,013

Miscellaneous Manufacturing - 0.4%

AptarGroup, Inc.	117,721	11,975,757

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	104,106	6,257,812

Multimedia - 0.5%

FactSet Research Systems, Inc.#	71,286	16,764,329

Networking Products - 0.2%

LogMeIn, Inc.	95,884	7,617,025

Office Automation & Equipment - 0.7%

Pitney Bowes, Inc.	351,625	2,528,184
Zebra Technologies Corp., Class A†	100,837	20,218,827

		22,747,011

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	111,203	4,078,926
HNI Corp.	82,125	3,172,489

		7,251,415

Oil & Gas Drilling - 0.5%

Diamond Offshore Drilling, Inc.†#	121,058	1,156,104
Ensco PLC, Class A#	819,181	3,358,642
Rowan Cos. PLC, Class A†#	238,143	2,693,397
Transocean, Ltd.†#	948,199	7,746,786

		14,954,929

Oil Companies-Exploration & Production - 1.6%

Callon Petroleum Co.†#	426,516	3,262,847
Chesapeake Energy Corp.†#	1,956,182	5,790,299
CNX Resources Corp.†	381,572	4,044,663
EQT Corp.	476,826	8,640,087
Matador Resources Co.†#	194,042	3,609,181
Oasis Petroleum, Inc.†	501,299	2,802,262
QEP Resources, Inc.†	443,739	3,443,415
Range Resources Corp.#	388,111	4,152,788
SM Energy Co.	193,357	3,159,453
Southwestern Energy Co.†	1,089,388	4,608,111
WPX Energy, Inc.†	740,420	9,136,783

		52,649,889

Oil Companies-Integrated - 0.3%

Murphy Oil Corp.	304,869	8,810,714

Oil Refining & Marketing - 0.4%

Murphy USA, Inc.†	56,194	4,370,208
PBF Energy, Inc., Class A	224,689	6,981,087

		11,351,295

Oil-Field Services - 0.8%

Apergy Corp.†	144,947	6,084,875
Core Laboratories NV	82,861	5,370,221
McDermott International, Inc.†#	338,437	2,869,946
NOW, Inc.†#	203,194	2,932,089
Oceaneering International, Inc.†	184,664	2,853,059
Patterson-UTI Energy, Inc.	407,461	5,402,933

		25,513,123

Paper & Related Products - 0.2%

Domtar Corp.	117,886	6,001,576

Patient Monitoring Equipment - 0.4%

Masimo Corp.†	91,375	11,995,710

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.	185,403	11,706,345

Pipelines - 0.2%

Equitrans Midstream Corp.	381,226	6,724,827

Poultry - 0.1%

Sanderson Farms, Inc.#	37,665	4,339,008

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.	102,527	12,103,312

Printing-Commercial - 0.1%

Deluxe Corp.	86,785	4,038,106

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	84,774	4,398,923

Publishing-Newspapers - 0.3%

New York Times Co., Class A#	264,563	8,690,895

Publishing-Periodicals - 0.1%

Meredith Corp.#	74,738	4,280,245

Quarrying - 0.1%

Compass Minerals International, Inc.#	63,443	3,323,144

Racetracks - 0.4%

Churchill Downs, Inc.	67,150	6,298,670
International Speedway Corp., Class A	45,810	1,981,283
Penn National Gaming, Inc.†	202,704	5,037,194

		13,317,147

Real Estate Investment Trusts - 9.1%

Alexander & Baldwin, Inc.†	126,888	2,909,542
American Campus Communities, Inc.	256,814	11,572,039
Brixmor Property Group, Inc.	561,877	9,810,372
Camden Property Trust	174,546	17,121,217
CoreCivic, Inc.	222,423	4,710,919
CoreSite Realty Corp.	68,779	7,032,653
Corporate Office Properties Trust	204,008	5,302,168
Cousins Properties, Inc.	787,854	7,500,370
CyrusOne, Inc.	198,346	9,885,565
Douglas Emmett, Inc.	302,562	11,678,893
EPR Properties	139,319	10,237,160
First Industrial Realty Trust, Inc.	236,717	7,934,754
GEO Group, Inc.	228,261	5,186,090
Healthcare Realty Trust, Inc.	234,710	7,428,572
Highwoods Properties, Inc.	193,952	8,981,917
Hospitality Properties Trust	308,185	8,342,568
JBG SMITH Properties	203,953	8,217,266
Kilroy Realty Corp.	188,813	13,917,406
Lamar Advertising Co., Class A	159,460	12,369,312
Liberty Property Trust	277,035	13,112,067
Life Storage, Inc.	87,336	8,523,994
Mack-Cali Realty Corp.	169,271	3,556,384
Medical Properties Trust, Inc.	683,945	12,468,317
National Retail Properties, Inc.	298,251	15,538,877
Omega Healthcare Investors, Inc.#	376,132	13,503,139
Pebblebrook Hotel Trust	239,918	7,679,775
PotlatchDeltic Corp.#	126,642	4,557,846
Rayonier, Inc.	242,639	7,150,571
Sabra Health Care REIT, Inc.	334,128	6,054,399
Senior Housing Properties Trust	445,538	5,769,717
Tanger Factory Outlet Centers, Inc.#	175,993	3,799,689
Taubman Centers, Inc.	114,444	6,109,021
Uniti Group, Inc.#	335,433	3,233,574
Urban Edge Properties	214,224	4,160,230
Weingarten Realty Investors	223,662	6,443,702

		291,800,085

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	85,398	14,100,918
Realogy Holdings Corp.#	221,437	3,011,543

		17,112,461

Recreational Vehicles - 0.6%

Brunswick Corp.	162,562	8,573,520
Polaris Industries, Inc.	108,838	9,276,263

		17,849,783

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	128,556	6,979,305
Avis Budget Group, Inc.†	121,763	4,361,551

		11,340,856

Resorts/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.	76,693	7,465,296
Six Flags Entertainment Corp.	134,480	7,491,881

		14,957,177

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.	315,786	6,442,034
Urban Outfitters, Inc.†	141,215	4,356,483

		10,798,517

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	168,458	2,381,996

Retail-Automobile - 0.1%

AutoNation, Inc.†	107,859	3,803,108

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	258,725	4,328,469

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	85,097	7,183,038

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	68,605	9,243,838

Retail-Discount - 0.3%

Big Lots, Inc.	75,604	2,383,794
Ollie’s Bargain Outlet Holdings, Inc.†	96,634	8,525,052

		10,908,846

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.#	97,290	2,734,822

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	150,221	8,736,853

Retail-Misc./Diversified - 0.5%

Five Below, Inc.†	104,501	12,576,695
Sally Beauty Holdings, Inc.†#	225,167	4,068,768

		16,645,463

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	125,999	3,488,912

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A	34,630	2,719,840

Retail-Restaurants - 2.0%

Brinker International, Inc.#	72,341	3,311,048
Cheesecake Factory, Inc.#	78,166	3,697,252
Cracker Barrel Old Country Store, Inc.	45,042	7,296,354
Domino’s Pizza, Inc.	77,955	19,562,028
Dunkin’ Brands Group, Inc.	154,798	11,060,317
Jack in the Box, Inc.	48,245	3,885,652
Papa John’s International, Inc.#	41,971	1,834,552
Texas Roadhouse, Inc.	124,707	7,895,200
Wendy’s Co.	350,549	6,075,014

		64,617,417

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	138,239	5,399,615

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co.	223,206	4,415,015

Savings & Loans/Thrifts - 0.8%

New York Community Bancorp, Inc.#	918,959	11,496,177
Sterling Bancorp	420,607	8,550,940
Washington Federal, Inc.	152,733	4,685,849

		24,732,966

Schools - 0.3%

Adtalem Global Education, Inc.†	110,096	5,306,627
Graham Holdings Co., Class B	8,130	5,558,562

		10,865,189

Security Services - 0.2%

Brink’s Co.	94,860	7,486,351

Semiconductor Components-Integrated Circuits - 0.8%

Cirrus Logic, Inc.†	112,155	4,500,780
Cypress Semiconductor Corp.	678,339	10,466,771
Integrated Device Technology, Inc.†	241,828	11,687,547

		26,655,098

Semiconductor Equipment - 0.7%

MKS Instruments, Inc.	101,176	8,384,455
Teradyne, Inc.	335,937	13,716,308

		22,100,763

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	41,396	5,654,280

Steel-Producers - 1.3%

Carpenter Technology Corp.#	88,777	4,167,192
Commercial Metals Co.	220,456	3,648,547
Reliance Steel & Aluminum Co.	131,999	11,780,911
Steel Dynamics, Inc.	430,209	16,055,400
United States Steel Corp.	332,225	7,445,162

		43,097,212

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	235,547	6,743,711

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	266,076	11,350,802

Telecommunication Equipment - 0.4%

ARRIS International PLC†	306,282	9,703,014
Plantronics, Inc.	61,916	3,110,660

		12,813,674

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	174,212	5,583,495

Television - 0.6%

AMC Networks, Inc., Class A†#	84,420	5,547,238
TEGNA, Inc.	403,503	5,314,135
World Wrestling Entertainment, Inc., Class A#	81,365	6,810,250

		17,671,623

Theaters - 0.7%

Cinemark Holdings, Inc.	199,236	7,497,251
Live Nation Entertainment, Inc.†#	259,191	14,659,843

		22,157,094

Transactional Software - 0.2%

ACI Worldwide, Inc.†	217,361	6,927,295

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	70,467	5,602,126

Transport-Marine - 0.2%

Kirby Corp.†	100,977	7,494,513

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	109,432	8,973,424

Transport-Services - 0.2%

Ryder System, Inc.	99,494	6,184,547

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.#	235,520	7,920,538
Landstar System, Inc.	77,053	8,374,120
Old Dominion Freight Line, Inc.	122,568	18,479,577
Werner Enterprises, Inc.	82,724	2,856,460

		37,630,695

Water - 0.4%

Aqua America, Inc.#	333,482	11,985,343

Wire & Cable Products - 0.1%

Belden, Inc.#	75,537	4,667,431

Wireless Equipment - 0.4%

InterDigital, Inc.	63,424	4,422,556
ViaSat, Inc.†#	105,084	7,939,096

		12,361,652

Total Long-Term Investment Securities (cost $2,411,258,104)		3,162,941,562

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $13,738,472)	13,738,472	13,738,472

U.S. Government Treasuries - 0.2%
United States Treasury Bills
Disc. Notes 2.35% due 03/28/2019(3)	$3,100,000	3,094,496
2.36% due 03/07/2019(3)	2,000,000	1,999,224
2.36% due 04/04/2019(3)	1,000,000	997,776
2.40% due 07/11/2019(3)	250,000	247,800
2.50% due 07/18/2019(3)	1,000,000	990,685

		7,329,981

Total Short-Term Investment Securities (cost $21,068,148)		21,068,453

REPURCHASE AGREEMENTS - 0.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $17,407,242 collateralized by $17,730,300 of United States Treasury Notes, bearing interest at 2.50% due 02/15/2022 and having an approximate value of $17,757,038 (cost $17,407,000)	17,407,000	17,407,000

TOTAL INVESTMENTS (cost $2,449,733,252)	100.3%	3,201,417,015
Liabilities in excess of other assets	(0.3)	(10,734,119)

NET ASSETS	100.0%	$3,190,682,896

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $275,200,931. This was secured by collateral of $13,738,472, which was received in cash and subsequently invested in short-term investments currently valued at $13,738,472 as reported in the Portfolio of Investments. Additional collateral of $268,995,841 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$12,970,229
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	8,785,325
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	7,135,086
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	21,773,836
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	218,331,365

(3)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

146	Long	S&P Mid Cap 400 E-Mini Index	March 2019	$25,887,200	$27,897,680	$2,010,480

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,162,941,562	$—	$—	$3,162,941,562
Short-Term Investment Securities:
Registered Investment Companies	13,738,472	—	—	13,738,472
U.S. Government Treasuries	—	7,329,981	—	7,329,981
Repurchase Agreements	—	17,407,000	—	17,407,000

Total Investments at Value	$3,176,680,034	$24,736,981	$—	$3,201,417,015

Other Financial Instruments:†
Futures Contracts	$2,010,480	$—	$—	$2,010,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Advertising Agencies - 0.5%

Omnicom Group, Inc.	18,846	$1,426,642

Advertising Services - 0.5%

Trade Desk, Inc., Class A†#	8,521	1,683,238

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	13,354	3,152,078

Aerospace/Defense-Equipment - 1.6%

Harris Corp.	14,725	2,428,594
HEICO Corp., Class A	17,625	1,409,824
L3 Technologies, Inc.	5,330	1,128,628

		4,967,046

Airlines - 0.4%

Ryanair Holdings PLC ADR†	14,956	1,114,820

Apparel Manufacturers - 2.0%

Carter’s, Inc.	6,749	657,623
Gildan Activewear, Inc.	87,484	3,120,554
VF Corp.	25,215	2,202,782

		5,980,959

Applications Software - 1.0%

Intuit, Inc.	4,457	1,101,459
PTC, Inc.†	21,910	2,033,686

		3,135,145

Auction Houses/Art Dealers - 0.7%

Ritchie Bros. Auctioneers, Inc.	54,653	2,049,488

Audio/Video Products - 0.5%

Dolby Laboratories, Inc., Class A	23,022	1,491,826

Auto/Truck Parts & Equipment-Original - 0.3%

Visteon Corp.†#	11,011	943,202

Banks-Commercial - 0.7%

First Republic Bank	11,607	1,218,503
SVB Financial Group†	4,307	1,064,518

		2,283,021

Beverages-Non-alcoholic - 0.8%

Monster Beverage Corp.†	38,477	2,455,987

Broadcast Services/Program - 0.3%

Liberty Media Corp.-Liberty Formula One, Series C†#	26,352	820,074

Building & Construction-Misc. - 0.3%

Frontdoor, Inc.†	26,393	844,576

Chemicals-Diversified - 0.8%

FMC Corp.	27,119	2,427,151

Commercial Services - 2.4%

CoStar Group, Inc.†	7,909	3,618,605
Edenred	33,361	1,480,670
ServiceMaster Global Holdings, Inc.†	52,786	2,383,816

		7,483,091

Commercial Services-Finance - 5.6%

Equifax, Inc.	11,639	1,274,587
Euronet Worldwide, Inc.†	6,842	919,017
Global Payments, Inc.	31,116	4,056,904
IHS Markit, Ltd.†	23,675	1,258,800
WEX, Inc.†	35,614	6,341,429
Worldpay, Inc., Class A†	32,669	3,129,690

		16,980,427

Computer Services - 1.8%

Amdocs, Ltd.	46,016	2,557,109
EPAM Systems, Inc.†	17,850	2,887,773

		5,444,882

Computer Software - 2.1%

Splunk, Inc.†	15,208	2,066,463
SS&C Technologies Holdings, Inc.	68,496	4,217,984

		6,284,447

Computers - 0.4%

Nutanix, Inc., Class A†#	27,540	1,379,479

Consulting Services - 2.5%

Gartner, Inc.†#	10,031	1,427,411
Verisk Analytics, Inc.†	49,119	6,210,115

		7,637,526

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	26,815	1,455,786

Containers-Paper/Plastic - 0.8%

Sealed Air Corp.	58,210	2,539,120

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	34,614	1,922,115
Royal Caribbean Cruises, Ltd.	15,378	1,821,986

		3,744,101

Data Processing/Management - 1.6%

Broadridge Financial Solutions, Inc.	23,525	2,381,906
Fidelity National Information Services, Inc.	22,449	2,427,860

		4,809,766

Decision Support Software - 0.4%

MSCI, Inc.	6,228	1,150,436

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	11,245	2,373,032

Disposable Medical Products - 1.1%

STERIS PLC	26,948	3,259,630

Distribution/Wholesale - 0.3%

Ferguson PLC	14,883	1,030,629

Diversified Manufacturing Operations - 1.0%

A.O. Smith Corp.	20,051	1,041,248
Carlisle Cos., Inc.	15,613	1,921,648

		2,962,896

Drug Delivery Systems - 1.3%

DexCom, Inc.†	21,836	3,042,410
Heron Therapeutics, Inc.†#	36,905	976,875

		4,019,285

E-Commerce/Products - 0.4%

Wayfair, Inc., Class A†#	6,644	1,100,778

Electric Products-Misc. - 0.9%

AMETEK, Inc.	33,809	2,690,520

Electronic Components-Misc. - 2.0%

Flex, Ltd.†	157,018	1,654,970
Sensata Technologies Holding PLC†	90,606	4,596,442

		6,251,412

Electronic Components-Semiconductors - 5.4%

Advanced Micro Devices, Inc.†#	88,060	2,072,052
Microchip Technology, Inc.#	46,134	4,007,661
Monolithic Power Systems, Inc.	10,047	1,347,403
ON Semiconductor Corp.†	149,039	3,201,358
Xilinx, Inc.	45,991	5,762,672

		16,391,146

Electronic Connectors - 1.5%

TE Connectivity, Ltd.	54,879	4,505,017

Electronic Measurement Instruments - 2.4%

Agilent Technologies, Inc.	28,339	2,251,250
Keysight Technologies, Inc.†	16,090	1,358,157
National Instruments Corp.	60,076	2,807,952
Trimble, Inc.†	32,552	1,302,406

		7,719,765

Enterprise Software/Service - 5.0%

Atlassian Corp. PLC, Class A†	29,062	3,123,584
Ceridian HCM Holding, Inc.†#	28,960	1,419,619
Constellation Software, Inc.	5,181	4,424,215
SVMK, Inc.†(2)(3)	44,965	682,119
Ultimate Software Group, Inc.†	6,703	2,222,044
Workday, Inc., Class A†	17,099	3,384,405

		15,255,986

Entertainment Software - 1.5%

Take-Two Interactive Software, Inc.†	31,315	2,732,547
Zynga, Inc., Class A†	356,932	1,863,185

		4,595,732

Finance-Consumer Loans - 0.4%

Synchrony Financial	33,729	1,099,903

Finance-Investment Banker/Broker - 2.3%

E*TRADE Financial Corp.	43,381	2,125,235
TD Ameritrade Holding Corp.	86,578	4,876,939

		7,002,174

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	11,902	1,141,521

Food-Catering - 0.4%

Aramark	45,984	1,393,315

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	28,690	1,950,920

Industrial Automated/Robotic - 0.4%

Cognex Corp.	25,035	1,336,869

Instruments-Scientific - 2.2%

PerkinElmer, Inc.	39,278	3,698,417
Waters Corp.†	12,988	3,145,953

		6,844,370

Insurance Brokers - 1.7%

Aon PLC	20,125	3,452,041
Arthur J. Gallagher & Co.	20,980	1,684,275

		5,136,316

Insurance-Property/Casualty - 1.6%

Intact Financial Corp.	29,244	2,444,500
WR Berkley Corp.	30,701	2,568,446

		5,012,946

Internet Telephone - 0.5%

Twilio, Inc., Class A†#	13,345	1,623,953

Investment Management/Advisor Services - 1.2%

LPL Financial Holdings, Inc.	49,092	3,702,028

Machinery-General Industrial - 0.8%

Middleby Corp.†#	11,741	1,439,329
Wabtec Corp.#	12,708	930,988

		2,370,317

Medical Instruments - 3.2%

Boston Scientific Corp.†	101,097	4,056,012
Bruker Corp.	33,518	1,280,723
Edwards Lifesciences Corp.†	18,647	3,156,751
Teleflex, Inc.	4,872	1,412,100

		9,905,586

Medical Labs & Testing Services - 2.1%

Catalent, Inc.†	88,916	3,842,950
IQVIA Holdings, Inc.†	17,565	2,460,856

		6,303,806

Medical Products - 3.6%

Cooper Cos., Inc.	17,061	4,879,275
Globus Medical, Inc., Class A†	20,986	1,021,808
Haemonetics Corp.†	15,460	1,343,010
ICU Medical, Inc.†	6,402	1,573,356
Novocure, Ltd.†	14,279	766,925
Varian Medical Systems, Inc.†	10,305	1,384,580

		10,968,954

Medical-Biomedical/Gene - 1.7%

BioMarin Pharmaceutical, Inc.†	5,400	503,604
Celgene Corp.†	16,783	1,395,003
Exact Sciences Corp.†#	20,710	1,884,610
Sage Therapeutics, Inc.†#	8,502	1,353,943

		5,137,160

Medical-Drugs - 0.2%

Alkermes PLC†#	14,803	492,496

Medical-HMO - 0.7%

WellCare Health Plans, Inc.†	8,020	2,033,712

Metal Processors & Fabrication - 0.6%

Rexnord Corp.†	68,378	1,823,641

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.	27,906	2,327,360

Oil Companies-Exploration & Production - 0.3%

Parsley Energy, Inc., Class A†	45,567	826,585

Oil Refining & Marketing - 0.3%

PBF Energy, Inc., Class A	26,370	819,316

Printing-Commercial - 0.6%

Cimpress NV†	21,151	1,744,958

Real Estate Investment Trusts - 2.3%

Crown Castle International Corp.	28,816	3,421,900
Lamar Advertising Co., Class A	46,752	3,626,553

		7,048,453

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	30,091	1,497,328

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	12,916	1,738,364

Retail-Apparel/Shoe - 1.5%

Burlington Stores, Inc.†	8,640	1,466,553
Lululemon Athletica, Inc.†	21,211	3,190,559

		4,657,112

Retail-Discount - 0.6%

Dollar Tree, Inc.†	20,843	2,007,806

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†#	51,236	1,904,955

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	19,017	1,106,029

Retail-Perfume & Cosmetics - 0.6%

Ulta Beauty, Inc.†	5,873	1,835,254

Retail-Pet Food & Supplies - 0.3%

Freshpet, Inc.†	22,390	922,916

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†	3,045	1,849,929
Dunkin’ Brands Group, Inc.	34,660	2,476,457

		4,326,386

Semiconductor Equipment - 1.9%

Entegris, Inc.#	27,540	972,988
KLA-Tencor Corp.	24,971	2,883,901
Lam Research Corp.	11,567	2,036,833

		5,893,722

Telecommunication Equipment - 1.8%

NICE, Ltd., ADR†	45,622	5,369,253

Therapeutics - 0.7%

Neurocrine Biosciences, Inc.†	18,715	1,445,734
Sarepta Therapeutics, Inc.†#	5,373	775,001

		2,220,735

Transport-Truck - 1.0%

Old Dominion Freight Line, Inc.	10,624	1,601,780
XPO Logistics, Inc.†	28,493	1,434,623

		3,036,403

Veterinary Diagnostics - 0.1%

Elanco Animal Health, Inc.†#	11,655	352,447

Web Hosting/Design - 1.1%

GoDaddy, Inc., Class A†	27,631	2,062,654
Wix.com, Ltd.†#	11,868	1,296,579

		3,359,233

Wire & Cable Products - 0.5%

Belden, Inc.#	22,766	1,406,711

Total Common Stocks
(cost $218,101,915)		295,521,455

CONVERTIBLE PREFERRED SECURITIES - 1.1%
E-Commerce/Services - 1.0%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,134,782

Wire & Cable Products - 0.1%

Belden, Inc. 6.75%	2,200	183,788

Total Convertible Preferred Securities
(cost $1,417,696)		3,318,570

Total Long-Term Investment Securities
(cost $219,519,611)		298,840,025

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Commercial Paper - 1.9%

Credit Agricole Corporate and Investment Bank 2.40% due 03/01/2019	$5,900,000	5,899,608

Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)	3,331,632	3,331,632

Total Short-Term Investment Securities
(cost $9,231,632)		9,231,240

TOTAL INVESTMENTS
(cost $228,751,243)	100.8%	308,071,265
Liabilities in excess of other assets	(0.8)	(2,361,403)

NET ASSETS	100.0%	$305,709,862

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SVMK, Inc.	11/25/2014	44,965	$739,674	$682,119	15.17	0.22%
Convertible Preferred Stocks
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,134,782	106.56	1.03%

				3,816,901		1.25%

(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $3,816,901 representing 1.3% of net assets.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $29,192,070. This was secured by collateral of $3,331,632, which was received in cash and subsequently invested in short-term investments currently valued at $3,331,632 as reported in the Portfolio of Investments. Additional collateral of $26,986,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$3,536,348
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	23,449,992

(5)	The rate shown is the 7-day yield as of February 28, 2019.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Enterprise Software/Service	$14,573,867	$682,119	$—	$15,255,986
Other Industries	$280,947,588	—	—	280,265,469
Convertible Preffered Securities:
E-Commerce/Services	—	—	3,134,782	3,134,782
Wire & Cable Products	183,788	—	—	183,788
Short-Term Investment Securities:
Commercial Paper	—	5,899,608	—	5,899,608
Registered Investment Companies	3,331,632	—	—	3,331,632

Total Investments at Value	$299,036,875	$6,581,727	$3,134,782	$308,071,265

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2018	$466,287	$3,207,052
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	215,832
Change in unrealized depreciation(1)	—	(72,270)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(682,119)	—

Balance as of 02/28/2019	$—	$3,134,782

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2019 includes:

	Common Stocks	Convertible Preferred Securities
	$—	$(72,270)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2019.

(2)	This security was transferred from Level 3 to Level 1 due to the shares no longer being restricted from trading.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$3,134,782	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	3.9x-6.1x (5.0x)
			2021 Estimated Gross Profit Multiple*	4.6x
			2022 Estimated Revenue Multiple*	3.7x
			2022 Estimated Gross Profit Multiple*	4.3x
			Discount for Lack of Marketability	10%-15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.9%
Airlines - 0.5%

American Airlines Group, Inc.	27,765	$989,267
United Continental Holdings, Inc.†	16,425	1,442,279

		2,431,546

Applications Software - 10.0%

Intuit, Inc.	15,644	3,866,102
Microsoft Corp.	416,962	46,712,253

		50,578,355

Auto-Cars/Light Trucks - 0.7%

Tesla, Inc.†#	10,352	3,311,398

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	21,065	1,428,207

Beverages-Non-alcoholic - 2.4%

Monster Beverage Corp.†	33,334	2,127,709
PepsiCo, Inc.	86,057	9,951,632

		12,079,341

Cable/Satellite TV - 3.3%

Charter Communications, Inc., Class A†	13,800	4,759,758
Comcast Corp., Class A	273,685	10,583,399
Liberty Global PLC, Class A†	12,322	324,685
Liberty Global PLC, Class C†	32,451	823,931

		16,491,773

Casino Hotels - 0.2%

Wynn Resorts, Ltd.	6,555	829,470

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	51,143	3,693,036

Commercial Services - 0.3%

Cintas Corp.	6,444	1,331,330

Commercial Services-Finance - 2.2%

Automatic Data Processing, Inc.	26,387	4,038,003
PayPal Holdings, Inc.†	71,034	6,966,304

		11,004,307

Computer Aided Design - 0.8%

Autodesk, Inc.†	13,179	2,148,309
Cadence Design Systems, Inc.†	17,008	973,708
Synopsys, Inc.†	8,957	910,748

		4,032,765

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	9,417	1,151,699

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A	34,905	2,477,557

Computer Software - 0.2%

Citrix Systems, Inc.	8,124	857,082

Computers - 8.9%

Apple, Inc.	257,771	44,633,049

Computers-Memory Devices - 0.4%

NetApp, Inc.	15,184	989,997
Western Digital Corp.	17,447	877,584

		1,867,581

Consulting Services - 0.3%

Verisk Analytics, Inc.†	9,924	1,254,691

Data Processing/Management - 0.7%

Fiserv, Inc.†#	24,021	2,034,338
Paychex, Inc.	21,646	1,667,175

		3,701,513

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	4,822	1,248,753

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	5,198	1,096,934

Distribution/Wholesale - 0.2%

Fastenal Co.	17,304	1,089,114

E-Commerce/Products - 9.4%

Amazon.com, Inc.†	26,565	43,562,084
eBay, Inc.	58,041	2,156,223
JD.com, Inc. ADR†	55,688	1,543,115

		47,261,422

E-Commerce/Services - 1.6%

Booking Holdings, Inc.†	2,793	4,739,832
Ctrip.com International, Ltd. ADR†	29,352	1,001,784
Expedia Group, Inc.	8,209	1,012,252
MercadoLibre, Inc.†	2,725	1,250,203

		8,004,071

Electric-Integrated - 0.3%

Xcel Energy, Inc.	30,986	1,699,892

Electronic Components-Semiconductors - 8.2%

Advanced Micro Devices, Inc.†	60,246	1,417,589
Broadcom, Inc.	24,923	6,862,797
Intel Corp.	275,128	14,570,779
Microchip Technology, Inc.#	14,257	1,238,506
Micron Technology, Inc.†	68,375	2,795,170
NVIDIA Corp.	36,772	5,672,449
Skyworks Solutions, Inc.	10,702	873,925
Texas Instruments, Inc.	57,904	6,125,085
Xilinx, Inc.	15,254	1,911,326

		41,467,626

Electronic Forms - 1.5%

Adobe, Inc.†	29,426	7,724,325

Enterprise Software/Service - 0.4%

Workday, Inc., Class A†	8,982	1,777,807

Entertainment Software - 1.0%

Activision Blizzard, Inc.	45,998	1,938,356
Electronic Arts, Inc.†	18,213	1,744,441
NetEase, Inc. ADR	4,413	985,070
Take-Two Interactive Software, Inc.†	6,864	598,952

		5,266,819

Food-Misc./Diversified - 1.3%

Kraft Heinz Co.	73,510	2,439,797
Mondelez International, Inc., Class A	87,640	4,133,102

		6,572,899

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	20,564	2,576,052

Insurance Brokers - 0.3%

Willis Towers Watson PLC	7,833	1,347,433

Internet Content-Entertainment - 6.1%

Facebook, Inc., Class A†	131,732	21,268,131
Netflix, Inc.†	26,288	9,413,733

		30,681,864

Internet Security - 0.2%

Symantec Corp.	38,514	866,180

Medical Information Systems - 0.2%

Cerner Corp.†	19,862	1,111,279

Medical Instruments - 0.8%

Intuitive Surgical, Inc.†	6,884	3,769,747

Medical Products - 0.1%

Henry Schein, Inc.†	9,189	544,908

Medical-Biomedical/Gene - 6.4%

Alexion Pharmaceuticals, Inc.†	13,449	1,820,053
Amgen, Inc.	38,413	7,301,543
Biogen, Inc.†	12,146	3,984,009
BioMarin Pharmaceutical, Inc.†	10,734	1,001,053
Celgene Corp.†	42,152	3,503,674
Gilead Sciences, Inc.	77,982	5,070,390
Illumina, Inc.†	8,861	2,771,455
Incyte Corp.†	12,829	1,106,245
Regeneron Pharmaceuticals, Inc.†	6,409	2,760,613
Vertex Pharmaceuticals, Inc.†	15,406	2,907,882

		32,226,917

Medical-Generic Drugs - 0.2%

Mylan NV†	31,083	820,280

Multimedia - 1.1%

Twenty-First Century Fox, Inc., Class A	63,717	3,213,248
Twenty-First Century Fox, Inc., Class B	48,137	2,414,552

		5,627,800

Networking Products - 2.8%

Cisco Systems, Inc.	271,027	14,031,068

Radio - 0.3%

Sirius XM Holdings, Inc.#	267,752	1,587,769

Retail-Apparel/Shoe - 0.6%
Lululemon Athletica, Inc.†	7,390	1,111,604
Ross Stores, Inc.	22,507	2,134,339

		3,245,943

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	4,829	1,796,195

Retail-Discount - 1.4%

Costco Wholesale Corp.	26,416	5,778,236
Dollar Tree, Inc.†	14,345	1,381,854

		7,160,090

Retail-Drug Store - 0.8%

Walgreens Boots Alliance, Inc.	57,218	4,073,349

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,603	1,125,901

Retail-Restaurants - 1.0%

Starbucks Corp.	74,786	5,254,464

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	22,314	2,386,705
Maxim Integrated Products, Inc.	16,702	909,090
NXP Semiconductors NV	19,815	1,809,506
QUALCOMM, Inc.#	73,072	3,901,314

		9,006,615

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	59,257	2,271,913
ASML Holding NV	4,090	747,938
KLA-Tencor Corp.	9,228	1,065,742
Lam Research Corp.	9,355	1,647,322

		5,732,915

Toys - 0.1%

Hasbro, Inc.#	7,626	647,447

Transport-Rail - 0.7%

CSX Corp.	50,904	3,699,194

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	6,581	708,576

Web Hosting/Design - 0.3%

VeriSign, Inc.†	7,287	1,297,378

Web Portals/ISP - 8.5%

Alphabet, Inc., Class A†	16,692	18,804,373
Alphabet, Inc., Class C†	19,135	21,429,669
Baidu, Inc. ADR†	16,923	2,750,664

		42,984,706

Total Long-Term Investment Securities
(cost $195,789,017)		468,288,432

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2)	1,101,553	1,101,553

U.S. Government Treasuries - 0.6%

United States Treasury Bills
2.37% due 03/28/2019(3)	$300,000	299,467
2.37% due 04/04/2019(3)	1,200,000	1,197,332
2.40% due 05/23/2019(3)	100,000	99,448
2.46% due 08/15/2019(3)	200,000	197,745
2.48% due 05/09/2019(3)	600,000	597,240
2.53% due 07/18/2019(3)	300,000	297,206

		2,688,438

Total Short-Term Investment Securities
(cost $3,789,852)		3,789,991

REPURCHASE AGREEMENTS - 6.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount $32,828,456 collateralized by $34,020,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $33,486,294 (cost $32,828,000)	32,828,000	32,828,000

TOTAL INVESTMENTS
(cost $232,406,869)	100.2%	504,906,423
Liabilities in excess of other assets	(0.2)	(877,184)

NET ASSETS	100.0%	$504,029,239

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $9,193,909. This was secured by collateral of $1,101,553, which was received in cash and subsequently invested in short-term investments currently valued at $1,101,553 as reported in the Portfolio of Investments. Additional collateral of $8,296,513 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$413,005
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2019 to 05/15/2048	7,883,508

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
250	Long	NASDAQ 100 E-Mini Index	March 2019	$33,122,122	$35,512,500	$2,390,378

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$468,288,432	$—	$—	$468,288,432
Short-Term Investment Securities:
Registered Investment Companies	1,101,553	—	—	1,101,553
U.S. Government Treasuries	—	2,688,438	—	2,688,438
Repurchase Agreements	—	32,828,000	—	32,828,000

Total Investments at Value	$469,389,985	$35,516,438	$—	$504,906,423

Other Financial Instruments:†
Futures Contracts	$2,390,378	$—	$—	$2,390,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.9%
Advertising Services - 0.0%

Trade Desk, Inc., Class A†#	2,675	$528,419

Aerospace/Defense-Equipment - 0.6%

Harris Corp.	49,425	8,151,665

Applications Software - 10.3%

Intuit, Inc.	12,468	3,081,217
Microsoft Corp.	605,395	67,822,402
RealPage, Inc.†	18,830	1,152,584
salesforce.com, Inc.†	212,270	34,737,985
ServiceNow, Inc.†	139,191	33,327,893
Tableau Software, Inc., Class A†	48,265	6,366,154
Tencent Music Entertainment Group ADR†	4	72

		146,488,307

Auto-Cars/Light Trucks - 0.5%

Tesla, Inc.†#	24,277	7,765,727

Cable/Satellite TV - 0.0%

MultiChoice Group, Ltd.†	50,782	378,512

Chemicals-Diversified - 0.3%

DowDuPont, Inc.	78,730	4,190,798

Commercial Services-Finance - 7.0%

Equifax, Inc.	38,015	4,163,023
FleetCor Technologies, Inc.†	47,144	10,997,752
Global Payments, Inc.	123,226	16,066,206
PayPal Holdings, Inc.†	262,417	25,735,235
Square, Inc., Class A†	243,500	19,781,940
Total System Services, Inc.	90,822	8,573,597
TransUnion	80,334	5,186,363
WEX, Inc.†	54,246	9,659,043

		100,163,159

Computer Aided Design - 0.7%

Autodesk, Inc.†	2,395	390,409
Synopsys, Inc.†	100,200	10,188,336

		10,578,745

Computer Data Security - 0.1%

Fortinet, Inc.†	13,345	1,158,212
Sophos Group PLC*	91,495	397,800

		1,556,012

Computer Services - 2.1%

Accenture PLC, Class A	20,624	3,328,301
Capgemini SE	15,025	1,797,887
DXC Technology Co.	187,490	12,348,092
Elastic NV†#	30,970	2,804,643
Genpact, Ltd.	228,882	7,603,460
Perspecta, Inc.	63,672	1,343,479

		29,225,862

Computer Software - 1.5%

Akamai Technologies, Inc.†	11,715	816,067
MongoDB, Inc.†#	131,485	13,353,617
Splunk, Inc.†	51,273	6,966,975

		21,136,659

Computers - 1.1%

Apple, Inc.	54,070	9,362,220
Nutanix, Inc., Class A†	133,985	6,711,309

		16,073,529

Computers-Memory Devices - 1.6%

NetApp, Inc.	287,130	18,720,876
Pure Storage, Inc., Class A†	105,885	2,168,525
Western Digital Corp.	40,742	2,049,322

		22,938,723

E-Commerce/Products - 6.3%

Alibaba Group Holding, Ltd. ADR†#	134,537	24,624,307
Amazon.com, Inc.†	39,191	64,266,578

		88,890,885

E-Commerce/Services - 4.0%

Booking Holdings, Inc.†	14,554	24,698,720
Ctrip.com International, Ltd. ADR†	791,090	26,999,902
Expedia Group, Inc.	35,912	4,428,309
GrubHub, Inc.†#	9,850	803,563

		56,930,494

E-Services/Consulting - 0.1%

CDW Corp.	7,570	710,747

Electronic Components-Misc. - 0.6%

Flex, Ltd.†	845,135	8,907,723

Electronic Components-Semiconductors - 11.6%

Advanced Micro Devices, Inc.†	712,013	16,753,666
Broadcom, Inc.	46,845	12,899,239
Cree, Inc.†#	203,955	11,097,192
Infineon Technologies AG	322,955	7,091,595
Intel Corp.	55,350	2,931,336
Microchip Technology, Inc.#	117,885	10,240,670
Micron Technology, Inc.†	663,917	27,140,927
NVIDIA Corp.	104,116	16,060,934
ON Semiconductor Corp.†	524,915	11,275,174
Qorvo, Inc.†	72,841	5,109,068
Samsung Electronics Co., Ltd.	585,359	23,472,651
Texas Instruments, Inc.	142,473	15,070,794
Xilinx, Inc.	42,288	5,298,686

		164,441,932

Electronic Forms - 0.5%

Adobe, Inc.†	29,801	7,822,762

Electronic Measurement Instruments - 0.2%

Itron, Inc.†	42,991	2,278,953

Enterprise Software/Service - 5.2%

Atlassian Corp. PLC, Class A†	18,425	1,980,319
AVEVA Group PLC	65,700	2,622,949
Guidewire Software, Inc.†	74,519	6,836,373
New Relic, Inc.†	25,320	2,677,590
Oracle Corp.	54,255	2,828,313
Paycom Software, Inc.†#	118,010	21,445,958
Veeva Systems, Inc., Class A†	58,850	6,939,004
Workday, Inc., Class A†	144,311	28,563,476

		73,893,982

Entertainment Software - 0.8%

Electronic Arts, Inc.†	65,087	6,234,033
Nexon Co., Ltd.†	254,300	4,031,293
Zynga, Inc., Class A†	168,100	877,482

		11,142,808

Finance-Credit Card - 3.8%

Mastercard, Inc., Class A	72,585	16,314,930
Visa, Inc., Class A#	259,129	38,382,188

		54,697,118

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	29,713	2,956,146

Industrial Automated/Robotic - 0.1%

Cognex Corp.	18,345	979,623

Internet Application Software - 2.4%

Okta, Inc.†	240,470	20,411,093
Tencent Holdings, Ltd.	331,327	14,173,650

		34,584,743

Internet Content-Entertainment - 8.1%

Facebook, Inc., Class A†	617,039	99,620,947
Netflix, Inc.†	41,655	14,916,655

		114,537,602

Internet Content-Information/News - 1.0%

Naspers, Ltd., Class N	50,782	10,973,020
Spotify Technology SA†	21,431	3,003,340

		13,976,360

Internet Security - 2.3%

FireEye, Inc.†#	30,650	513,694
Palo Alto Networks, Inc.†	48,880	12,037,678
Proofpoint, Inc.†	47,075	5,559,087
Symantec Corp.	519,341	11,679,979
Zscaler, Inc.†#	66,155	3,286,580

		33,077,018

Internet Telephone - 2.9%

RingCentral, Inc., Class A†	131,745	13,871,431
Twilio, Inc., Class A†#	226,230	27,529,929

		41,401,360

Lasers-System/Components - 0.3%

Coherent, Inc.†#	32,075	4,268,541

Machinery-Electrical - 0.2%

Bloom Energy Corp. Class A†#	185,335	2,681,797

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	5,508	3,016,236

Medical-Drugs - 0.2%

Grifols SA ADR	134,200	2,587,376

Networking Products - 0.8%

Arista Networks, Inc.†	27,490	7,841,522
Cisco Systems, Inc.	67,010	3,469,108

		11,310,630

Office Automation & Equipment - 0.2%

Zebra Technologies Corp., Class A†	12,812	2,568,934

Photo Equipment & Supplies - 0.2%

Largan Precision Co., Ltd.	19,000	2,691,664

Publishing-Newspapers - 0.2%

News Corp., Class A	178,412	2,322,924

Retail-Apparel/Shoe - 1.0%

Zalando SE†*	400,702	14,767,215

Retail-Catalog Shopping - 0.1%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	49,774	761,492

Semiconductor Components-Integrated Circuits - 2.8%

Cypress Semiconductor Corp.	110,865	1,710,647
Marvell Technology Group, Ltd.	1,090,343	21,752,343
Maxim Integrated Products, Inc.	132,149	7,192,870
Taiwan Semiconductor Manufacturing Co., Ltd.	1,048,906	8,145,453
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,195	554,315

		39,355,628

Semiconductor Equipment - 3.7%

Applied Materials, Inc.	238,210	9,132,972
ASML Holding NV	29,432	5,393,880
FormFactor, Inc.†	9,299	147,389
KLA-Tencor Corp.	106,341	12,281,322
Lam Research Corp.	81,700	14,386,553
Teradyne, Inc.	169,397	6,916,480
Tokyo Electron, Ltd.#	27,200	3,696,945

		51,955,541

Telecom Equipment-Fiber Optics - 0.0%

Viavi Solutions, Inc.†	45,440	596,627

Transactional Software - 0.1%

Amadeus IT Group SA	10,290	774,828

Web Hosting/Design - 0.6%

GoDaddy, Inc., Class A†	43,992	3,284,003
Shopify, Inc., Class A†#	7,310	1,382,686
VeriSign, Inc.†	21,029	3,744,003

		8,410,692

Web Portals/ISP - 6.0%

Alphabet, Inc., Class A†	30,094	33,902,396
Alphabet, Inc., Class C†	26,328	29,485,254
Mail.ru Group, Ltd. GDR†	389,541	9,271,076
NAVER Corp.	69,690	8,241,104
Yandex NV, Class A†	115,978	3,989,643

		84,889,473

Wireless Equipment - 0.4%

Motorola Solutions, Inc.	21,790	3,118,585
Nokia OYJ ADR#	86,570	527,211
Samsung SD Co., Ltd.	10,270	2,168,690

		5,814,486

Total Common Stocks
(cost $1,089,388,512)		1,319,180,457

CONVERTIBLE PREFERRED SECURITIES - 0.6%
E-Commerce/Services - 0.3%

Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,871,046
Uber Technologies, Inc., Series D†(1)(2)(3)	36,257	1,671,850
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	562,971

		5,105,867

IT Services - 0.1%

Mesosphere, Inc., Series D.†(1)(2)(3)	151,129	1,670,656

Retail-Catalog Shopping - 0.1%

JAND, Inc. (dba Warby Parker)., Series E†(1)(2)(3)	61,401	939,374

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,054,985

Total Convertible Preferred Securities
(cost $7,504,511)		8,770,882

REGISTERED INVESTMENT COMPANIES - 1.4%

Altaba, Inc.† (cost $11,856,144)	259,405	19,349,019

Total Long-Term Investment Securities
(cost $1,108,749,167)		1,347,300,358

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Registered Investment Companies - 4.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(4)	179,173	179,173
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)	11,158,715	11,158,715
T. Rowe Price Government Reserve Fund 2.44%(4)	50,938,248	50,938,248

Total Short-Term Investment Securities
(cost $62,276,136)		62,276,136

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $1,160,016 collateralized by $1,205,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $1,186,096 (cost $1,160,000)	$1,160,000	$1,160,000

TOTAL INVESTMENTS
(cost $1,172,185,303)	99.4%	1,410,736,494
Other assets less liabilities	0.6	9,193,227

NET ASSETS	100.0%	$1,419,929,721

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $15,165,015 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $9,532,374 representing 0.7% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$761,492	$15.30	0.05%
Convertible Preferred Securities
Airbnb, Inc.,
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,871,046	106.56	0.20

JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	61,401	965,040	939,374	15.30	0.07
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	1,670,656	11.05	0.12
Pinterest, Inc.,
Series G	03/19/2015	205,650	1,476,380	1,054,985	5.13	0.07
Uber Technologies, Inc.,
Series D	06/05/2014	36,257	562,457	1,671,850	46.11	0.12
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	562,971	47.99	0.04

				$9,532,374		0.67%

(4)	The rate shown is the 7-day yield as of February 28, 2019.
(5)

At February 28, 2019, the Fund had loaned securities with a total value of $115,022,548. This was secured by collateral of $11,158,715, which was received in cash and subsequently invested in short-term investments currently valued at $11,158,715 as reported in the Portfolio of Investments. Additional collateral of $106,660,161 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$5,889,308
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	3,989,096
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	3,239,782
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	2,339,809
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2019 to 05/15/2048	91,202,166

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Retail-Catalog Shopping	$—	$—	$761,492	$761,492
Other Industries	1,318,418,965	—	—	1,318,418,965
Convertible Preferred Securities	—	—	8,770,882	8,770,882
Registered Investment Companies	19,349,019	—	—	19,349,019
Short-Term Investment Securities	62,276,136	—	—	62,276,136
Repurchase Agreements	—	1,160,000	—	1,160,000

Total Investments at Value	$1,400,044,120	$1,160,000	$9,532,374	$1,410,736,494

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Airlines - 1.0%

Azul SA ADR†#	55,430	$1,650,151

Auto Repair Centers - 1.3%

Monro, Inc.#	28,200	2,151,942

Auto/Truck Parts & Equipment-Original - 1.1%

Altra Industrial Motion Corp.	56,140	1,785,813

Banks-Commercial - 0.8%

Webster Financial Corp.	22,370	1,284,485

Building & Construction Products-Misc. - 1.4%

Simpson Manufacturing Co., Inc.	39,670	2,377,423

Casino Services - 1.6%

Eldorado Resorts, Inc.†#	55,300	2,666,013

Chemicals-Specialty - 3.5%

Ashland Global Holdings, Inc.	28,650	2,216,937
Ferro Corp.†	102,980	1,996,782
Versum Materials, Inc.	30,360	1,487,640

		5,701,359

Commercial Services-Finance - 4.5%

Euronet Worldwide, Inc.†	33,788	4,538,404
Evo Payments, Inc., Class A†#	49,830	1,331,458
Green Dot Corp., Class A†	22,940	1,480,777

		7,350,639

Computer Services - 1.0%

WNS Holdings, Ltd. ADR†	32,390	1,710,192

Computer Software - 5.0%

Cornerstone OnDemand, Inc.†	59,890	3,383,785
Envestnet, Inc.†	31,300	1,909,613
InterXion Holding NV†	43,884	2,874,402

		8,167,800

Computers-Memory Devices - 0.9%

Pure Storage, Inc., Class A†	71,600	1,466,368

Distribution/Wholesale - 1.4%

G-III Apparel Group, Ltd.†	22,760	810,483
SiteOne Landscape Supply, Inc.†#	27,980	1,502,806

		2,313,289

Diversified Manufacturing Operations - 1.4%

Harsco Corp.†	104,270	2,333,563

E-Marketing/Info - 0.5%

QuinStreet, Inc.†	57,410	768,720

Educational Software - 0.6%

Arco Platform, Ltd., Class A†	39,286	947,578

Electric Products-Misc. - 1.1%

Littelfuse, Inc.	9,122	1,761,367

Electronic Components-Semiconductors - 3.3%

Inphi Corp.†	50,320	2,174,830
Monolithic Power Systems, Inc.	9,315	1,249,235
Silicon Laboratories, Inc.†	24,250	1,964,735

		5,388,800

Enterprise Software/Service - 2.7%

Coupa Software, Inc.†	33,700	3,174,203
Everbridge, Inc.†	18,080	1,278,437

		4,452,640

Finance-Mortgage Loan/Banker - 1.3%

LendingTree, Inc.†#	6,750	2,152,913

Firearms & Ammunition - 1.6%

Axon Enterprise, Inc.†#	49,320	2,654,896

Food-Misc./Diversified - 1.9%

Nomad Foods, Ltd.†	158,550	3,186,855

Food-Retail - 1.1%

Sprouts Farmers Market, Inc.†	75,710	1,765,557

Footwear & Related Apparel - 1.0%

Steven Madden, Ltd.	48,857	1,611,793

Gambling (Non-Hotel) - 0.9%

Red Rock Resorts, Inc., Class A	51,580	1,450,430

Health Care Cost Containment - 1.0%

HealthEquity, Inc.†	20,800	1,673,984

Insurance Brokers - 1.3%

eHealth, Inc.†	39,570	2,113,434

Insurance-Life/Health - 0.9%

Primerica, Inc.	11,650	1,456,716

Insurance-Multi-line - 1.3%

Kemper Corp.	26,750	2,222,925

Internet Content-Information/News - 0.5%

Yelp, Inc.†	21,110	786,559

Internet Telephone - 3.2%

RingCentral, Inc., Class A†	50,891	5,358,313

Machine Tools & Related Products - 1.7%

Kennametal, Inc.	74,490	2,807,528

Medical Labs & Testing Services - 1.3%

Teladoc Health, Inc.†#	33,740	2,171,506

Medical Products - 3.8%

Glaukos Corp.†#	19,480	1,444,831
Globus Medical, Inc., Class A†	31,730	1,544,934
Hanger, Inc.†	59,140	1,195,811
iRhythm Technologies, Inc.†	9,400	900,426
Penumbra, Inc.†#	8,870	1,185,653

		6,271,655

Medical-Biomedical/Gene - 11.0%

Amicus Therapeutics, Inc.†#	132,267	1,600,431
Arena Pharmaceuticals, Inc.†	28,650	1,430,208
Assembly Biosciences, Inc.†	21,570	461,382
Audentes Therapeutics, Inc.†	38,050	1,165,091
Bluebird Bio, Inc.†#	15,338	2,380,764
Blueprint Medicines Corp.†	19,942	1,639,033
Celyad SA ADR†#	24,296	502,198
CytomX Therapeutics, Inc.†	56,980	639,316
Equillium, Inc.†#	51,180	402,787
Fate Therapeutics, Inc.†#	64,040	1,006,068
Gossamer Bio, Inc.†	28,760	627,831
Immunomedics, Inc.†#	82,100	1,293,896
Iovance Biotherapeutics, Inc.†#	128,288	1,317,518
Ligand Pharmaceuticals, Inc.†#	16,359	2,029,825
Sage Therapeutics, Inc.†#	9,958	1,585,811

		18,082,159

Medical-Drugs - 2.9%

Aimmune Therapeutics, Inc.†#	42,300	1,019,007
Apellis Pharmaceuticals, Inc.†	64,930	983,689
Ascendis Pharma A/S ADR†	17,300	1,259,786
Kura Oncology, Inc.†#	70,820	1,079,297
Myovant Sciences, Ltd.†#	17,390	382,580

		4,724,359

Medical-Outpatient/Home Medical - 0.8%

LHC Group, Inc.†#	11,720	1,285,567

Non-Hazardous Waste Disposal - 1.1%

Advanced Disposal Services, Inc.†	70,790	1,877,351

Oil Companies-Exploration & Production - 0.6%

Matador Resources Co.†#	51,380	955,668

Oil-Field Services - 1.4%

Newpark Resources, Inc.†	267,540	2,365,054

Patient Monitoring Equipment - 3.0%

Insulet Corp.†#	18,480	1,735,457
Masimo Corp.†	24,940	3,274,123

		5,009,580

Recreational Centers - 1.5%

Planet Fitness, Inc., Class A†	42,930	2,523,425

Retail-Building Products - 0.8%

At Home Group, Inc.†#	56,680	1,387,526

Retail-Discount - 1.5%

Ollie’s Bargain Outlet Holdings, Inc.†	27,649	2,439,195

Retail-Pawn Shops - 1.4%

FirstCash, Inc.	25,530	2,237,960

Retail-Pet Food & Supplies - 1.1%

Freshpet, Inc.†	45,650	1,881,693

Retail-Restaurants - 4.0%

Dave & Buster’s Entertainment, Inc.	47,070	2,416,103
Dine Brands Global, Inc.#	34,840	3,456,128
Wingstop, Inc.	11,680	778,005

		6,650,236

Retail-Vision Service Center - 1.0%

National Vision Holdings, Inc.†	48,510	1,629,936

Rubber/Plastic Products - 0.8%

Proto Labs, Inc.†	11,570	1,307,294

Schools - 1.6%

Grand Canyon Education, Inc.†	9,384	1,085,541
Strategic Education, Inc.	12,490	1,633,442

		2,718,983

Semiconductor Components-Integrated Circuits - 0.4%

Cypress Semiconductor Corp.	47,840	738,171

Semiconductor Equipment - 0.9%

MKS Instruments, Inc.	17,850	1,479,230

Steel-Specialty - 1.6%

Allegheny Technologies, Inc.†#	91,360	2,615,637

Therapeutics - 1.6%

GW Pharmaceuticals PLC ADR†#	15,020	2,583,590

Transport-Truck - 0.7%

Saia, Inc.†	16,730	1,106,857

Web Hosting/Design - 3.2%

Q2 Holdings, Inc.†#	26,740	1,840,247
Wix.com, Ltd.†#	31,210	3,409,692

		5,249,939

Total Long-Term Investment Securities
(cost $142,357,364)		162,812,616

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $1,274,574)	1,274,574	1,274,574

REPURCHASE AGREEMENTS - 1.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $2,217,031 collateralized by $2,300,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $2,263,918 (cost $2,217,000)	$2,217,000	2,217,000

TOTAL INVESTMENTS
(cost $145,848,938)	100.9%	166,304,190
Liabilities in excess of other assets	(0.9)	(1,460,449)

NET ASSETS	100.0%	$164,843,741

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $33,544,391. This was secured by collateral of $1,274,574, which was received in cash and subsequently invested in short-term investments currently valued at $1,274,574 as reported in the Portfolio of Investments. Additional collateral of $33,627,927 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$170,879
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	115,744
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	94,003
United States Treasury Bills	0.00%	03/28/2019 to 06/20/2019	491,372
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	32,755,929

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$162,812,616	$—	$—	$162,812,616
Short-Term Investment Securities	1,274,574	—	—	1,274,574
Repurchase Agreements	—	2,217,000	—	2,217,000

Total Investments at Value	$164,087,190	$2,217,000	$—	$166,304,190

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.	7,500	$57,197
Haynes International, Inc.	8,095	284,782

		341,979

Advertising Agencies - 0.0%

Telaria, Inc.†	20,000	111,600

Advertising Services - 0.2%

Fluent, Inc.†	50,000	255,500
Marchex, Inc., Class B	40,000	173,200
Marin Software, Inc.†#	13,571	55,777

		484,477

Aerospace/Defense - 0.9%

MSA Safety, Inc.	13,940	1,441,257
Teledyne Technologies, Inc.†	5,750	1,357,230

		2,798,487

Aerospace/Defense-Equipment - 0.4%

Aerojet Rocketdyne Holdings, Inc.†	14,649	545,675
Barnes Group, Inc.	5,100	296,157
CPI Aerostructures, Inc.†	8,000	55,680
Moog, Inc., Class A	3,800	357,048

		1,254,560

Agricultural Operations - 0.1%

Alico, Inc.	2,860	86,544
Cadiz, Inc.†#	14,400	141,552

		228,096

Airlines - 0.1%

Hawaiian Holdings, Inc.#	10,900	324,275

Apparel Manufacturers - 0.6%

Carter’s, Inc.	15,294	1,490,247
Delta Apparel, Inc.†	5,500	130,020
Lakeland Industries, Inc.†	10,000	110,600
Superior Group of Cos., Inc.	7,500	130,350

		1,861,217

Applications Software - 1.2%

Brightcove, Inc.†	9,000	79,830
BSQUARE Corp.†	15,000	30,750
Descartes Systems Group, Inc.†	22,900	790,966
Five9, Inc.†	9,844	522,126
PagerDuty, Inc.†(1)(2)(3)	660	10,702
PDF Solutions, Inc.†#	14,540	173,171
Tableau Software, Inc., Class A†	14,629	1,929,565
Telenav, Inc.†	28,000	167,440
Toast, Inc.†(1)(2)(3)	11	303

		3,704,853

Athletic Equipment - 0.0%

Clarus Corp.	11,100	135,198

Audio/Video Products - 0.0%

VOXX International Corp.†	20,000	100,000

Auto Repair Centers - 0.4%

Monro, Inc.#	14,425	1,100,772

Auto-Heavy Duty Trucks - 0.0%

REV Group, Inc.#	9,365	82,787

Auto/Truck Parts & Equipment-Original - 0.6%

Altra Industrial Motion Corp.	36,591	1,163,960
Gentherm, Inc.†	8,955	367,155
SORL Auto Parts, Inc.†#	15,300	50,949
Visteon Corp.†#	3,901	334,159

		1,916,223

Auto/Truck Parts & Equipment-Replacement - 0.4%

Commercial Vehicle Group, Inc.†	1,100	8,800
Douglas Dynamics, Inc.	25,765	1,086,768

		1,095,568

Banks-Commercial - 10.2%

1st Constitution Bancorp	6,400	119,488
AmeriServ Financial, Inc.	22,000	93,060
Associated Banc-Corp.	57,869	1,347,190
Atlantic Capital Bancshares, Inc.†	11,392	219,638
Bank of Commerce Holdings	7,640	86,714
BankUnited, Inc.	65,451	2,388,307
Baycom Corp.†	6,000	138,420
Blue Hills Bancorp, Inc.	12,107	301,222
Bridge Bancorp, Inc.	10,300	339,591
C&F Financial Corp.	3,000	154,770
Cadence BanCorp	67,924	1,357,801
CenterState Bank Corp.	5,500	145,530
Chemung Financial Corp.	5,500	256,190
Citizens Holding Co.	4,500	94,995
Codorus Valley Bancorp, Inc.	3,472	78,745
Columbia Banking System, Inc.	6,669	252,622
Commerce Bancshares, Inc.	23,893	1,503,587
CrossFirst Bankshares, Inc.†(1)(2)(3)	5,156	73,473
Cullen/Frost Bankers, Inc.#	13,802	1,430,991
Equity Bancshares, Inc., Class A†	5,141	174,743
FB Financial Corp.	11,809	418,629
First Bancorp, Inc./Maine	6,004	158,205
First Bancshares, Inc.	4,537	148,632
First Bank#	10,000	115,700
First Business Financial Services, Inc.	6,500	143,390
First Financial Bancorp	57,767	1,601,879
First Hawaiian, Inc.	65,278	1,759,895
First Horizon National Corp.	111,750	1,746,653
First Internet Bancorp	5,000	108,000
First Northwest Bancorp	6,500	104,780
Great Western Bancorp, Inc.	13,686	513,909
Hawthorn Bancshares, Inc.	3,120	73,757
Heritage Commerce Corp.	21,179	295,871
Heritage Financial Corp.#	10,000	329,200
Home BancShares, Inc.	34,800	677,904
Hope Bancorp, Inc.	14,900	217,242
IBERIABANK Corp.	22,150	1,732,795
Live Oak Bancshares, Inc.#	11,313	183,384
MBT Financial Corp.	15,300	169,371
MidSouth Bancorp, Inc.	9,800	111,622
National Commerce Corp.†	4,100	179,129
Northeast Bancorp	6,500	131,820
Northrim BanCorp, Inc.	3,600	135,036
Ohio Valley Banc Corp.	4,000	146,040
Origin Bancorp, Inc.	7,279	262,481
Pacific Mercantile Bancorp†	16,000	132,000
Penns Woods Bancorp, Inc.	3,200	140,352
Peoples Bancorp of North Carolina, Inc.	6,050	170,610

Pinnacle Financial Partners, Inc.	11,058	648,994
Premier Financial Bancorp, Inc.	5,892	97,630
Prosperity Bancshares, Inc.#	7,100	528,595
SB One Bancorp#	6,000	141,900
Seacoast Banking Corp. of Florida†	20,624	598,508
Shore Bancshares, Inc.	8,000	126,000
Simmons First National Corp., Class A	6,700	179,761
South State Corp.	5,636	400,381
Sterling Bancorp, Inc.	16,136	162,812
Texas Capital Bancshares, Inc.†	3,650	222,760
Towne Bank	12,000	330,840
United Bancshares, Inc.	6,000	138,000
United Security Bancshares	12,055	130,194
Unity Bancorp, Inc.	8,000	176,720
Webster Financial Corp.	6,515	374,091
Western Alliance Bancorp†	45,793	2,118,842
Western New England Bancorp, Inc.	8,000	78,560
Wintrust Financial Corp.	23,120	1,703,250

		30,623,201

Banks-Super Regional - 0.2%

Independent Bank Group, Inc.	8,947	518,568

Beverages-Non-alcoholic - 0.3%

Cott Corp.	63,478	952,805

Brewery - 0.3%

Boston Beer Co., Inc., Class A†#	2,807	877,356

Building & Construction Products-Misc. - 1.3%

Fortune Brands Home & Security, Inc.	33,620	1,584,174
Gibraltar Industries, Inc.†	12,155	492,278
PGT Innovations, Inc.†	16,609	250,464
Simpson Manufacturing Co., Inc.	5,500	329,615
USG Corp.	32,045	1,381,460

		4,037,991

Building & Construction-Misc. - 0.4%

Willscot Corp.†#	108,254	1,103,108

Building Products-Air & Heating - 0.0%

Lennox International, Inc.	300	73,575

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	350	65,730

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	40,000	134,400

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	84,420
Orion Group Holdings, Inc.†	16,100	68,425

		152,845

Building-Maintenance & Services - 0.5%

Brightview Holdings, Inc.†	73,720	995,220
Rentokil Initial PLC	106,367	495,190

		1,490,410

Building-Mobile Home/Manufactured Housing - 0.8%

Cavco Industries, Inc.†	1,200	166,116
LCI Industries	22,463	1,830,285
Skyline Champion Corp.	12,502	248,290

		2,244,691

Building-Residential/Commercial - 0.2%

New Home Co., Inc.†#	10,500	57,540
TRI Pointe Group, Inc.†#	34,817	438,694

		496,234

Cable/Satellite TV - 0.4%

Cable One, Inc.	1,162	1,102,726

Casino Hotels - 0.0%

Boyd Gaming Corp.	1,900	56,544

Casino Services - 0.0%

Gaming Partners International Corp.	8,967	117,468

Cellular Telecom - 0.0%

NII Holdings, Inc.†#	3,000	11,670

Chemicals-Diversified - 0.9%

Quaker Chemical Corp.	12,462	2,604,433

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,400	241,388

Chemicals-Specialty - 1.9%

GCP Applied Technologies, Inc.†	67,476	2,022,256
Minerals Technologies, Inc.	3,200	189,440
Oil-Dri Corp. of America	4,900	142,835
PQ Group Holdings, Inc.†	96,270	1,576,903
Valvoline, Inc.	92,255	1,733,471

		5,664,905

Coal - 0.1%

Advanced Emissions Solutions, Inc.#	14,000	165,480

Commercial Services - 1.8%

Acacia Research Corp.†	40,000	122,000
Collectors Universe, Inc.	7,200	127,080
CoreLogic, Inc.†	37,926	1,390,746
HMS Holdings Corp.†	15,100	520,346
Morningstar, Inc.	10,534	1,333,183
Performant Financial Corp.†	50,000	115,000
ServiceMaster Global Holdings, Inc.†	34,087	1,539,369
ServiceSource International, Inc.†	35,000	32,568
Team, Inc.†#	14,600	228,052

		5,408,344

Commercial Services-Finance - 0.7%

Euronet Worldwide, Inc.†	7,100	953,672
Evo Payments, Inc., Class A†#	3,100	82,832
Green Dot Corp., Class A†	1,100	71,005
PRGX Global, Inc.†	26,500	248,570
StoneCo, Ltd., Class A†(2)(3)	16,632	480,490
StoneCo, Ltd., Class A†#	7,010	213,174

		2,049,743

Communications Software - 0.0%

SeaChange International, Inc.†	74,500	108,025

Computer Aided Design - 0.6%

Aspen Technology, Inc.†	17,036	1,715,696

Computer Data Security - 0.1%

CyberArk Software, Ltd.†	3,490	383,097

Computer Services - 0.1%

Information Services Group, Inc.†	27,400	118,094
StarTek, Inc.†	10,000	77,100

		195,194

Computer Software - 1.4%

Checkr, Inc.†(1)(2)(3)	700	8,603
Cision, Ltd.†	123,342	1,605,913
Computer Modelling Group, Ltd.	17,000	77,511
Cornerstone OnDemand, Inc.†	21,757	1,229,270
SS&C Technologies Holdings, Inc.	19,415	1,195,576

		4,116,873

Computers-Integrated Systems - 0.3%

Cray, Inc.†	12,184	298,874
Cubic Corp.	10,829	668,149

		967,023

Computers-Memory Devices - 0.0%

Pure Storage, Inc., Class A†	6,092	124,764

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	63,963
TransAct Technologies, Inc.	7,500	77,625

		141,588

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	13,100	692,466
Franklin Covey Co.†	3,000	78,060
Huron Consulting Group, Inc.†	3,300	151,206

		921,732

Consumer Products-Misc. - 0.1%

Acme United Corp.	4,570	78,375
CSS Industries, Inc.	4,500	31,005
Quanex Building Products Corp.	10,784	185,377

		294,757

Containers-Metal/Glass - 0.4%

Crown Holdings, Inc.†	20,219	1,097,689

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†	3,421	5,131

Data Processing/Management - 0.1%

Amber Road, Inc.†	9,700	95,448
Innodata, Inc.†	52,600	75,744

		171,192

Diagnostic Kits - 0.2%

Quidel Corp.†	10,619	696,182

Disposable Medical Products - 0.2%

STERIS PLC	5,700	689,472

Distribution/Wholesale - 2.4%

BlueLinx Holdings, Inc.†#	5,500	176,220
Educational Development Corp.#	16,000	128,800
Houston Wire & Cable Co.†	14,739	83,275
KAR Auction Services, Inc.	38,264	1,804,148
Pool Corp.	26,764	4,269,929
SiteOne Landscape Supply, Inc.†#	12,026	645,916
Watsco, Inc.	600	86,334

		7,194,622

Diversified Manufacturing Operations - 0.2%

Federal Signal Corp.	2,600	63,908
GP Strategies Corp.†	8,000	133,920
LSB Industries, Inc.†	17,500	123,375
Synalloy Corp.	7,900	120,633

		441,836

Diversified Operations/Commercial Services - 0.1%

Colliers International Group, Inc.	3,135	214,058
Volt Information Sciences, Inc.†#	14,393	61,026

		275,084

E-Commerce/Products - 0.0%

EVINE Live, Inc.†	90,000	46,620
US Auto Parts Network, Inc.†	20,000	21,400

		68,020

E-Commerce/Services - 0.5%

A Place For Rover, Inc.†(1)(2)(3)	513	3,476
Cargurus, Inc.†	5,003	213,778
Eventbrite, Inc., Class A†#	1,455	43,039
GrubHub, Inc.†#	12,533	1,022,442
Leaf Group, Ltd.†	25,000	203,250

		1,485,985

Educational Software - 0.4%

Instructure, Inc.†#	26,846	1,254,514

Electric Products-Misc. - 0.6%

Graham Corp.	5,800	131,370
Littelfuse, Inc.	900	173,781
nLight, Inc.†#	24,407	522,066
Novanta, Inc.†	10,301	841,900

		1,669,117

Electric-Distribution - 1.0%

Genie Energy, Ltd., Class B	12,500	113,500
Portland General Electric Co.	52,644	2,639,570
Spark Energy, Inc., Class A#	13,000	129,870

		2,882,940

Electric-Integrated - 1.1%

NorthWestern Corp.	37,954	2,601,367
PNM Resources, Inc.	16,900	738,192

		3,339,559

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	6,000	146,700
Sparton Corp.†	5,900	109,032
Sypris Solutions, Inc.†	7,000	7,350

		263,082

Electronic Components-Semiconductors - 0.9%

CTS Corp.	9,700	311,564
DSP Group, Inc.†	11,500	157,895
EMCORE Corp.†	32,200	132,020
GSI Technology, Inc.†	19,800	160,380
Inphi Corp.†#	10,948	473,173
Lattice Semiconductor Corp.†	71,725	846,355
MACOM Technology Solutions Holdings, Inc.†#	11,400	217,626
Monolithic Power Systems, Inc.	1,347	180,646
Pixelworks, Inc.†	22,000	87,780

Richardson Electronics, Ltd.	15,000	111,750

		2,679,189

Electronic Measurement Instruments - 0.2%

CyberOptics Corp.†#	6,700	133,732
National Instruments Corp.	12,397	579,436

		713,168

Electronic Parts Distribution - 0.0%

Ballantyne Strong, Inc.†	14,000	23,100

Energy-Alternate Sources - 0.2%

Aemetis, Inc.†#	17,800	15,851
Amyris, Inc.†#	35,887	170,104
Clean Energy Fuels Corp.†	42,350	96,982
NextEra Energy Partners LP	6,100	263,459

		546,396

Engines-Internal Combustion - 0.4%

Gates Industrial Corp. PLC†#	74,610	1,201,221

Enterprise Software/Service - 2.2%

Blackbaud, Inc.	17,214	1,329,609
Ceridian HCM Holding, Inc.†#	4,904	240,394
Coupa Software, Inc.†#	8,147	767,366
Guidewire Software, Inc.†	17,048	1,563,984
Paycom Software, Inc.†#	1,600	290,768
SailPoint Technologies Holding, Inc.†	34,700	1,070,148
ServiceTitan, Inc.†(1)(2)(3)	191	5,022
Tyler Technologies, Inc.†	6,999	1,433,325

		6,700,616

Entertainment Software - 0.2%

Zynga, Inc., Class A†	97,800	510,516

Environmental Consulting & Engineering - 0.0%

Ecology and Environment, Inc., Class A	6,000	73,800

Filtration/Separation Products - 0.2%

ESCO Technologies, Inc.	9,645	667,338

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	103,145

Finance-Commercial - 0.1%

Marlin Business Services Corp.	7,500	176,550

Finance-Consumer Loans - 0.6%

Asta Funding, Inc.†	13,200	63,756
Encore Capital Group, Inc.†#	14,400	492,480
PRA Group, Inc.†#	17,900	576,201
Regional Management Corp.†	8,200	222,958
SLM Corp.†	30,252	334,285

		1,689,680

Finance-Investment Banker/Broker - 0.8%

JMP Group LLC	16,300	68,623
Lazard, Ltd., Class A	35,081	1,313,082
Moelis & Co., Class A	23,962	1,068,945

		2,450,650

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	2,184	217,286
PennyMac Financial Services, Inc.	9,400	219,208

		436,494

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	9,882	947,783

Financial Guarantee Insurance - 0.1%

Radian Group, Inc.	16,000	325,760

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	5,000	147,600

Food-Confectionery - 0.2%

Simply Good Foods Co.†	21,606	442,059

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	6,700	15,276

Food-Misc./Diversified - 0.8%

Cal-Maine Foods, Inc.#	14,651	646,109
Nomad Foods, Ltd.†	1,000	20,100
Post Holdings, Inc.†	8,300	845,604
TreeHouse Foods, Inc.†	13,100	793,598

		2,305,411

Food-Wholesale/Distribution - 1.4%

AMCON Distributing Co.	500	46,375
Performance Food Group Co.†	106,520	4,104,216

		4,150,591

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	6,711	200,994

Forestry - 0.1%

Interfor Corp.†	11,100	124,922
West Fraser Timber Co., Ltd.	3,500	172,267

		297,189

Gambling (Non-Hotel) - 0.2%

Dover Downs Gaming & Entertainment, Inc.†#	43,334	117,435
Monarch Casino & Resort, Inc.†	13,156	576,891

		694,326

Garden Products - 1.7%

Toro Co.	73,018	5,007,574

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	5,500	495,055
ONE Gas, Inc.	13,900	1,201,655
RGC Resources, Inc.	469	12,925
Southwest Gas Holdings, Inc.	11,037	904,372

		2,614,007

Gold Mining - 0.3%

Franco-Nevada Corp.	4,500	339,018
Gold Resource Corp.	37,100	173,999
Northern Star Resources, Ltd.	29,305	192,284
Osisko Gold Royalties, Ltd.	17,800	199,514

		904,815

Golf - 0.6%

Acushnet Holdings Corp.	69,520	1,731,743

Hazardous Waste Disposal - 0.4%

Heritage-Crystal Clean, Inc.†	8,866	214,203
US Ecology, Inc.	19,419	1,114,262

		1,328,465

Health Care Cost Containment - 0.5%

HealthEquity, Inc.†#	17,293	1,391,741

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†	30,000	113,100
Retractable Technologies, Inc.†#	30,000	22,101

		135,201

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	9,400	547,174

Housewares - 0.1%

Libbey, Inc.†	15,000	59,100
Lifetime Brands, Inc.	8,000	83,680

		142,780

Human Resources - 0.1%

Computer Task Group, Inc.†	19,600	81,340
Cross Country Healthcare, Inc.†	14,091	123,155
RCM Technologies, Inc.†	20,000	92,000
Willdan Group, Inc.†	1,700	64,396

		360,891

Identification Systems - 0.8%

Aware, Inc.†	14,500	58,145
Brady Corp., Class A	51,135	2,419,197

		2,477,342

Import/Export - 0.0%

Castle Brands, Inc.†#	40,000	35,200

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,000	128,640

Instruments-Scientific - 0.1%

Fluidigm Corp.†	19,000	210,140

Insurance Brokers - 0.1%

Goosehead Insurance, Inc., Class A†#	4,384	138,315

Insurance-Multi-line - 0.2%

Assurant, Inc.	5,600	576,744

Insurance-Property/Casualty - 2.0%

FedNat Holding Co.	7,600	138,700
First Acceptance Corp.†	2,558	3,095
Hallmark Financial Services, Inc.†	13,000	135,850
Hanover Insurance Group, Inc.	5,500	652,905
Kinsale Capital Group, Inc.	18,877	1,260,229
ProAssurance Corp.	24,358	988,935
RLI Corp.	21,589	1,522,456
Safety Insurance Group, Inc.	3,258	291,070
Selective Insurance Group, Inc.	14,000	923,440
State Auto Financial Corp.	6,050	203,703

		6,120,383

Insurance-Reinsurance - 0.2%

Axis Capital Holdings, Ltd.	7,950	453,706
Essent Group, Ltd.†	6,200	267,468

		721,174

Internet Application Software - 0.3%

Okta, Inc.†	1,300	110,344
Tucows, Inc., Class A†	2,466	191,189
Zendesk, Inc.†	8,300	655,866

		957,399

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	108,332

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	25,000	66,250

Internet Security - 0.2%

Proofpoint, Inc.†	5,200	614,068

Investment Companies - 0.1%

B. Riley Financial, Inc.	3,858	65,740
Barings BDC, Inc.#	12,783	122,845
KCAP Financial, Inc.#	16,700	58,617
Medallion Financial Corp.†#	17,100	121,239

		368,441

Investment Management/Advisor Services - 0.8%

Eaton Vance Corp.	28,976	1,212,646
Focus Financial Partners, Inc. Class A†	25,770	975,394
Great Elm Capital Group, Inc.†	40,000	137,200
Manning & Napier, Inc.#	8,400	18,060
Silvercrest Asset Management Group, Inc., Class A	10,000	149,900

		2,493,200

Leisure Games - 0.0%

Peak Resorts, Inc.	23,600	105,964

Leisure Products - 0.0%

Escalade, Inc.	5,200	63,440

Machine Tools & Related Products - 0.7%

L.S. Starrett Co., Class A†	8,000	60,560
Lincoln Electric Holdings, Inc.	21,797	1,883,697

		1,944,257

Machinery-Electrical - 0.3%

Bloom Energy Corp. Class A†#	5,212	75,418
BWX Technologies, Inc.#	15,873	830,951

		906,369

Machinery-General Industrial - 1.0%

Applied Industrial Technologies, Inc.	25,939	1,508,093
Arotech Corp.†#	34,800	117,624
Chart Industries, Inc.†	10,000	882,800
Gencor Industries, Inc.†	8,650	115,132
Intevac, Inc.†	6,100	38,613
Twin Disc, Inc.†	5,000	88,450
Welbilt, Inc.†	10,366	165,545

		2,916,257

Machinery-Pumps - 0.4%

CSW Industrials, Inc.†	4,858	275,837
Gardner Denver Holdings, Inc.†	4,700	126,195
Graco, Inc.	8,900	417,944
Mueller Water Products, Inc., Class A	46,000	480,240

		1,300,216

Medical Imaging Systems - 0.0%

Digirad Corp.	25,000	19,200

Medical Information Systems - 0.5%

Medidata Solutions, Inc.†#	20,612	1,546,312
Tabula Rasa HealthCare, Inc.†#	1,163	64,093

		1,610,405

Medical Instruments - 0.3%

Apyx Medical Corp.†	25,000	175,500
Bruker Corp.	13,890	530,737
NuVasive, Inc.†	5,100	300,390

		1,006,627

Medical Labs & Testing Services - 1.4%

Catalent, Inc.†	76,360	3,300,279
Syneos Health, Inc.†	24,675	1,030,675

		4,330,954

Medical Laser Systems - 0.0%

IRIDEX Corp.†	8,100	36,045

Medical Products - 2.4%

Alphatec Holdings, Inc.†	80,000	127,200
AtriCure, Inc.†	5,400	172,476
Avanos Medical, Inc.†	13,000	612,040
ConforMIS, Inc.†#	95,000	116,850
Electromed, Inc.†	13,900	73,114
Hanger, Inc.†	13,854	280,128
ICU Medical, Inc.†	9,687	2,380,677
InfuSystem Holdings, Inc.†	25,000	101,000
Micron Solutions, Inc.†	6,425	18,568
Nevro Corp.†	2,548	117,386
OrthoPediatrics Corp.†	3,500	143,885
T2 Biosystems, Inc.†#	25,000	108,500
United-Guardian, Inc.	3,500	69,825
West Pharmaceutical Services, Inc.	24,549	2,571,508
Wright Medical Group NV†#	13,693	428,728

		7,321,885

Medical-Biomedical/Gene - 2.6%

Abeona Therapeutics, Inc.†#	3,300	23,166
Acceleron Pharma, Inc.†#	6,100	268,644
Aduro Biotech, Inc.†	41,000	176,300
Adverum Biotechnologies, Inc.†#	34,400	139,320
Alder Biopharmaceuticals, Inc.†#	18,237	233,798
Allena Pharmaceuticals, Inc.†	13,000	93,860
Allogene Therapeutics, Inc.†#	1,676	53,112
Alpine Immune Sciences, Inc.†	3,750	25,987
AnaptysBio, Inc.†#	1,018	70,110
Aptevo Therapeutics, Inc.†	10,100	15,554
Aratana Therapeutics, Inc.†	3,000	12,060
Ardelyx, Inc.†	35,000	98,350

Argenx SE ADR†#	3,038	404,935
ArQule, Inc.†#	55,000	179,850
Asterias Biotherapeutics, Inc.†#	9,454	8,603
BeiGene, Ltd. ADR†#	305	41,800
Blueprint Medicines Corp.†	4,329	355,800
Calithera Biosciences, Inc.†	16,600	92,130
Cara Therapeutics, Inc.†#	2,786	47,501
CEL-SCI Corp.†#	10,300	27,398
Clearside Biomedical, Inc.†#	23,000	33,350
Crinetics Pharmaceuticals, Inc.†#	2,446	58,459
CytomX Therapeutics, Inc.†	5,085	57,054
Eiger BioPharmaceuticals, Inc.†#	20,000	264,000
Enzo Biochem, Inc.†	37,500	126,750
Five Prime Therapeutics, Inc.†#	1,624	18,806
GlycoMimetics, Inc.†#	4,328	53,191
Guardant Health, Inc.†#	1,311	87,365
Harvard Bioscience, Inc.†	45,000	180,900
ImmunoGen, Inc.†	2,762	13,037
Immunomedics, Inc.†#	8,400	132,384
Infinity Pharmaceuticals, Inc.†#	100,000	157,000
Insmed, Inc.†#	16,792	497,883
Menlo Therapeutics, Inc.†	19,400	165,094
Millendo Therapeutics, Inc.†#	3,333	39,063
Mustang Bio, Inc.†#	12,500	51,625
Neon Therapeutics, Inc.†	23,000	143,290
Oncocyte Corp.†#	50,000	166,000
Orchard Therapeutics PLC ADR†	2,466	42,292
Otonomy, Inc.†	35,000	80,150
Ovid therapeutics, Inc.†	14,000	28,840
Pacific Biosciences of California, Inc.†#	30,000	219,300
Palatin Technologies, Inc.†#	100,000	98,800
Pfenex, Inc.†	14,000	62,860
Protalix BioTherapeutics, Inc.†#	22,016	10,414
PTC Therapeutics, Inc.†	2,000	69,080
Radius Health, Inc.†#	14,200	269,232
RTI Surgical, Inc.†	35,000	174,300
Sage Therapeutics, Inc.†#	7,681	1,223,199
Scholar Rock Holding Corp.†#	1,509	28,098
Seattle Genetics, Inc.†#	2,600	193,128
Surface Oncology, Inc.†	15,500	65,565
Tocagen, Inc.†#	13,300	145,236
Ultragenyx Pharmaceutical, Inc.†#	3,233	207,365
VolitionRX, Ltd.†#	29,400	86,730
WaVe Life Sciences, Ltd.†#	4,644	194,723
XOMA Corp.†#	7,246	101,879

		7,914,720

Medical-Drugs - 2.1%

AcelRx Pharmaceuticals, Inc.†#	32,100	107,856
Adamas Pharmaceuticals, Inc.†	13,500	151,065
Aeglea BioTherapeutics, Inc.†	25,000	209,000
Aimmune Therapeutics, Inc.†#	7,075	170,437
Alimera Sciences, Inc.†#	115,025	133,429
Alkermes PLC†	2,933	97,581
Array BioPharma, Inc.†#	9,300	213,342
Ascendis Pharma A/S ADR†	5,033	366,503
BioSpecifics Technologies Corp.†	3,300	229,185
Chiasma, Inc.†	45,000	189,900
Chimerix, Inc.†	30,800	62,524
Conatus Pharmaceuticals, Inc.†#	19,500	37,830

Corbus Pharmaceuticals Holdings, Inc.†#	9,600	66,624
Corvus Pharmaceuticals, Inc.†#	32,722	158,374
Cumberland Pharmaceuticals, Inc.†	27,800	157,626
Dova Pharmaceuticals, Inc.†#	15,000	115,200
Enanta Pharmaceuticals, Inc.†	500	51,270
Global Blood Therapeutics, Inc.†#	7,248	380,520
Immune Design Corp.†	35,000	203,700
Kadmon Holdings, Inc.†#	37,000	109,890
KalVista Pharmaceuticals, Inc.†	8,600	195,048
Madrigal Pharmaceuticals, Inc.†#	470	61,702
Melinta Therapeutics, Inc.†#	1,600	8,528
Minerva Neurosciences, Inc.†	20,300	160,979
MyoKardia, Inc.†#	4,035	180,970
Neos Therapeutics, Inc.†#	15,000	34,350
Pacira Pharmaceuticals, Inc.†	4,200	172,956
Prestige Consumer Healthcare, Inc.†#	46,800	1,369,368
Principia Biopharma, Inc.†#	3,329	117,913
Reata Pharmaceuticals, Inc., Class A†#	700	66,038
scPharmaceuticals, Inc.†#	11,500	37,490
Spero Therapeutics, Inc.†#	6,200	73,160
Syros Pharmaceuticals, Inc.†	20,000	135,800
TherapeuticsMD, Inc.†#	77,874	445,439

		6,271,597

Medical-Generic Drugs - 0.1%

Amneal Pharmaceuticals, Inc.†#	10,400	140,712
Momenta Pharmaceuticals, Inc.†	9,090	128,078
Teligent, Inc.†#	25,000	39,500

		308,290

Medical-HMO - 1.1%

Molina Healthcare, Inc.†	24,144	3,250,507

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†#	12,270	322,578

Medical-Nursing Homes - 0.1%

Genesis Healthcare, Inc.†#	100,000	137,000

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	1,620	201,366

Medical-Wholesale Drug Distribution - 0.4%

Premier, Inc., Class A†	36,193	1,323,940

Metal Processors & Fabrication - 1.2%

AZZ, Inc.	10,400	478,608
LB Foster Co., Class A†	6,700	115,977
RBC Bearings, Inc.†	18,760	2,629,214
Strattec Security Corp.	1,500	46,470
Sun Hydraulics Corp.	4,777	227,290

		3,497,559

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	106,810

Metal-Aluminum - 0.1%

Constellium NV, Class A†	16,000	151,360

Miscellaneous Manufacturing - 1.6%

AptarGroup, Inc.	40,278	4,097,481

John Bean Technologies Corp.	9,017	844,893

		4,942,374

Multimedia - 0.8%

E.W. Scripps Co., Class A	42,969	908,794
FactSet Research Systems, Inc.#	6,206	1,459,465

		2,368,259

Non-Ferrous Metals - 0.0%

Uranium Energy Corp.†#	100,500	126,630

Non-Hazardous Waste Disposal - 0.7%

Advanced Disposal Services, Inc.†	51,830	1,374,532
Waste Connections, Inc.	9,350	779,790

		2,154,322

Office Furnishings-Original - 0.3%

Herman Miller, Inc.	28,214	1,034,890

Oil & Gas Drilling - 0.0%

Quintana Energy Services, Inc.†	15,000	85,050

Oil Companies-Exploration & Production - 0.9%

Approach Resources, Inc.†#	77,300	72,530
Barnwell Industries, Inc.†	25,000	32,500
Centennial Resource Development, Inc., Class A†#	23,448	212,673
Contango Oil & Gas Co.†#	21,600	73,224
Diamondback Energy, Inc.	3,900	401,427
Earthstone Energy, Inc., Class A†	9,400	61,946
Evolution Petroleum Corp.	23,100	163,317
Goodrich Petroleum Corp.†	9,000	116,730
Jagged Peak Energy, Inc.†#	19,462	184,305
Kosmos Energy, Ltd.†#	8,064	51,610
Lonestar Resources US, Inc., Class A†	30,000	134,100
Magnolia Oil & Gas Corp.†#	18,600	228,780
Matador Resources Co.†	7,390	137,454
Midstates Petroleum Co., Inc.†	15,000	129,600
Panhandle Oil and Gas, Inc., Class A	5,000	82,100
Seven Generations Energy, Ltd., Class A†	28,100	205,420
VAALCO Energy, Inc.†	30,000	69,900
Venture Global LNG, Inc., Series B†(1)(2)(3)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)(3)	59	306,800

		2,685,216

Oil Field Machinery & Equipment - 0.3%

Dril-Quip, Inc.†#	4,400	187,484
Flotek Industries, Inc.†#	50,000	160,000
Mitcham Industries, Inc.†	22,400	91,392
Natural Gas Services Group, Inc.†	7,400	136,752
Smart Sand, Inc.†#	15,000	44,850
Superior Drilling Products, Inc.†	56,000	89,600
Thermon Group Holdings, Inc.†	11,300	281,144

		991,222

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	131,698

Oil-Field Services - 1.4%

CARBO Ceramics, Inc.†#	24,200	98,736
Core Laboratories NV	21,226	1,375,657
Era Group, Inc.†	15,000	172,800
Gulf Island Fabrication, Inc.†	8,400	82,320
Independence Contract Drilling, Inc.†	31,100	96,410
Key Energy Services, Inc.†#	11,000	28,160
Nuverra Environmental Solutions, Inc.†#	6,300	64,701
Patterson-UTI Energy, Inc.	151,272	2,005,867
PHI, Inc.†#	14,000	43,540
Pioneer Energy Services Corp.†	48,900	86,553

		4,054,744

Paper & Related Products - 0.0%

Orchids Paper Products Co.†#	5,500	6,215

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	4,462	68,264

Physical Therapy/Rehabilitation Centers - 0.9%

AAC Holdings, Inc.†#	18,000	45,900
Encompass Health Corp.	36,531	2,306,567
U.S. Physical Therapy, Inc.	3,821	421,227

		2,773,694

Pipelines - 0.0%

New Fortress Energy LLC†#	6,595	101,695

Pollution Control - 0.0%

Fuel Tech, Inc.†	75,000	91,500

Poultry - 0.2%

Sanderson Farms, Inc.#	4,300	495,360

Power Converter/Supply Equipment - 0.4%

Generac Holdings, Inc.†	25,670	1,323,545

Printing-Commercial - 0.0%

ARC Document Solutions, Inc.†	40,000	94,800

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc.†	84,700	258,335

Radio - 0.0%

Saga Communications, Inc., Class A	123	4,133
Salem Media Group, Inc.	10,000	27,800
Townsquare Media, Inc., Class A	11,000	62,810

		94,743

Real Estate Investment Trusts - 5.2%

Acadia Realty Trust	10,200	290,598
Alexander & Baldwin, Inc.†	14,676	336,521
American Campus Communities, Inc.	14,500	653,370
CubeSmart	59,730	1,830,127
EastGroup Properties, Inc.	32,782	3,463,746
Equity Commonwealth	13,200	430,980
First Industrial Realty Trust, Inc.	6,500	217,880
JBG SMITH Properties	6,200	249,798
National Retail Properties, Inc.	59,093	3,078,745
Outfront Media, Inc.	69,371	1,556,685
Paramount Group, Inc.	34,627	497,244
PS Business Parks, Inc.	6,556	964,846
Regency Centers Corp.	4,135	269,809
RLJ Lodging Trust	89,984	1,671,003

		15,511,352

Real Estate Management/Services - 1.3%

Cushman & Wakefield PLC†	72,060	1,320,860
FirstService Corp.	10,736	932,314
HFF, Inc., Class A	29,185	1,319,162
Maui Land & Pineapple Co., Inc.†	10,000	114,100
Redfin Corp.†#	10,795	215,576

		3,902,012

Real Estate Operations & Development - 0.1%

Consolidated-Tomoka Land Co.	3,100	183,210
Stratus Properties, Inc.†	3,000	72,900
Trinity Place Holdings, Inc.†	10,000	40,700

		296,810

Recreational Vehicles - 0.9%

Brunswick Corp.	41,432	2,185,124
Malibu Boats, Inc., Class A†	9,155	423,052

		2,608,176

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	12,600	684,054

Retail-Apparel/Shoe - 0.4%

Allbirds, Inc.†(1)(2)(3)	1,134	62,184
Burlington Stores, Inc.†	5,600	950,544
Destination Maternity Corp.†#	7,800	19,227
RTW RetailWinds, Inc.†	33,029	100,408
Tilly’s, Inc., Class A	8,068	97,865

		1,230,228

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	24,600	347,844

Retail-Building Products - 0.0%

Aspen Aerogels, Inc.†	28,200	97,572

Retail-Computer Equipment - 0.1%
PCM, Inc.†	6,700	225,053

Retail-Discount - 0.8%

BJ’s Wholesale Club Holdings, Inc.†#	55,036	1,393,511
Citi Trends, Inc.	3,500	75,740
Fred’s, Inc., Class A†#	35,000	102,550
Ollie’s Bargain Outlet Holdings, Inc.†	9,126	805,096

		2,376,897

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	6,500	128,375
Kirkland’s, Inc.†	12,200	142,496
RH†#	1,952	299,808
Tuesday Morning Corp.†	42,000	115,500

		686,179

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†	20,000	136,600
Five Below, Inc.†	2,900	349,015
Gaia, Inc.†#	9,400	104,528

		590,143

Retail-Petroleum Products - 0.0%

TravelCenters of America LLC†	20,000	90,800

Retail-Propane Distribution - 0.1%

Luxfer Holdings PLC#	11,800	221,958

Retail-Restaurants - 1.0%

Chuy’s Holdings, Inc.†	9,070	202,896
Del Frisco’s Restaurant Group, Inc.†	4,100	34,727
Denny’s Corp.†	35,600	621,576
Dunkin’ Brands Group, Inc.	9,300	664,485
Famous Dave’s of America, Inc.†#	8,250	41,250
Fiesta Restaurant Group, Inc.†	12,319	185,647
J Alexander’s Holdings, Inc.†	13,000	118,690
Kona Grill, Inc.†#	7,700	7,469
Luby’s, Inc.†	25,000	38,750
Papa John’s International, Inc.#	5,800	253,518
Papa Murphy’s Holdings, Inc.†#	97	541
Potbelly Corp.†	10,000	84,200
Red Robin Gourmet Burgers, Inc.†	8,139	247,507
Wingstop, Inc.	8,900	592,829

		3,094,085

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	41,200

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	7,466	250,858

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	25,500	187,935

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	17,000	85,000

Savings & Loans/Thrifts - 1.0%

BankFinancial Corp.	9,300	145,452
Beneficial Bancorp, Inc.	20,965	337,956
Capitol Federal Financial, Inc.	28,867	385,952
Entegra Financial Corp.†	6,000	144,180
ESSA Bancorp, Inc.	9,000	143,910
First Financial Northwest, Inc.	10,000	162,200
Investors Bancorp, Inc.	26,500	333,105
Lake Shore Bancorp, Inc.	10,000	159,500
Malvern Bancorp, Inc.†	3,800	78,888
Meridian Bancorp, Inc.	23,260	378,905
Pacific Premier Bancorp, Inc.#	9,100	271,635
Provident Financial Holdings, Inc.	6,714	136,093
SI Financial Group, Inc.	8,500	125,375
Territorial Bancorp, Inc.	4,500	126,450
Timberland Bancorp, Inc.	3,900	119,340

		3,048,941

Schools - 0.6%

2U, Inc.†#	5,244	386,483
American Public Education, Inc.†	6,372	205,879
Bridgepoint Education, Inc.†	14,500	149,495
Bright Horizons Family Solutions, Inc.†	3,716	460,784
Chegg, Inc.†#	10,280	407,397
Lincoln Educational Services Corp.†	20,000	64,000

Universal Technical Institute, Inc.†	37,000	129,130

		1,803,168

Security Services - 0.4%

Brink’s Co.	15,265	1,204,714

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	34,927	126,086
Geospace Technologies Corp.†	8,900	145,960

		272,046

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.	5,700	87,951
Power Integrations, Inc.	10,946	799,715

		887,666

Semiconductor Equipment - 0.9%

Cabot Microelectronics Corp.	15,454	1,747,847
Entegris, Inc.#	21,200	748,996
MKS Instruments, Inc.	2,600	215,462

		2,712,305

Specified Purpose Acquisitions - 0.1%

Collier Creek Holdings†	14,012	142,362
J2 Acquisition, Ltd.†*	27,496	263,962

		406,324

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	3,648	498,280

Steel-Producers - 0.1%
Friedman Industries, Inc.	10,000	75,100
Shiloh Industries, Inc.†	13,600	84,728

		159,828

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	10,500	155,715

Telecom Equipment-Fiber Optics - 0.1%

Clearfield, Inc.†	10,000	145,200
KVH Industries, Inc.†	14,357	163,096

		308,296

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.#	1	10
GTT Communications, Inc.†#	9,800	306,348
Spok Holdings, Inc.	9,800	135,338

		441,696

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	30,000	78,000
Wireless Telecom Group, Inc.†	53,200	102,144

		180,144

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	136,290

Textile-Apparel - 0.0%

Tandy Leather Factory, Inc.†	15,000	84,750

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	12,700

Theaters - 0.7%

Cinemark Holdings, Inc.	57,330	2,157,328

Therapeutics - 0.3%

Actinium Pharmaceuticals, Inc.†#	32,100	18,778
Agios Pharmaceuticals, Inc.†#	2,733	177,290
Aquinox Pharmaceuticals, Inc.†	50,000	132,000
Axsome Therapeutics, Inc.†#	14,000	111,440
Sarepta Therapeutics, Inc.†#	800	115,392
Xencor, Inc.†	8,633	261,925
Zafgen, Inc.†	15,000	67,050

		883,875

Toys - 0.0%

JAKKS Pacific, Inc.†	30,000	47,400

Transport-Equipment & Leasing - 0.1%

Willis Lease Finance Corp.†	7,000	294,420

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	10,000	17,000
Overseas Shipholding Group, Inc., Class A†	35,000	68,950

		85,950

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	2,300	188,600

Transport-Services - 0.3%

Matson, Inc.	13,600	491,096
Radiant Logistics, Inc.†	37,800	241,542
Steel Connect, Inc.†	71,500	146,575

		879,213

Transport-Truck - 1.6%

Knight-Swift Transportation Holdings, Inc.#	58,906	1,981,009
Landstar System, Inc.	19,947	2,167,840
P.A.M. Transportation Services, Inc.†	1,357	68,746
Patriot Transportation Holding, Inc.†	5,000	96,600
Schneider National, Inc., Class B	11,388	249,283
XPO Logistics, Inc.†	1	50
YRC Worldwide, Inc.†	22,000	168,740

		4,732,268

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	14,000	198,800

Water - 0.5%

California Water Service Group	10,600	551,412
Global Water Resources, Inc.	14,500	137,895
Middlesex Water Co.	3,896	229,357
PICO Holdings, Inc.†	10,000	102,800
SJW Group	7,470	456,940

		1,478,404

Web Hosting/Design - 0.8%

Q2 Holdings, Inc.†	34,247	2,356,879
Wix.com, Ltd.†#	828	90,459

		2,447,338

Web Portals/ISP - 0.0%

Synacor, Inc.†#	44,000	77,440

Wireless Equipment - 0.1%

Frequency Electronics, Inc.†	10,000	116,300
ID Systems, Inc.†	19,000	135,850

		252,150

Total Common Stocks
(cost $249,297,586)		290,409,859

CONVERTIBLE PREFERRED SECURITIES - 0.6%
Applications Software - 0.1%

Convoy, Inc., Series C†(1)(2)(3)	12,094	85,875
PagerDuty, Inc., Series D†(1)(2)(3)	5,215	89,013
Toast, Inc., Series B†(1)(2)(3)	98	2,695
Toast, Inc., Series D†(1)(2)(3)	7,194	197,835

		375,418

Computer Software - 0.0%

Checkr, Inc., Series C†(1)(2)(3)	2,998	40,926

E-Commerce/Products - 0.0%

1stdibs.com, Inc., Series D†(1)(2)(3)	11,111	55,677

E-Commerce/Services - 0.1%

Farmers Business Network, Inc., Series C†(1)(2)(3)	8,287	193,156
Vroom, Inc., Series F†(1)(2)(3)	5,863	105,246

		298,402

Enterprise Software/Service - 0.1%

Plex Systems, Inc., Series B†(1)(2)(3)	50,422	124,038
ServiceTitan, Inc., Series A-1†(1)(2)(3)	4	105
ServiceTitan, Inc., Series D†(1)(2)(3)	1,942	51,065

		175,208

Food-Retail - 0.1%
Roofoods, Ltd., Series F†(1)(2)(3)	618	315,137

Footwear & Related Apparel - 0.0%
Allbirds, Inc., Series A†(1)(2)(3)	370	20,289
Allbirds, Inc., Series B†(1)(2)(3)	65	3,565

Allbirds, Inc., Series C†(1)(2)(3)	622	34,108
Allbirds, Inc., Series SEED†(1)(2)(3)	199	10,912

		68,874

Gas-Distribution - 0.1%

South Jersey Industries, Inc.	2,633	127,700

Internet Content-Information/News - 0.0%

A Place For Rover, Inc., Series G†(1)(2)(3)	7,335	55,221

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker)†(1)(2)(3)	5,505	84,221

Seismic Data Collection - 0.0%

Seismic Software Holdings, Inc., Series E†(1)(2)(3)	2,336	73,632

Total Convertible Preferred Securities
(cost $1,451,973)		1,670,416

WARRANTS † - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.(1)(2)(3) Expires 04/12/2019	1,009	0

Specified Purpose Acquisitions - 0.0%

J2 Acquisition, Ltd.(3) Expires 10/10/2020 (Strike price $11.50)	27,696	6,509

Total Warrants
(cost $277)		6,509

CONVERTIBLE BONDS & NOTES - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc. Notes zero coupon due 04/12/2019(1)(2)(3) (cost $10,090)	$10,090	10,090

Total Long-Term Investment Securities
(cost $250,759,926)		292,096,874

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Registered Investment Companies - 1.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(5)	502,179	502,179
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(4)(5)	3,104,064	3,104,064
T. Rowe Price Government Reserve Fund 2.44%(5)	1,252,243	1,252,243

Total Short-Term Investment Securities
(cost $4,858,486)		4,858,486

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $6,338,088 collateralized by $6,570,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $6,466,930 (cost $6,338,000)	$6,338,000	6,338,000

TOTAL INVESTMENTS
(cost $261,956,412)	100.9%	303,293,360
Liabilities in excess of other assets	(0.9)	(2,683,387)

NET ASSETS	100.0%	$300,609,973

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $263,962 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,476	$6.78	0.00%
Allbirds, Inc.	10/10/2018	938	51,436
	12/21/2018	196	10,748

		1,134	62,184	62,184	54.84	0.02

Checkr, Inc.	06/29/2018	700	8,603	8,603	12.29	0.00
CrossFirst Bankshares, Inc.	10/23/2018	5,156	73,473	73,473	14.25	0.02
JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	68,264	15.30	0.02
PagerDuty, Inc.	09/28/2018	660	10,702	10,702	16.22	0.00
ServiceTitan, Inc.	11/09/2018	191	5,022	5,022	26.29	0.00
StoneCo., Ltd., Class A	07/10/2017	16,632	124,794	480,490	28.89	0.16
Toast, Inc.	09/14/2018	11	190	303	27.55	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.10

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	55,677	5.01	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	55,221	7.53	0.02
Allbirds, Inc., Series A	10/10/2018	370	20,289	20,289	54.84	0.01
Allbirds, Inc., Series B	10/10/2018	65	3,565	3,565	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	622	34,108	34,108	54.84	0.01
Allbirds, Inc., Series SEED	10/10/2018	199	10,912	10,912	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	40,926	13.65	0.01
Convoy, Inc., Series C	09/14/2018	12,094	85,875	85,875	7.10	0.03
Farmers Business Network, Inc., Series C	11/03/2017	8,287	153,012	193,156	23.31	0.06
JAND, Inc. (dba Warby Parker)	03/09/2018	5,505	86,522	84,221	15.30	0.03
PagerDuty, Inc., Series D	08/24/2018	4,684	79,950
	09/28/2018	531	9,063

		5,215	89,013	89,013	17.07	0.03

Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	124,038	2.46	0.04
Roofoods, Ltd., Series F	09/12/2017	618	218,506	315,137	509.93	0.10
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	73,632	31.52	0.02
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	105	26.29	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,064	51,065	26.30	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	2,695	27.50	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	197,835	27.50	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	105,246	17.95	0.04
Warrants
Grasshopper Bancorp, Inc.	10/12/2018	1,009	0	0	0.00	0.00
Convertible Bonds & Notes
Grasshopper Bancorp, Inc. zero coupon due 04/12/2019	10/12/2018	10,090	10,090	10,090	1.00	0.00

				$2,592,923		0.84%

(3)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $2,599,432 representing 0.9% of net assets.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $33,802,011. This was secured by collateral of $3,104,064, which was received in cash and subsequently invested in short-term investments currently valued at $3,104,064 as reported in the Portfolio of Investments. Additional collateral of $31,837,060 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$1,283,941
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	869,672
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	706,312
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	1,749,242
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	27,227,893

(5)	The rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,693,848	$—	$11,005	$3,704,853
Banks - Commercial	30,549,728	—	73,473	30,623,201
Commercial Services-Finance	1,569,253	480,490	—	2,049,743
Computer Software	4,108,270	—	8,603	4,116,873
E-Commerce/Services	1,482,509	—	3,476	1,485,985
Enterprise Software/Service	6,695,594	—	5,022	6,700,616
Oil Companies-Exploration & Production	2,357,616	—	327,600	2,685,216
Pharmacy Services	—	—	68,264	68,264
Retail - Apparel/Shoe	1,168,044	—	62,184	1,230,228
Other Industries	237,744,880	—	—	237,744,880
Convertible Preferred Securities	127,700	—	1,542,716	1,670,416
Warrants	6,509	—	0	6,509
Convertible Bonds & Notes	—	—	10,090	10,090
Short-Term Investment Securities	4,858,486	—	—	4,858,486
Repurchase Agreements	—	6,338,000	—	6,338,000

Total Investments at Value	$294,362,437	$6,818,490	$2,112,433	$303,293,360

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advanced Materials - 0.0%

Haynes International, Inc.	6,869	$241,651

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†	30,909	102,618
Telaria, Inc.†	24,289	135,533

		238,151

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†#	2,794	69,794
Clear Channel Outdoor Holdings, Inc., Class A†	20,510	112,395

		182,189

Advertising Services - 0.3%

Fluent, Inc.†	18,031	92,138
Trade Desk, Inc., Class A†#	18,440	3,642,638

		3,734,776

Aerospace/Defense - 0.5%

AeroVironment, Inc.†	11,735	934,927
Esterline Technologies Corp.†	14,480	1,762,940
Kratos Defense & Security Solutions, Inc.†#	48,749	837,995
MSA Safety, Inc.	18,871	1,951,073
National Presto Industries, Inc.#	2,747	308,049
Wesco Aircraft Holdings, Inc.†	29,986	254,581

		6,049,565

Aerospace/Defense-Equipment - 0.6%

AAR Corp.	18,192	664,554
Aerojet Rocketdyne Holdings, Inc.†	40,108	1,494,023
Astronics Corp.†	11,826	425,381
Barnes Group, Inc.	26,453	1,536,126
Ducommun, Inc.†	5,886	249,743
Kaman Corp.	15,282	941,066
Moog, Inc., Class A	17,763	1,669,011
Triumph Group, Inc.#	26,975	624,741

		7,604,645

Agricultural Biotech - 0.0%

Calyxt, Inc.†#	3,291	52,755

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	52,860	200,868
Marrone Bio Innovations, Inc.†	30,185	49,202

		250,070

Agricultural Operations - 0.1%

Alico, Inc.	1,819	55,043
Andersons, Inc.	15,058	556,544
Cadiz, Inc.†#	12,511	122,983
Limoneira Co.#	8,228	192,535
Tejon Ranch Co.†	11,641	215,242

		1,142,347

Airlines - 0.5%

Allegiant Travel Co.	7,138	942,930
Hawaiian Holdings, Inc.	27,145	807,564
Mesa Air Group, Inc.†	6,185	62,283
SkyWest, Inc.	28,197	1,523,766
Spirit Airlines, Inc.†	37,981	2,136,431

		5,472,974

Apparel Manufacturers - 0.3%

Deckers Outdoor Corp.†	16,177	2,393,387
Oxford Industries, Inc.	9,264	732,134
Superior Group of Cos., Inc.	5,011	87,091

		3,212,612

Appliances - 0.2%

Hamilton Beach Brands Holding Co., Class A#	3,562	86,450
iRobot Corp.†#	14,922	1,866,145

		1,952,595

Applications Software - 0.6%

Appfolio, Inc., Class A†	8,638	624,355
Brightcove, Inc.†	19,974	177,169
Ebix, Inc.#	13,319	776,098
Five9, Inc.†	31,740	1,683,490
HubSpot, Inc.†#	20,491	3,450,275
Immersion Corp.†#	14,339	128,764
Park City Group, Inc.†#	7,369	58,657
PDF Solutions, Inc.†#	15,318	182,438
Telenav, Inc.†	17,137	102,479
Upland Software, Inc.†	8,703	305,475

		7,489,200

Athletic Equipment - 0.2%

Clarus Corp.	11,569	140,910
Fox Factory Holding Corp.†	19,968	1,265,572
Nautilus, Inc.†	16,536	107,980
Vista Outdoor, Inc.†	31,592	281,485
YETI Holdings, Inc.†#	9,449	226,682

		2,022,629

Auction Houses/Art Dealers - 0.1%

Sotheby’s†#	19,518	856,255

Audio/Video Products - 0.2%

Daktronics, Inc.	19,897	161,564
Roku, Inc.†#	23,983	1,589,833
Sonos, Inc.†	8,873	91,658
Universal Electronics, Inc.†	7,455	248,922

		2,091,977

Auto Repair Centers - 0.1%

Monro, Inc.	17,620	1,344,582

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	7,568	140,765
Navistar International Corp.†	27,230	1,044,815
REV Group, Inc.#	16,226	143,438

		1,329,018

Auto-Truck Trailers - 0.0%

Wabash National Corp.	30,655	454,920

Auto/Truck Parts & Equipment-Original - 0.8%

Altra Industrial Motion Corp.	33,222	1,056,792
American Axle & Manufacturing Holdings, Inc.†	61,675	992,968
Cooper-Standard Holdings, Inc.†	9,807	589,499
Dana, Inc.	80,951	1,598,782
Gentherm, Inc.†	19,285	790,685
Meritor, Inc.†	45,023	1,003,113
Methode Electronics, Inc.	19,944	559,629
Miller Industries, Inc.	6,108	207,122
Modine Manufacturing Co.†	27,414	412,032
Spartan Motors, Inc.	18,880	172,563
Superior Industries International, Inc.	13,601	84,190

Tenneco, Inc., Class A	28,150	973,990
Titan International, Inc.	27,801	174,034
Tower International, Inc.	10,972	281,432

		8,896,831

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	16,734	133,872
Douglas Dynamics, Inc.	12,292	518,477
Motorcar Parts of America, Inc.†#	10,529	217,845
Standard Motor Products, Inc.	11,751	579,324

		1,449,518

B2B/E-Commerce - 0.1%

ePlus, Inc.†	7,405	662,303

Banks-Commercial - 9.0%

1st Constitution Bancorp	4,060	75,800
1st Source Corp.	8,684	412,924
ACNB Corp.	3,779	148,893
Allegiance Bancshares, Inc.†	6,513	249,187
Amalgamated Bank, Class A	6,545	115,912
American National Bankshares, Inc.	4,564	163,391
Ameris Bancorp	23,458	956,383
Ames National Corp.	4,765	132,610
Arrow Financial Corp.	6,757	239,333
Atlantic Capital Bancshares, Inc.†	14,120	272,234
Auburn National Bancorporation, Inc.	1,309	44,139
BancFirst Corp.	9,975	562,390
Bancorp, Inc.†	27,894	252,999
BancorpSouth Bank	52,123	1,698,689
Bank of Commerce Holdings	8,585	97,440
Bank of Marin Bancorp	7,527	334,951
Bank of N.T. Butterfield & Son, Ltd.	30,216	1,231,000
Bank of Princeton#	3,197	103,998
Bank7 Corp.†	1,899	30,384
Bankwell Financial Group, Inc.	3,418	103,463
Banner Corp.	17,739	1,102,124
Bar Harbor Bankshares	8,439	217,895
Baycom Corp.†	5,663	130,645
BCB Bancorp, Inc.	7,497	98,361
Blue Hills Bancorp, Inc.	12,726	316,623
Bridge Bancorp, Inc.	9,182	302,731
Bridgewater Bancshares, Inc.†	12,826	143,138
Bryn Mawr Bank Corp.	11,034	449,746
Business First Bancshares, Inc.	5,899	145,823
Byline Bancorp, Inc.†	9,019	184,348
C&F Financial Corp.	1,833	94,564
Cadence BanCorp	66,564	1,330,614
Cambridge Bancorp	2,043	169,549
Camden National Corp.	8,518	382,032
Capital Bancorp, Inc.†	3,522	41,595
Capital City Bank Group, Inc.	6,322	156,027
Capstar Financial Holdings, Inc.#	4,366	73,174
Carolina Financial Corp.	11,629	425,854
Cathay General Bancorp	42,811	1,662,779
CB Financial Services, Inc.#	2,585	66,874
CBTX, Inc.#	10,313	343,526
CenterState Bank Corp.	50,725	1,342,183
Central Pacific Financial Corp.	15,677	457,455
Central Valley Community Bancorp	6,377	124,160
Century Bancorp, Inc., Class A	1,587	122,754
Chemical Financial Corp.	39,486	1,809,643
Chemung Financial Corp.	1,812	84,403
Citizens & Northern Corp.	6,561	172,161
City Holding Co.	8,772	702,988
Civista Bancshares, Inc.	7,618	162,492
CNB Financial Corp.	8,038	223,456
Coastal Financial Corp.†#	3,527	57,666
Codorus Valley Bancorp, Inc.	5,038	114,262
Columbia Banking System, Inc.	40,471	1,533,041
Community Bank System, Inc.	27,797	1,800,968
Community Financial Corp.	2,681	80,591
Community Trust Bancorp, Inc.	8,578	366,967
ConnectOne Bancorp, Inc.	16,717	360,586
County Bancorp, Inc.	2,835	54,120
Customers Bancorp, Inc.†	16,234	347,245
CVB Financial Corp.	61,938	1,411,567
Eagle Bancorp, Inc.†	17,655	1,044,999
Enterprise Bancorp, Inc.	5,331	169,099
Enterprise Financial Services Corp.	12,593	568,952
Equity Bancshares, Inc., Class A†	7,398	251,458
Esquire Financial Holdings, Inc.†	3,304	75,364
Evans Bancorp, Inc.	2,584	92,120
Farmers & Merchants Bancorp, Inc.	4,942	151,275
Farmers National Banc Corp.	14,021	206,389
FB Financial Corp.	9,053	320,929
Fidelity D&D Bancorp, Inc.	1,546	90,024
Fidelity Southern Corp.	12,130	395,195
Financial Institutions, Inc.	8,498	256,130
First Bancorp, Inc./Maine	5,621	148,113
First Bancorp, Inc./North Carolina	16,196	634,721
First BanCorp./Puerto Rico	118,302	1,361,656
First Bancshares, Inc.	6,853	224,504
First Bank#	9,032	104,500
First Busey Corp.	24,194	651,786
First Business Financial Services, Inc.	4,591	101,277
First Choice Bancorp	4,967	115,731
First Commonwealth Financial Corp.	55,252	776,843
First Community Bancshares, Inc.	8,784	314,906
First Community Corp.	3,969	79,578
First Financial Bancorp	52,854	1,465,641
First Financial Bankshares, Inc.#	35,966	2,332,395
First Financial Corp.	6,592	292,553
First Foundation, Inc.	21,081	321,485
First Guaranty Bancshares, Inc.#	2,664	55,651
First Internet Bancorp	5,403	116,705
First Interstate BancSystem, Inc., Class A	18,206	758,098
First Merchants Corp.	27,333	1,103,980
First Mid-Illinois Bancshares, Inc.	7,024	245,208
First Midwest Bancorp, Inc.	58,515	1,354,622
First Northwest Bancorp	5,274	85,017
First of Long Island Corp.	13,582	317,276
First United Corp.	3,783	65,446
Franklin Financial Network, Inc.	7,077	232,126
Fulton Financial Corp.	95,381	1,638,646
FVCBankcorp, Inc.†	1,029	18,265
German American Bancorp, Inc.	11,643	360,584
Glacier Bancorp, Inc.	47,000	2,059,540
Great Southern Bancorp, Inc.	6,111	346,066

Great Western Bancorp, Inc.	32,785	1,231,077
Guaranty Bancshares, Inc.	4,257	130,945
Hancock Whitney Corp.	47,111	2,057,808
Hanmi Financial Corp.	17,663	407,662
HarborOne Bancorp, Inc.†	8,034	129,588
Heartland Financial USA, Inc.	16,252	789,685
Heritage Commerce Corp.	22,110	308,877
Heritage Financial Corp.	20,231	666,005
Hilltop Holdings, Inc.	39,830	765,533
Home BancShares, Inc.	88,192	1,717,980
HomeStreet, Inc.†	13,792	384,797
Hope Bancorp, Inc.	68,919	1,004,839
Horizon Bancorp	20,488	362,023
Howard Bancorp, Inc.†	7,233	95,982
IBERIABANK Corp.	30,725	2,403,617
Independent Bank Corp./Massachusetts	15,059	1,281,973
Independent Bank Corp./Michigan	12,156	282,627
International Bancshares Corp.	30,605	1,249,296
Investar Holding Corp.	4,916	119,655
Kearny Financial Corp.	50,531	686,716
Lakeland Bancorp, Inc.	24,905	416,661
Lakeland Financial Corp.	13,503	652,465
LCNB Corp.	4,977	84,609
LegacyTexas Financial Group, Inc.	26,327	1,098,626
Level One Bancorp, Inc.	2,856	65,974
Live Oak Bancshares, Inc.#	14,085	228,318
Luther Burbank Corp.	11,277	117,957
Macatawa Bank Corp.	14,398	157,082
MB Financial, Inc.	45,960	2,080,609
MBT Financial Corp.	9,896	109,549
Mercantile Bank Corp.	8,981	311,012
Merchants Bancorp	8,916	185,899
Metropolitan Bank Holding Corp.†	3,607	138,978
Mid Penn Bancorp, Inc.	2,602	63,723
Middlefield Banc Corp.	1,684	70,644
Midland States Bancorp, Inc.	11,673	297,661
MidSouth Bancorp, Inc.	8,276	94,264
MidWestOne Financial Group, Inc.	6,174	191,950
MVB Financial Corp.	4,739	72,507
National Bankshares, Inc.	3,741	147,769
National Commerce Corp.†	9,866	431,046
NBT Bancorp, Inc.	23,586	911,127
Nicolet Bankshares, Inc.†	4,603	264,304
Northeast Bancorp	4,187	84,912
Northrim BanCorp, Inc.	3,756	140,888
Norwood Financial Corp.	3,181	97,466
Oak Valley Bancorp	3,837	68,490
OFG Bancorp	23,970	495,939
Ohio Valley Banc Corp.	2,271	82,914
Old Line Bancshares, Inc.	8,670	248,309
Old National Bancorp	83,640	1,487,119
Old Second Bancorp, Inc.	16,068	229,451
OP Bancorp#	6,989	63,460
Opus Bank	10,909	248,398
Origin Bancorp, Inc.	9,663	348,448
Orrstown Financial Services, Inc.	4,114	84,008
Pacific City Financial Corp.#	6,558	111,486
Pacific Mercantile Bancorp†	8,599	70,942
Park National Corp.	7,601	761,240
PCSB Financial Corp.	9,175	186,528
Peapack Gladstone Financial Corp.	10,138	294,813
Penns Woods Bancorp, Inc.	2,531	111,010
People’s Utah Bancorp	8,510	249,854
Peoples Bancorp of North Carolina, Inc.	2,569	72,446
Peoples Bancorp, Inc.	9,780	326,065
Peoples Financial Services Corp.	3,812	166,775
Preferred Bank	7,713	395,060
Premier Financial Bancorp, Inc.	6,557	108,649
Provident Bancorp, Inc.†	2,386	54,950
QCR Holdings, Inc.	7,234	258,615
RBB Bancorp	7,683	166,337
Reliant Bancorp, Inc.#	5,589	122,623
Renasant Corp.	26,676	1,021,157
Republic Bancorp, Inc., Class A	5,315	240,451
Republic First Bancorp, Inc.†	24,342	155,789
S&T Bancorp, Inc.	19,052	788,372
Sandy Spring Bancorp, Inc.	19,175	672,467
SB One Bancorp	3,955	93,536
Seacoast Banking Corp. of Florida†	25,444	738,385
Select Bancorp, Inc.†	8,571	99,166
ServisFirst Bancshares, Inc.#	25,746	900,338
Shore Bancshares, Inc.	6,971	109,793
Sierra Bancorp	7,804	210,318
Simmons First National Corp., Class A	50,096	1,344,076
SmartFinancial, Inc.†	6,289	123,390
South State Corp.	20,226	1,436,855
Southern First Bancshares, Inc.†	3,798	144,704
Southern National Bancorp of Virginia, Inc.	10,814	171,402
Southside Bancshares, Inc.	18,386	638,362
Spirit of Texas Bancshares, Inc.†#	5,079	109,706
Sterling Bancorp, Inc.	12,109	122,180
Stock Yards Bancorp, Inc.	11,922	424,662
Summit Financial Group, Inc.	6,105	149,023
Tompkins Financial Corp.	8,159	656,065
Towne Bank	36,471	1,005,505
TriCo Bancshares	14,122	567,987
TriState Capital Holdings, Inc.†	13,576	306,953
Triumph Bancorp, Inc.†#	13,273	449,556
TrustCo Bank Corp.	51,812	438,848
Trustmark Corp.	36,924	1,310,064
UMB Financial Corp.	25,090	1,726,443
Union Bankshares Corp.	42,632	1,516,420
United Bankshares, Inc.#	55,320	2,123,735
United Community Banks, Inc.	43,405	1,201,884
United Security Bancshares	7,262	78,430
Unity Bancorp, Inc.	4,274	94,413
Univest Corp. of Pennsylvania	15,960	423,100
Valley National Bancorp#	178,634	1,886,375
Veritex Holdings, Inc.	24,434	684,396
Washington Trust Bancorp, Inc.	8,332	436,597
WesBanco, Inc.	28,924	1,227,245
West Bancorporation, Inc.	8,790	203,225
Westamerica Bancorporation	14,260	916,633
Western New England Bancorp, Inc.	14,590	143,274

		106,195,597

Banks-Fiduciary - 0.0%

Parke Bancorp, Inc.	3,831	85,010
Union Bankshares, Inc.	2,155	100,207

		185,217

Banks-Mortgage - 0.1%

Flagstar Bancorp, Inc.	16,354	534,122
Walker & Dunlop, Inc.	15,315	854,577

		1,388,699

Banks-Super Regional - 0.2%

Independent Bank Group, Inc.	18,083	1,048,091
Meta Financial Group, Inc.	15,455	360,874
National Bank Holdings Corp., Class A	15,912	574,900

		1,983,865

Batteries/Battery Systems - 0.1%

EnerSys	23,311	1,720,818

Beverages-Non-alcoholic - 0.1%

Celsius Holdings, Inc.†#	12,639	44,995
Coca-Cola Consolidated, Inc.	2,602	644,932
National Beverage Corp.#	6,510	446,521
Primo Water Corp.†	18,141	266,128

		1,402,576

Beverages-Wine/Spirits - 0.1%

MGP Ingredients, Inc.	7,319	599,060

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	4,570	1,428,399
Craft Brew Alliance, Inc.†	7,046	120,135

		1,548,534

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	10,025	139,348
MSG Networks, Inc., Class A†	32,750	790,585

		929,933

Building & Construction Products-Misc. - 0.9%

American Woodmark Corp.†	7,816	665,923
Armstrong Flooring, Inc.†	11,766	168,724
Builders FirstSource, Inc.†	62,545	871,252
Caesarstone, Ltd.#	12,685	213,108
Forterra, Inc.†#	10,443	54,826
Gibraltar Industries, Inc.†	17,672	715,716
Louisiana-Pacific Corp.#	78,607	1,986,399
NCI Building Systems, Inc.†	23,587	165,581
Patrick Industries, Inc.†	12,771	577,377
PGT Innovations, Inc.†	31,345	472,683
Simpson Manufacturing Co., Inc.	22,935	1,374,494
Summit Materials, Inc., Class A†#	62,060	1,055,020
Trex Co., Inc.†	32,717	2,452,139

		10,773,242

Building & Construction-Misc. - 0.5%

Comfort Systems USA, Inc.	20,279	1,087,360
EMCOR Group, Inc.	31,675	2,284,718
IES Holdings, Inc.†	4,615	84,824
MYR Group, Inc.†	8,906	298,707
NV5 Global, Inc.†	5,188	411,201
TopBuild Corp.†	19,627	1,167,806
Willscot Corp.†	19,741	201,161

		5,535,777

Building Products-Air & Heating - 0.1%

AAON, Inc.#	22,835	910,203

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	20,569	593,004
US Concrete, Inc.†#	8,901	357,019

		950,023

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	15,319	546,735
Griffon Corp.	19,152	341,672
JELD-WEN Holding, Inc.†	37,615	760,199
Masonite International Corp.†	14,570	807,906

		2,456,512

Building Products-Wood - 0.1%

Boise Cascade Co.	21,517	600,109
Universal Forest Products, Inc.	33,186	1,027,771

		1,627,880

Building-Heavy Construction - 0.4%

Aegion Corp.†	17,752	308,175
Dycom Industries, Inc.†	16,715	753,512
Granite Construction, Inc.	24,329	1,132,758
Great Lakes Dredge & Dock Corp.†	31,582	281,080
MasTec, Inc.†#	35,096	1,515,445
Orion Group Holdings, Inc.†	15,567	66,160
Primoris Services Corp.	23,137	540,712
Sterling Construction Co., Inc.†	14,756	215,585
Tutor Perini Corp.†	20,712	389,800

		5,203,227

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	36,622	1,305,941
Brightview Holdings, Inc.†	13,681	184,693

		1,490,634

Building-Mobile Home/Manufactured Housing - 0.2%

Cavco Industries, Inc.†	4,734	655,328
LCI Industries	13,524	1,101,936
Skyline Champion Corp.	15,969	317,144
Winnebago Industries, Inc.	17,121	558,658

		2,633,066

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc.†	17,395	210,827
Century Communities, Inc.†	14,479	330,556
Green Brick Partners, Inc.†	13,574	120,944
Hovnanian Enterprises, Inc., Class A†#	67,125	45,450
Installed Building Products, Inc.†	12,157	530,288
KB Home	47,551	1,084,638
LGI Homes, Inc.†#	10,237	605,007
M/I Homes, Inc.†	14,980	390,079
MDC Holdings, Inc.	27,097	781,483
Meritage Homes Corp.†	21,090	924,797
New Home Co., Inc.†#	7,165	39,264
Taylor Morrison Home Corp., Class A†#	64,763	1,086,076
TRI Pointe Group, Inc.†#	78,423	988,130

William Lyon Homes, Class A†	17,678	250,144

		7,387,683

Cable/Satellite TV - 0.2%

Liberty Latin America, Ltd., Class A†	24,046	471,783
Liberty Latin America, Ltd., Class C†	62,926	1,220,135
WideOpenWest, Inc.†	16,388	134,709

		1,826,627

Capacitors - 0.1%

KEMET Corp.	31,220	591,619

Casino Hotels - 0.1%

Boyd Gaming Corp.	45,578	1,356,402
Century Casinos, Inc.†#	14,954	126,062

		1,482,464

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	36,441	1,756,821
Scientific Games Corp.†#	30,743	893,391

		2,650,212

Cellular Telecom - 0.1%

8x8, Inc.†	52,020	1,023,234
ATN International, Inc.	5,779	324,375
NII Holdings, Inc.†#	49,145	191,174

		1,538,783

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	16,609	543,945
Codexis, Inc.†#	28,175	609,143
Innophos Holdings, Inc.	10,774	357,697
Innospec, Inc.	13,411	1,097,824
Koppers Holdings, Inc.†	11,398	280,277
Quaker Chemical Corp.	7,228	1,510,580

		4,399,466

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	28,039	395,070

Chemicals-Other - 0.0%

American Vanguard Corp.	16,122	302,771

Chemicals-Plastics - 0.1%

A. Schulman, Inc. CVR†(1)(2)	15,061	4,492
Landec Corp.†	15,001	192,613
PolyOne Corp.	44,200	1,441,804

		1,638,909

Chemicals-Specialty - 1.3%

AgroFresh Solutions, Inc.†#	17,449	75,205
Balchem Corp.	17,749	1,574,869
Ferro Corp.†	46,038	892,677
GCP Applied Technologies, Inc.†	39,799	1,192,776
H.B. Fuller Co.	28,029	1,414,904
Hawkins, Inc.	5,361	220,980
Ingevity Corp.†	23,465	2,703,637
Kraton Corp.†	17,154	610,339
Minerals Technologies, Inc.	19,585	1,159,432
Oil-Dri Corp. of America	2,779	81,008
OMNOVA Solutions, Inc.†	24,227	197,450
PQ Group Holdings, Inc.†	20,250	331,695
Rogers Corp.†	10,159	1,577,185
Sensient Technologies Corp.	23,549	1,523,620
Stepan Co.	11,217	1,055,520
Tronox, Ltd., Class A	51,817	612,995
Valhi, Inc.	13,979	56,615

		15,280,907

Circuit Boards - 0.1%

Park Electrochemical Corp.	10,649	185,186
TTM Technologies, Inc.†	51,922	629,295

		814,481

Coal - 0.4%

Advanced Emissions Solutions, Inc.#	10,228	120,895
Arch Coal, Inc., Class A#	9,680	901,789
Cloud Peak Energy, Inc.†#	40,986	21,313
CONSOL Energy, Inc.†	15,544	589,895
Hallador Energy Co.	9,189	49,345
NACCO Industries, Inc., Class A	2,085	76,248
Peabody Energy Corp.	43,353	1,337,440
Ramaco Resources, Inc.†	3,309	17,637
SunCoke Energy, Inc.†	35,962	356,743
Warrior Met Coal, Inc.	23,899	699,762

		4,171,067

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	12,543	191,281

Coffee - 0.0%

Farmer Bros. Co.†	5,557	132,534

Commercial Services - 0.8%

Acacia Research Corp.†	26,790	81,709
Care.com, Inc.†	10,892	274,369
Emerald Expositions Events, Inc.	13,724	172,648
Forrester Research, Inc.	5,675	284,885
Healthcare Services Group, Inc.#	41,003	1,565,494
HMS Holdings Corp.†	45,855	1,580,163
LiveRamp Holdings, Inc.†#	43,343	2,329,686
Medifast, Inc.	6,469	824,345
National Research Corp.	6,104	237,629
Nutrisystem, Inc.	16,327	706,633
PFSweb, Inc.†	8,410	52,647
ServiceSource International, Inc.†	42,808	39,833
SP Plus Corp.†	12,526	430,894
Team, Inc.†#	16,374	255,762
Weight Watchers International, Inc.†#	21,329	431,486

		9,268,183

Commercial Services-Finance - 0.6%

Avalara, Inc.†	4,817	251,496
Cardtronics PLC, Class A†	21,958	647,981
Cass Information Systems, Inc.	7,936	414,497
CBIZ, Inc.†	28,554	589,069
Everi Holdings, Inc.†	36,098	277,594
EVERTEC, Inc.	33,725	965,209
Evo Payments, Inc., Class A†	13,262	354,361
Green Dot Corp., Class A†	26,739	1,726,002
I3 Verticals, Inc., Class A†#	4,271	89,862
MoneyGram International, Inc.†	17,085	41,516
PRGX Global, Inc.†	11,594	108,752
Travelport Worldwide, Ltd.	69,458	1,091,880

		6,558,219

Communications Software - 0.1%

Avaya Holdings Corp.†	57,947	897,599

Computer Aided Design - 0.0%

Altair Engineering, Inc., Class A†	13,802	489,419

Computer Data Security - 0.4%

Carbon Black, Inc.†#	21,281	278,568
ForeScout Technologies, Inc.†	16,622	690,478
OneSpan, Inc.†	17,441	371,493
Qualys, Inc.†	18,853	1,576,677
Rapid7, Inc.†	20,417	939,795
Tenable Holdings, Inc.†	6,967	217,231
Varonis Systems, Inc.†	15,622	889,829

		4,964,071

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	22,586	442,686

Computer Services - 1.2%

CACI International, Inc., Class A†	13,595	2,477,825
Carbonite, Inc.†	17,853	415,439
ExlService Holdings, Inc.†	18,471	1,134,119
Information Services Group, Inc.†	18,895	81,438
Insight Enterprises, Inc.†	19,444	1,085,364
KeyW Holding Corp.†	26,927	199,260
MAXIMUS, Inc.	35,353	2,498,750
Perspecta, Inc.	79,518	1,677,830
Presidio, Inc.	20,297	337,539
Rimini Street, Inc.†#	5,730	31,286
Science Applications International Corp.	27,473	2,052,196
Sykes Enterprises, Inc.†	21,885	647,577
TTEC Holdings, Inc.	7,832	268,324
Unisys Corp.†	27,932	377,361
Virtusa Corp.†	15,732	793,994

		14,078,302

Computer Software - 0.9%

Avid Technology, Inc.†	15,204	72,219
Box, Inc., Class A†	68,300	1,382,392
Cision, Ltd.†	37,073	482,690
Cloudera, Inc.†	110,998	1,617,241
Cornerstone OnDemand, Inc.†	30,099	1,700,594
Envestnet, Inc.†#	24,723	1,508,350
j2 Global, Inc.#	25,931	2,204,394
Remark Holdings, Inc.†#	15,086	31,228
SecureWorks Corp., Class A†#	4,752	105,447
Simulations Plus, Inc.#	6,367	130,587
TiVo Corp.	66,832	670,325
Veritone, Inc.†#	4,697	28,981
Yext, Inc.†	46,060	855,795

		10,790,243

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,577	179,259
Cray, Inc.†	22,370	548,736
Cubic Corp.	14,013	864,602
Diebold Nixdorf, Inc.#	42,208	387,892
Maxwell Technologies, Inc.†#	22,665	106,979
Mercury Systems, Inc.†	26,006	1,651,901
MTS Systems Corp.	9,889	527,084
NetScout Systems, Inc.†	41,511	1,136,156
PAR Technology Corp.†#	6,298	169,857
USA Technologies, Inc.†#	31,532	124,867

		5,697,333

Computers-Other - 0.3%

3D Systems Corp.†#	60,421	853,145
Lumentum Holdings, Inc.†#	41,063	2,042,884
PlayAGS, Inc.†	12,155	289,167
Stratasys, Ltd.†	28,039	797,990

		3,983,186

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	24,216	654,800
Mitek Systems, Inc.†	18,107	195,737

		850,537

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	16,699	553,405

Consulting Services - 0.4%

CRA International, Inc.	4,346	217,126
Franklin Covey Co.†	5,408	140,716
FTI Consulting, Inc.†	21,027	1,559,362
Hackett Group, Inc.	13,333	216,794
Huron Consulting Group, Inc.†	12,235	560,608
ICF International, Inc.	10,007	755,729
Kelly Services, Inc., Class A	17,306	417,594
Navigant Consulting, Inc.	23,393	481,662
Vectrus, Inc.†	6,172	166,397

		4,515,988

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co.†#	5,748	179,797
Central Garden & Pet Co., Class A†	22,406	624,007
Helen of Troy, Ltd.†	14,656	1,643,084
Quanex Building Products Corp.	19,319	332,094
Rosetta Stone, Inc.†	10,912	175,792
WD-40 Co.#	7,552	1,351,582

		4,306,356

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	14,155	569,031
Greif, Inc., Class B	3,083	140,153

		709,184

Containers-Paper/Plastic - 0.0%

Multi-Color Corp.	7,677	382,698
UFP Technologies, Inc.†	3,664	122,744

		505,442

Cosmetics & Toiletries - 0.2%

e.l.f. Beauty, Inc.†#	12,328	98,008
Edgewell Personal Care Co.†	29,867	1,324,900
Inter Parfums, Inc.	9,629	710,331
Revlon, Inc., Class A†#	4,504	120,212

		2,253,451

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,791	160,240

Data Processing/Management - 0.3%

Amber Road, Inc.†	12,961	127,536
Bottomline Technologies, Inc.†	23,380	1,166,195
CommVault Systems, Inc.†	22,142	1,492,149

CSG Systems International, Inc.	18,391	764,146

		3,550,026

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	45,380	1,023,319

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	14,424	308,385
BioTelemetry, Inc.†	18,240	1,362,893
GenMark Diagnostics, Inc.†	28,690	220,626
OPKO Health, Inc.†#	177,991	453,877
Oxford Immunotec Global PLC†	14,043	234,378
Quanterix Corp.†#	4,671	115,420
Repligen Corp.†#	21,630	1,287,418

		3,982,997

Diagnostic Kits - 0.3%

Celcuity, Inc.†#	3,216	71,717
Genomic Health, Inc.†	11,597	881,024
Meridian Bioscience, Inc.	22,991	392,456
OraSure Technologies, Inc.†	33,298	357,954
Quidel Corp.†	18,916	1,240,133

		2,943,284

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	7,236	90,378

Direct Marketing - 0.0%

Quotient Technology, Inc.†	44,132	442,644

Disposable Medical Products - 0.2%

CONMED Corp.	13,957	1,073,293
Merit Medical Systems, Inc.†	29,498	1,643,924
Utah Medical Products, Inc.	1,901	161,357

		2,878,574

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	16,312	957,188
BlueLinx Holdings, Inc.†#	4,929	157,925
Core-Mark Holding Co., Inc.	25,264	796,069
Dorman Products, Inc.†	14,867	1,202,740
EVI Industries, Inc.#	2,120	85,860
Fossil Group, Inc.†#	25,250	394,910
G-III Apparel Group, Ltd.†	24,063	856,883
H&E Equipment Services, Inc.	17,606	506,877
Nexeo Solutions, Inc.†#	18,143	180,160
ScanSource, Inc.†	13,940	523,447
SiteOne Landscape Supply, Inc.†#	22,455	1,206,058
Systemax, Inc.	6,765	137,059
Titan Machinery, Inc.†	10,431	200,380
Triton International, Ltd.	28,590	940,897
Veritiv Corp.†	6,366	183,914

		8,330,367

Diversified Manufacturing Operations - 0.5%

Actuant Corp., Class A	33,737	824,870
Chase Corp.	4,009	387,069
EnPro Industries, Inc.	11,312	775,890
Fabrinet†	19,949	1,167,017
Federal Signal Corp.	32,881	808,215
GP Strategies Corp.†	6,864	114,903
Harsco Corp.†	44,539	996,783
LSB Industries, Inc.†	11,942	84,191
Lydall, Inc.†	9,363	263,568
NL Industries, Inc.†	4,620	20,005
Standex International Corp.	7,044	577,678
Synalloy Corp.	4,574	69,845
Tredegar Corp.	14,322	249,489

		6,339,523

Diversified Minerals - 0.0%

Covia Holdings Corp.†#	17,195	81,848
Livent Corp.†#	12,846	164,429
United States Lime & Minerals, Inc.	1,105	79,560

		325,837

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	11,263	652,128

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†#	79,880	286,769
Assertio Therapeutics, Inc.†	32,571	134,844
Heron Therapeutics, Inc.†#	38,141	1,009,592
Revance Therapeutics, Inc.†	18,158	307,597
Senseonics Holdings, Inc.†#	47,152	140,984
Xeris Pharmaceuticals, Inc.†	3,701	37,047

		1,916,833

E-Commerce/Products - 0.5%

1-800-flowers.com, Inc., Class A†	14,850	264,924
Etsy, Inc.†	66,126	4,712,800
Lands’ End, Inc.†	5,812	105,953
Overstock.com, Inc.†#	12,757	252,716

		5,336,393

E-Commerce/Services - 0.6%

Cargurus, Inc.†	27,688	1,183,108
Cars.com, Inc.†	38,278	901,064
ChannelAdvisor Corp.†	14,360	185,675
Groupon, Inc.†	246,731	806,810
Leaf Group, Ltd.†	9,141	74,316
Liberty Expedia Holdings, Inc., Class A†	30,149	1,335,601
Shutterfly, Inc.†	18,523	830,016
Shutterstock, Inc.	10,410	482,295
Stamps.com, Inc.†	9,731	914,617
Travelzoo, Inc.†	2,576	34,183
TrueCar, Inc.†	51,186	370,587
Upwork, Inc.†#	6,968	165,072

		7,283,344

E-Marketing/Info - 0.1%

Cardlytics, Inc.†#	3,290	57,970
Liquidity Services, Inc.†	14,440	99,636
New Media Investment Group, Inc.	33,002	439,586
QuinStreet, Inc.†	24,648	330,037

		927,229

E-Services/Consulting - 0.0%

Perficient, Inc.†	17,887	511,747

Educational Software - 0.1%

Instructure, Inc.†#	17,582	821,607

Electric Products-Misc. - 0.2%

Graham Corp.	5,302	120,090

nLight, Inc.†#	12,574	268,958
Novanta, Inc.†	18,123	1,481,193

		1,870,241

Electric-Distribution - 0.3%

Portland General Electric Co.	49,515	2,482,682
Spark Energy, Inc., Class A#	6,381	63,746
Unitil Corp.	8,057	442,410

		2,988,838

Electric-Generation - 0.1%

Atlantic Power Corp.†#	60,059	161,558
Ormat Technologies, Inc.	22,031	1,229,991

		1,391,549

Electric-Integrated - 1.4%

ALLETE, Inc.	28,517	2,311,303
Ameresco, Inc., Class A†	10,469	171,377
Avista Corp.	36,282	1,466,156
Black Hills Corp.	29,654	2,104,841
El Paso Electric Co.	22,414	1,205,873
IDACORP, Inc.	27,943	2,749,871
MGE Energy, Inc.	19,324	1,235,190
NorthWestern Corp.	27,975	1,917,406
Otter Tail Corp.	21,806	1,096,406
PNM Resources, Inc.	44,060	1,924,541

		16,182,964

Electronic Components-Misc. - 0.9%

Advanced Energy Industries, Inc.†	21,231	1,069,406
Applied Optoelectronics, Inc.†#	10,384	140,184
Atkore International Group, Inc.†	21,597	498,891
AVX Corp.	25,826	470,033
Bel Fuse, Inc., Class B	5,338	130,514
Benchmark Electronics, Inc.	24,304	665,930
Comtech Telecommunications Corp.	12,725	337,213
IntriCon Corp.†#	4,209	113,306
Kimball Electronics, Inc.†	14,335	222,193
Knowles Corp.†	48,355	787,219
NVE Corp.	2,640	271,445
OSI Systems, Inc.†	9,299	807,618
Plexus Corp.†	17,266	1,066,348
Sanmina Corp.†	37,519	1,198,357
SMART Global Holdings, Inc.†#	5,633	165,103
Sparton Corp.†	5,313	98,184
Vishay Intertechnology, Inc.#	73,345	1,607,722
Vishay Precision Group, Inc.†	5,721	199,434
ZAGG, Inc.†	15,124	175,438

		10,024,538

Electronic Components-Semiconductors - 1.3%

Adesto Technologies Corp.†#	13,660	80,321
Alpha & Omega Semiconductor, Ltd.†	10,979	118,134
Amkor Technology, Inc.†	56,637	497,273
AXT, Inc.†	21,051	93,887
CEVA, Inc.†	12,209	339,654
Cree, Inc.†#	55,723	3,031,888
CTS Corp.	18,102	581,436
Diodes, Inc.†	22,234	896,697
Impinj, Inc.†#	9,037	151,189
Inphi Corp.†#	24,037	1,038,879
Kopin Corp.†	32,694	50,022
Lattice Semiconductor Corp.†	64,796	764,593
MACOM Technology Solutions Holdings, Inc.†#	25,077	478,720
Photronics, Inc.†	36,770	360,714
Rambus, Inc.†	58,986	605,786
Rudolph Technologies, Inc.†	17,434	393,660
Semtech Corp.†	36,020	1,982,541
Silicon Laboratories, Inc.†	23,765	1,925,440
Synaptics, Inc.†	19,188	803,402
Xperi Corp.	27,107	650,568

		14,844,804

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	15,808	930,143
FARO Technologies, Inc.†	9,462	433,454
Fitbit, Inc., Class A†#	118,383	700,827
Itron, Inc.†	18,761	994,521
Mesa Laboratories, Inc.	1,861	428,198
Stoneridge, Inc.†	15,204	449,582

		3,936,725

Electronic Parts Distribution - 0.4%

Digimarc Corp.†#	6,203	187,144
SYNNEX Corp.	23,013	2,258,036
Tech Data Corp.†	21,163	2,163,282

		4,608,462

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	17,310	1,136,055
Napco Security Technologies, Inc.†	6,560	140,974
ShotSpotter, Inc.†#	4,059	202,707

		1,479,736

Energy-Alternate Sources - 0.4%

Amyris, Inc.†#	17,210	81,575
Clean Energy Fuels Corp.†	75,925	173,868
Enphase Energy, Inc.†#	47,869	434,172
FuelCell Energy, Inc.†#	51,567	24,448
FutureFuel Corp.	14,290	263,508
Green Plains, Inc.	21,806	340,174
Pattern Energy Group, Inc., Class A	44,760	933,694
Plug Power, Inc.†#	118,298	211,753
Renewable Energy Group, Inc.†#	20,428	542,772
REX American Resources Corp.†	3,102	247,260
Sunrun, Inc.†#	53,495	829,708
TerraForm Power, Inc., Class A	40,477	506,367
TPI Composites, Inc.†	8,058	243,432
Vivint Solar, Inc.†#	17,443	91,227

		4,923,958

Engineering/R&D Services - 0.3%

Argan, Inc.	8,103	376,789
Exponent, Inc.	28,558	1,617,239
Infrastructure and Energy Alternatives, Inc.†	9,485	59,092
Iteris, Inc.†#	14,069	60,778
KBR, Inc.	78,062	1,542,505
Mistras Group, Inc.†	9,688	152,877

VSE Corp.	4,797	169,574

		3,978,854

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	22,968	301,110

Enterprise Software/Service - 2.1%

Alteryx, Inc., Class A†#	16,186	1,235,154
American Software, Inc., Class A	15,820	183,354
Asure Software, Inc.†#	6,947	44,878
Benefitfocus, Inc.†#	12,405	609,334
Blackbaud, Inc.	26,708	2,062,926
Blackline, Inc.†#	20,343	1,064,753
Coupa Software, Inc.†#	30,176	2,842,277
Daily Journal Corp.†#	620	139,494
Domo, Inc., Class B†	4,448	154,301
Donnelley Financial Solutions, Inc.†	18,633	264,775
eGain Corp.†	9,780	110,905
Everbridge, Inc.†	14,851	1,050,114
Evolent Health, Inc., Class A†#	37,718	497,500
Exela Technologies, Inc.†	26,229	104,391
LivePerson, Inc.†	32,607	911,692
Majesco†	3,102	22,583
ManTech International Corp., Class A	14,644	795,901
MicroStrategy, Inc., Class A†	5,254	743,441
MobileIron, Inc.†	41,186	208,401
Model N, Inc.†	14,279	247,027
New Relic, Inc.†	24,963	2,639,837
Omnicell, Inc.†	21,436	1,820,988
Progress Software Corp.	24,762	910,746
PROS Holdings, Inc.†	17,519	746,309
QAD, Inc., Class A	5,751	260,290
SailPoint Technologies Holding, Inc.†	38,647	1,191,874
SPS Commerce, Inc.†	9,504	1,014,837
SVMK, Inc.†#(2)	9,774	148,272
Verint Systems, Inc.†	35,730	1,902,623
Workiva, Inc.†	15,763	779,480

		24,708,457

Entertainment Software - 0.0%

Glu Mobile, Inc.†	61,745	554,470

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.	30,677	1,841,234

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	14,090	974,887

Finance-Commercial - 0.0%

Marlin Business Services Corp.	4,800	112,992
NewStar Financial, Inc. CVR†(1)(2)	17,919	9,676
On Deck Capital, Inc.†	28,260	173,517

		296,185

Finance-Consumer Loans - 0.3%

Curo Group Holdings Corp.†	6,485	71,465
Elevate Credit, Inc.†	11,404	49,950
Encore Capital Group, Inc.†#	14,393	492,241
Enova International, Inc.†	18,637	475,616
LendingClub Corp.†#	177,691	527,742
Nelnet, Inc., Class A	10,297	564,482
Ocwen Financial Corp.†	65,030	139,164
PRA Group, Inc.†#	24,695	794,932
Regional Management Corp.†	5,155	140,164
World Acceptance Corp.†	3,398	417,954

		3,673,710

Finance-Investment Banker/Broker - 0.5%

Arlington Asset Investment Corp., Class A#	16,472	136,553
Cowen, Inc.†#	15,325	237,231
Diamond Hill Investment Group, Inc.	1,806	256,380
GAIN Capital Holdings, Inc.#	15,137	104,445
Greenhill & Co., Inc.#	9,786	230,362
Houlihan Lokey, Inc.	18,728	861,114
INTL. FCStone, Inc.†	8,488	369,228
Investment Technology Group, Inc.	18,033	545,138
Ladenburg Thalmann Financial Services, Inc.	56,328	165,604
Moelis & Co., Class A	24,681	1,101,019
Oppenheimer Holdings, Inc., Class A	5,349	150,949
Piper Jaffray Cos.	7,931	554,853
PJT Partners, Inc., Class A	11,033	510,056
Siebert Financial Corp.†	4,104	51,710

		5,274,642

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	30,078	597,349

Finance-Mortgage Loan/Banker - 0.4%

Ellie Mae, Inc.†#	19,187	1,908,915
Federal Agricultural Mtg. Corp., Class C	4,967	406,648
Impac Mtg. Holdings, Inc.†#	5,428	21,712
LendingTree, Inc.†#	4,408	1,405,932
Mr. Cooper Group, Inc.†#	41,173	562,011
PennyMac Financial Services, Inc.	10,971	255,844

		4,561,062

Finance-Other Services - 0.1%

WageWorks, Inc.†	21,956	722,352

Financial Guarantee Insurance - 0.5%

MBIA, Inc.†	48,981	486,381
MGIC Investment Corp.†	200,228	2,598,959
NMI Holdings, Inc., Class A†	34,823	840,976
Radian Group, Inc.	119,589	2,434,832

		6,361,148

Firearms & Ammunition - 0.2%

American Outdoor Brands Corp.†	29,731	373,124
Axon Enterprise, Inc.†	31,811	1,712,386
Sturm Ruger & Co., Inc.	9,302	529,749

		2,615,259

Food-Baking - 0.1%

Hostess Brands, Inc.†	54,628	663,184

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	4,013	118,464

Food-Confectionery - 0.1%

Simply Good Foods Co.†	33,372	682,791
Tootsie Roll Industries, Inc.#	9,053	336,681

		1,019,472

Food-Dairy Products - 0.0%

Dean Foods Co.	50,484	202,441

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,580	112,306

Food-Misc./Diversified - 0.6%

B&G Foods, Inc.#	36,374	895,528
Cal-Maine Foods, Inc.	17,263	761,298
Darling Ingredients, Inc.†	90,715	1,993,916
J&J Snack Foods Corp.	8,319	1,291,774
John B. Sanfilippo & Son, Inc.	4,752	330,169
Lancaster Colony Corp.	10,456	1,639,187

		6,911,872

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,805	242,892
Smart & Final Stores, Inc.†	12,756	79,087
Village Super Market, Inc., Class A	4,548	139,396
Weis Markets, Inc.	5,283	265,788

		727,163

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,775	747,016
Chefs’ Warehouse, Inc.†	12,031	385,112
Fresh Del Monte Produce, Inc.	16,842	466,186
Performance Food Group Co.†	56,377	2,172,206
SpartanNash Co.	19,710	374,096
United Natural Foods, Inc.†#	28,400	426,284

		4,570,900

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	36,637	940,838
Rocky Brands, Inc.	3,781	113,241
Steven Madden, Ltd.	48,213	1,590,547
Weyco Group, Inc.	3,377	102,391
Wolverine World Wide, Inc.	51,108	1,827,622

		4,574,639

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	9,741	204,659
Matthews International Corp., Class A	17,268	686,748

		891,407

Gambling (Non-Hotel) - 0.1%

Golden Entertainment, Inc.†#	10,054	183,184
Monarch Casino & Resort, Inc.†	6,257	274,369
Red Rock Resorts, Inc., Class A	38,475	1,081,917

		1,539,470

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	8,755	788,038
New Jersey Resources Corp.	48,279	2,336,704
Northwest Natural Holding Co.	15,840	1,017,245
ONE Gas, Inc.	28,852	2,494,255
RGC Resources, Inc.	4,091	112,748
South Jersey Industries, Inc.#	47,489	1,374,806
Southwest Gas Holdings, Inc.	27,152	2,224,835
Spire, Inc.	27,275	2,163,453

		12,512,084

Gold Mining - 0.0%

Gold Resource Corp.	29,132	136,629

Golf - 0.1%

Acushnet Holdings Corp.	19,155	477,151
Callaway Golf Co.	52,008	895,058
Drive Shack, Inc.†	33,459	147,554

		1,519,763

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	8,197	198,039
US Ecology, Inc.	12,126	695,790

		893,829

Health Care Cost Containment - 0.2%

CorVel Corp.†	5,024	338,115
HealthEquity, Inc.†#	29,964	2,411,503

		2,749,618

Healthcare Safety Devices - 0.2%

Tandem Diabetes Care, Inc.†	28,214	1,849,992

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	13,236	265,779
Flexsteel Industries, Inc.	4,058	101,004
Hooker Furniture Corp.	6,404	201,086
Purple Innovation, Inc.†	2,413	13,585
Sleep Number Corp.†	18,065	788,537

		1,369,991

Hotels/Motels - 0.2%

BBX Capital Corp.	36,317	222,260
Belmond, Ltd., Class A†	49,582	1,232,113
Bluegreen Vacations Corp.	4,125	53,996
Marcus Corp.	10,672	452,386
Red Lion Hotels Corp.†	8,799	70,216
St. Joe Co.†#	19,298	299,891

		2,330,862

Housewares - 0.1%

Lifetime Brands, Inc.	6,515	68,147
Tupperware Brands Corp.	26,986	812,548

		880,695

Human Resources - 1.1%

AMN Healthcare Services, Inc.†	25,588	1,279,656
ASGN, Inc.†	28,083	1,808,826
Barrett Business Services, Inc.	3,931	308,741
BG Staffing, Inc.	4,647	115,943
Cross Country Healthcare, Inc.†	19,636	171,619
Heidrick & Struggles International, Inc.	10,335	445,542
Insperity, Inc.	21,212	2,678,439
Kforce, Inc.	12,756	472,099
Korn Ferry	31,771	1,550,107
Paylocity Holding Corp.†	16,036	1,404,272
Resources Connection, Inc.	16,493	286,483
TriNet Group, Inc.†	24,140	1,479,541
TrueBlue, Inc.†	22,287	513,047
Willdan Group, Inc.†#	5,365	203,226

		12,717,541

Identification Systems - 0.1%

Brady Corp., Class A	26,374	1,247,754

Import/Export - 0.0%

Castle Brands, Inc.†#	51,023	44,900

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	19,276	284,514
Clearway Energy, Inc., Class C	40,714	610,303

		894,817

Industrial Audio & Video Products - 0.0%

GoPro, Inc., Class A†#	63,589	370,724
Turtle Beach Corp.†#	4,349	66,931

		437,655

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,440	147,507
Ichor Holdings, Ltd.†#	12,476	261,622

		409,129

Instruments-Controls - 0.4%

Allied Motion Technologies, Inc.	3,867	161,060
Control4 Corp.†	14,400	259,344
Watts Water Technologies, Inc., Class A	15,377	1,238,464
Woodward, Inc.	29,664	2,857,830

		4,516,698

Instruments-Scientific - 0.0%

Fluidigm Corp.†	14,527	160,669

Insurance Brokers - 0.1%

Crawford & Co., Class B	6,467	66,481
eHealth, Inc.†	10,379	554,342
Goosehead Insurance, Inc., Class A†#	5,399	170,339

		791,162

Insurance-Life/Health - 0.7%

American Equity Investment Life Holding Co.	49,576	1,569,080
CNO Financial Group, Inc.	90,952	1,548,913
FBL Financial Group, Inc., Class A	5,473	382,398
FGL Holdings†	81,107	673,188
Health Insurance Innovations, Inc., Class A†#	7,151	266,089
Independence Holding Co.	2,583	98,645
National Western Life Group, Inc., Class A	1,262	388,696
Primerica, Inc.	23,871	2,984,830
Tiptree, Inc.	14,685	90,019
Trupanion, Inc.†#	13,945	423,231

		8,425,089

Insurance-Multi-line - 0.4%

Citizens, Inc.†#	27,381	187,012
Genworth Financial, Inc., Class A†	279,039	1,079,881
Horace Mann Educators Corp.	22,773	892,474
Kemper Corp.	29,183	2,425,107
United Fire Group, Inc.	11,641	567,383

		5,151,857

Insurance-Property/Casualty - 1.2%

Ambac Financial Group, Inc.†	25,068	495,594
AMERISAFE, Inc.	10,571	667,136
Donegal Group, Inc., Class A	5,186	69,855
Employers Holdings, Inc.	17,839	743,173
Enstar Group, Ltd.†	6,665	1,189,036
FedNat Holding Co.	6,360	116,070
Hallmark Financial Services, Inc.†	7,214	75,386
HCI Group, Inc.	4,049	186,902
Heritage Insurance Holdings, Inc.	11,083	165,358
Investors Title Co.	763	130,023
James River Group Holdings, Ltd.	14,356	589,888
Kingstone Cos., Inc.	5,133	86,286
Kinsale Capital Group, Inc.	10,802	721,142
National General Holdings Corp.	35,771	923,250
Navigators Group, Inc.	11,463	799,888
NI Holdings, Inc.†	5,373	81,079
ProAssurance Corp.	29,382	1,192,909
Protective Insurance Corp., Class B	5,304	111,967
RLI Corp.	21,707	1,530,778
Safety Insurance Group, Inc.	8,117	725,173
Selective Insurance Group, Inc.	32,123	2,118,833
State Auto Financial Corp.	9,243	311,212
Stewart Information Services Corp.	12,951	555,986
United Insurance Holdings Corp.	11,372	186,273
Universal Insurance Holdings, Inc.	17,510	683,590

		14,456,787

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	17,940	1,247,010
EMC Insurance Group, Inc.	5,114	163,290
Essent Group, Ltd.†	53,157	2,293,193
Global Indemnity, Ltd.	4,650	179,397
Greenlight Capital Re, Ltd., Class A†#	15,906	177,988
Maiden Holdings, Ltd.	37,706	46,378
Third Point Reinsurance, Ltd.†	41,128	439,658

		4,546,914

Internet Application Software - 0.1%

Anaplan, Inc.†#	9,955	373,412
Tucows, Inc., Class A†	5,264	408,118
VirnetX Holding Corp.†#	30,431	185,325

		966,855

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	22,704	507,889
Cogent Communications Holdings, Inc.	23,178	1,129,000
Internap Corp.†#	13,415	72,575

		1,709,464

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	60,464	176,555

Internet Content-Information/News - 0.2%

HealthStream, Inc.†	14,335	398,513
LiveXLive Media, Inc.†	16,295	96,955
TechTarget, Inc.†	11,244	186,426
Yelp, Inc.†	44,892	1,672,676

		2,354,570

Internet Security - 0.2%

Zix Corp.†	28,913	261,085
Zscaler, Inc.†#	33,643	1,671,384

		1,932,469

Investment Companies - 0.1%

B. Riley Financial, Inc.	11,320	192,893
BrightSphere Investment Group PLC	44,533	630,142
PDL Community Bancorp†	4,863	63,656

		886,691

Investment Management/Advisor Services - 0.8%

Altisource Portfolio Solutions SA†#	5,448	136,581
Artisan Partners Asset Management, Inc., Class A	26,590	699,317
Ashford, Inc.†#	366	22,388
Associated Capital Group, Inc., Class A#	1,291	54,906
Blucora, Inc.†	26,337	708,202
Boston Private Financial Holdings, Inc.	46,113	548,283
Cohen & Steers, Inc.	12,347	515,611
Columbia Financial, Inc.†#	27,490	440,665
Federated Investors, Inc., Class B	53,606	1,594,778
Focus Financial Partners, Inc. Class A†	10,415	394,208
FRP Holdings, Inc.†	3,916	200,695
GAMCO Investors, Inc., Class A	2,606	53,371
Hamilton Lane, Inc., Class A#	9,237	431,183
Pzena Investment Management, Inc., Class A	9,675	96,363
Silvercrest Asset Management Group, Inc., Class A	4,604	69,014
Stifel Financial Corp.	38,409	2,090,602
Virtus Investment Partners, Inc.#	3,836	392,461
Waddell & Reed Financial, Inc., Class A	43,045	796,763
Westwood Holdings Group, Inc.	4,584	177,172
WisdomTree Investments, Inc.	64,719	503,514

		9,926,077

Lasers-System/Components - 0.1%

II-VI, Inc.†	34,779	1,477,412

Leisure Products - 0.0%

Escalade, Inc.	5,895	71,919
Johnson Outdoors, Inc., Class A	2,698	177,097
Marine Products Corp.	4,160	58,905

		307,921

Linen Supply & Related Items - 0.1%

UniFirst Corp.	8,444	1,214,416

Machine Tools & Related Products - 0.2%

Kennametal, Inc.	45,089	1,699,405
Milacron Holdings Corp.†	38,377	536,894

		2,236,299

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	12,519	477,725
Hyster-Yale Materials Handling, Inc.	5,737	388,165

		865,890

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†#	17,734	11,367
Franklin Electric Co., Inc.	25,670	1,365,901

		1,377,268

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,332	512,085
Lindsay Corp.	5,938	549,087

		1,061,172

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	15,892	1,232,424
Applied Industrial Technologies, Inc.	21,120	1,227,917
Chart Industries, Inc.†	17,049	1,505,086
DXP Enterprises, Inc.†	8,811	311,645
Gencor Industries, Inc.†	4,870	64,820
Kadant, Inc.	6,052	529,247
Manitex International, Inc.†	8,042	61,441
Manitowoc Co, Inc.†#	19,551	351,722
Tennant Co.	9,880	624,416
Twin Disc, Inc.†	5,217	92,289

		6,001,007

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,357	462,770

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†#	9,361	28,457

Machinery-Pumps - 0.4%

Cactus, Inc., Class A†	21,025	762,366
CSW Industrials, Inc.†	8,595	488,024
Gorman-Rupp Co.	9,765	330,155
Mueller Water Products, Inc., Class A	85,611	893,779
NN, Inc.#	23,304	230,943
SPX Corp.†	23,828	866,386
SPX FLOW, Inc.†	23,329	805,317

		4,376,970

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	9,138	125,373

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	20,553	469,636

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†	96,442	1,033,858
Castlight Health, Inc., Class B†#	43,457	138,628
Computer Programs & Systems, Inc.	6,374	209,960
Inovalon Holdings, Inc., Class A†#	38,121	500,910
Medidata Solutions, Inc.†#	31,952	2,397,039
NantHealth, Inc.†#	11,312	7,749
NextGen Healthcare, Inc.†	29,857	522,497
Tabula Rasa HealthCare, Inc.†#	9,796	539,857

		5,350,498

Medical Instruments - 0.5%

AngioDynamics, Inc.†	20,163	451,853
Endologix, Inc.†	56,658	29,524
LivaNova PLC†	26,948	2,511,554
Natus Medical, Inc.†	18,092	499,882
NuVasive, Inc.†	28,455	1,675,999
TransEnterix, Inc.†#	88,412	220,146

		5,388,958

Medical Labs & Testing Services - 0.5%

Cellular Biomedicine Group, Inc.†	6,420	122,750
Invitae Corp.†	36,301	730,376
Medpace Holdings, Inc.†	12,025	660,774
Miragen Therapeutics, Inc.†#	14,383	40,272
Natera, Inc.†	18,214	288,510
Neuronetics, Inc.†#	3,533	61,651
R1 RCM, Inc.†	56,958	563,315
SI-BONE, Inc.†#	4,624	95,809
Syneos Health, Inc.†	34,318	1,433,463
Teladoc Health, Inc.†#	37,083	2,386,662
Vapotherm, Inc.†#	2,569	49,941

		6,433,523

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,517	128,691

Medical Products - 2.1%

Accuray, Inc.†	46,274	223,041
AtriCure, Inc.†	20,399	651,544
Atrion Corp.	789	620,446
Avanos Medical, Inc.†	25,943	1,221,396
AxoGen, Inc.†#	18,763	346,365
Axonics Modulation Technologies, Inc.†	3,835	81,532
Cardiovascular Systems, Inc.†	18,745	663,011
Cerus Corp.†	73,438	478,081
CryoLife, Inc.†	19,682	582,194
CytoSorbents Corp.†#	16,457	132,973
FONAR Corp.†	3,407	73,762
Glaukos Corp.†	18,854	1,398,401
Globus Medical, Inc., Class A†	40,237	1,959,140
Haemonetics Corp.†	28,756	2,498,034
Inogen, Inc.†#	9,897	1,063,532
Inspire Medical Systems, Inc.†	6,575	407,650
Integer Holdings Corp.†	17,219	1,566,240
Intersect ENT, Inc.†	16,564	563,010
Invacare Corp.#	18,232	177,397
iRadimed Corp.†	1,937	48,425
iRhythm Technologies, Inc.†	13,343	1,278,126
LeMaitre Vascular, Inc.	8,838	264,433
Luminex Corp.#	22,944	584,613
NanoString Technologies, Inc.†	13,917	354,466
Nevro Corp.†	16,107	742,049
Novocure, Ltd.†	40,721	2,187,125
Nuvectra Corp.†	9,576	120,370
Orthofix Medical, Inc.†	9,676	591,204
OrthoPediatrics Corp.†	3,832	157,534
Pulse Biosciences, Inc.†#	5,880	104,840
Rockwell Medical, Inc.†#	26,289	122,244
SeaSpine Holdings Corp.†	8,195	125,711
Sientra, Inc.†	12,841	142,150
Surmodics, Inc.†	7,175	418,661
T2 Biosystems, Inc.†#	17,186	74,587
Tactile Systems Technology, Inc.†#	9,727	739,349
Wright Medical Group NV†#	68,805	2,154,285

		24,917,921

Medical-Biomedical/Gene - 4.6%

Abeona Therapeutics, Inc.†#	17,295	121,411
ACADIA Pharmaceuticals, Inc.†#	54,459	1,443,163
Acceleron Pharma, Inc.†#	21,412	942,984
Achillion Pharmaceuticals, Inc.†	75,236	188,842
Acorda Therapeutics, Inc.†	24,118	355,499
ADMA Biologics, Inc.†#	10,703	43,775
Aduro Biotech, Inc.†	35,496	152,633
Adverum Biotechnologies, Inc.†#	30,124	122,002
Agenus, Inc.†#	48,187	148,898
AgeX Therapeutics, Inc.†#	4,954	21,055
Albireo Pharma, Inc.†	5,040	141,725
Alder Biopharmaceuticals, Inc.†#	32,237	413,278
Aldeyra Therapeutics, Inc.†	11,690	94,455
Allakos, Inc.†#	4,645	185,614
Allena Pharmaceuticals, Inc.†	6,415	46,316
Allogene Therapeutics, Inc.†#(2)	11,832	374,956
AMAG Pharmaceuticals, Inc.†#	18,990	282,761
Amicus Therapeutics, Inc.†#	104,742	1,267,378
AnaptysBio, Inc.†#	11,687	804,884
ANI Pharmaceuticals, Inc.†	4,420	290,792
Aptinyx, Inc.†#	7,366	39,040
Aratana Therapeutics, Inc.†	25,648	103,105
Arbutus Biopharma Corp.†	19,537	85,767
Arcus Biosciences, Inc.†	17,366	204,745
Ardelyx, Inc.†	24,188	67,968
Arena Pharmaceuticals, Inc.†	27,468	1,371,203
ArQule, Inc.†#	59,999	196,197
Arrowhead Pharmaceuticals, Inc.†#	48,162	940,122
Arsanis, Inc.†	2,878	7,943
Assembly Biosciences, Inc.†	11,631	248,787
Atara Biotherapeutics, Inc.†#	23,210	831,150
Audentes Therapeutics, Inc.†	20,582	630,221
AVEO Pharmaceuticals, Inc.†#	59,304	31,995
Avid Bioservices, Inc.†	28,040	109,076
Avrobio, Inc.†	3,371	56,161
BioCryst Pharmaceuticals, Inc.†#	60,375	498,698
Biohaven Pharmaceutical Holding Co., Ltd.†#	15,721	691,410
BioTime, Inc.†#	49,549	59,459
Blueprint Medicines Corp.†	22,879	1,880,425
Calithera Biosciences, Inc.†	17,189	95,399
Cambrex Corp.†	18,543	766,568
Cara Therapeutics, Inc.†#	18,025	307,326
CASI Pharmaceuticals, Inc.†#	27,612	90,567
ChemoCentryx, Inc.†	12,431	133,633
ChromaDex Corp.†#	21,295	74,320
Clearside Biomedical, Inc.†#	15,470	22,432
Cohbar, Inc.†#	13,120	41,722
Constellation Pharmaceuticals, Inc.†#	2,234	22,563
Crinetics Pharmaceuticals, Inc.†#	3,854	92,111
Cue Biopharma, Inc.†#	9,781	62,598
Cymabay Therapeutics, Inc.†	32,605	385,065
CytomX Therapeutics, Inc.†	24,628	276,326
Deciphera Pharmaceuticals, Inc.†	4,863	138,109
Denali Therapeutics, Inc.†#	25,214	548,657
Dicerna Pharmaceuticals, Inc.†	29,760	363,370
Dynavax Technologies Corp.†#	34,497	317,372
Editas Medicine, Inc.†#	25,579	527,695
Eidos Therapeutics, Inc.†#	4,014	74,139
ElectroCore LLC†#	3,339	29,183
Emergent BioSolutions, Inc.†	25,171	1,468,728
Enzo Biochem, Inc.†	24,368	82,364
Epizyme, Inc.†#	32,965	427,226
Equillium, Inc.†#	2,857	22,485
Esperion Therapeutics, Inc.†#	12,661	583,672
Evelo Biosciences, Inc.†#	7,629	67,059
Evolus, Inc.†#	5,151	136,192
Fate Therapeutics, Inc.†	33,562	527,259
FibroGen, Inc.†	42,085	2,432,513
Five Prime Therapeutics, Inc.†#	18,556	214,878
Fortress Biotech, Inc.†#	19,355	40,452
Forty Seven, Inc.†#	4,518	75,451
Geron Corp.†#	93,468	136,463
GlycoMimetics, Inc.†#	18,847	231,630
GTx, Inc.†#	2,803	2,800
Guardant Health, Inc.†#(2)	8,028	534,986

Halozyme Therapeutics, Inc.†	69,043	1,190,992
Harvard Bioscience, Inc.†	20,149	80,999
Helius Medical Technologies, Inc.†#	9,885	70,085
Homology Medicines, Inc.†#	9,505	280,207
Idera Pharmaceuticals, Inc.†	10,561	29,465
ImmunoGen, Inc.†	79,430	374,910
Immunomedics, Inc.†#	81,419	1,283,163
Innovate Biopharmaceuticals, Inc.†#	11,395	23,702
Innoviva, Inc.†	38,145	598,877
Inovio Pharmaceuticals, Inc.†#	45,880	167,921
Insmed, Inc.†#	42,373	1,256,359
Intercept Pharmaceuticals, Inc.†#	12,120	1,208,849
Intrexon Corp.†#	40,741	324,706
Iovance Biotherapeutics, Inc.†	58,582	601,637
Karyopharm Therapeutics, Inc.†#	26,824	110,783
Kezar Life Sciences, Inc.†#	2,848	57,957
Kindred Biosciences, Inc.†	17,158	185,650
Kiniksa Pharmaceuticals, Ltd., Class A†#	3,590	64,441
Lexicon Pharmaceuticals, Inc.†#	23,910	127,201
Ligand Pharmaceuticals, Inc.†#	11,576	1,436,350
Liquidia Technologies, Inc.†	2,699	54,034
LogicBio Therapeutics, Inc.†#	4,496	41,228
MacroGenics, Inc.†	21,691	433,820
Magenta Therapeutics, Inc.†#	2,141	28,069
Medicines Co.†#	38,090	939,680
MeiraGTx Holdings PLC†#	2,047	33,284
Menlo Therapeutics, Inc.†	5,325	45,316
Molecular Templates, Inc.†	6,742	33,440
Mustang Bio, Inc.†#	8,932	36,889
Myriad Genetics, Inc.†	38,823	1,204,678
NantKwest, Inc.†#	15,605	17,634
NeoGenomics, Inc.†	35,732	700,347
Neon Therapeutics, Inc.†#	3,491	21,749
NewLink Genetics Corp.†#	16,106	27,219
Novavax, Inc.†#	210,931	148,727
Nymox Pharmaceutical Corp.†#	17,916	38,878
Omeros Corp.†#	25,355	365,619
Organovo Holdings, Inc.†	63,121	66,908
Osmotica Pharmaceuticals PLC†	5,396	38,797
Ovid therapeutics, Inc.†	7,290	15,017
Pacific Biosciences of California, Inc.†#	75,715	553,477
Palatin Technologies, Inc.†#	112,140	110,794
PDL BioPharma, Inc.†	79,322	287,939
Pfenex, Inc.†	15,748	70,709
Pieris Pharmaceuticals, Inc.†	28,730	86,190
PolarityTE, Inc.†#	5,531	66,980
Prothena Corp. PLC†	22,232	297,909
PTC Therapeutics, Inc.†	25,052	865,296
Puma Biotechnology, Inc.†#	16,113	448,103
Radius Health, Inc.†#	22,391	424,533
REGENXBIO, Inc.†	17,750	918,207
Replimune Group, Inc.†#	4,137	56,760
resTORbio, Inc.†#	4,256	36,431
Retrophin, Inc.†	22,841	515,293
Rigel Pharmaceuticals, Inc.†	92,897	203,444
RTI Surgical, Inc.†	31,465	156,696
Rubius Therapeutics, Inc.†	6,733	106,920
Sangamo Therapeutics, Inc.†#	56,116	505,605
Savara, Inc.†	15,856	109,089
Scholar Rock Holding Corp.†#	3,443	64,109
Selecta Biosciences, Inc.†	9,961	19,822
Sienna Biopharmaceuticals, Inc.†#	8,531	21,754
Solid Biosciences, Inc.†#	6,744	72,093
Sorrento Therapeutics, Inc.†#	60,492	122,799
Spark Therapeutics, Inc.†#	17,403	1,971,760
Spectrum Pharmaceuticals, Inc.†	55,793	603,122
Stemline Therapeutics, Inc.†	15,644	171,615
Surface Oncology, Inc.†	6,254	26,454
Syndax Pharmaceuticals, Inc.†	7,754	47,842
Synlogic, Inc.†#	8,523	74,065
Theravance Biopharma, Inc.†#	23,951	581,291
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†	9,863	107,704
Translate Bio, Inc.†#	5,425	55,335
Twist Bioscience Corp.†#	2,793	60,804
Tyme Technologies, Inc.†#	57,529	139,795
Ultragenyx Pharmaceutical, Inc.†#	26,437	1,695,669
UNITY Biotechnology, Inc.†#	13,771	137,710
Veracyte, Inc.†	15,655	316,388
Verastem, Inc.†#	38,019	114,437
Vericel Corp.†	23,774	444,812
Viking Therapeutics, Inc.†#	33,185	279,086
WaVe Life Sciences, Ltd.†#	9,753	408,943
XOMA Corp.†#	3,521	49,505
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	72,802	214,766
Zomedica Pharmaceuticals Corp.†#	22,814	23,498

		54,262,775

Medical-Drugs - 2.5%

Achaogen, Inc.†	17,371	12,596
Aclaris Therapeutics, Inc.†#	19,589	126,937
Adamas Pharmaceuticals, Inc.†#	12,314	137,794
Aeglea BioTherapeutics, Inc.†	9,113	76,185
Aerie Pharmaceuticals, Inc.†#	19,683	918,606
Aimmune Therapeutics, Inc.†#	24,222	583,508
Akcea Therapeutics, Inc.†#	7,056	240,116
Akorn, Inc.†	51,669	209,259
Ampio Pharmaceuticals, Inc.†#	54,167	33,990
Apellis Pharmaceuticals, Inc.†	19,983	302,742
Aquestive Therapeutics, Inc.†#	2,890	23,265
Array BioPharma, Inc.†#	114,124	2,618,005
Athenex, Inc.†#	24,323	320,334
Athersys, Inc.†#	62,745	93,490
Bellicum Pharmaceuticals, Inc.†	22,285	71,535
BioSpecifics Technologies Corp.†	3,183	221,059
Catalyst Biosciences, Inc.†	6,575	56,019
Catalyst Pharmaceuticals, Inc.†#	53,371	155,310
Chimerix, Inc.†	24,385	49,502
Clovis Oncology, Inc.†#	26,345	797,727
Coherus Biosciences, Inc.†#	28,723	411,888
Collegium Pharmaceutical, Inc.†#	16,237	285,609
Concert Pharmaceuticals, Inc.†	11,781	178,953
Corbus Pharmaceuticals Holdings, Inc.†#	27,601	191,551
Corcept Therapeutics, Inc.†#	54,049	673,991
Corium International, Inc.†#(1)(2)	14,912	2,684
Corvus Pharmaceuticals, Inc.†#	7,673	37,137

CTI Biopharma Corp.†#	28,265	28,830
Cytokinetics, Inc.†	25,441	183,684
Dova Pharmaceuticals, Inc.†#	6,518	50,058
Durect Corp.†	86,729	68,507
Eagle Pharmaceuticals, Inc.†#	5,846	292,709
Eloxx Pharmaceuticals Inc†#	12,409	159,456
Enanta Pharmaceuticals, Inc.†	9,269	950,443
Global Blood Therapeutics, Inc.†#	27,648	1,451,520
Gritstone Oncology, Inc.†#	3,828	49,228
Horizon Pharma PLC†	92,931	2,695,928
Immune Design Corp.†	18,648	108,531
Insys Therapeutics, Inc.†#	14,874	93,557
Intellia Therapeutics, Inc.†#	18,384	279,988
Intra-Cellular Therapies, Inc.†	24,783	337,544
Ironwood Pharmaceuticals, Inc.†#	77,841	1,108,456
Jounce Therapeutics, Inc.†	8,724	38,822
Kadmon Holdings, Inc.†#	55,171	163,858
Kala Pharmaceuticals, Inc.†	8,715	73,119
Kura Oncology, Inc.†#	15,655	238,582
Lannett Co., Inc.†#	16,462	154,907
Madrigal Pharmaceuticals, Inc.†#	3,839	503,984
Mallinckrodt PLC†#	45,549	1,136,903
Marinus Pharmaceuticals, Inc.†#	20,145	69,097
MediciNova, Inc.†#	22,055	201,803
Melinta Therapeutics, Inc.†#	3,843	20,484
Minerva Neurosciences, Inc.†	16,937	134,310
MyoKardia, Inc.†#	18,825	844,301
Neos Therapeutics, Inc.†#	25,897	59,304
Ocular Therapeutix, Inc.†#	18,476	82,218
Odonate Therapeutics, Inc.†#	3,753	61,849
Optinose, Inc.†#	10,620	78,800
Pacira Pharmaceuticals, Inc.†	22,078	909,172
Paratek Pharmaceuticals, Inc.†#	17,426	112,921
Phibro Animal Health Corp., Class A	11,266	330,094
Prestige Consumer Healthcare, Inc.†#	28,791	842,425
Principia Biopharma, Inc.†	3,160	111,927
Progenics Pharmaceuticals, Inc.†#	46,679	206,321
Ra Pharmaceuticals, Inc.†#	7,993	154,025
Reata Pharmaceuticals, Inc., Class A†#	10,346	976,042
Rhythm Pharmaceuticals, Inc.†	8,422	241,543
Rocket Pharmaceuticals, Inc.†	11,548	201,051
scPharmaceuticals, Inc.†#	3,764	12,271
Seres Therapeutics, Inc.†#	11,393	69,839
SIGA Technologies, Inc.†#	28,724	194,749
Spero Therapeutics, Inc.†#	4,663	55,023
Spring Bank Pharmaceuticals, Inc.†#	7,665	79,716
Supernus Pharmaceuticals, Inc.†	27,095	1,106,560
Sutro Biopharma, Inc.†#	3,537	31,126
Synergy Pharmaceuticals, Inc.†#	137,535	11,030
Syros Pharmaceuticals, Inc.†	13,998	95,046
Tetraphase Pharmaceuticals, Inc.†	29,221	34,481
TG Therapeutics, Inc.†#	34,752	236,314
TherapeuticsMD, Inc.†#	101,088	578,223
Tricida, Inc.†#	6,459	149,397
Vanda Pharmaceuticals, Inc.†	28,412	575,059
Verrica Pharmaceuticals, Inc.†	3,211	36,349
Voyager Therapeutics, Inc.†	11,870	178,050
Zogenix, Inc.†#	23,223	1,224,549

		29,303,875

Medical-Generic Drugs - 0.3%

Amneal Pharmaceuticals, Inc.†#	48,097	650,753
Amphastar Pharmaceuticals, Inc.†	19,673	488,874
Arvinas, Inc.†#	4,300	83,248
Endo International PLC†	123,988	1,362,628
Kodiak Sciences, Inc.†	5,250	36,750
Momenta Pharmaceuticals, Inc.†	42,989	605,715
Teligent, Inc.†#	22,759	35,959
Unum Therapeutics, Inc.†	10,532	44,761
Y-mAbs Therapeutics, Inc.†#	3,854	83,439

		3,392,127

Medical-HMO - 0.1%

Magellan Health, Inc.†	13,622	927,794
Tivity Health, Inc.†	22,128	473,539
Triple-S Management Corp., Class B†	12,222	310,928

		1,712,261

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	47,407	234,665
Quorum Health Corp.†	16,207	45,217
Select Medical Holdings Corp.†	60,002	889,230
Surgery Partners, Inc.†#	10,300	128,956
Tenet Healthcare Corp.†	46,320	1,323,825

		2,621,893

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	27,550	1,362,348
Genesis Healthcare, Inc.†#	31,597	43,288
National HealthCare Corp.	6,713	546,505

		1,952,141

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	5,368	360,783
Amedisys, Inc.†	14,796	1,839,143
Civitas Solutions, Inc.†	8,889	157,869
LHC Group, Inc.†	16,315	1,789,592
Providence Service Corp.†	6,170	440,044

		4,587,431

Medical-Wholesale Drug Distribution - 0.0%

Diplomat Pharmacy, Inc.†#	31,411	202,601
Owens & Minor, Inc.#	33,799	210,906

		413,507

Metal Processors & Fabrication - 0.6%

AZZ, Inc.	14,327	659,329
CIRCOR International, Inc.†#	8,996	283,644
Global Brass & Copper Holdings, Inc.	12,039	406,316
Lawson Products, Inc.†	3,697	116,714
LB Foster Co., Class A†	5,515	95,465
Mueller Industries, Inc.	31,374	1,036,911
RBC Bearings, Inc.†	13,225	1,853,484
Rexnord Corp.†	57,859	1,543,099
Sun Hydraulics Corp.	16,006	761,565

		6,756,527

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	5,096	98,964

Worthington Industries, Inc.	23,239	913,525

		1,012,489

Metal Products-Fasteners - 0.1%

Eastern Co.	3,018	87,824
TriMas Corp.†	25,366	820,083

		907,907

Metal-Aluminum - 0.1%

Century Aluminum Co.†	27,641	238,542
Kaiser Aluminum Corp.	8,919	976,452

		1,214,994

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc.#	164,799	1,827,621

Miscellaneous Manufacturing - 0.3%

FreightCar America, Inc.†	6,608	51,212
Hillenbrand, Inc.	34,746	1,538,900
John Bean Technologies Corp.	17,327	1,623,540

		3,213,652

Motion Pictures & Services - 0.1%

Eros International PLC†#	19,792	190,201
IMAX Corp.†	29,681	679,992

		870,193

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	21,932	299,152

Multimedia - 0.1%

E.W. Scripps Co., Class A	25,240	533,826
Entravision Communications Corp., Class A	35,640	140,778
Liberty Media Corp. - Liberty Braves, Series A†	5,503	152,763
Liberty Media Corp. - Liberty Braves, Series C†	19,727	549,200
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,376,567

Networking Products - 0.2%

A10 Networks, Inc.†	28,847	201,352
Calix, Inc.†	24,749	202,942
Extreme Networks, Inc.†	64,799	532,648
Infinera Corp.†	83,470	426,532
NeoPhotonics Corp.†	19,446	155,568
NETGEAR, Inc.†	17,290	619,846

		2,138,888

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	5,016	117,324

Non-Ferrous Metals - 0.1%

Energy Fuels, Inc.†#	47,122	144,664
Materion Corp.	11,133	643,265
Uranium Energy Corp.†	96,391	121,453

		909,382

Non-Hazardous Waste Disposal - 0.3%

Advanced Disposal Services, Inc.†	40,107	1,063,638
Casella Waste Systems, Inc., Class A†	22,059	778,241
Charah Solutions, Inc.†	3,976	24,094
Covanta Holding Corp.	65,068	1,104,855

		2,970,828

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	104,136	748,738

Office Furnishings-Original - 0.4%

CompX International, Inc.	913	13,558
Herman Miller, Inc.	32,916	1,207,359
HNI Corp.	24,026	928,124
Interface, Inc.	32,687	580,194
Kimball International, Inc., Class B	20,010	313,957
Knoll, Inc.	26,797	567,025
Steelcase, Inc., Class A	46,957	822,217

		4,432,434

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	57,279	532,695

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.†#	35,865	342,511
Noble Corp. PLC†	136,526	410,943
Quintana Energy Services, Inc.†	3,444	19,528
Rowan Cos. PLC, Class A†#	70,546	797,875

		1,570,857

Oil Companies-Exploration & Production - 1.2%

Abraxas Petroleum Corp.†	87,965	109,956
Alta Mesa Resources, Inc., Class A†#	56,110	14,476
Approach Resources, Inc.†#	24,924	23,386
Berry Petroleum Corp.#	7,285	92,738
Bonanza Creek Energy, Inc.†	10,430	239,577
California Resources Corp.†#	25,008	591,439
Callon Petroleum Co.†#	126,383	966,830
Carrizo Oil & Gas, Inc.†	48,382	531,234
Denbury Resources, Inc.†#	254,401	488,450
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†	10,447	68,846
Eclipse Resources Corp.†#	48,700	56,979
EP Energy Corp., Class A†	22,905	12,256
Evolution Petroleum Corp.	14,094	99,645
Goodrich Petroleum Corp.†	4,907	63,644
Gulfport Energy Corp.†	96,678	740,553
Halcon Resources Corp.†#	73,850	110,775
HighPoint Resources Corp.†#	60,179	155,864
Isramco, Inc.†	409	46,401
Jagged Peak Energy, Inc.†#	35,529	336,460
Laredo Petroleum, Inc.†	86,085	295,272
Lilis Energy, Inc.†	24,611	44,300
Mammoth Energy Services, Inc.#	6,919	159,068
Matador Resources Co.†#	58,325	1,084,845
Midstates Petroleum Co., Inc.†	8,294	71,660
Northern Oil and Gas, Inc.†#	107,614	255,045
Oasis Petroleum, Inc.†	149,145	833,721
Panhandle Oil and Gas, Inc., Class A	8,723	143,232
PDC Energy, Inc.†	36,680	1,359,728
Penn Virginia Corp.†	6,868	368,537
Resolute Energy Corp.†#	12,085	373,547
Ring Energy, Inc.†	31,678	195,453

Rosehill Resources, Inc.†#	1,249	3,784
SandRidge Energy, Inc.†	16,963	131,803
SilverBow Resources, Inc.†	3,922	88,245
Southwestern Energy Co.†#	326,349	1,380,456
SRC Energy, Inc.†#	133,893	615,908
Talos Energy, Inc.†	11,150	250,317
Tellurian, Inc.†#	47,114	483,390
Ultra Petroleum Corp.†#	88,105	59,259
Unit Corp.†	28,965	450,406
W&T Offshore, Inc.†	51,458	268,096
Zion Oil & Gas, Inc.†#	30,160	14,872

		13,680,453

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†#	19,764	842,144
Exterran Corp.†	17,931	306,082
Flotek Industries, Inc.†#	30,450	97,440
Forum Energy Technologies, Inc.†	44,839	261,411
Natural Gas Services Group, Inc.†	6,906	127,623
Profire Energy, Inc.†	13,234	24,748
Smart Sand, Inc.†#	12,313	36,816
Thermon Group Holdings, Inc.†	17,933	446,173
US Silica Holdings, Inc.#	43,342	645,796

		2,788,233

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,197	47,569
CVR Energy, Inc.	10,108	409,778
Delek US Holdings, Inc.	45,107	1,595,886
Murphy USA, Inc.†	16,650	1,294,870
Par Pacific Holdings, Inc.†	17,212	290,883
Trecora Resources†	11,472	110,131

		3,749,117

Oil-Field Services - 0.9%

Archrock, Inc.	70,381	686,919
Basic Energy Services, Inc.†	10,617	51,280
Bristow Group, Inc.†#	18,205	21,482
C&J Energy Services, Inc.†	35,139	606,850
CARBO Ceramics, Inc.†	11,402	46,520
DMC Global, Inc.	7,901	371,189
Era Group, Inc.†	11,167	128,644
Frank’s International NV†#	40,514	253,618
FTS International, Inc.†#	18,005	185,271
Helix Energy Solutions Group, Inc.†	77,873	576,260
Independence Contract Drilling, Inc.†	26,970	83,607
ION Geophysical Corp.†	5,883	77,420
Keane Group, Inc.†	28,708	316,362
Key Energy Services, Inc.†#	5,656	14,479
KLX Energy Services Holdings, Inc.†	11,131	293,413
Liberty Oilfield Services, Inc., Class A#	24,510	401,474
Matrix Service Co.†	14,648	305,997
McDermott International, Inc.†#	99,297	842,039
MRC Global, Inc.†#	46,513	784,209
NCS Multistage Holdings, Inc.†#	5,411	29,815
Newpark Resources, Inc.†	49,333	436,104
Nine Energy Service, Inc.†	8,219	215,502
NOW, Inc.†	59,706	861,558
Nuverra Environmental Solutions, Inc.†	704	7,230
Oceaneering International, Inc.†	54,722	845,455
Oil States International, Inc.†	32,996	565,551
PHI, Inc.†#	6,485	20,168
Pioneer Energy Services Corp.†	42,213	74,717
ProPetro Holding Corp.†#	39,232	779,147
Select Energy Services, Inc., Class A†	24,987	251,869
Solaris Oilfield Infrastructure, Inc., Class A#	14,832	252,144
Superior Energy Services, Inc.†	84,882	397,248
TETRA Technologies, Inc.†	67,371	161,017

		10,944,558

Optical Supplies - 0.1%

STAAR Surgical Co.†	24,324	895,123

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	8,941	255,713
Neenah, Inc.	9,230	623,763
P.H. Glatfelter Co.	24,047	323,432
Schweitzer-Mauduit International, Inc.	17,003	655,636
Verso Corp., Class A†	19,079	374,902

		2,233,446

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†	19,425	604,506

Pharmacy Services - 0.0%

BioScrip, Inc.†	70,019	227,562

Photo Equipment & Supplies - 0.1%

Ambarella, Inc.†#	17,157	692,628

Physical Therapy/Rehabilitation Centers - 0.1%

AAC Holdings, Inc.†#	7,284	18,574
U.S. Physical Therapy, Inc.	6,899	760,546

		779,120

Physicians Practice Management - 0.0%

Apollo Medical Holdings, Inc.†	1,839	35,934

Pipelines - 0.1%

NextDecade Corp.†	4,329	15,498
SemGroup Corp., Class A	43,788	689,223

		704,721

Pollution Control - 0.0%

CECO Environmental Corp.†	16,785	127,902

Poultry - 0.1%

Sanderson Farms, Inc.#	11,300	1,301,760

Power Converter/Supply Equipment - 0.2%

Energous Corp.†#	12,888	74,235
Generac Holdings, Inc.†	33,569	1,730,818
Powell Industries, Inc.	4,892	156,984
SunPower Corp.†#	34,092	219,893
Vicor Corp.†	9,664	307,122

		2,489,052

Precious Metals - 0.1%

Coeur Mining, Inc.†#	102,655	490,691
Hecla Mining Co.#	253,623	608,695

		1,099,386

Printing-Commercial - 0.3%

Cimpress NV†	12,190	1,005,675
Deluxe Corp.	25,582	1,190,331

Ennis, Inc.	14,184	300,701
LSC Communications, Inc.	18,141	153,473
Quad/Graphics, Inc.#	17,292	252,290
RR Donnelley & Sons Co.	39,088	210,293

		3,112,763

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	69,348	1,441,051

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	57,267	452,982
Scholastic Corp.	15,754	666,552
Tribune Publishing Co.†	9,535	114,992

		1,234,526

Publishing-Newspapers - 0.3%

Gannett Co., Inc.	62,697	736,063
New York Times Co., Class A#	72,712	2,388,589

		3,124,652

Publishing-Periodicals - 0.1%

Meredith Corp.#	21,827	1,250,032
Value Line, Inc.	598	12,020

		1,262,052

Quarrying - 0.1%

Compass Minerals International, Inc.#	18,863	988,044

Racetracks - 0.3%

Churchill Downs, Inc.	19,554	1,834,165
Empire Resorts, Inc.†#	1,952	26,567
International Speedway Corp., Class A	13,406	579,809
Penn National Gaming, Inc.†	60,835	1,511,750
Speedway Motorsports, Inc.	6,338	111,929

		4,064,220

Radio - 0.0%

Beasley Broadcast Group, Inc., Class A	4,407	18,113
Entercom Communications Corp., Class A#	70,854	436,461
Saga Communications, Inc., Class A	2,112	70,963

		525,537

Real Estate Investment Trusts - 7.5%

Acadia Realty Trust	44,588	1,270,312
AG Mtg. Investment Trust, Inc.	15,550	276,479
Agree Realty Corp.	18,549	1,219,226
Alexander & Baldwin, Inc.†	37,798	866,708
Alexander’s, Inc.	1,178	449,654
American Assets Trust, Inc.	21,304	925,446
Americold Realty Trust#	47,769	1,373,359
Anworth Mtg. Asset Corp.	53,895	229,593
Apollo Commercial Real Estate Finance, Inc.#	68,260	1,239,602
Arbor Realty Trust, Inc.#	36,460	471,792
Ares Commercial Real Estate Corp.	14,827	226,260
Armada Hoffler Properties, Inc.	27,321	418,011
ARMOUR Residential REIT, Inc.	23,266	466,483
Ashford Hospitality Trust, Inc.	48,171	258,197
Blackstone Mtg. Trust, Inc., Class A#	61,887	2,133,864
Bluerock Residential Growth REIT, Inc.#	13,225	140,185
Braemar Hotels & Resorts, Inc.	16,189	210,781
BRT Apartments Corp.	4,994	66,420
Capstead Mtg. Corp.	50,091	415,755
CareTrust REIT, Inc.	46,076	1,029,338
CatchMark Timber Trust, Inc., Class A	27,180	259,569
CBL & Associates Properties, Inc.#	93,723	200,567
Cedar Realty Trust, Inc.	48,954	170,360
Chatham Lodging Trust	25,391	507,312
Cherry Hill Mtg. Investment Corp.#	8,763	162,466
Chesapeake Lodging Trust	32,833	988,930
City Office REIT, Inc.	21,491	236,401
Clipper Realty, Inc.	8,225	108,241
Colony Credit Real Estate, Inc.	46,478	810,112
Community Healthcare Trust, Inc.	9,643	344,159
CoreCivic, Inc.	65,741	1,392,394
CorEnergy Infrastructure Trust, Inc.#	6,582	239,980
CorePoint Lodging, Inc.	22,898	319,885
Cousins Properties, Inc.	232,760	2,215,875
DiamondRock Hospitality Co.	114,748	1,226,656
Dynex Capital, Inc.	32,017	195,304
Easterly Government Properties, Inc.#	33,505	602,420
EastGroup Properties, Inc.	19,471	2,057,306
Essential Properties Realty Trust, Inc.	19,700	334,309
Exantas Capital Corp.	16,801	182,291
Farmland Partners, Inc.#	16,669	85,679
First Industrial Realty Trust, Inc.	68,945	2,311,036
Four Corners Property Trust, Inc.	37,494	1,026,961
Franklin Street Properties Corp.	57,704	417,777
Front Yard Residential Corp.	27,295	303,793
GEO Group, Inc.	66,519	1,511,312
Getty Realty Corp.	18,127	597,285
Gladstone Commercial Corp.	15,869	327,536
Gladstone Land Corp.#	7,230	88,351
Global Medical REIT, Inc.	10,481	107,954
Global Net Lease, Inc.	40,161	716,472
Granite Point Mtg. Trust, Inc.	23,750	451,725
Great Ajax Corp.#	8,894	117,668
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,580	703,640
Healthcare Realty Trust, Inc.	68,632	2,172,203
Hersha Hospitality Trust	19,707	371,477
Independence Realty Trust, Inc.	48,279	500,170
Industrial Logistics Properties Trust	35,767	746,100
InfraREIT, Inc.†	24,471	522,456
Innovative Industrial Properties, Inc.#	5,120	404,429
Invesco Mtg. Capital, Inc.	62,189	990,049
Investors Real Estate Trust	6,637	400,742
iStar, Inc.#	36,018	315,157
Jernigan Capital, Inc.	9,948	213,385
Kite Realty Group Trust	45,797	720,845
KKR Real Estate Finance Trust, Inc.	11,889	242,179
Ladder Capital Corp.	51,498	944,988
Lexington Realty Trust	117,407	1,090,711
LTC Properties, Inc.	21,774	967,201
Mack-Cali Realty Corp.	50,080	1,052,181
MedEquities Realty Trust, Inc.	15,835	168,643
Monmouth Real Estate Investment Corp.	48,294	640,378
National Health Investors, Inc.	22,632	1,765,975
National Storage Affiliates Trust	31,334	887,379
New Senior Investment Group, Inc.	41,304	213,129

New York Mortgage Trust, Inc.#	86,062	516,372
NexPoint Residential Trust, Inc.	10,188	366,157
NorthStar Realty Europe Corp.#	24,726	443,584
Office Properties Income Trust	26,384	804,976
One Liberty Properties, Inc.	8,284	238,745
Orchid Island Capital, Inc.#	28,964	193,479
Pebblebrook Hotel Trust	75,526	2,417,587
Pennsylvania Real Estate Investment Trust#	38,078	234,180
PennyMac Mtg. Investment Trust	33,166	675,923
Physicians Realty Trust	101,109	1,827,040
Piedmont Office Realty Trust, Inc., Class A	70,928	1,451,896
PotlatchDeltic Corp.#	36,701	1,320,869
Preferred Apartment Communities, Inc., Class A	22,108	336,926
PS Business Parks, Inc.	11,020	1,621,813
QTS Realty Trust, Inc., Class A	28,199	1,176,744
Ready Capital Corp.	9,776	157,687
Redwood Trust, Inc.	45,484	695,905
Retail Opportunity Investments Corp.	62,180	1,067,631
Rexford Industrial Realty, Inc.	51,075	1,750,851
RLJ Lodging Trust	96,248	1,787,325
RPT Realty#	43,909	556,766
Ryman Hospitality Properties, Inc.	24,757	2,005,069
Sabra Health Care REIT, Inc.	98,473	1,784,331
Safehold, Inc.	4,377	83,820
Saul Centers, Inc.	6,529	369,998
Seritage Growth Properties, Class A#	18,079	798,188
Spirit MTA REIT	23,820	175,077
STAG Industrial, Inc.	54,164	1,499,259
Summit Hotel Properties, Inc.	57,236	651,918
Sunstone Hotel Investors, Inc.	126,317	1,901,071
Tanger Factory Outlet Centers, Inc.#	50,863	1,098,132
Terreno Realty Corp.	32,169	1,315,712
Tier REIT, Inc.	29,686	719,885
TPG RE Finance Trust, Inc.	19,453	389,449
UMH Properties, Inc.	18,683	255,583
Universal Health Realty Income Trust	7,094	528,290
Urban Edge Properties	60,553	1,175,939
Urstadt Biddle Properties, Inc., Class A	16,363	342,314
Washington Prime Group, Inc.#	103,454	597,964
Washington Real Estate Investment Trust	44,289	1,173,216
Western Asset Mtg. Capital Corp.#	25,885	259,627
Whitestone REIT	21,124	274,823
Xenia Hotels & Resorts, Inc.	62,368	1,218,047

		88,599,136

Real Estate Management/Services - 0.4%

Cushman & Wakefield PLC†	26,016	476,873
HFF, Inc., Class A	20,778	939,166
Marcus & Millichap, Inc.†	10,761	415,590
Maui Land & Pineapple Co., Inc.†	3,753	42,822
Newmark Group, Inc., Class A	82,673	765,552
RE/MAX Holdings, Inc., Class A	9,868	387,122
Redfin Corp.†#	43,819	875,065
RMR Group, Inc., Class A	3,897	278,830

		4,181,020

Real Estate Operations & Development - 0.1%

American Realty Investors, Inc.†#	1,144	14,529
Consolidated-Tomoka Land Co.	2,122	125,410
Forestar Group, Inc.†	5,836	99,037
Griffin Industrial Realty, Inc.	461	15,692
McGrath RentCorp	13,341	798,325
Stratus Properties, Inc.†	3,248	78,926
Transcontinental Realty Investors, Inc.†#	927	30,684
Trinity Place Holdings, Inc.†	9,707	39,508

		1,202,111

Recreational Centers - 0.2%

Planet Fitness, Inc., Class A†	48,953	2,877,458
Town Sports International Holdings, Inc.†	8,016	43,687

		2,921,145

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A#	17,937	231,387
Malibu Boats, Inc., Class A†	11,329	523,513
MasterCraft Boat Holdings, Inc.†	10,203	251,708

		1,006,608

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	38,318	2,080,284
Avis Budget Group, Inc.†	36,947	1,323,442
CAI International, Inc.†	9,526	224,433
Herc Holdings, Inc.†	13,291	584,804
Hertz Global Holdings, Inc.†#	30,344	579,570
Rent-A-Center, Inc.†	24,553	456,931
Textainer Group Holdings, Ltd.†	15,088	164,610

		5,414,074

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	21,535	2,096,217
SeaWorld Entertainment, Inc.†	30,390	829,343

		2,925,560

Retail-Apparel/Shoe - 0.8%

Abercrombie & Fitch Co., Class A	37,031	812,830
American Eagle Outfitters, Inc.	89,279	1,821,292
Ascena Retail Group, Inc.†	96,906	215,131
Boot Barn Holdings, Inc.†#	15,493	441,551
Buckle, Inc.#	15,940	305,889
Caleres, Inc.	23,295	724,475
Cato Corp., Class A	12,311	193,775
Chico’s FAS, Inc.	68,825	401,938
Children’s Place, Inc.#	8,812	842,075
DSW, Inc., Class A	38,014	1,125,595
Duluth Holdings, Inc., Class B†#	4,566	115,976
Express, Inc.†#	39,663	206,248
Francesca’s Holdings Corp.†#	19,274	16,140
Genesco, Inc.†	10,905	526,384
Guess?, Inc.	31,872	713,614
J. Jill, Inc.†	9,092	54,097
RTW RetailWinds, Inc.†	16,186	49,205
Shoe Carnival, Inc.#	5,874	224,034
Tailored Brands, Inc.#	27,490	356,270
Tilly’s, Inc., Class A	11,352	137,700

Vera Bradley, Inc.†	12,548	119,833
Winmark Corp.	1,378	237,361

		9,641,413

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,875	256,541

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†	3,243	264,629
Asbury Automotive Group, Inc.†	10,737	770,809
Carvana Co.†#	17,919	803,846
Group 1 Automotive, Inc.	10,216	635,231
Lithia Motors, Inc., Class A#	12,305	1,110,773
Rush Enterprises, Inc., Class A	16,634	697,297
Rush Enterprises, Inc., Class B	2,459	101,557
Sonic Automotive, Inc., Class A#	13,267	199,403

		4,583,545

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	74,437	1,245,331

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	21,248	146,399
Barnes & Noble, Inc.#	32,992	207,849

		354,248

Retail-Building Products - 0.3%

At Home Group, Inc.†#	24,843	608,157
Beacon Roofing Supply, Inc.†	37,735	1,368,648
BMC Stock Holdings, Inc.†	37,304	713,626
Foundation Building Materials, Inc.†	8,160	90,739
GMS, Inc.†	18,025	352,389
Tile Shop Holdings, Inc.	22,250	141,955

		3,275,514

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,385	256,932

Retail-Discount - 0.4%

Big Lots, Inc.	22,227	700,817
BJ’s Wholesale Club Holdings, Inc.†#	40,273	1,019,712
Citi Trends, Inc.	6,637	143,625
Ollie’s Bargain Outlet Holdings, Inc.†	27,514	2,427,285

		4,291,439

Retail-Drug Store - 0.0%

Rite Aid Corp.†#	582,478	431,034

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†#	15,749	185,996

Retail-Hair Salons - 0.0%

Regis Corp.†	18,761	339,386

Retail-Home Furnishings - 0.3%

Bassett Furniture Industries, Inc.	5,591	110,422
Haverty Furniture Cos., Inc.	10,276	250,324
Kirkland’s, Inc.†	8,577	100,179
La-Z-Boy, Inc.	25,837	889,051
Lovesac Co.†	3,148	95,290
Pier 1 Imports, Inc.†#	45,225	61,054
RH†	11,024	1,693,176

		3,199,496

Retail-Jewelry - 0.1%

Movado Group, Inc.	8,706	304,971
Signet Jewelers, Ltd.	28,740	807,882

		1,112,853

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	11,226	220,366
Party City Holdco, Inc.†#	31,368	326,541

		546,907

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	173,761	264,117

Retail-Misc./Diversified - 0.6%

Container Store Group, Inc.†	8,830	60,309
Five Below, Inc.†	30,238	3,639,143
Gaia, Inc.†#	6,228	69,255
GameStop Corp., Class A#	55,490	649,233
Hudson, Ltd., Class A†	22,015	328,024
PriceSmart, Inc.	12,240	791,438
Sally Beauty Holdings, Inc.†#	66,713	1,205,504

		6,742,906

Retail-Office Supplies - 0.1%

Office Depot, Inc.	301,520	1,046,274

Retail-Pawn Shops - 0.2%

EZCORP, Inc., Class A†	27,711	270,736
FirstCash, Inc.	24,056	2,108,749

		2,379,485

Retail-Pet Food & Supplies - 0.1%

Freshpet, Inc.†	14,522	598,597
PetIQ, Inc.†#	8,717	262,469
PetMed Express, Inc.	11,045	254,587

		1,115,653

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	37,083	1,026,828

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A	6,442	505,955

Retail-Restaurants - 1.4%

Biglari Holdings, Inc., Class A†	52	36,348
Biglari Holdings, Inc., Class B†	522	69,953
BJ’s Restaurants, Inc.	11,438	547,194
Bloomin’ Brands, Inc.	45,909	949,398
Brinker International, Inc.#	21,377	978,425
Cannae Holdings, Inc.†	38,157	874,558
Carrols Restaurant Group, Inc.†	19,223	205,494
Cheesecake Factory, Inc.#	23,403	1,106,962
Chuy’s Holdings, Inc.†	9,263	207,213
Cracker Barrel Old Country Store, Inc.	10,654	1,725,841
Dave & Buster’s Entertainment, Inc.	22,053	1,131,981
Del Frisco’s Restaurant Group, Inc.†	18,309	155,077
Del Taco Restaurants, Inc.†	16,886	174,601
Denny’s Corp.†	33,780	589,799
Dine Brands Global, Inc.#	9,273	919,882
El Pollo Loco Holdings, Inc.†	11,864	179,502
Fiesta Restaurant Group, Inc.†	13,142	198,050
Habit Restaurants, Inc., Class A†	11,287	127,205
J Alexander’s Holdings, Inc.†	7,108	64,896
Jack in the Box, Inc.	15,047	1,211,885
Noodles & Co.†	7,751	60,768

Papa John’s International, Inc.#	12,288	537,109
Potbelly Corp.†	12,669	106,673
Red Robin Gourmet Burgers, Inc.†	7,187	218,557
Ruth’s Hospitality Group, Inc.	15,984	406,313
Shake Shack, Inc., Class A†	13,646	752,440
Texas Roadhouse, Inc.	37,535	2,376,341
Wingstop, Inc.	16,073	1,070,623

		16,983,088

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	11,109	44,769
Hibbett Sports, Inc.†	10,499	194,652
Sportsman’s Warehouse Holdings, Inc.†#	20,553	129,278
Zumiez, Inc.†	10,273	253,743

		622,442

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	34,775	1,168,440

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A†#	45,443	135,420

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	103,468	699,444
Capital Senior Living Corp.†	13,615	68,075

		767,519

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	28,076	897,309

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	19,481	371,698
Proto Labs, Inc.†	15,000	1,694,850
Raven Industries, Inc.	19,840	792,013
Trinseo SA	23,712	1,190,105

		4,048,666

Satellite Telecom - 0.2%

Gogo, Inc.†#	31,926	146,540
Intelsat SA†#	30,836	742,531
Iridium Communications, Inc.†#	53,126	1,131,053
Loral Space & Communications, Inc.†	7,106	290,706

		2,310,830

Savings & Loans/Thrifts - 1.5%

Axos Financial, Inc.†#	32,754	1,057,299
Banc of California, Inc.#	23,811	412,407
BankFinancial Corp.	7,296	114,109
Beneficial Bancorp, Inc.	37,763	608,740
Berkshire Hills Bancorp, Inc.	22,537	705,859
Brookline Bancorp, Inc.	43,730	698,805
BSB Bancorp, Inc.†	4,660	164,498
Capitol Federal Financial, Inc.	71,313	953,455
Community Bankers Trust Corp.†	11,883	94,826
Dime Community Bancshares, Inc.	17,416	347,972
Entegra Financial Corp.†	3,716	89,295
ESSA Bancorp, Inc.	5,263	84,155
First Defiance Financial Corp.	11,037	341,485
First Financial Northwest, Inc.	4,614	74,839
First Savings Financial Group, Inc.#	1,009	52,791
Flushing Financial Corp.	15,172	352,142
FS Bancorp, Inc.	2,092	108,470
Greene County Bancorp, Inc.	1,681	52,952
Hingham Institution for Savings	734	143,717
Home Bancorp, Inc.	4,330	153,152
HomeTrust Bancshares, Inc.	9,692	263,913
Investors Bancorp, Inc.	133,926	1,683,450
Malvern Bancorp, Inc.†	4,180	86,777
Meridian Bancorp, Inc.	26,601	433,330
MutualFirst Financial, Inc.	3,234	101,677
Northfield Bancorp, Inc.	24,037	358,392
Northwest Bancshares, Inc.	52,952	984,907
OceanFirst Financial Corp.	26,285	662,382
Oconee Federal Financial Corp.	1,003	27,081
Oritani Financial Corp.	22,213	398,723
Pacific Premier Bancorp, Inc.	25,224	752,936
Provident Financial Services, Inc.	34,329	942,331
Prudential Bancorp, Inc.	4,913	89,269
Riverview Bancorp, Inc.	11,736	90,837
SI Financial Group, Inc.	6,138	90,535
Southern Missouri Bancorp, Inc.	3,926	142,043
Territorial Bancorp, Inc.	4,307	121,027
Timberland Bancorp, Inc.	3,610	110,466
United Community Financial Corp.	26,835	268,887
United Financial Bancorp, Inc.	28,066	435,865
Washington Federal, Inc.	46,212	1,417,784
Waterstone Financial, Inc.	14,103	237,495
WSFS Financial Corp.	16,688	722,257

		17,033,332

Schools - 0.7%

Adtalem Global Education, Inc.†	32,324	1,558,017
American Public Education, Inc.†	8,867	286,493
Career Education Corp.†	37,612	625,111
Chegg, Inc.†	60,009	2,378,157
K12, Inc.†	20,689	662,875
Laureate Education, Inc., Class A†	52,465	802,190
Strategic Education, Inc.	11,564	1,512,340

		7,825,183

Security Services - 0.2%

Brink’s Co.	27,826	2,196,028

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	11,680	42,165

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	33,263	1,334,844
Integrated Device Technology, Inc.†	71,751	3,467,726
MaxLinear, Inc.†#	35,026	880,554
Power Integrations, Inc.	15,854	1,158,293

		6,841,417

Semiconductor Equipment - 0.7%

ACM Research, Inc., Class A†#	4,628	52,528
Aquantia Corp.†	11,920	93,572
Axcelis Technologies, Inc.†	17,735	372,790
Brooks Automation, Inc.	38,466	1,235,143
Cabot Microelectronics Corp.	15,722	1,778,158
Cohu, Inc.	21,930	392,328
Entegris, Inc.#	78,568	2,775,807
FormFactor, Inc.†	40,923	648,630
Nanometrics, Inc.†	12,609	358,852
Ultra Clean Holdings, Inc.†#	21,268	226,504

Veeco Instruments, Inc.†	26,261	299,901

		8,234,213

Silver Mining - 0.0%

Pan American Silver Corp	33,162	443,038

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc.	20,031	509,188
Northwest Pipe Co.†	5,285	130,381
Omega Flex, Inc.#	1,611	119,053
TimkenSteel Corp.†#	22,133	275,777

		1,034,399

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	174,341	526,510
Carpenter Technology Corp.	25,817	1,211,850
Commercial Metals Co.	64,451	1,066,664
Ryerson Holding Corp.†	8,811	74,629
Schnitzer Steel Industries, Inc., Class A	14,497	352,277
Shiloh Industries, Inc.†	8,160	50,837

		3,282,767

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	69,487	1,989,413
Universal Stainless & Alloy Products, Inc.†	4,643	85,338

		2,074,751

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	24,591	885,522

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	16,935	354,280

Telecom Equipment-Fiber Optics - 0.7%

Acacia Communications, Inc.†	15,142	807,826
Ciena Corp.†	79,325	3,384,005
Clearfield, Inc.†	6,216	90,256
Finisar Corp.†	64,943	1,590,454
Harmonic, Inc.†	46,060	254,251
KVH Industries, Inc.†	8,954	101,717
Viavi Solutions, Inc.†	125,829	1,652,135

		7,880,644

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	38,830	385,582
Fusion Connect, Inc.†#	11,826	21,760
GTT Communications, Inc.†#	23,484	734,110
HC2 Holdings, Inc.†#	23,536	74,138
Ooma, Inc.†	10,268	167,471
ORBCOMM, Inc.†	40,486	285,426
RigNet, Inc.†	7,774	120,342
Spok Holdings, Inc.	10,129	139,881
Vonage Holdings Corp.†	122,378	1,258,046

		3,186,756

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	26,508	398,150
Aerohive Networks, Inc.†	18,367	92,753
Casa Systems, Inc.†	14,362	146,349
DASAN Zhone Solutions, Inc.†	3,250	44,948
Digi International, Inc.†	14,863	196,192
Plantronics, Inc.	18,351	921,954
Preformed Line Products Co.	1,695	101,191
Quantenna Communications, Inc.†	18,940	343,761

		2,245,298

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	25,381	246,196
Frontier Communications Corp.†#	57,733	176,086
Shenandoah Telecommunications Co.	25,837	1,148,196
Windstream Holdings, Inc.†#	22,573	9,029

		1,579,507

Television - 0.7%

Central European Media Enterprises, Ltd., Class A†#	48,295	169,515
Gray Television, Inc.†	44,216	968,773
Nexstar Media Group, Inc., Class A#	24,782	2,421,945
Sinclair Broadcast Group, Inc., Class A	37,414	1,350,645
TEGNA, Inc.	120,004	1,580,453
World Wrestling Entertainment, Inc., Class A#	23,812	1,993,064

		8,484,395

Textile-Apparel - 0.0%

Unifi, Inc.†	8,645	191,227

Textile-Products - 0.0%

Culp, Inc.	6,175	114,546

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	28,760	403,503
National CineMedia, Inc.	42,693	330,444
Reading International, Inc., Class A†	9,291	149,678

		883,625

Therapeutics - 0.4%

Akebia Therapeutics, Inc.†#	47,474	345,611
Anika Therapeutics, Inc.†	7,684	250,729
Fennec Pharmaceuticals, Inc.†#	6,420	42,693
Flexion Therapeutics, Inc.†#	18,585	256,845
G1 Therapeutics, Inc.†#	12,610	232,781
La Jolla Pharmaceutical Co.†#	11,865	67,630
MannKind Corp.†	77,504	138,732
Mersana Therapeutics, Inc.†#	6,968	38,394
Mirati Therapeutics, Inc.†#	11,162	812,593
Portola Pharmaceuticals, Inc.†#	36,028	1,106,420
Proteostasis Therapeutics, Inc.†#	18,973	78,169
Recro Pharma, Inc.†	9,754	83,787
Vital Therapies, Inc.†#	16,820	3,986
Xencor, Inc.†	25,853	784,380
Zafgen, Inc.†	16,867	75,395

		4,318,145

Tobacco - 0.2%

22nd Century Group, Inc.†#	64,293	154,946
Pyxus International, Inc.†	4,643	125,315
Turning Point Brands, Inc.#	4,378	179,016
Universal Corp.	13,671	811,237
Vector Group, Ltd.#	56,682	664,313

		1,934,827

Toys - 0.0%

Funko, Inc., Class A†#	5,810	115,561

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	40,800	176,664

Transactional Software - 0.2%

ACI Worldwide, Inc.†	63,505	2,023,904
InnerWorkings, Inc.†	23,821	115,532

		2,139,436

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	32,303	751,691
Atlas Air Worldwide Holdings, Inc.†	13,106	704,316

		1,456,007

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	20,805	1,653,998
General Finance Corp.†	6,108	65,966
Greenbrier Cos., Inc.	17,516	722,535
Willis Lease Finance Corp.†	1,708	71,838

		2,514,337

Transport-Marine - 0.4%

Ardmore Shipping Corp.†	18,485	104,071
Costamare, Inc.	26,993	140,364
DHT Holdings, Inc.	50,856	219,698
Dorian LPG, Ltd.†	15,336	90,482
Eagle Bulk Shipping, Inc.†	26,399	129,091
Frontline, Ltd.†#	42,565	273,267
GasLog, Ltd.	22,544	363,409
Genco Shipping & Trading, Ltd.†	5,402	43,972
Golar LNG, Ltd.#	52,364	1,080,793
International Seaways, Inc.†#	12,036	200,279
Nordic American Tankers, Ltd.#	77,622	176,202
Overseas Shipholding Group, Inc., Class A†	31,544	62,142
Safe Bulkers, Inc.†	28,142	42,213
Scorpio Bulkers, Inc.	32,202	136,536
Scorpio Tankers, Inc.#	25,278	465,368
SEACOR Holdings, Inc.†	9,473	423,064
Ship Finance International, Ltd.#	44,913	556,472
Teekay Corp.#	37,917	155,460
Teekay Tankers, Ltd., Class A#	105,782	113,187
Tidewater, Inc.†#	15,620	358,323

		5,134,393

Transport-Services - 0.3%

CryoPort, Inc.†#	14,281	164,231
Daseke, Inc.†	22,702	107,835
Echo Global Logistics, Inc.†	15,480	371,830
Forward Air Corp.	16,239	1,049,851
Hub Group, Inc., Class A†	18,087	777,379
Matson, Inc.	23,447	846,671
Park-Ohio Holdings Corp.	4,950	157,361
Radiant Logistics, Inc.†	21,535	137,609
Universal Logistics Holdings, Inc.	4,600	101,890

		3,714,657

Transport-Truck - 0.3%

ArcBest Corp.	14,207	494,830
Covenant Transportation Group, Inc., Class A†	6,826	155,701
Heartland Express, Inc.	25,870	519,728
Marten Transport, Ltd.	21,643	403,642
P.A.M. Transportation Services, Inc.†	1,185	60,032
Saia, Inc.†	14,186	938,546
US Xpress Enterprises, Inc. Class A†	11,597	101,474
USA Truck, Inc.†	4,380	75,336
Werner Enterprises, Inc.	26,057	899,748
YRC Worldwide, Inc.†	18,373	140,921

		3,789,958

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	40,192	606,497

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	10,672	115,791

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,686	301,478
Neogen Corp.†	27,826	1,724,099

		2,025,577

Virtual Reality Products - 0.0%

Vuzix Corp.†#	13,030	42,738

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†	4,993	70,901
Natural Health Trends Corp.#	4,075	51,834
Nature’s Sunshine Products, Inc.†	4,717	39,151
USANA Health Sciences, Inc.†	7,010	690,485

		852,371

Water - 0.4%

American States Water Co.	20,254	1,440,667
Artesian Resources Corp., Class A	4,388	172,185
California Water Service Group	26,580	1,382,692
Connecticut Water Service, Inc.	6,670	447,424
Consolidated Water Co., Ltd.	8,143	107,569
Global Water Resources, Inc.	5,985	56,917
Middlesex Water Co.	8,811	518,703
PICO Holdings, Inc.†	11,175	114,879
SJW Group	9,535	583,256
York Water Co.	7,126	259,743

		5,084,035

Water Treatment Systems - 0.1%

AquaVenture Holdings, Ltd.†	6,033	133,450
Energy Recovery, Inc.†#	19,940	159,919
Evoqua Water Technologies Corp.†#	41,889	568,852
Pure Cycle Corp.†	9,462	95,945

		958,166

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†	38,845	271,915
NIC, Inc.	35,618	608,712
Q2 Holdings, Inc.†	20,700	1,424,574

		2,305,201

Web Portals/ISP - 0.0%

Meet Group, Inc.†	38,553	231,318

Wire & Cable Products - 0.2%

Belden, Inc.#	22,367	1,382,057

Encore Wire Corp.	11,270	667,635
Insteel Industries, Inc.	10,085	229,433

		2,279,125

Wireless Equipment - 0.4%

CalAmp Corp.†	18,723	260,250
InterDigital, Inc.	19,153	1,335,539
Maxar Technologies, Inc.#	31,350	228,541
pdvWireless, Inc.†	5,180	203,470
Ribbon Communications, Inc.†	29,848	153,717
ViaSat, Inc.†#	30,643	2,315,079

		4,496,596

Wound, Burn & Skin Care - 0.0%

Dermira, Inc.†	19,266	160,871

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	21,124	664,139
ViewRay, Inc.†#	34,942	296,308

		960,447

Total Common Stocks (cost $870,102,045)		1,147,179,160

RIGHTS - 0.0%
Silver Mining - 0.0%

Pan American Silver Corp. CVR† Expires 02/22/2029 (cost $52,963)	171,891	36,097

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Emergent Capital, Inc.† Expires 10/01/2019 (Strike Price $10.75) (cost $0)	1,320	0

Total Long-Term Investment Securities (cost $870,155,008)		1,147,215,257

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)	28,758,086	28,758,086

U.S. Government Treasuries - 0.5%

United States Treasury Bills 2.37% due 03/28/2019(5)	$2,000,000	1,996,449
2.37% due 04/04/2019(5)	3,000,000	2,993,329
2.40% due 06/20/2019(5)	500,000	496,306
2.42% due 07/11/2019(5)	740,000	733,488

		6,219,572

Total Short-Term Investment Securities (cost $34,977,720)		34,977,658

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 2/28/2019, to be repurchased 3/01/2019 in the amount $21,900,304 collateralized by $20,975,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $22,341,773 (cost $21,900,000)	21,900,000	21,900,000

TOTAL INVESTMENTS (cost $927,032,728)	102.4%	1,204,092,915
Liabilities in excess of other assets	(2.4)	(28,297,188)

NET ASSETS	100.0%	$1,175,795,727

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $55,379 representing 0.0% of net assets.
(3)

At February 28, 2019, the Fund had loaned securities with a total value of $206,430,521. This was secured by collateral of $28,758,086, which was received in cash and subsequently invested in short-term investments currently valued at $28,758,086 as reported in the Portfolio of Investments. Additional collateral of $185,465,374 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$1,993,927
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	1,350,578
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	1,096,884
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	13,045,199
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	167,978,786

(4)	The rate shown is the 7-day yield as of February 28, 2019.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
376	Long	Russell 2000 Mini Index	March 2019	$27,838,791	$29,619,400	$1,780,609

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$1,634,417	$—	$4,492	$1,638,909
Finance-Commercial	286,506	—	9,679	296,185
Medical-Biomedical/Gene	54,260,346	—	2,429	54,262,775
Medical-Drugs	29,301,191	—	2,684	29,303,875
Metal-Diversified	—	—	0	0
Multimedia	1,376,567	—	0	1,376,567
Oil Companies - Exploration & Production	13,680,453	—	0	13,680,453
Wireless Equipment	4,268,055	228,541	—	4,496,596
Other Industries	1,042,123,800	—	—	1,042,123,800
Rights	—	—	36,097	36,097
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	28,758,086	—	—	28,758,086
U.S. Government Treasuries	—	6,219,572	—	6,219,572
Repurchase Agreements	—	21,900,000	—	21,900,000

Total Investment at Value	$1,175,689,421	$28,348,113	$55,381	$1,204,092,915

Other Financial Instruments:+ Futures Contracts	$1,780,609	$—	$—	$1,780,609

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 94.4%
Apparel Manufacturers - 0.5%

Delta Apparel, Inc.†	54,728	$1,293,770

Auto/Truck Parts & Equipment-Replacement - 1.1%

Douglas Dynamics, Inc.	66,990	2,825,638

Banks-Commercial - 11.2%

Associated Banc-Corp.	151,399	3,524,569
First Citizens BancShares, Inc., Class A	8,681	3,789,951
First Hawaiian, Inc.	96,308	2,596,464
Hancock Whitney Corp.	73,205	3,197,594
IBERIABANK Corp.	37,674	2,947,237
Renasant Corp.	99,665	3,815,176
South State Corp.	37,821	2,686,804
UMB Financial Corp.	81,234	5,589,711

		28,147,506

Batteries/Battery Systems - 1.1%

EnerSys	36,510	2,695,168

Beverages-Non-alcoholic - 1.0%

Cott Corp.	172,329	2,586,658

Building & Construction Products-Misc. - 1.8%

Simpson Manufacturing Co., Inc.	77,088	4,619,884

Building Products-Cement - 2.3%

Eagle Materials, Inc.	76,931	5,880,606

Building Products-Doors & Windows - 0.5%

Griffon Corp.	65,504	1,168,591

Chemicals-Diversified - 2.5%

Innospec, Inc.	76,244	6,241,334

Chemicals-Plastics - 0.8%

A. Schulman, Inc. CVR†(1)(2)	71,421	21,301
PolyOne Corp.	58,167	1,897,408

		1,918,709

Chemicals-Specialty - 1.5%

Ferro Corp.†	35,401	686,425
PQ Group Holdings, Inc.†	57,223	937,313
Sensient Technologies Corp.	33,096	2,141,311

		3,765,049

Commercial Services-Finance - 0.1%

Liberty Tax, Inc.	27,238	314,599

Computer Services - 1.5%

Conduent, Inc.†	51,123	747,418
MAXIMUS, Inc.	13,038	921,526
Sykes Enterprises, Inc.†	71,967	2,129,504

		3,798,448

Computer Software - 0.3%

Cision, Ltd.†	52,225	679,969

Computers-Integrated Systems - 0.5%

NCR Corp.†#	49,886	1,397,806

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	58,692	7,055

Consumer Products-Misc. - 4.7%

Central Garden & Pet Co.†#	71,552	2,238,146
Central Garden & Pet Co., Class A†	69,522	1,936,188
Helen of Troy, Ltd.†	24,945	2,796,584
Quanex Building Products Corp.	110,540	1,900,183
Spectrum Brands Holdings, Inc.#	56,100	3,038,937

		11,910,038

Containers-Metal/Glass - 1.6%

Silgan Holdings, Inc.	140,719	3,983,755

Diversified Operations/Commercial Services - 1.1%

Viad Corp.	50,051	2,897,953

E-Marketing/Info - 0.5%

New Media Investment Group, Inc.	92,642	1,233,991

Electric Products-Misc. - 1.5%

Novanta, Inc.†	47,657	3,895,007

Electric-Integrated - 2.5%

Hawaiian Electric Industries, Inc.	104,860	4,014,041
IDACORP, Inc.	23,780	2,340,190

		6,354,231

Electronic Components-Misc. - 2.3%

Atkore International Group, Inc.†	143,417	3,312,932
AVX Corp.	105,104	1,912,893
nVent Electric PLC	17,083	469,441

		5,695,266

Electronic Components-Semiconductors - 0.4%

DSP Group, Inc.†	67,589	927,997

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	19,446	1,144,203

Finance-Leasing Companies - 0.3%

Aircastle, Ltd.#	37,261	740,003

Food-Baking - 0.7%

Hostess Brands, Inc.†	143,166	1,738,035

Food-Misc./Diversified - 4.0%

J&J Snack Foods Corp.	23,897	3,710,726
Nomad Foods, Ltd.†	222,933	4,480,953
TreeHouse Foods, Inc.†	31,743	1,922,991

		10,114,670

Footwear & Related Apparel - 0.8%

Steven Madden, Ltd.	63,331	2,089,290

Human Resources - 0.7%

Korn Ferry	34,213	1,669,252

Identification Systems - 0.6%

Brady Corp., Class A	30,758	1,455,161

Insurance-Property/Casualty - 4.3%

Hanover Insurance Group, Inc.	19,496	2,314,370
ProAssurance Corp.	78,847	3,201,188
Stewart Information Services Corp.	67,405	2,893,697
White Mountains Insurance Group, Ltd.	2,481	2,330,627

		10,739,882

Investment Companies - 1.5%

Apollo Investment Corp.#	108,564	1,663,201
New Mountain Finance Corp.#	146,897	2,034,523

		3,697,724

Investment Management/Advisor Services - 2.0%

Artisan Partners Asset Management, Inc., Class A	109,929	2,891,133
Westwood Holdings Group, Inc.	56,250	2,174,062

		5,065,195

Lasers-System/Components - 0.3%

Coherent, Inc.†#	6,332	842,663

Machinery-Electrical - 2.1%

Franklin Electric Co., Inc.	98,709	5,252,306

Machinery-General Industrial - 0.9%

Kadant, Inc.	27,304	2,387,735

Machinery-Pumps - 2.0%

CSW Industrials, Inc.†	72,337	4,107,295
NN, Inc.#	97,543	966,651

		5,073,946

Medical Products - 0.6%

Avanos Medical, Inc.†	7,980	375,698
Hanger, Inc.†	63,176	1,277,419

		1,653,117

Medical-Biomedical/Gene - 0.5%

Innoviva, Inc.†	77,579	1,217,990

Medical-Drugs - 0.8%

Prestige Consumer Healthcare, Inc.†#	67,395	1,971,978

Metal Processors & Fabrication - 4.1%

Global Brass & Copper Holdings, Inc.	100,705	3,398,794
Mueller Industries, Inc.	206,814	6,835,202

		10,233,996

Miscellaneous Manufacturing - 1.1%

Hillenbrand, Inc.	65,216	2,888,417

Networking Products - 0.6%

NETGEAR, Inc.†	44,101	1,581,021

Office Supplies & Forms - 0.5%

ACCO Brands Corp.	150,742	1,401,901

Oil Companies-Exploration & Production - 2.0%

Berry Petroleum Corp.	57,121	727,150
Callon Petroleum Co.†#	101,801	778,778
Magnolia Oil & Gas Corp.†#	34,893	429,184
Penn Virginia Corp.†	22,335	1,198,496
QEP Resources, Inc.†	263,258	2,042,882

		5,176,490

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc.†	69,842	407,179

Oil-Field Services - 2.0%

C&J Energy Services, Inc.†	56,831	981,472
Oil States International, Inc.†	61,288	1,050,476
Patterson-UTI Energy, Inc.	180,596	2,394,703
TETRA Technologies, Inc.†	235,446	562,716

		4,989,367

Paper & Related Products - 3.4%

Neenah, Inc.	80,083	5,412,009
Schweitzer-Mauduit International, Inc.	80,501	3,104,119

		8,516,128

Printing-Commercial - 2.2%

Deluxe Corp.	61,904	2,880,393
Ennis, Inc.	128,159	2,716,971

		5,597,364

Publishing-Newspapers - 0.9%

A.H. Belo Corp., Class A	165,775	671,389
Gannett Co., Inc.#	128,075	1,503,600

		2,174,989

Quarrying - 0.3%

Compass Minerals International, Inc.#	13,124	687,435

Real Estate Investment Trusts - 3.7%

Acadia Realty Trust	61,003	1,737,975
Apollo Commercial Real Estate Finance, Inc.#	103,661	1,882,484
Invesco Mtg. Capital, Inc.	58,523	931,686
Pebblebrook Hotel Trust	69,520	2,225,335
Washington Real Estate Investment Trust	98,463	2,608,285

		9,385,765

Retail-Apparel/Shoe - 0.2%

Buckle, Inc.#	27,545	528,588
Christopher & Banks Corp.†#	162,490	92,636

		621,224

Retail-Restaurants - 6.0%

Denny’s Corp.†	314,543	5,491,921
Dine Brands Global, Inc.#	65,679	6,515,357
Wendy’s Co.	175,026	3,033,200

		15,040,478

Semiconductor Equipment - 2.1%

Brooks Automation, Inc.	31,482	1,010,887
Cabot Microelectronics Corp.	29,778	3,367,892
KLA-Tencor Corp.	7,057	814,955

		5,193,734

Textile-Products - 0.0%

Dixie Group, Inc.†	63,068	80,096

Traffic Management Sys - 0.1%

Arlo Technologies, Inc.†	30,654	132,732

Transactional Software - 0.2%

ACI Worldwide, Inc.†	12,407	395,411

Wire & Cable Products - 1.0%

Belden, Inc.#	40,523	2,503,916

Total Common Stocks
(cost $224,532,092)		238,099,821

PREFERRED SECURITIES - 0.4%
Investment Companies - 0.4%

Steel Partners Holdings LP Series A 6.00% (cost $657,047)	43,665	940,544

Total Long-Term Investment Securities
(cost $225,189,139)		239,040,365

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4) (cost $1,744,925)	1,744,925	1,744,925

TOTAL INVESTMENTS
(cost $226,934,064)	95.5%	240,785,290
Other assets less liabilities	4.5	11,286,005

NET ASSETS	100.0%	$252,071,295

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $21,301 representing 0.0% of net assets.
(3)

At February 28, 2019, the Fund had loaned securities with a total value of $25,872,843. This was secured by collateral of $1,744,925, which was received in cash and subsequently invested in short-term investments currently valued at $1,744,925 as reported in the Portfolio of Investments. Additional collateral of $24,698,788 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$440,430
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	298,323
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	242,286
United States Treasury Bills	0.00%	03/07/2019 to 07/18/2019	1,787,075
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	21,930,674

(4)	The rate shown is the 7-day yield as of February 28, 2019.

CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$1,897,408	$—	$21,301	$1,918,709
Other Industries	236,181,112	—	—	236,181,112
Preferred Secutities	940,544	—	—	940,544
Short-Term Investment Securities	1,744,925	—	—	1,744,925

Total Investments at Value	$240,763,989	$—	$21,301	$240,785,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Aerospace/Defense-Equipment - 1.6%

Aerojet Rocketdyne Holdings, Inc.†	18,479	$688,343
HEICO Corp., Class A	14,965	1,197,050

		1,885,393

Apparel Manufacturers - 0.8%

Canada Goose Holdings, Inc.†#	4,653	264,802
Carter’s, Inc.	7,650	745,416

		1,010,218

Applications Software - 2.3%

PTC, Inc.†	21,127	1,961,008
Tableau Software, Inc., Class A†	6,081	802,084

		2,763,092

Banks-Commercial - 3.9%

Amalgamated Bank, Class A	44,456	787,316
Eagle Bancorp, Inc.†#	32,019	1,895,204
First Republic Bank	3,451	362,286
Glacier Bancorp, Inc.	14,817	649,281
Signature Bank	7,180	974,757

		4,668,844

Beverages-Wine/Spirits - 1.6%

MGP Ingredients, Inc.#	22,910	1,875,183

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	15,163	714,481

Building-Maintenance & Services - 0.3%

Rollins, Inc.#	7,759	307,722

Building-Residential/Commercial - 0.3%

M/I Homes, Inc.†	15,462	402,630

Chemicals-Specialty - 1.1%

Ashland Global Holdings, Inc.	17,470	1,351,829

Coatings/Paint - 0.5%

RPM International, Inc.	10,046	581,362

Commercial Services - 0.6%

Healthcare Services Group, Inc.#	19,004	725,573

Commercial Services-Finance - 4.5%

Euronet Worldwide, Inc.†	7,203	967,507
Global Payments, Inc.	14,789	1,928,190
Green Dot Corp., Class A†	10,306	665,252
Total System Services, Inc.	18,615	1,757,256

		5,318,205

Computer Aided Design - 1.9%

Cadence Design Systems, Inc.†	38,753	2,218,609

Computer Data Security - 1.0%

ForeScout Technologies, Inc.†	28,879	1,199,634

Computer Software - 2.2%

InterXion Holding NV†#	25,239	1,653,155
Splunk, Inc.†	7,482	1,016,654

		2,669,809

Consulting Services - 0.5%

Gartner, Inc.†#	4,182	595,099

Decision Support Software - 0.5%

MSCI, Inc.	3,455	638,208

Diagnostic Kits - 1.0%

IDEXX Laboratories, Inc.†	5,423	1,144,416

Distribution/Wholesale - 0.5%

SiteOne Landscape Supply, Inc.†#	10,697	574,536

Diversified Manufacturing Operations - 0.3%

Standex International Corp.	4,554	373,473

Drug Delivery Systems - 0.8%

DexCom, Inc.†	7,239	1,008,610

E-Commerce/Services - 1.9%

GrubHub, Inc.†#	4,770	389,137
IAC/InterActiveCorp†	7,205	1,535,025
Upwork, Inc.†#	14,225	336,990

		2,261,152

Electronic Components-Misc. - 1.4%

nVent Electric PLC	17,739	487,468
Sensata Technologies Holding PLC†	22,605	1,146,751

		1,634,219

Electronic Components-Semiconductors - 0.8%

Advanced Micro Devices, Inc.†#	41,031	965,459

Electronic Measurement Instruments - 1.6%

Badger Meter, Inc.	21,283	1,252,292
Keysight Technologies, Inc.†	7,342	619,738

		1,872,030

Electronic Security Devices - 0.9%

Allegion PLC	11,965	1,076,371

Enterprise Software/Service - 4.9%

Black Knight, Inc.†	41,392	2,162,732
Coupa Software, Inc.†	10,209	961,586
Ultimate Software Group, Inc.†	5,966	1,977,729
Veeva Systems, Inc., Class A†	6,244	736,230

		5,838,277

Entertainment Software - 0.6%

Take-Two Interactive Software, Inc.†	8,536	744,851

Finance-Consumer Loans - 0.5%

SLM Corp.	50,839	561,771

Finance-Investment Banker/Broker - 2.1%

Evercore, Inc., Class A	10,024	923,210
Lazard, Ltd., Class A	41,956	1,570,413

		2,493,623

Finance-Other Services - 1.1%

Cboe Global Markets, Inc.	13,644	1,308,596

Food-Misc./Diversified - 0.5%

McCormick & Co., Inc.#	4,423	601,439

Hazardous Waste Disposal - 0.2%

US Ecology, Inc.	5,128	294,245

Health Care Cost Containment - 1.8%

HealthEquity, Inc.†#	26,709	2,149,540

Healthcare Safety Devices - 0.7%

Tandem Diabetes Care, Inc.†#	12,512	820,412

Hotels/Motels - 1.4%

Choice Hotels International, Inc.	20,890	1,667,858

Industrial Automated/Robotic - 1.4%

Cognex Corp.#	31,048	1,657,963

Instruments-Scientific - 0.5%

PerkinElmer, Inc.	6,027	567,502

Internet Application Software - 1.0%

Zendesk, Inc.†	14,334	1,132,673

Internet Security - 0.3%

Proofpoint, Inc.†	3,051	360,293

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.	4,566	500,479

Machinery-General Industrial - 1.7%

IDEX Corp.	6,910	995,731
Welbilt, Inc.†#	63,190	1,009,144

		2,004,875

Machinery-Pumps - 1.2%

Xylem, Inc.	19,157	1,447,311

Medical Instruments - 1.5%

Teleflex, Inc.	6,259	1,814,109

Medical Labs & Testing Services - 1.2%

Medpace Holdings, Inc.†	11,171	613,847
SI-BONE, Inc.†#	11,701	242,445
Teladoc Health, Inc.†#	9,315	599,513

		1,455,805

Medical Products - 3.0%

ABIOMED, Inc.†	1,351	451,909
Axonics Modulation Technologies, Inc.†#	18,967	403,238
Cooper Cos., Inc.	2,442	698,388
Glaukos Corp.†#	7,886	584,905
West Pharmaceutical Services, Inc.	13,469	1,410,878

		3,549,318

Medical-Biomedical/Gene - 6.8%

ACADIA Pharmaceuticals, Inc.†#	26,841	711,287
Alder Biopharmaceuticals, Inc.†#	65,876	844,530
Amarin Corp. PLC ADR†#	27,506	563,048
Aratana Therapeutics, Inc.†#	11,926	47,943
Bluebird Bio, Inc.†#	7,721	1,198,454
ElectroCore, Inc.†#	28,012	244,825
Evelo Biosciences, Inc.†#	14,274	125,468
Exelixis, Inc.†	43,875	982,361
Guardant Health, Inc.†#	11,305	753,365
Incyte Corp.†	11,505	992,076
Rigel Pharmaceuticals, Inc.†#	100,231	219,506
Stemline Therapeutics, Inc.†#	67,270	737,952
Synthorx, Inc.†	25,140	500,537
UNITY Biotechnology, Inc.†#	14,748	147,480

		8,068,832

Medical-Drugs - 2.3%

Alector, Inc.†#	21,052	412,409
Alkermes PLC†#	30,554	1,016,531
BioSpecifics Technologies Corp.†	4,972	345,305
Marinus Pharmaceuticals, Inc.†#	94,742	324,965
Moderna, Inc.†#	28,823	651,400

		2,750,610

Medical-Generic Drugs - 0.2%

Y-mAbs Therapeutics, Inc.†#	11,888	257,375

Metal Processors & Fabrication - 0.7%

RBC Bearings, Inc.†	5,618	787,363

Miscellaneous Manufacturing - 1.6%

Hillenbrand, Inc.	15,927	705,407
John Bean Technologies Corp.	12,514	1,172,562

		1,877,969

Office Supplies & Forms - 1.5%

Avery Dennison Corp.	16,454	1,777,690

Oil Companies-Exploration & Production - 0.4%

Centennial Resource Development, Inc., Class A†#	15,011	136,150
Diamondback Energy, Inc.	3,397	349,653

		485,803

Real Estate Investment Trusts - 0.8%

SBA Communications Corp.†	5,418	978,274

Real Estate Management/Services - 0.4%

HFF, Inc., Class A	10,790	487,708

Resort/Theme Parks - 1.1%

Vail Resorts, Inc.	6,026	1,255,758

Retail-Apparel/Shoe - 1.0%

Burlington Stores, Inc.†	6,657	1,129,959

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†	10,252	1,233,828

Retail-Restaurants - 3.4%

Domino’s Pizza, Inc.	4,306	1,080,548
Dunkin’ Brands Group, Inc.	14,140	1,010,303
Papa John’s International, Inc.#	14,481	632,964
Texas Roadhouse, Inc.	8,183	518,066
Wingstop, Inc.	11,915	793,658

		4,035,539

Schools - 1.8%

Bright Horizons Family Solutions, Inc.†	16,916	2,097,584

Semiconductor Components-Integrated Circuits - 1.3%

Marvell Technology Group, Ltd.	75,646	1,509,138

Semiconductor Equipment - 1.7%

Entegris, Inc.#	31,365	1,108,126
MKS Instruments, Inc.	10,476	868,146

		1,976,272

Shipbuilding - 0.8%

Huntington Ingalls Industries, Inc.	4,661	976,060

Telecom Equipment-Fiber Optics - 1.1%

Viavi Solutions, Inc.†	100,866	1,324,371

Telephone-Integrated - 0.2%

Zayo Group Holdings, Inc.†	11,144	276,371

Therapeutics - 2.8%

Agios Pharmaceuticals, Inc.†#	17,724	1,149,756
GW Pharmaceuticals PLC ADR†#	3,722	640,221
Proteostasis Therapeutics, Inc.†#	58,037	239,112
Sarepta Therapeutics, Inc.†#	9,044	1,304,507

		3,333,596

Transport-Truck - 1.0%

Old Dominion Freight Line, Inc.	8,106	1,222,142

Veterinary Diagnostics - 1.4%

Elanco Animal Health, Inc.†#	21,280	643,507
Heska Corp.†	3,018	246,842

Neogen Corp.†	11,639	721,153

		1,611,502

Water Treatment Systems - 0.3%

Evoqua Water Technologies Corp.†#	25,163	341,714

Web Hosting/Design - 3.2%

GoDaddy, Inc., Class A†	33,230	2,480,619
Wix.com, Ltd.†#	11,776	1,286,528

		3,767,147

Total Long-Term Investment Securities
(cost $98,531,083)		114,369,702

SHORT-TERM INVESTMENT SECURITIES - 7.6%
Registered Investment Companies - 7.6%

State Street Institutional U.S. Government Money Market Fund, Administration Class 2.10%(1)	4,952,980	4,952,980
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2)	4,088,070	4,088,070
Total Short-Term Investment Securities
(cost $9,041,050)		9,041,050

TOTAL INVESTMENTS
(cost $107,572,133)	103.8%	123,410,752
Liabilities in excess of other assets	(3.8)	(4,464,385)

NET ASSETS	100.0%	$118,946,367

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $24,625,065. This was secured by collateral of $4,088,070, which was received in cash and subsequently invested in short-term investments currently valued at $4,088,070 as reported in the Portfolio of Investments. Additional collateral of $21,251,912 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$527,416
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	357,243
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	290,138
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	1,178,044
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	18,899,071

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$114,369,702	$—	$—	$114,369,702
Short-Term Investment Securities	9,041,050	—	—	9,041,050

Total Investments at Value	$123,410,752	$—	$—	$123,410,752

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	80,463	$1,853,063
Omnicom Group, Inc.	46,916	3,551,541

		5,404,604

Aerospace/Defense - 2.0%

Boeing Co.	110,563	48,643,298
General Dynamics Corp.	58,278	9,920,081
Lockheed Martin Corp.	51,803	16,028,366
Northrop Grumman Corp.	36,347	10,539,176
Raytheon Co.	59,575	11,110,738
TransDigm Group, Inc.†	10,159	4,409,920

		100,651,579

Aerospace/Defense-Equipment - 0.6%

Arconic, Inc.	90,037	1,664,784
Harris Corp.	24,632	4,062,556
L3 Technologies, Inc.	16,475	3,488,581
United Technologies Corp.	169,902	21,351,585

		30,567,506

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	48,316	2,038,935
Mosaic Co.	74,241	2,321,516

		4,360,451

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	117,369	4,988,183

Airlines - 0.4%

Alaska Air Group, Inc.	25,813	1,592,662
American Airlines Group, Inc.	85,815	3,057,588
Delta Air Lines, Inc.	130,615	6,475,892
Southwest Airlines Co.	105,946	5,937,214
United Continental Holdings, Inc.†	47,913	4,207,241

		21,270,597

Apparel Manufacturers - 0.3%

Capri Holdings, Ltd.†	31,451	1,434,166
Hanesbrands, Inc.#	75,519	1,403,898
PVH Corp.	15,855	1,820,788
Ralph Lauren Corp.	11,421	1,429,567
Under Armour, Inc., Class A†#	39,277	885,696
Under Armour, Inc., Class C†#	40,269	808,602
VF Corp.	68,118	5,950,788

		13,733,505

Appliances - 0.0%

Whirlpool Corp.	13,358	1,890,291

Applications Software - 4.5%

Intuit, Inc.	54,333	13,427,314
Microsoft Corp.	1,618,029	181,267,789
salesforce.com, Inc.†	160,151	26,208,711

		220,903,814

Athletic Footwear - 0.5%

NIKE, Inc., Class B	266,513	22,848,160

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	817,932	7,173,263
General Motors Co.	274,791	10,848,749

		18,022,012

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	73,153	4,959,773

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	55,157	4,584,098
BorgWarner, Inc.	43,601	1,770,637

		6,354,735

Banks-Commercial - 0.6%

BB&T Corp.	161,327	8,222,837
Citizens Financial Group, Inc.	97,956	3,618,495
First Republic Bank	34,286	3,599,344
M&T Bank Corp.	29,384	5,085,195
Regions Financial Corp.	216,438	3,549,583
SVB Financial Group†	11,148	2,755,340
Zions Bancorp NA	40,233	2,055,906

		28,886,700

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp.	190,438	9,994,186
Northern Trust Corp.	46,348	4,319,634
State Street Corp.	79,455	5,710,431

		20,024,251

Banks-Super Regional - 1.9%

Comerica, Inc.	33,851	2,948,761
Fifth Third Bancorp	137,252	3,785,410
Huntington Bancshares, Inc.	222,228	3,202,305
KeyCorp	216,576	3,824,732
PNC Financial Services Group, Inc.	96,598	12,173,280
SunTrust Banks, Inc.	94,057	6,101,478
US Bancorp	318,026	16,438,764
Wells Fargo & Co.	886,905	44,247,690

		92,722,420

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	801,982	36,361,864
Monster Beverage Corp.†	83,348	5,320,103
PepsiCo, Inc.	295,508	34,172,545

		75,854,512

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	34,813	1,722,895
Constellation Brands, Inc., Class A	34,781	5,883,554

		7,606,449

Brewery - 0.1%

Molson Coors Brewing Co., Class B	39,211	2,417,750

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	32,814	948,325
Discovery, Inc., Class C†	75,416	2,055,086

		3,003,411

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	29,603	1,394,893

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	193,449	6,822,946

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	13,129	2,465,626
Vulcan Materials Co.	27,644	3,081,200

		5,546,826

Building Products-Wood - 0.1%

Masco Corp.	63,955	2,402,150

Building-Maintenance & Services - 0.0%

Rollins, Inc.	30,835	1,222,916

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	71,683	2,787,752
Lennar Corp., Class A	61,243	2,938,439
PulteGroup, Inc.	54,094	1,460,538

		7,186,729

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	36,901	12,727,524
Comcast Corp., Class A	950,450	36,753,902
DISH Network Corp., Class A†	47,991	1,560,187

		51,041,613

Casino Hotels - 0.1%

MGM Resorts International	104,849	2,804,711
Wynn Resorts, Ltd.	20,488	2,592,551

		5,397,262

Chemicals-Diversified - 0.9%

Celanese Corp.	28,002	2,864,324
DowDuPont, Inc.	480,294	25,566,050
Eastman Chemical Co.	29,317	2,424,223
FMC Corp.	28,190	2,523,005
LyondellBasell Industries NV, Class A	65,861	5,632,433
PPG Industries, Inc.	50,219	5,623,021

		44,633,056

Chemicals-Specialty - 0.1%

Albemarle Corp.#	22,234	2,029,742
International Flavors & Fragrances, Inc.	21,204	2,703,510

		4,733,252

Coatings/Paint - 0.2%

Sherwin-Williams Co.	17,248	7,471,834

Commercial Services - 0.3%

Cintas Corp.	18,126	3,744,832
Ecolab, Inc.	53,218	8,989,052
Nielsen Holdings PLC	74,315	1,947,053
Quanta Services, Inc.	30,571	1,089,550

		15,770,487

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	91,638	14,023,363
Equifax, Inc.	25,242	2,764,252
FleetCor Technologies, Inc.†	18,564	4,330,610
Global Payments, Inc.	33,122	4,318,446
H&R Block, Inc.#	43,027	1,039,102
IHS Markit, Ltd.†	75,091	3,992,589
Moody’s Corp.	34,897	6,041,369
PayPal Holdings, Inc.†	246,687	24,192,594
S&P Global, Inc.	52,525	10,524,434
Total System Services, Inc.	35,138	3,317,027

		74,543,786

Computer Aided Design - 0.4%

ANSYS, Inc.†	17,493	3,100,809
Autodesk, Inc.†	45,849	7,473,845
Cadence Design Systems, Inc.†	59,066	3,381,529
Synopsys, Inc.†	31,248	3,177,297

		17,133,480

Computer Data Security - 0.1%

Fortinet, Inc.†	30,317	2,631,212

Computer Services - 1.2%

Accenture PLC, Class A	133,448	21,535,838
Cognizant Technology Solutions Corp., Class A	121,218	8,604,054
DXC Technology Co.	58,641	3,862,096
International Business Machines Corp.	190,254	26,279,785

		60,281,773

Computer Software - 0.2%

Akamai Technologies, Inc.†	34,096	2,375,127
Citrix Systems, Inc.	26,801	2,827,506
Red Hat, Inc.†	37,004	6,756,930

		11,959,563

Computers - 3.5%

Apple, Inc.	943,766	163,413,083
Hewlett Packard Enterprise Co.	297,902	4,879,635
HP, Inc.	331,273	6,536,016

		174,828,734

Computers-Memory Devices - 0.2%

NetApp, Inc.	52,732	3,438,126
Seagate Technology PLC	54,523	2,538,591
Western Digital Corp.	60,590	3,047,677

		9,024,394

Consulting Services - 0.1%

Gartner, Inc.†#	19,028	2,707,685
Verisk Analytics, Inc.†	34,463	4,357,157

		7,064,842

Consumer Products-Misc. - 0.3%

Clorox Co.	26,724	4,223,194
Kimberly-Clark Corp.	72,497	8,469,824

		12,693,018

Containers-Metal/Glass - 0.1%

Ball Corp.#	71,009	3,889,873

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	19,783	1,891,057
Sealed Air Corp.	32,852	1,433,004
WestRock Co.	53,080	1,984,131

		5,308,192

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	181,571	11,960,082
Coty, Inc., Class A#	94,341	1,037,751
Estee Lauder Cos., Inc., Class A	46,035	7,224,733
Procter & Gamble Co.	521,570	51,400,723

		71,623,289

Cruise Lines - 0.2%

Carnival Corp.	83,824	4,841,674
Norwegian Cruise Line Holdings, Ltd.†	46,051	2,557,212
Royal Caribbean Cruises, Ltd.	35,877	4,250,707

		11,649,593

Data Processing/Management - 0.5%

Broadridge Financial Solutions, Inc.	24,442	2,474,752
Fidelity National Information Services, Inc.	68,559	7,414,656
Fiserv, Inc.†#	83,419	7,064,755
Jack Henry & Associates, Inc.	16,182	2,146,219

Paychex, Inc.	66,904	5,152,946

		24,253,328

Decision Support Software - 0.1%

MSCI, Inc.	18,429	3,404,205

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	15,237	3,945,926
DENTSPLY SIRONA, Inc.	46,590	1,945,598

		5,891,524

Diagnostic Equipment - 0.8%

Danaher Corp.	129,124	16,401,331
Thermo Fisher Scientific, Inc.	84,278	21,876,040

		38,277,371

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	18,053	3,809,725

Dialysis Centers - 0.0%

DaVita, Inc.†	26,409	1,502,672

Distribution/Wholesale - 0.2%

Copart, Inc.†	43,112	2,529,381
Fastenal Co.	60,095	3,782,379
LKQ Corp.†	66,615	1,845,236
WW Grainger, Inc.	9,550	2,910,553

		11,067,549

Diversified Banking Institutions - 3.8%

Bank of America Corp.	1,910,758	55,564,843
Citigroup, Inc.	511,255	32,710,095
Goldman Sachs Group, Inc.	72,421	14,245,211
JPMorgan Chase & Co.	696,167	72,651,988
Morgan Stanley	273,684	11,489,254

		186,661,391

Diversified Manufacturing Operations - 1.5%

3M Co.	121,900	25,280,841
A.O. Smith Corp.	30,123	1,564,287
Eaton Corp. PLC	90,731	7,237,612
General Electric Co.	1,820,929	18,919,452
Illinois Tool Works, Inc.	63,905	9,207,433
Ingersoll-Rand PLC	51,427	5,428,634
Parker-Hannifin Corp.	27,707	4,880,865
Textron, Inc.	50,863	2,761,861

		75,280,985

E-Commerce/Products - 3.0%

Amazon.com, Inc.†	85,986	141,002,422
eBay, Inc.	189,472	7,038,885

		148,041,307

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	9,699	16,459,591
Cars.com, Inc.†	1	23
Expedia Group, Inc.	24,802	3,058,335
TripAdvisor, Inc.†	21,435	1,139,699

		20,657,648

Electric Products-Misc. - 0.3%

AMETEK, Inc.	48,593	3,867,031
Emerson Electric Co.	131,085	8,933,443

		12,800,474

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	104,923	3,162,379
Sempra Energy	57,290	6,900,008

		10,062,387

Electric-Integrated - 2.8%

AES Corp.	138,650	2,388,940
Alliant Energy Corp.	49,393	2,265,657
Ameren Corp.	51,143	3,643,427
American Electric Power Co., Inc.	103,231	8,377,196
CMS Energy Corp.	59,315	3,226,736
Consolidated Edison, Inc.	65,207	5,376,317
Dominion Energy, Inc.	159,981	11,852,992
DTE Energy Co.	38,086	4,705,906
Duke Energy Corp.	149,239	13,380,769
Edison International	68,208	4,084,977
Entergy Corp.	37,922	3,539,260
Evergy, Inc.	55,154	3,083,660
Eversource Energy	66,339	4,631,126
Exelon Corp.	202,441	9,836,608
FirstEnergy Corp.	101,716	4,144,927
NextEra Energy, Inc.	100,057	18,782,700
Pinnacle West Capital Corp.	23,464	2,199,515
PPL Corp.	150,772	4,850,335
Public Service Enterprise Group, Inc.	105,815	6,222,980
Southern Co.	215,395	10,702,978
WEC Energy Group, Inc.	66,055	5,038,676
Xcel Energy, Inc.	107,609	5,903,430

		138,239,112

Electronic Components-Misc. - 0.2%

Corning, Inc.	167,562	5,832,833
Garmin, Ltd.	25,297	2,124,189

		7,957,022

Electronic Components-Semiconductors - 3.0%

Advanced Micro Devices, Inc.†	184,117	4,332,273
Broadcom, Inc.	86,554	23,833,509
Intel Corp.	955,462	50,601,267
IPG Photonics Corp.†	7,490	1,161,175
Microchip Technology, Inc.#	49,513	4,301,194
Micron Technology, Inc.†	234,490	9,585,951
NVIDIA Corp.	127,702	19,699,311
Qorvo, Inc.†	26,149	1,834,091
Skyworks Solutions, Inc.	37,166	3,034,976
Texas Instruments, Inc.	201,087	21,270,983
Xilinx, Inc.	52,974	6,637,642

		146,292,372

Electronic Connectors - 0.2%

Amphenol Corp., Class A	63,082	5,927,816
TE Connectivity, Ltd.	71,813	5,895,129

		11,822,945

Electronic Forms - 0.5%

Adobe, Inc.†	102,190	26,824,875

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	66,734	5,301,349
FLIR Systems, Inc.	28,963	1,490,146

Fortive Corp.	61,525	5,018,594
Keysight Technologies, Inc.†	39,238	3,312,080

		15,122,169

Electronic Security Devices - 0.0%

Allegion PLC	19,900	1,790,204

Engineering/R&D Services - 0.1%

Fluor Corp.	29,448	1,107,245
Jacobs Engineering Group, Inc.	25,030	1,846,713

		2,953,958

Engines-Internal Combustion - 0.1%

Cummins, Inc.	30,924	4,765,079

Enterprise Software/Service - 0.6%

Oracle Corp.	533,445	27,808,488

Entertainment Software - 0.3%

Activision Blizzard, Inc.	159,743	6,731,570
Electronic Arts, Inc.†	63,250	6,058,085
Take-Two Interactive Software, Inc.†	23,839	2,080,191

		14,869,846

Finance-Consumer Loans - 0.1%

Synchrony Financial	138,428	4,514,137

Finance-Credit Card - 2.6%

Alliance Data Systems Corp.	9,807	1,696,611
American Express Co.	146,647	15,799,748
Capital One Financial Corp.	99,159	8,287,709
Discover Financial Services	70,333	5,036,546
Mastercard, Inc., Class A	190,219	42,755,525
Visa, Inc., Class A	367,874	54,489,497
Western Union Co.	92,701	1,656,567

		129,722,203

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	251,615	11,576,806
E*TRADE Financial Corp.	53,224	2,607,444
Jefferies Financial Group, Inc.	58,842	1,192,727

		15,376,977

Finance-Other Services - 0.6%

Cboe Global Markets, Inc.	23,489	2,252,830
CME Group, Inc.	74,899	13,624,877
Intercontinental Exchange, Inc.	119,241	9,199,443
Nasdaq, Inc.	24,027	2,200,153

		27,277,303

Food-Confectionery - 0.1%

Hershey Co.	29,358	3,249,343
J.M. Smucker Co.	23,815	2,522,247

		5,771,590

Food-Meat Products - 0.1%

Hormel Foods Corp.#	57,077	2,474,859
Tyson Foods, Inc., Class A	61,779	3,809,293

		6,284,152

Food-Misc./Diversified - 0.8%

Campbell Soup Co.#	40,333	1,452,795
Conagra Brands, Inc.	101,662	2,375,841
General Mills, Inc.	124,819	5,882,719
Kellogg Co.	53,033	2,983,637
Kraft Heinz Co.	130,196	4,321,205
Lamb Weston Holdings, Inc.	30,660	2,125,045
McCormick & Co., Inc.	25,492	3,466,402
Mondelez International, Inc., Class A	304,357	14,353,476

		36,961,120

Food-Retail - 0.1%

Kroger Co.	167,059	4,899,840

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	100,111	6,762,498

Gas-Distribution - 0.1%

Atmos Energy Corp.	24,464	2,418,266
NiSource, Inc.	76,053	2,051,910

		4,470,176

Gold Mining - 0.1%

Newmont Mining Corp.	111,511	3,804,755

Home Decoration Products - 0.0%

Newell Brands, Inc.#	89,906	1,459,174

Home Furnishings - 0.0%

Leggett & Platt, Inc.	27,303	1,240,102

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	62,086	5,159,347
Marriott International, Inc., Class A	59,274	7,425,254

		12,584,601

Human Resources - 0.0%

Robert Half International, Inc.	25,430	1,734,072

Independent Power Producers - 0.1%

NRG Energy, Inc.	60,696	2,529,809

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	25,265	4,511,318

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	45,959	8,326,852
Linde PLC	115,362	19,985,313

		28,312,165

Instruments-Controls - 0.6%

Honeywell International, Inc.	154,977	23,877,307
Mettler-Toledo International, Inc.†	5,243	3,570,011

		27,447,318

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	23,288	2,192,798
Waters Corp.†	15,857	3,840,883

		6,033,681

Insurance Brokers - 0.5%

Aon PLC	50,420	8,648,543
Arthur J. Gallagher & Co.	38,447	3,086,525
Marsh & McLennan Cos., Inc.	105,450	9,808,959
Willis Towers Watson PLC	27,202	4,679,288

		26,223,315

Insurance-Life/Health - 0.5%

Aflac, Inc.	159,372	7,831,540
Brighthouse Financial, Inc.†	24,829	961,379
Lincoln National Corp.	44,718	2,795,769
Principal Financial Group, Inc.	55,108	2,900,885

Prudential Financial, Inc.	86,461	8,287,287
Torchmark Corp.	21,483	1,773,637
Unum Group	45,794	1,710,864

		26,261,361

Insurance-Multi-line - 1.0%

Allstate Corp.	72,108	6,805,553
American International Group, Inc.(1)	185,199	8,000,597
Assurant, Inc.	10,912	1,123,827
Chubb, Ltd.	96,468	12,917,065
Cincinnati Financial Corp.	31,684	2,750,805
Hartford Financial Services Group, Inc.	75,100	3,706,936
Loews Corp.	57,882	2,756,341
MetLife, Inc.	206,592	9,335,892

		47,397,016

Insurance-Property/Casualty - 2.0%

Berkshire Hathaway, Inc., Class B†	407,263	81,982,042
Progressive Corp.	122,071	8,898,976
Travelers Cos., Inc.	55,453	7,370,258

		98,251,276

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	8,510	1,924,196

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	502,950	81,201,278
Netflix, Inc.†	91,293	32,692,023
Twitter, Inc.†	151,398	4,660,030

		118,553,331

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	12,692	2,134,033

Internet Security - 0.1%

Symantec Corp.	133,750	3,008,038

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.	11,027	1,208,669
Ameriprise Financial, Inc.	29,174	3,840,174
BlackRock, Inc.	25,423	11,267,982
Franklin Resources, Inc.	62,301	2,031,636
Invesco, Ltd.	86,112	1,666,267
Raymond James Financial, Inc.	26,997	2,229,412
T. Rowe Price Group, Inc.	50,381	5,059,764

		27,303,904

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	123,537	16,966,572

Machinery-Farming - 0.2%

Deere & Co.	67,342	11,046,782

Machinery-General Industrial - 0.2%

Roper Technologies, Inc.	21,653	7,007,993
Wabtec Corp.	27,960	2,048,365

		9,056,358

Machinery-Material Handling - 0.1%

Dover Corp.	30,634	2,773,296

Machinery-Pumps - 0.1%

Flowserve Corp.	27,395	1,216,612
Xylem, Inc.	37,623	2,842,418

		4,059,030

Medical Information Systems - 0.1%

Cerner Corp.†	68,978	3,859,319

Medical Instruments - 1.2%

Boston Scientific Corp.†	289,695	11,622,563
Edwards Lifesciences Corp.†	43,764	7,408,808
Intuitive Surgical, Inc.†	23,907	13,091,712
Medtronic PLC	281,163	25,445,252
Teleflex, Inc.	9,626	2,790,000

		60,358,335

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	33,168	4,646,837
Laboratory Corp. of America Holdings†	21,123	3,131,274
Quest Diagnostics, Inc.	28,486	2,465,463

		10,243,574

Medical Products - 1.6%

Abbott Laboratories	367,684	28,539,632
ABIOMED, Inc.†	9,429	3,154,000
Baxter International, Inc.	103,604	7,742,327
Becton Dickinson and Co.	56,159	13,971,798
Cooper Cos., Inc.	10,287	2,941,979
Henry Schein, Inc.†	31,913	1,892,441
Hologic, Inc.†	56,398	2,659,166
Stryker Corp.	65,018	12,256,543
Varian Medical Systems, Inc.†	19,075	2,562,917
Zimmer Biomet Holdings, Inc.	42,702	5,300,172

		81,020,975

Medical-Biomedical/Gene - 2.1%

Alexion Pharmaceuticals, Inc.†	46,705	6,320,588
Amgen, Inc.	133,400	25,356,672
Biogen, Inc.†	42,180	13,835,462
Celgene Corp.†	146,387	12,167,687
Gilead Sciences, Inc.	270,816	17,608,456
Illumina, Inc.†	30,774	9,625,184
Incyte Corp.†	36,977	3,188,527
Regeneron Pharmaceuticals, Inc.†	16,249	6,999,094
Vertex Pharmaceuticals, Inc.†	53,500	10,098,125

		105,199,795

Medical-Drugs - 5.3%

AbbVie, Inc.	314,904	24,952,993
Allergan PLC	66,373	9,140,226
Bristol-Myers Squibb Co.	341,697	17,652,067
Eli Lilly & Co.	197,372	24,926,110
Johnson & Johnson	561,465	76,718,577
Merck & Co., Inc.	544,383	44,252,894
Nektar Therapeutics†	36,235	1,468,967
Pfizer, Inc.	1,210,128	52,459,049
Zoetis, Inc.	100,581	9,477,748

		261,048,631

Medical-Generic Drugs - 0.1%

Mylan NV†	107,946	2,848,695
Perrigo Co. PLC	26,166	1,274,284

		4,122,979

Medical-HMO - 1.6%

Anthem, Inc.	54,146	16,283,326
Centene Corp.†	85,982	5,235,444
Humana, Inc.	28,720	8,186,349
UnitedHealth Group, Inc.	201,399	48,782,866
WellCare Health Plans, Inc.†	10,466	2,653,968

		81,141,953

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	56,198	7,813,770
Universal Health Services, Inc., Class B	17,848	2,477,838

		10,291,608

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	32,832	2,734,906
Cardinal Health, Inc.	62,373	3,389,349
McKesson Corp.	40,901	5,200,971

		11,325,226

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	303,352	3,913,241

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	34,089	1,265,384

Multimedia - 1.1%

Twenty-First Century Fox, Inc., Class A	221,275	11,158,898
Twenty-First Century Fox, Inc., Class B	101,973	5,114,966
Viacom, Inc., Class B	73,991	2,162,017
Walt Disney Co.	311,650	35,166,586

		53,602,467

Networking Products - 1.1%

Arista Networks, Inc.†	10,895	3,107,799
Cisco Systems, Inc.	941,219	48,726,907

		51,834,706

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	45,525	3,570,526
Waste Management, Inc.	82,114	8,314,042

		11,884,568

Office Automation & Equipment - 0.0%

Xerox Corp.	43,399	1,341,029

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	18,153	1,961,250

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	22,827	1,237,223

Oil Companies-Exploration & Production - 1.5%

Anadarko Petroleum Corp.	105,570	4,592,295
Apache Corp.	79,457	2,636,383
Cabot Oil & Gas Corp.	90,266	2,222,349
Cimarex Energy Co.	20,018	1,439,494
Concho Resources, Inc.	41,922	4,611,420
ConocoPhillips	241,010	16,352,528
Devon Energy Corp.	98,017	2,892,482
Diamondback Energy, Inc.	32,290	3,323,610
EOG Resources, Inc.	121,401	11,411,694
Hess Corp.	52,097	3,013,811
Marathon Oil Corp.	174,026	2,888,832
Noble Energy, Inc.	100,445	2,224,857
Occidental Petroleum Corp.	158,063	10,455,867
Pioneer Natural Resources Co.	35,686	5,029,942

		73,095,564

Oil Companies-Integrated - 2.4%

Chevron Corp.	400,016	47,833,913
Exxon Mobil Corp.	886,337	70,047,213

		117,881,126

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	80,257	2,258,432

Oil Refining & Marketing - 0.5%

HollyFrontier Corp.	33,372	1,708,646
Marathon Petroleum Corp.	144,629	8,968,444
Phillips 66	88,813	8,558,021
Valero Energy Corp.	88,828	7,244,812

		26,479,923

Oil-Field Services - 0.5%

Baker Hughes a GE Co., LLC	107,477	2,835,243
Halliburton Co.	183,398	5,628,485
Schlumberger, Ltd.	289,905	12,773,214
TechnipFMC PLC	89,072	1,985,415

		23,222,357

Paper & Related Products - 0.1%

International Paper Co.	84,792	3,885,169

Pharmacy Services - 0.6%

Cigna Corp.	79,715	13,905,485
CVS Health Corp.	270,728	15,656,200

		29,561,685

Pipelines - 0.4%

Kinder Morgan, Inc.	397,349	7,613,207
ONEOK, Inc.	86,117	5,533,878
Williams Cos., Inc.	253,424	6,763,887

		19,910,972

Publishing-Newspapers - 0.0%

News Corp., Class A	80,644	1,049,985
News Corp., Class B	25,911	344,875

		1,394,860

Real Estate Investment Trusts - 2.9%

Alexandria Real Estate Equities, Inc.	22,511	3,059,020
American Tower Corp.	92,215	16,243,672
Apartment Investment & Management Co., Class A	31,598	1,546,111
AvalonBay Communities, Inc.	28,937	5,632,008
Boston Properties, Inc.	32,332	4,290,133
Crown Castle International Corp.	86,848	10,313,200
Digital Realty Trust, Inc.	43,185	4,885,087
Duke Realty Corp.	75,013	2,218,134
Equinix, Inc.	16,829	7,127,082
Equity Residential	77,132	5,683,857
Essex Property Trust, Inc.	13,831	3,870,467
Extra Space Storage, Inc.	26,486	2,541,067
Federal Realty Investment Trust	15,463	2,065,702
HCP, Inc.	99,960	3,075,769
Host Hotels & Resorts, Inc.	155,349	3,046,394
Iron Mountain, Inc.	59,919	2,122,331
Kimco Realty Corp.	88,217	1,551,737
Macerich Co.	22,147	965,609

Mid-America Apartment Communities, Inc.	23,832	2,468,519
Prologis, Inc.	131,791	9,233,278
Public Storage	31,392	6,639,094
Realty Income Corp.	61,782	4,272,843
Regency Centers Corp.	35,472	2,314,548
SBA Communications Corp.†	23,723	4,283,425
Simon Property Group, Inc.	64,750	11,730,110
SL Green Realty Corp.	17,851	1,619,443
UDR, Inc.	57,684	2,562,323
Ventas, Inc.	74,626	4,682,782
Vornado Realty Trust	36,251	2,440,055
Welltower, Inc.	78,640	5,843,738
Weyerhaeuser Co.	156,843	3,903,822

		142,231,360

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	66,367	3,302,422

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	16,979	2,285,204

Respiratory Products - 0.1%

ResMed, Inc.	29,832	3,055,692

Retail-Apparel/Shoe - 0.3%

Foot Locker, Inc.	24,053	1,431,634
Gap, Inc.	44,717	1,135,812
L Brands, Inc.	47,805	1,249,623
Ross Stores, Inc.	78,163	7,412,197
Tapestry, Inc.	60,668	2,119,740

		13,349,006

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	15,260	2,468,763
AutoZone, Inc.†	5,279	4,956,822
Genuine Parts Co.	30,724	3,342,157
O’Reilly Automotive, Inc.†	16,770	6,237,769

		17,005,511

Retail-Automobile - 0.0%

CarMax, Inc.†#	36,556	2,270,128

Retail-Building Products - 1.2%

Home Depot, Inc.	236,464	43,778,945
Lowe’s Cos., Inc.	168,097	17,665,314

		61,444,259

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	49,012	3,373,986

Retail-Discount - 1.4%

Costco Wholesale Corp.	91,738	20,066,770
Dollar General Corp.	55,034	6,519,327
Dollar Tree, Inc.†	49,818	4,798,968
Target Corp.	109,245	7,935,557
Walmart, Inc.	298,022	29,501,198

		68,821,820

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	168,299	11,981,206

Retail-Gardening Products - 0.1%

Tractor Supply Co.	25,555	2,436,669

Retail-Jewelry - 0.0%

Tiffany & Co.	22,712	2,158,548

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	23,820	1,126,210
TJX Cos., Inc.	259,073	13,287,854

		14,414,064

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	11,796	3,686,132

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	34,569	2,334,445
Macy’s, Inc.	64,367	1,595,658

		3,930,103

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	5,119	3,109,946
Darden Restaurants, Inc.	25,982	2,912,842
McDonald’s Corp.	161,388	29,669,570
Starbucks Corp.	259,717	18,247,716
Yum! Brands, Inc.	65,380	6,178,410

		60,118,484

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	79,018	1,403,360

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	77,492	8,288,544
Maxim Integrated Products, Inc.	58,002	3,157,049
QUALCOMM, Inc.	253,763	13,548,407

		24,994,000

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	205,787	7,889,873
KLA-Tencor Corp.	34,585	3,994,222
Lam Research Corp.	32,487	5,720,636

		17,604,731

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	8,992	1,883,015

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	51,548	3,391,858

Steel-Producers - 0.1%

Nucor Corp.	65,721	3,980,721

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	72,257	1,956,720

Telephone-Integrated - 2.0%

AT&T, Inc.	1,523,631	47,415,397
CenturyLink, Inc.	199,085	2,625,931
Verizon Communications, Inc.	865,027	49,237,337

		99,278,665

Television - 0.1%

CBS Corp., Class B	70,488	3,539,203

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	13,203	1,797,192

Tobacco - 1.0%

Altria Group, Inc.	393,373	20,616,679
Philip Morris International, Inc.	325,436	28,293,406

		48,910,085

Tools-Hand Held - 0.1%

Snap-on, Inc.	11,657	1,865,120
Stanley Black & Decker, Inc.	31,624	4,187,966

		6,053,086

Toys - 0.1%

Hasbro, Inc.	24,365	2,068,588
Mattel, Inc.†#	72,257	1,041,946

		3,110,534

Transport-Rail - 1.0%
CSX Corp.	167,938	12,204,054
Kansas City Southern	21,290	2,312,946
Norfolk Southern Corp.	57,015	10,222,790
Union Pacific Corp.	154,245	25,866,886

		50,606,676

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	28,786	2,601,679
Expeditors International of Washington, Inc.	36,131	2,708,018
FedEx Corp.	50,753	9,186,293
United Parcel Service, Inc., Class B	145,541	16,038,618

		30,534,608

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	18,285	1,968,746

Water - 0.1%

American Water Works Co., Inc.	37,808	3,842,049

Water Treatment Systems - 0.0%

Pentair PLC	33,436	1,422,367

Web Hosting/Design - 0.1%

VeriSign, Inc.†	22,271	3,965,129

Web Portals/ISP - 2.9%

Alphabet, Inc., Class A†	62,589	70,509,638
Alphabet, Inc., Class C†	64,408	72,131,807

		142,641,445

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	34,234	4,899,570

Total Long-Term Investment Securities (cost $2,286,944,835)		4,896,529,256

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(2)(3)	857,412	857,412

U.S. Government Treasuries - 0.2%

United States Treasury Bills
2.35% due 03/28/2019(4)	$2,700,000	2,695,206
2.36% due 03/07/2019(4)	750,000	749,709
2.36% due 04/04/2019(4)	500,000	498,888
2.40% due 07/11/2019(4)	250,000	247,800
2.49% due 07/18/2019(4)	1,500,000	1,486,028
2.50% due 07/18/2019(4)	1,200,000	1,188,822

		6,866,453

Total Short-Term Investment Securities (cost $7,723,046)		7,723,865

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount $33,687,468 collateralized by $34,310,000 of United States Treasury Notes, bearing interest at 2.50% due 02/15/2022 and having an approximate value of $34,362,323 (cost $33,687,000)	$33,687,000	33,687,000

TOTAL INVESTMENTS
(cost $2,328,354,881)	99.9%	4,937,940,121
Other assets less liabilities	0.1	6,662,023

NET ASSETS	100.0%	$4,944,602,144

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of February 28, 2019.
(3)

At February 28, 2019, the Fund had loaned securities with a total value of $29,243,921. This was secured by collateral of $857,412, which was received in cash and subsequently invested in short-term investments currently valued at $857,412 as reported in the Portfolio of Investments. Additional collateral of $29,383,879 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$484,889
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	328,437
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	266,743
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	4,217,134
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	24,086,676

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
359	Long	S&P 500 E-Mini Index	March 2019	$46,764,930	$49,985,365	$3,220,435

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,896,529,256	$—	$—	$4,896,529,256
Short-Term Investment Securities:
Registered Investment Companies	857,412	—	—	857,412
U.S. Government Treasuries	—	6,866,453	—	6,866,453
Repurchase Agreements	—	33,687,000	—	33,687,000

Total Investments at Value	$4,897,386,668	$40,553,453	$—	$4,937,940,121

Other Financial Instruments:†
Futures Contracts	$3,220,435	$—	$—	$3,220,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Aerospace/Defense - 1.2%

Lockheed Martin Corp.	4,853	$1,501,567

Aerospace/Defense-Equipment - 2.5%

Harris Corp.	7,380	1,217,184
United Technologies Corp.	15,139	1,902,518

		3,119,702

Banks-Commercial - 1.4%

M&T Bank Corp.	9,930	1,718,486

Banks-Super Regional - 4.3%

PNC Financial Services Group, Inc.	19,831	2,499,103
Wells Fargo & Co.	56,260	2,806,811

		5,305,914

Building & Construction Products-Misc. - 1.2%

Fortune Brands Home & Security, Inc.	30,003	1,413,741

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	87,447	3,381,575

Chemicals-Diversified - 2.9%

DowDuPont, Inc.	36,836	1,960,780
FMC Corp.	17,892	1,601,334

		3,562,114

Computers-Memory Devices - 1.1%

NetApp, Inc.	20,089	1,309,803

Containers-Paper/Plastic - 0.9%

Sealed Air Corp.	25,741	1,122,822

Cosmetics & Toiletries - 1.0%

Unilever NV	22,306	1,204,078

Diversified Banking Institutions - 9.6%

Bank of America Corp.	138,299	4,021,735
Citigroup, Inc.	48,424	3,098,168
JPMorgan Chase & Co.	45,332	4,730,847

		11,850,750

Diversified Manufacturing Operations - 1.1%

Ingersoll-Rand PLC	13,043	1,376,819

Electric-Distribution - 1.0%

Sempra Energy	9,970	1,200,787

Electric-Integrated - 3.7%

Dominion Energy, Inc.	24,030	1,780,383
Edison International	18,528	1,109,642
Eversource Energy	24,216	1,690,519

		4,580,544

Electronic Components-Misc. - 1.1%

nVent Electric PLC	50,015	1,374,412

Electronic Components-Semiconductors - 3.2%

Intel Corp.	73,995	3,918,775

Food-Misc./Diversified - 1.2%

Mondelez International, Inc., Class A	30,001	1,414,847

Food-Wholesale/Distribution - 1.0%

US Foods Holding Corp.†	35,288	1,243,549

Footwear & Related Apparel - 0.5%

Skechers U.S.A., Inc., Class A†	19,670	661,502

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.	16,739	1,391,011

Insurance Brokers - 1.2%

Marsh & McLennan Cos., Inc.	15,986	1,487,018

Insurance-Multi-line - 2.5%

Chubb, Ltd.	14,113	1,889,730
MetLife, Inc.	25,762	1,164,185

		3,053,915

Insurance-Property/Casualty - 1.1%

Intact Financial Corp.	16,352	1,366,860

Investment Management/Advisor Services - 2.3%

BlackRock, Inc.	3,678	1,630,163
Invesco, Ltd.	62,870	1,216,535

		2,846,698

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	9,828	1,349,778

Medical Instruments - 2.0%

Medtronic PLC	26,643	2,411,192

Medical Products - 2.3%

Koninklijke Philips NV	35,598	1,417,182
Zimmer Biomet Holdings, Inc.	11,448	1,420,926

		2,838,108

Medical-Drugs - 9.0%

Allergan PLC	8,166	1,124,540
AstraZeneca PLC ADR	37,669	1,566,277
Bristol-Myers Squibb Co.#	27,831	1,437,749
Eli Lilly & Co.	14,403	1,818,955
Merck & Co., Inc.	37,371	3,037,889
Roche Holding AG	7,371	2,047,972

		11,033,382

Medical-HMO - 2.7%

Anthem, Inc.	6,728	2,023,311
UnitedHealth Group, Inc.	5,459	1,322,279

		3,345,590

Networking Products - 2.9%

Cisco Systems, Inc.	68,160	3,528,643

Oil Companies-Exploration & Production - 6.3%

Concho Resources, Inc.	12,865	1,415,150
EOG Resources, Inc.	19,309	1,815,046
Noble Energy, Inc.	57,210	1,267,201
Occidental Petroleum Corp.	26,979	1,784,661
Pioneer Natural Resources Co.	10,164	1,432,616

		7,714,674

Oil Companies-Integrated - 3.9%

Exxon Mobil Corp.	60,027	4,743,934

Real Estate Investment Trusts - 3.2%

Brixmor Property Group, Inc.	42,909	749,191
Crown Castle International Corp.	16,281	1,933,369
Park Hotels & Resorts, Inc.	40,053	1,251,256

		3,933,816

Retail-Apparel/Shoe - 1.0%

Tapestry, Inc.	36,428	1,272,794

Retail-Building Products - 1.1%

Home Depot, Inc.	7,436	1,376,701

Retail-Catalog Shopping - 0.7%

Qurate Retail, Inc.†(1)	51,004	918,582

Semiconductor Components-Integrated Circuits - 3.8%

Analog Devices, Inc.	17,544	1,876,506
Maxim Integrated Products, Inc.	23,095	1,257,061
QUALCOMM, Inc.	27,821	1,485,363

		4,618,930

Semiconductor Equipment - 0.9%

KLA-Tencor Corp.	9,685	1,118,521

Telephone-Integrated - 3.0%

Verizon Communications, Inc.	63,787	3,630,756

Tobacco - 2.1%

Philip Morris International, Inc.	29,953	2,604,114

Transport-Rail - 1.1%

Union Pacific Corp.	7,980	1,338,246

Wireless Equipment - 0.9%

Nokia OYJ ADR#	176,408	1,074,325

Total Long-Term Investment Securities
(cost $97,561,195)		120,259,375

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $2,193,030 collateralized by $2,275,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $2,239,310 (cost $2,193,000)	$2,193,000	2,193,000

TOTAL INVESTMENTS
(cost $99,754,195)	99.7%	122,452,375
Other assets less liabilities	0.3	409,306

NET ASSETS	100.0%	$122,861,681

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 28, 2019, the Fund had loaned securities with a total value of $1,081,603. This was secured by collateral of $1,105,389 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	04/18/2019 to 04/18/2019	$2,511
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2019 to 02/15/2048	1,102,878

(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $918,582 representing 0.7% of net assets.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$120,259,375	$—	$—	$120,259,375
Repurchase Agreements	—	2,193,000	—	2,193,000

Total Investments at Value	$120,259,375	$2,193,000	$—	$122,452,375

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2019 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 28, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Global Social Awareness Fund, Growth & Income Fund International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of February 28, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 28, 2019, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Swap Contracts(1)	Futures Contracts(3)	Options Purchased(2)	Foreign Exchange Contracts(1)	Total
Asset Allocation	$—	$—	$32,140	$—	$201,507	$233,647
Dynamic Allocation	—	—	—	1,507,437	—	1,507,437
Global Social Awareness	—	—	—	—	—	—
Global Strategy	—	665,835	—	—	1,083,566	1,749,401
Growth	—	—	—	—	53,909	53,909
Growth & Income	—	—	—	—	—	—
International Equities Index	—	—	—	—	—	—
International Value	—	—	—	—	186,549	186,549
Mid Cap Index	—	—	—	—	—	—
Nasdaq-100 Index	—	—	96,250	—	—	96,250
Small Cap Index	—	—	—	—	—	—
Stock Index	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Swap Contracts(1)	Futures Contracts(3)	Options Written(2)	Foreign Exchange Contracts(1)	Total
Asset Allocation	$—	$—	$25,068	$—	$113,728	$138,796
Dynamic Allocation	—	—	176,800	—	—	176,800
Global Social Awareness	—	—	9,360	—	—	9,360
Global Strategy	—	75,985	—	—	213,166	289,151
Growth	—	—	—	—	8,926	8,926
Growth & Income	—	—	8,320	—	—	8,320
International Equities Index	—	—	90,085	—	—	90,085
International Value	—	—	—	—	2,145,398	2,145,398
Mid Cap Index	—	—	118,260	—	—	118,260
Nasdaq-100 Index	—	—	—	—	—	—
Small Cap Index	—	—	124,080	—	—	124,080
Stock Index	—	—	186,680	—	—	186,680

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(198,000)
Dynamic Allocation	2,997,750
Global Social Awareness	106,058
Growth & Income	3,640
International Equities Index	730,204
Mid Cap Index	2,010,480
Nasdaq-100 Index	2,390,378
Small Cap Index	1,780,609
Stock Index	3,220,435

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2019, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value 2/28/2019
VALIC Co. I Blue Chip Growth Fund	$7,031,944	—	—	$48,607	$818,596	$172,797	$149,018	$6,583,770
VALIC Co. I Broad Cap Value Income Fund	9,722,551	—	—	394,439	1,169,423	176,512	(33,375)	9,090,704
VALIC Co. I Capital Conservation Fund	16,101,298	—	—	411,102	3,076,077	(85,819)	423,232	13,773,736
VALIC Co. I Dividend Value Fund	8,840,596	—	—	62,495	1,052,481	3,139	322,449	8,176,198
VALIC Co. I Emerging Economies Fund	2,848,116	—	—	18,982	317,292	257	(213,881)	2,336,182
VALIC Co. I Global Real Estate Fund	1,890,673	—	—	13,888	233,885	(9,678)	83,445	1,744,443
VALIC Co. I Government Securities Fund	9,183,677	—	—	665,967	1,935,952	(80,229)	293,166	8,126,629
VALIC Co. I Growth & Income Fund	4,010,587	—	—	27,775	467,769	152,312	9,737	3,732,642
VALIC Co. I Growth Fund	9,043,859	—	—	262,496	1,302,481	128,355	140,285	8,272,514
VALIC Co. I Inflation Protected Fund	3,921,304	—	—	27,776	467,769	(10,311)	31,377	3,502,377
VALIC Co. I International Equities Index Fund	4,833,579	—	—	384,720	584,712	(3,023)	(184,227)	4,446,337
VALIC Co. I International Government Bond Fund	969,025	—	—	6,943	116,942	(4,768)	14,107	868,365
VALIC Co. I International Growth Fund	8,142,261	—	—	229,079	1,918,166	62,499	(342,901)	6,172,772
VALIC Co. I International Value Fund	7,842,680	—	—	300,004	1,634,934	(166,811)	(324,600)	6,016,339
VALIC Co. I Large Cap Core Fund	7,841,315	—	—	55,551	935,539	(146,510)	386,810	7,201,627
VALIC Co. I Large Capital Growth Fund	8,086,358	—	—	55,552	1,335,539	107,855	637,490	7,551,716
VALIC Co. I Mid Cap Index Fund	4,064,365	—	—	655,086	509,688	78,023	(104,834)	4,182,952
VALIC Co. I Stock Index Fund	30,027,657	—	—	533,317	4,308,270	1,014,428	247,108	27,514,240
VALIC Co. I Value Fund	9,840,019	—	—	294,439	1,169,423	341,970	(179,463)	9,127,542
VALIC Co. II Capital Appreciation Fund	7,189,706	31,163	333,793	413,562	1,218,596	353,082	(334,704)	6,403,050
VALIC Co. II Core Bond Fund	14,049,943	327,292	5,030	729,538	2,662,193	(12,241)	(44,942)	12,060,105
VALIC Co. II High Yield Bond Fund	1,993,983	111,551	—	125,438	233,885	(15,904)	(23,572)	1,846,060
VALIC Co. II Mid Cap Growth Fund	2,020,250	2,654	315,813	1,356,977	317,722	11,056	(284,633)	2,785,928
VALIC Co. II Mid Cap Value Fund	2,011,436	8,167	148,850	1,245,528	317,722	(45,859)	(184,602)	2,708,781
VALIC Co. II Large Cap Value Fund	3,984,804	46,111	128,903	202,789	467,769	(30,367)	(162,958)	3,526,499
VALIC Co. II International Opportunities Fund	2,001,015	15,579	—	127,618	500,350	11,644	(208,657)	1,431,270
VALIC Co. II Small Cap Growth Fund	4,120,557	—	128,325	637,949	501,304	93,502	(91,177)	4,259,527
VALIC Co. II Small Cap Value Fund	4,125,380	31,613	276,467	1,093,167	509,688	(104,781)	(471,498)	4,132,580
VALIC Co. II Strategic Bond Fund	3,474,509	125,832	—	150,136	409,298	(27,957)	(10,221)	3,177,169

	$199,213,447	$699,962	$1,337,181	$10,530,920	$30,493,465	$1,963,173	$(462,021)	$180,752,054

Stock Index Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 2/28/19
American International Group, Inc. Common Stock	$10,013,788	$180,728	$—	$37,575	$239,150	$63,069	$(1,874,685)	$8,000,597

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 29, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 29, 2019